UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a Copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 91.6%
COMMON STOCK — 28.1%
Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd. ADR	114,700	$409,479
Harmony Gold Mining Co. Ltd. ADR	5,200	8,112

		417,591

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(b)	13,500	122,580

Total Africa		540,171

Asia — 0.3%
Automotive — 0.0%
Honda Motor Co. Ltd. ADR	400	11,708

Biotechnology & Pharmaceuticals — 0.0%
Dr Reddy’s Laboratories Ltd. ADR	20,400	656,880
Sinovac Biotech Ltd. (a)	200	1,492

		658,372

Consumer Services — 0.0%
Tarena International, Inc. ADR	8,700	65,859

Design, Manufacturing & Distribution — 0.0%
Fabrinet (a)	5,900	217,651

Gaming, Lodging & Restaurants — 0.1%
GreenTree Hospitality Group Ltd. ADR (a)	1,400	25,326
Melco Crown Entertainment Ltd. ADR	96,000	2,688,000
Yum China Holdings, Inc.	36,300	1,396,098

		4,109,424

Hardware — 0.1%
Canon, Inc. ADR	10,600	346,514
Sony Corp. ADR	40,300	2,065,778

		2,412,292

Health Care Facilities & Services — 0.0%
Global Cord Blood Corp. (a)	3,800	36,062
iKang Healthcare Group, Inc. ADR (a)	11,900	243,474

		279,536

Machinery — 0.0%
China Yuchai International Ltd. (b)	4,345	94,286
Hollysys Automation Technologies Ltd. (b)	5,600	123,984

		218,270

Media — 0.1%
58.com, Inc. ADR (a)	6,600	457,644
Autohome, Inc. ADR	3,200	323,200
Baidu, Inc. ADR (a)	5,400	1,312,200
Leju Holdings Ltd. ADR (a)	800	1,168
Phoenix New Media Ltd. ADR (a)	2,100	8,925
SINA Corp. (a)	21,500	1,820,835
Sohu.com Ltd. ADR (a)	1,700	60,350
Weibo Corp. ADR (a)	610	54,144
Yandex NV A Shares (a)	56,500	2,028,350

		6,066,816

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — 0.0%
China Petroleum & Chemical Corp. ADR	1,100	$98,824

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR (b)	600	23,718
Guangshen Railway Co. Ltd. ADR (b)	100	2,812

		26,530

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd. ADR (b)	9,900	44,055

Renewable Energy — 0.0%
Highpower International, Inc. (a)	200	620
JA Solar Holdings Co. Ltd. ADR (a)	9,500	64,695

		65,315

Retail—Discretionary — 0.0%
Alibaba Group Holding Ltd. ADR (a)	3,318	615,589

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc. (b)	31,100	740,802
Magnachip Semiconductor Corp. (a)	14,800	151,700
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	28,400	1,038,304
United Microelectronics Corp. ADR	35,700	100,674

		2,031,480

Software — 0.0%
Changyou.com Ltd. ADR (b)	9,200	153,364
Momo, Inc. ADR (a)	50,200	2,183,700

		2,337,064

Technology Services — 0.0%
WNS Holdings Ltd. ADR (a)	10,500	547,890

Telecommunications — 0.0%
Aspire Holdings LLC Class A (d)	1,502,082	1
China Telecom Corp. Ltd. ADR	300	13,929
GDS Holdings Ltd. ADR (a)	500	20,045

		33,975

Total Asia		19,840,650

Europe — 0.8%
Automotive — 0.0%
Fiat Chrysler Automobiles NV	83,800	1,582,982

Banking — 0.0%
HSBC Holdings PLC ADR	18	848

Biotechnology & Pharmaceuticals — 0.2%
Amarin Corp. PLC ADR (a)	32,800	101,352
CRISPR Therapeutics AG (a)	3,300	193,908
Novartis AG (d)	118,850	9,034,664
Novartis AG ADR	7,500	566,550
uniQure NV (a)	300	11,340

		9,907,814

Chemicals — 0.0%
Orion Engineered Carbons SA (b)	27,400	845,290

Commercial Services — 0.0%
Cimpress NV (a)	7,500	1,087,200

Consumer Products — 0.0%
Nomad Foods Ltd. (a)	10,300	197,657
Unilever NV	24	1,337

		198,994

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Engineering & Construction Services — 0.0%
nVent Electric plc (a)	2,900	$72,790

Iron & Steel — 0.0%
Ternium SA ADR	2,000	69,640

Machinery — 0.0%
Pentair PLC	1,000	42,080

Medical Equipment & Devices — 0.2%
Koninklijke Philips NV	1,700	71,859
Lonza Group AG (d)	36,150	9,618,828
Smith & Nephew PLC ADR	2,000	75,060
Trinity Biotech PLC ADR (a),(b)	1,700	8,500

		9,774,247

Metals & Mining — 0.0%
Randgold Resources Ltd. ADR	2,300	177,307

Oil, Gas & Coal — 0.0%
Aegean Marine Petroleum Network, Inc. (b)	2,300	1,524

Recreation Facilities & Services — 0.0%
Manchester United PLC Class A	1,200	24,720

Retail—Discretionary — 0.0%
Hudson Ltd. Class A (a)	400	6,996

Semiconductors — 0.1%
NXP Semiconductor NV (a),(d)	87,132	9,520,914

Software — 0.3%
InterXion Holding NV (a)	6,300	393,246
Micro Focus International plc ADR	100	1,727
Playtech PLC	1,665,902	16,555,269

		16,950,242

Technology Services — 0.0%
Atento SA	200	1,370

Transportation & Logistics — 0.0%
Diana Shipping, Inc. (a)	1,100	5,291
DryShips, Inc.	190	1,000
Navios Maritime Partners LP	6,400	12,096
Safe Bulkers, Inc. (a)	21,400	72,760
Star Bulk Carriers Corp. (a)	20	257

		91,404

Utilities — 0.0%
National Grid PLC ADR	1,108	61,882

Total Europe		50,418,244

Middle East — 0.2%
Biotechnology & Pharmaceuticals — 0.0%
Teva Pharmaceutical Industries Ltd. ADR	49,200	1,196,544

Electrical Equipment — 0.0%
Camtek Ltd.	3,500	25,725
Orbotech Ltd. (a),(b)	17,400	1,075,320

		1,101,045

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Hardware — 0.0%
Ceragon Networks Ltd. (a)	7,000	$24,990
Radware Ltd. (a),(b)	6,500	164,320
Silicom Ltd. (a)	200	7,692

		197,002

Home & Office Products — 0.0%
SodaStream International Ltd. (a)	5,700	486,210

Media — 0.1%
Wix.com Ltd. (a)	16,700	1,675,010

Oil, Gas & Coal — 0.0%
Ocean Rig UDW, Inc. (a)	15,800	465,784

Semiconductors — 0.1%
Mellanox Technologies Ltd. (a)	25,600	2,158,080
Tower Semiconductor Ltd. (a)	23,900	526,039

		2,684,119

Software — 0.0%
Attunity Ltd. (a)	1,600	18,576
Check Point Software Technologies Ltd. (a)	200	19,536
CyberArk Software Ltd. (a)	6,400	402,944
NICE-Systems Ltd. ADR (a)	1,200	124,524
Sapiens International Corp. NV (b)	1,000	9,770

		575,350

Technology Services — 0.0%
Magic Software Enterprises Ltd. (b)	600	4,950

Telecommunications — 0.0%
Allot Communications Ltd. (a)	900	4,824
Turkcell Iletisim Hizmetleri AS ADR	1,200	7,848

		12,672

Total Middle East		8,398,686

North America — 26.7%
Aerospace & Defense — 0.2%
American Outdoor Brands Corp. (a)	500	6,015
Arconic, Inc.	305	5,188
Ducommun, Inc. (a),(b)	1,800	59,562
Esterline Technologies Corp. (a)	8,000	590,400
Lockheed Martin Corp. (b)	20,399	6,026,477
Moog, Inc. Class A (b)	3,100	241,676
MSA Safety, Inc.	500	48,170
TransDigm Group, Inc.	11,900	4,107,166

		11,084,654

Apparel & Textile Products — 0.2%
Cherokee, Inc. (a)	100	56
Crocs, Inc. (a)	33,900	596,979
Culp, Inc.	500	12,275
Deckers Outdoor Corp. (a)	15,000	1,693,350
Nike, Inc. Class B	66,200	5,274,816
Perry Ellis International, Inc. (a),(b)	3,100	84,227
PVH Corp.	27,000	4,042,440
Skechers U.S.A., Inc. Class A (a)	63,900	1,917,639
Steven Madden Ltd.	3,100	164,610
Unifi, Inc. (a)	1,200	38,040
VF Corp.	1,700	138,584
Vince Holding Corp. (a)	306	5,046

		13,968,062

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Asset Management — 0.2%
Ameriprise Financial, Inc.	8,400	$1,174,992
Apollo Investment Corp.	44,297	246,734
Ares Capital Corp.	87,500	1,439,375
BlackRock Kelso Capital Corp. (b)	24,400	142,252
BlackRock, Inc. (d)	13,747	6,860,303
Blucora, Inc. (a)	3,000	111,000
Capital Southwest Corp.	200	3,622
Capitala Finance Corp.	4,800	39,840
Federated Investors, Inc. Class B	7,400	172,568
Fidus Investment Corp. (b)	6,600	93,786
Financial Engines, Inc.	2,011	90,294
FS Investment Corp.	1,700	12,495
Garrison Capital, Inc. (b)	1,300	10,569
Gladstone Capital Corp. (b)	6,400	57,600
Gladstone Investment Corp. (b)	8,700	102,399
Golub Capital BDC, Inc.	2,300	42,090
Hercules Technology Growth Capital, Inc.	23,900	302,335
Horizon Technology Finance Corp. (b)	3,500	35,280
Invesco Ltd.	37,800	1,003,968
KCAP Financial, Inc. (b)	4,800	15,600
Manning & Napier, Inc.	1,600	4,960
Medallion Financial Corp. (a),(b)	4,400	24,112
Monroe Capital Corp.	3,800	51,224
MVC Capital, Inc. (b)	1,300	12,350
New Mountain Finance Corp.	7,700	104,720
Newtek Business Services Corp.	3,913	77,908
Oaktree Specialty Lending Corp.	1,000	4,780
OM Asset Management plc	9,800	139,748
Oppenheimer Holdings, Inc. Class A (b)	2,900	81,200
Oxford Square Capital Corp. (b)	11,700	80,730
PennantPark Investment Corp. (b)	18,000	126,090
Safeguard Scientifics, Inc. (a)	400	5,120
Solar Capital Ltd. (b)	4,000	81,760
Solar Senior Capital Ltd.	1,800	29,358
Stellus Capital Investment Corp. (b)	3,800	48,564
TCP Capital Corp.	11,000	158,950
THL Credit, Inc. (b)	7,400	57,868
TPG Specialty Lending, Inc.	1,100	19,734
TriplePoint Venture Growth BDC Corp.	3,400	42,262
WhiteHorse Finance, Inc. (b)	2,800	40,628

		13,149,168

Automotive — 0.0%
Cooper-Standard Holding, Inc. (a)	1,700	222,139
Dana Holding Corp.	16,700	337,173
Ford Motor Co.	139,700	1,546,479
Gentex Corp.	8,800	202,576
Goodyear Tire & Rubber Co.	5,900	137,411
Miller Industries, Inc.	100	2,555
Modine Manufacturing Co. (a)	14,000	255,500
Superior Industries International, Inc.	200	3,580
Tenneco, Inc.	5,000	219,800
Tower International, Inc. (b)	3,900	124,020

		3,051,233

Banking — 2.9%
Access National Corp.	400	11,440
Allegiance Bancshares, Inc. (a),(d)	30,638	1,328,157
Arrow Financial Corp. (b)	559	20,348
Associated Banc-Corp	34	928
Atlantic Capital Bancshares, Inc. (a)	3,200	62,880

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Banco Latinoamericano de Comercio Exterior SA E Shares	100	$2,461
Bancorp, Inc. (a),(b)	9,900	103,554
Bank of Marin Bancorp	400	32,340
Bank of NT Butterfield & Son Ltd.	10,400	475,488
BankFinancial Corp.	1,155	20,386
Banner Corp. (d)	46,362	2,787,747
Beneficial Bancorp, Inc.	4,682	75,848
Berkshire Hills Bancorp, Inc. (d)	84,054	3,412,592
Bridge Bancorp, Inc.	200	7,190
Bridgewater Bancshares, Inc. (a)	700	8,904
Byline Bancorp, Inc. (a),(d)	151,989	3,395,434
Cadence BanCorp	24,900	718,863
Capitol Federal Financial, Inc.	1,200	15,792
Cathay General Bancorp	500	20,245
Centerstate Banks, Inc. (d)	321,646	9,591,484
Central Pacific Financial Corp. (b)	5,000	143,250
Charter Financial Corp. (b)	1,300	31,395
Citizens Financial Group, Inc.	12,900	501,810
City Holding Co. (b)	100	7,523
CoBiz Financial, Inc.	400	8,592
Comerica, Inc.	5,400	490,968
ConnectOne Bancorp, Inc. (d)	142,017	3,536,223
CVB Financial Corp.	2,600	58,292
East West Bancorp, Inc.	10,400	678,080
Enterprise Financial Services Corp. (d)	102,897	5,551,293
Farmers Capital Bank Corp. (b)	100	5,210
Fidelity Southern Corp. (b)	2,800	71,148
Fifth Third Bancorp	6,700	192,290
Financial Institutions, Inc. (b)	1,800	59,220
First BanCorp (a),(b)	61,100	467,415
First Business Financial Services, Inc.	400	10,400
First Community Bancshares, Inc. (b)	800	25,488
First Defiance Financial Corp.	1,000	67,060
First Financial Corp.	400	18,140
First Financial Northwest, Inc. (b)	600	11,712
First Foundation, Inc. (a)	400	7,416
First Hawaiian, Inc.	42,600	1,236,252
First Interstate BancSystem, Inc. Class A (b)	2,400	101,280
First Midwest Bancorp, Inc. (d)	356,266	9,074,095
Flushing Financial Corp.	1,500	39,150
FS Bancorp, Inc.	100	6,325
Green Bancorp, Inc.	1,700	36,720
Heritage Commerce Corp.	4,000	67,960
Home BancShares, Inc.	1,015	22,898
HomeTrust Bancshares, Inc. (a)	200	5,630
Huntington Bancshares, Inc.	29,800	439,848
Independent Bank Corp. (b)	2,400	61,200
Investors Bancorp, Inc.	100	1,279
JPMorgan Chase & Co. (d)	141,329	14,726,482
Lakeland Bancorp, Inc.	1,000	19,850
M&T Bank Corp.	11,000	1,871,650
Macatawa Bank Corp.	100	1,214
MB Financial, Inc.	364	16,999
Mercantile Bank Corp.	1,100	40,656
Merchants Bancorp (d)	7,193	205,216
Meridian Bancorp, Inc.	600	11,490
Midland States Bancorp, Inc. (d)	165,479	5,669,311
MidWestOne Financial Group, Inc.	300	10,134
National Bankshares, Inc. (b)	100	4,640
Northrim BanCorp, Inc.	400	15,820
OceanFirst Financial Corp. (d)	189,886	5,688,985
OFG Bancorp	200	2,810

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Opus Bank (d)	147,682	$4,238,473
Oritani Financial Corp.	8,300	134,460
PacWest Bancorp (d)	178,265	8,809,856
Peapack Gladstone Financial Corp.	800	27,672
People’s United Financial, Inc.	2,400	43,416
Peoples Bancorp, Inc.	500	18,890
PNC Financial Services Group, Inc. (d)	93,562	12,640,226
Preferred Bank (b)	800	49,168
QCR Holdings, Inc. (d)	36,764	1,744,452
RBB Bancorp	200	6,424
Signature Bank (a),(d)	124,546	15,926,942
Simmons First National Corp. Class A (d)	114,784	3,432,042
Southside Bancshares, Inc.	115	3,873
State Bank Financial Corp.	6,800	227,120
Sterling Bancorp (d)	255,940	6,014,590
Stock Yards Bancorp, Inc.	1,100	41,965
SunTrust Banks, Inc. (d)	186,678	12,324,482
SVB Financial Group (a),(d)	24,772	7,153,163
Territorial Bancorp, Inc.	500	15,500
Towne Bank (d)	131,278	4,214,024
Trico Bancshares (b)	1,700	63,665
TriState Capital Holdings, Inc. (a),(b)	2,300	60,030
Triumph Bancorp, Inc. (a)	6,100	248,575
TrustCo Bank Corp.	700	6,230
Umpqua Holdings Corp.	2,600	58,734
United Community Financial Corp.	3,500	38,465
Univest Corp. of Pennsylvania (d)	119,784	3,294,060
Veritex Holdings, Inc. (a),(d)	154,410	4,797,519
Washington Trust Bancorp, Inc.	1,100	63,910
Waterstone Financial, Inc.	900	15,345
Wells Fargo & Co. (b)	87,100	4,828,824
Western Alliance Bancorp (a)	1,181	66,856
WSFS Financial Corp. (d)	73,375	3,910,888
Zions BanCorp. (d)	205,564	10,831,167

		178,763,906

Biotechnology & Pharmaceuticals — 3.0%
AbbVie, Inc.	400	37,060
Aceto Corp.	11,500	38,525
Acorda Therapeutics, Inc. (a),(b)	3,300	94,710
Adverum Biotechnollogies, Inc. (a)	900	4,770
Alexion Pharmaceuticals, Inc. (a),(d)	67,700	8,404,955
Allergan PLC (d)	47,640	7,942,541
Amgen, Inc. (d)	58,160	10,735,754
AnaptysBio, Inc. (a)	100	7,104
Anika Therapeutics, Inc. (a)	6,900	220,800
Athersys, Inc. (a)	1,700	3,349
BioCryst Pharmaceuticals, Inc. (a)	900	5,157
BioSpecifics Technologies Corp. (a),(b)	100	4,486
Blueprint Medicines Corp. (a)	1,300	82,524
Catalyst Biosciences, Inc. (a)	1,100	12,837
Celgene Corp. (a),(d),(b)	328,990	26,128,386
Celldex Therapeutics, Inc. (a)	6,681	3,365
ChemoCentryx, Inc. (a)	8,100	106,677
Chimerix, Inc. (a)	3,600	17,136
Concert Pharmaceuticals, Inc. (a)	400	6,732
Corium International, Inc. (a)	2,200	17,622
CTI BioPharma Corp. (a)	5,200	25,896
Curis, Inc. (a)	4,160	7,197
Cytokinetics, Inc. (a)	500	4,150
CytomX Therapeutics, Inc. (a)	2,700	61,722
Dermira, Inc. (a)	100	920

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Dicerna Pharmaceuticals, Inc. (a)	5,800	$71,050
Durect Corp. (a)	100	156
Edge Therapeutics, Inc. (a)	800	824
Eiger BioPharmaceuticals, Inc. (a)	20	244
Enanta Pharmaceuticals, Inc. (a)	200	23,180
Fate Therapeutics, Inc. (a)	8,100	91,854
Five Prime Therapeutics, Inc. (a)	2,000	31,620
Halozyme Therapeutics, Inc. (a)	18,200	307,034
Horizon Pharma PLC (a)	11,300	187,128
Immune Design Corp. (a)	1,800	8,190
Intercept Pharmaceuticals, Inc. (a)	200	16,782
Iovance Biotherapeutics, Inc. (a)	1,200	15,360
Jazz Pharmaceuticals PLC (a)	13,000	2,239,900
Johnson & Johnson (b)	182,900	22,193,086
Kadmon Holdings, Inc. (a)	500	1,995
Karyopharm Therapeutics, Inc. (a)	500	8,495
KemPharm, Inc. (a)	100	650
Lexicon Pharmaceuticals, Inc. (a)	315	3,780
Ligand Pharmaceuticals, Inc. (a)	5,300	1,098,001
Merck & Co., Inc. (d),(b)	596,000	36,177,200
Mylan NV (a),(d)	116,510	4,210,671
Natural Health Trends Corp.	100	2,502
Nektar Therapeutics (a)	7,800	380,874
Neurocrine Biosciences, Inc. (a)	7,400	726,976
OncoMed Pharmaceuticals, Inc. (a)	700	1,617
Otonomy, Inc. (a)	11,700	45,045
PDL BioPharma, Inc. (a),(b)	34,100	79,794
Protagonist Therapeutics, Inc. (a)	4,800	32,256
PTC Therapeutics, Inc. (a)	1,100	37,103
Ra Pharmaceuticals, Inc. (a)	1,200	11,940
Recro Pharma, Inc. (a)	2,900	14,558
Regeneron Pharmaceuticals, Inc. (a),(d),(b)	127,050	43,830,979
Selecta Biosciences, Inc. (a)	900	11,925
Sierra Oncology, Inc. (a)	2,300	6,808
Stemline Therapeutics, Inc. (a)	3,800	60,990
Sunesis Pharmaceuticals, Inc. (a)	67	142
Syros Pharmaceuticals, Inc. (a)	1,200	12,252
United Therapeutics Corp. (a)	600	67,890
USANA Health Sciences, Inc. (a),(b)	1,900	219,070
Vanda Pharmaceuticals, Inc. (a)	700	13,335
Verastem, Inc. (a)	2,800	19,264
Versartis, Inc. (a)	11,400	23,085
Vertex Pharmaceuticals, Inc. (a),(d)	110,000	18,695,600
Voyager Therapeutics, Inc. (a)	800	15,632
Xencor, Inc. (a)	400	14,804

		184,986,016

Chemicals — 0.2%
AdvanSix, Inc. (a)	6,400	234,432
Air Products & Chemicals, Inc.	1,300	202,449
Albemarle Corp.	25	2,358
American Vanguard Corp.	200	4,590
Celanese Corp.	14,800	1,643,688
Chemours Co.	9,600	425,856
CSW Industrials, Inc. (a)	300	15,855
Haynes International, Inc.	600	22,044
Huntsman Corp.	107,200	3,130,240
Ingevity Corp. (a)	3,300	266,838
Koppers Holdings, Inc. (a)	1,200	46,020
Kraton Performance Polymers, Inc. (a)	1,000	46,140
Landec Corp. (a)	200	2,980
Lydall, Inc. (a)	2,400	104,760

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
LyondellBasell Industries NV Class A	3,600	$395,460
Materion Corp.	100	5,415
Methanex Corp.	3,500	247,450
OMNOVA Solutions, Inc. (a)	6,500	67,600
PPG Industries, Inc.	43,300	4,491,509
Rogers Corp. (a)	1,800	200,628
RPM International, Inc.	2,800	163,296
Stepan Co. (b)	2,300	179,423
Univar, Inc. (a)	16,300	427,712
Valhi, Inc.	200	952
Versum Materials, Inc.	15,100	560,965

		12,888,660

Commercial Services — 0.1%
ABM Industries, Inc.	19,600	571,928
Acacia Research Corp. (a)	2,700	11,205
ARC Document Solutions, Inc. (a),(b)	8,300	14,691
Barrett Business Services, Inc.	600	57,942
Brady Corp. Class A	4,400	169,620
Care.com, Inc. (a)	1,900	39,672
CBIZ, Inc. (a),(b)	1,200	27,600
Collectors Universe, Inc. (b)	700	10,318
CorVel Corp. (a)	800	43,200
CRA International, Inc. (b)	1,700	86,513
Cross Country Healthcare, Inc. (a)	2,500	28,125
GP Strategies Corp. (a),(b)	100	1,760
Hackett Group, Inc. (b)	4,300	69,101
Healthcare Services Group, Inc.	14,400	621,936
Heidrick & Struggles International, Inc.	600	21,000
Hill International, Inc. (a)	300	1,770
HMS Holdings Corp. (a)	100	2,162
Huron Consulting Group, Inc. (a)	3,600	147,240
Information Services Group, Inc. (a)	1,500	6,150
Insperity, Inc.	2,000	190,500
Kelly Services, Inc. Class A	1,300	29,185
Kforce, Inc.	1,100	37,730
Manpowergroup, Inc.	24,000	2,065,440
Navigant Consulting, Inc. (a),(b)	5,500	121,770
Resources Connection, Inc. (b)	1,000	16,900
ServiceMaster Global Holdings, Inc. (a)	1,300	77,311
SP Plus Corp. (a)	4,300	159,960
TriNet Group, Inc. (a)	3,300	184,602
TrueBlue, Inc. (a)	1,600	43,120
Vectrus, Inc. (a)	1,200	36,984
Viad Corp.	500	27,125

		4,922,560

Construction Materials — 0.0%
Advanced Drainage Systems, Inc.	4,300	122,765
Apogee Enterprises, Inc.	500	24,085
Carlisle Cos., Inc.	6,800	736,508
Continental Building Products, Inc. (a),(b)	11,200	353,360
Forterra, Inc. (a)	600	5,838
MDU Resources Group, Inc.	100	2,868
Owens Corning	3,400	215,458
Universal Forest Products, Inc.	7,500	274,650

		1,735,532

Consumer Products — 1.3%
Alliance One International (a)	800	12,680
Altria Group, Inc.	65,900	3,742,461
Boston Beer Co., Inc. Class A (a)	5,200	1,558,440

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Central Garden and Pet Co. Class A (a),(b)	2,300	$93,081
Clearwater Paper Corp. (a)	300	6,930
Coca-Cola Co. (The) (b)	447,600	19,631,736
Colgate-Palmolive Co. (b)	159,300	10,324,233
ConAgra Foods, Inc.	69,900	2,497,527
Constellation Brands, Inc. Class A	38,400	8,404,608
Cott Corp.	2,500	41,375
Craft Brew Alliance, Inc. (a)	200	4,130
DavidsTea, Inc. (a)	400	1,420
General Mills, Inc.	101,900	4,510,094
Herbalife Ltd. (a)	89,900	4,829,428
Hershey Co.	2	186
Kimberly-Clark Corp. (b)	57,100	6,014,914
Lamb Weston Holdings, Inc.	32,500	2,226,575
Mondelez International, Inc. Class A	33,500	1,373,500
Monster Beverage Corp. (a),(b)	111,200	6,371,760
Nu Skin Enterprises, Inc.	3,300	258,027
Phibro Animal Health Corp. Class A	600	27,630
Philip Morris International, Inc. (b)	33,000	2,664,420
Pilgrim’s Pride Corp. (a)	9,600	193,248
Pinnacle Foods, Inc.	4,900	318,794
Primo Water Corp. (a)	16,800	293,832
Procter & Gamble Co.	5,700	444,942
Senomyx, Inc. (a)	5,100	6,120
Simply Good Foods Co. (The) (a)	4,700	67,868
Vector Group Ltd. (b)	24,622	469,788
Veru, Inc. (a),(b)	500	1,010

		76,390,757

Consumer Services — 0.0%
American Public Education, Inc. (a),(b)	2,300	96,830
Bridgepoint Education, Inc. (a),(b)	8,500	55,505
Cambium Learning Group, Inc. (a)	100	1,115
Capella Education Co.	1,800	177,660
Carriage Services, Inc.	3,500	85,925
Grand Canyon Education, Inc. (a)	1,200	133,932
K12, Inc. (a),(b)	7,000	114,590
Laureate Education, Inc. Class A (a)	701	10,045
Matthews International Corp. Class A	2,000	117,600
Regis Corp. (a)	3,000	49,620
Universal Technical Institute, Inc. (a),(b)	900	2,835
Weight Watchers International, Inc. (a)	15,900	1,607,490

		2,453,147

Containers & Packaging — 0.0%
Berry Plastics Group, Inc. (a),(b)	21,497	987,572
Blackhawk Network Holdings, Inc. Class C (d)	27	0
Crown Holdings, Inc. (a)	25,300	1,132,428
Graphic Packaging Holding Co.	7,100	103,021
Myers Industries, Inc.	300	5,760
Sonoco Products Co.	3,000	157,500

		2,386,281

Design, Manufacturing & Distribution — 0.1%
Avnet, Inc.	900	38,601
Benchmark Electronics, Inc.	3,100	90,365
Celestica, Inc. (a)	24,400	289,628
Flextronics International Ltd. (a),(b)	163,600	2,308,396
Jabil Circuit, Inc.	12,500	345,750
Sanmina Corp. (a),(b)	10,500	307,650
SYNNEX Corp.	1,000	96,510

		3,476,900

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Distributors—Consumer Staples — 0.1%
Andersons, Inc. (b)	800	$27,360
Core-Mark Holding Co., Inc.	8,000	181,600
Performance Food Group Co. (a)	25,100	921,170
Sysco Corp.	9,000	614,610
US Foods Holding Corp. (a)	97,700	3,695,014

		5,439,754

Distributors—Discretionary — 0.0%
ePlus, Inc. (a)	100	9,410
Essendant, Inc.	5,000	66,100
FTD Cos., Inc. (a)	6,000	27,840
G-III Apparel Group Ltd. (a)	7,000	310,800
Insight Enterprises, Inc. (a)	4,000	195,720
KAR Auction Services, Inc.	25,300	1,386,440
PCM, Inc. (a)	2,600	39,390
ScanSource, Inc. (a),(b)	1,200	48,360

		2,084,060

Electrical Equipment — 0.2%
Acuity Brands, Inc.	13,500	1,564,245
Argan, Inc.	400	16,380
Bel Fuse, Inc. Class B	100	2,090
Belden, Inc.	1,200	73,344
Emerson Electric Co.	3,900	269,646
FARO Technologies, Inc. (a)	2,800	152,180
Honeywell International, Inc.	7,000	1,008,350
Houston Wire & Cable Co. (a),(b)	1,200	10,200
Hubbell, Inc.	700	74,018
Ingersoll-Rand PLC	55,300	4,962,069
Kimball Electronics, Inc. (a)	100	1,830
Littelfuse, Inc.	18	4,107
LSI Industries, Inc.	3,300	17,622
OSI Systems, Inc. (a)	100	7,733
Powell Industries, Inc.	500	17,415
Rockwell Automation, Inc.	15,200	2,526,696
Sensata Technologies Holding plc (a)	21,100	1,003,938
Stoneridge, Inc. (a)	2,800	98,392
Trimble Navigation Ltd. (a)	100	3,284

		11,813,539

Engineering & Construction Services — 0.0%
Aegion Corp. (a),(b)	3,700	95,275
Exponent, Inc.	4,800	231,840
Granite Construction, Inc.	1,123	62,506
Great Lakes Dredge & Dock Corp. (a)	2,300	12,075
Jacobs Engineering Group, Inc.	11,000	698,390
Mistras Group, Inc. (a)	2,800	52,864
MYR Group, Inc. (a),(b)	3,200	113,472
Orion Marine Group, Inc. (a),(b)	4,100	33,866
Primoris Services Corp.	900	24,507
Quanta Services, Inc. (a)	36,300	1,212,420
Sterling Construction Co., Inc. (a)	7,700	100,331

		2,637,546

Forest & Paper Products — 0.0%
Mercer International, Inc. (b)	8,800	154,000
Resolute Forest Products, Inc. (a)	9,400	97,290
Verso Corp. (a)	19,100	415,616

		666,906

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Gaming, Lodging & Restaurants — 0.6%
BBX Capital Corp.	1,600	$14,448
BJ's Restaurants, Inc.	4,400	264,000
Bojangles’, Inc. (a)	13,000	187,200
Brinker International, Inc.	21,200	1,009,120
Cannae Holdings, Inc. (a)	2,700	50,085
Carnival Corp.	1,800	103,158
Carrols Restaurant Group, Inc. (a)	5,900	87,615
Century Casinos, Inc. (a)	300	2,625
Cheesecake Factory, Inc. (The)	25,300	1,393,018
Chipotle Mexican Grill, Inc. (a)	2,199	948,583
Cracker Barrel Old Country Store, Inc.	8,599	1,343,250
Darden Restaurants, Inc.	10,101	1,081,413
Del Frisco’s Restaurant Group, Inc. (a),(b)	7,400	93,240
Domino’s Pizza, Inc. (b)	24,800	6,997,816
El Pollo Loco Holdings, Inc. (a)	1,200	13,680
Eldorado Resorts, Inc. (a)	38,365	1,500,072
Famous Dave’s of America, Inc. (a)	1,091	7,364
Habit Restaurants, Inc. (The) Class A (a)	1,000	10,000
Hilton Worldwide Holdings, Inc.	1	79
J Alexander’s Holdings, Inc. (a)	1,100	12,265
Kona Grill, Inc. (a)	1,200	2,820
Las Vegas Sands Corp.	52,800	4,031,808
Lindblad Expeditions Holdings, Inc. (a)	300	3,975
Marriott International, Inc. Class A	19,414	2,457,812
Monarch Casino & Resort, Inc. (a)	1,600	70,480
Norwegian Cruise Line Holdings Ltd. (a)	89,700	4,238,325
Penn National Gaming, Inc. (a)	4,700	157,873
Potbelly Corp. (a)	3,800	49,210
Red Robin Gourmet Burgers, Inc. (a)	5,300	246,980
Ruth’s Hospitality Group, Inc.	1,000	28,050
Scientific Games Corp. Class A (a)	28,000	1,376,200
Shake Shack, Inc. Class A (a)	100	6,618
Wendy’s Co.	31,500	541,170
Wingstop, Inc.	15,600	813,072
Yum! Brands, Inc. (b)	93,100	7,282,282

		36,425,706

Hardware — 0.7%
A10 Networks, Inc. (a)	14,600	90,958
ADTRAN, Inc.	4,000	59,400
Arista Networks, Inc. (a),(b)	28,000	7,209,720
ARRIS International plc (a)	16,700	408,232
Casa Systems, Inc. (a)	2,200	35,926
Ciena Corp. (a)	100	2,647
Clearfield, Inc. (a)	1,100	12,155
CommScope Holding Co., Inc. (a)	21,000	613,305
Comtech Telecommunications Corp. (b)	1,200	38,256
Corning, Inc.	5,100	140,301
Cray, Inc. (a)	2,300	56,580
Daktronics, Inc. (b)	3,800	32,338
Dolby Laboratories, Inc. Class A (b)	8,900	549,041
Eastman Kodak Co. (a)	700	2,660
Electronics For Imaging, Inc. (a)	14,700	478,632
Emcore Corp. (a)	12,100	61,105
F5 Networks, Inc. (a)	26,300	4,535,435
Finisar Corp. (a)	36,800	662,400
FLIR Systems, Inc.	19,000	987,430
Garmin Ltd.	2	122

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Harmonic, Inc. (a)	4,600	$19,550
Hewlett Packard Enterprise Co.	284,800	4,160,928
HP, Inc. (b)	260,400	5,908,476
InterDigital, Inc.	9,600	776,640
Juniper Networks, Inc.	86,700	2,377,314
Knowles Corp. (a)	13	199
KVH Industries, Inc. (a)	700	9,380
LightPath Technologies, Inc. Class A (a)	700	1,610
Mitel Networks Corp. (a)	22	241
Motorola Solutions, Inc.	3,500	407,295
NetApp, Inc.	31,800	2,497,254
Nutanix, Inc. (a)	9,500	489,915
Pitney Bowes, Inc.	9,400	80,558
Pure Storage, Inc. Class A (a)	109,200	2,607,696
Quantenna Communications, Inc. (a)	2,100	32,634
Quantum Corp. (a)	637	1,401
Radisys Corp. (a)	15,100	10,557
Seagate Technology PLC	84,900	4,794,303
Sierra Wireless, Inc. (a)	1,600	25,600
TTM Technologies, Inc. (a)	2,500	44,075
Turtle Beach Corp. (a)	2,300	46,736
Viavi Solutions, Inc. (a),(b)	12,500	128,000
Vishay Precision Group, Inc. (a),(b)	1,300	49,595
Vocera Communications, Inc. (a)	10,900	325,801
VOXX International Corp. (a),(b)	4,800	25,920
Xerox Corp.	3,125	75,000
ZAGG, Inc. (a)	300	5,190
Zebra Technologies Corp. Class A (a)	10,400	1,489,800

		42,368,311

Health Care Facilities & Services — 2.3%
Addus HomeCare Corp. (a),(b)	1,300	74,425
Anthem, Inc. (d)	95,180	22,655,695
BioScrip, Inc. (a)	9,000	26,370
Cardinal Health, Inc.	6,200	302,746
Catalent, Inc. (a)	100	4,189
Centene Corp. (a),(d)	67,695	8,340,709
Cigna Corp.	2,400	407,880
Civitas Solutions, Inc. (a)	1,400	22,960
Digirad Corp. (b)	1,900	2,945
Ensign Group, Inc.	2,000	71,640
Enzo Biochem, Inc. (a)	6,600	34,254
Five Star Quality Care, Inc. (a)	1,978	2,967
HCA Holdings, Inc. (d)	201,280	20,651,328
Henry Schein, Inc. (a),(b)	23,800	1,728,832
Laboratory Corp. of America Holdings (a),(d),(b)	168,260	30,207,718
Magellan Health, Inc. (a)	3,100	297,445
McKesson Corp.	3,200	426,880
Medpace Holdings, Inc. (a)	6,700	288,100
Molina Healthcare, Inc. (a)	27,700	2,712,938
Natera, Inc. (a)	4,500	84,690
NeoGenomics, Inc. (a)	700	9,177
OvaScience, Inc. (a)	4,700	4,265
Owens & Minor, Inc.	26,100	436,131
Patterson Cos., Inc.	46,000	1,042,820
Premier, Inc. Class A (a)	3,500	127,330
Providence Service Corp. (a)	500	39,275
Quest Diagnostics, Inc. (d)	149,280	16,411,843
Quorum Health Corp. (a)	7,100	35,500
R1 RCM, Inc. (a)	8,400	72,912
RadNet, Inc. (a),(b)	13,700	205,500
Tenet Healthcare Corp. (a)	19,000	637,830

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Tivity Health, Inc. (a),(b)	9,300	$327,360
Triple-S Management Corp. B Shares (a),(b)	5,600	218,736
UnitedHealth Group, Inc. (d),(b)	95,480	23,425,063
Universal Health Services, Inc. Class B (d)	52,440	5,843,914
WellCare Health Plans, Inc. (a)	3,100	763,344

		137,945,711

Home & Office Products — 0.1%
ACCO Brands Corp.	5,600	77,560
Armstrong Flooring, Inc. (a)	5,400	75,816
Caesarstone Sdot-Yam Ltd.	10,800	163,080
CSS Industries, Inc.	300	5,070
HNI Corp.	600	22,320
Interface, Inc.	300	6,885
Kimball International, Inc. Class B (b)	3,400	54,944
Knoll, Inc.	2,600	54,106
Leggett & Platt, Inc.	7,400	330,336
Masco Corp. (b)	135,300	5,062,926
Masonite International Corp. (a)	1,300	93,405
Mohawk Industries, Inc. (a)	5,400	1,157,058
PGT, Inc. (a)	5,400	112,590
Quanex Building Products Corp.	2,200	39,490
Stanley Black & Decker, Inc.	4,100	544,521
Steelcase, Inc. Class A	6,100	82,350

		7,882,457

Industrial Services — 0.1%
AMERCO	300	106,845
DXP Enterprises, Inc. (a)	400	15,280
H&E Equipment Services, Inc.	6,700	251,987
HD Supply Holdings, Inc. (a)	73,100	3,135,259
Herc Holdings, Inc. (a)	1,554	87,552
McGrath RentCorp	3,500	221,445
Titan Machinery, Inc. (a)	7,400	115,070
United Rentals, Inc. (a)	300	44,286
Watsco, Inc.	2	357
WESCO International, Inc. (a),(b)	6,100	348,310

		4,326,391

Institutional Financial Services — 0.0%
CME Group, Inc.	300	49,176
Cowen Group, Inc. Class A (a)	125	1,731
Houlihan Lokey, Inc.	800	40,976
INTL. FCStone, Inc. (a),(b)	100	5,171
LPL Financial Holdings, Inc.	4,300	281,822
NASDAQ OMX Group, Inc.	2,500	228,175

		607,051

Insurance — 0.4%
Allstate Corp.	33,701	3,075,890
Ambac Financial Group, Inc. (a)	3,300	65,505
AMERISAFE, Inc.	1,200	69,300
Arch Capital Group Ltd. (a)	72,000	1,905,120
Aspen Insurance Holdings Ltd.	17,800	724,460
Atlas Financial Holdings, Inc. (a)	300	2,625
Baldwin & Lyons, Inc. Class B	800	19,520
Citizens, Inc. (a)	200	1,558
Crawford & Co. Class B	100	865
eHealth, Inc. (a)	4,100	90,610
Employers Holdings, Inc. (b)	3,600	144,720
FedNat Holding Co.	200	4,614

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
FGL Holdings (a),(d)	1,076,499	$9,031,826
Genworth Financial, Inc. Class A (a)	4,200	18,900
Greenlight Capital Re Ltd. A Shares (a)	5,900	83,780
Kemper Corp.	100	7,565
Kinsale Capital Group, Inc.	1,600	87,776
Lincoln National Corp. (b)	5,500	342,375
Maiden Holdings Ltd. (b)	20,300	157,325
NMI Holdings, Inc. Class A (a)	13,700	223,310
Old Republic International Corp.	19,200	382,272
Principal Financial Group, Inc.	40,600	2,149,770
ProAssurance Corp.	3,600	127,620
Progressive Corp.	2,000	118,300
Prudential Financial, Inc.	39,200	3,665,592
Radian Group, Inc.	100	1,622
RenaissanceRe Holdings Ltd.	100	12,032
State Auto Financial Corp. (b)	82	2,453
Travelers Cos., Inc.	1,300	159,042
Trupanion, Inc. (a)	7,300	281,780
Universal Insurance Holdings, Inc.	700	24,570
Unum Group	40,100	1,483,299

		24,465,996

Iron & Steel — 0.1%
Northwest Pipe Co. (a)	1,200	23,244
Nucor Corp.	50,400	3,150,000
Ryerson Holding Corp. (a)	3,600	40,140
Shiloh Industries, Inc. (a)	600	5,220
SunCoke Energy, Inc. (a)	2,500	33,500
Warrior Met Coal, Inc.	33,000	909,810

		4,161,914

Leisure Products — 0.1%
Brunswick Corp.	28,600	1,844,128
Clarus Corp. (a)	3,100	25,575
Funko, Inc. Class A (a)	501	6,288
Hasbro, Inc.	35,600	3,286,236
JAKKS Pacific, Inc. (a)	4,300	14,082
Malibu Boats, Inc. (a)	1,800	75,492
MCBC Holdings, Inc. (a)	5,800	167,910

		5,419,711

Machinery — 0.2%
AGCO Corp.	900	54,648
Briggs & Stratton Corp.	7,000	123,270
Caterpillar, Inc.	35,100	4,762,017
Columbus McKinnon Corp.	1,500	65,040
Crane Co.	2,200	176,286
Curtiss-Wright Corp.	700	83,314
Douglas Dynamics, Inc.	500	24,000
Federal Signal Corp.	1,500	34,935
Gardner Denver Holdings, Inc. (a)	11,600	340,924
Graco, Inc.	11,900	538,118
Graham Corp. (b)	1,200	30,972
Hillenbrand, Inc.	3,100	146,165
Hyster-Yale Materials Handling, Inc. (b)	400	25,700
IDEX Corp.	100	13,648
Illinois Tool Works, Inc.	200	27,708
Lincoln Electric Holdings	13,100	1,149,656
Milacron Holdings Corp. (a)	7,000	132,510
MTS Systems Corp.	1,400	73,710
Nordson Corp.	2,300	295,343
Oshkosh Corp.	13,200	928,224

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Parker-Hannifin Corp.	5,300	$826,005
SPX FLOW, Inc. (a)	5,200	227,604
Toro Co.	9,800	590,450
Welbilt, Inc. (a)	14,300	319,033
Xerium Technologies, Inc. (a),(b)	1,500	19,860

		11,009,140

Manufactured Goods — 0.0%
Atkore International Group, Inc. (a)	24,300	504,711
Core Molding Technologies, Inc.	400	5,712
DMC Global, Inc. (b)	3,700	166,130
Gibraltar Industries, Inc. (a),(b)	6,300	236,250
Global Brass & Copper Holdings, Inc.	4,100	128,535
Insteel Industries, Inc.	1,400	46,760
LB Foster Co. Class A (a)	1,400	32,130
NCI Building Systems, Inc. (a)	4,500	94,500
Timken Co.	100	4,355

		1,219,083

Media — 1.2%
Alphabet, Inc. Class A (a)	11,300	12,759,847
AutoWeb, Inc. (a),(b)	4,300	19,436
Boingo Wireless, Inc. (a),(b)	13,400	302,706
Booking Holdings, Inc. (a)	8,401	17,029,583
Cargurus, Inc. (a)	7,200	250,128
Central European Media Enterprises Ltd. A Shares (a)	5,200	21,580
Clear Channel Outdoor Holdings, Inc. Class A (b)	3,800	16,340
Comcast Corp. Class A	78,800	2,585,428
DHI Group, Inc. (a)	13,300	31,255
DISH Network Corp. Class A (a)	6,700	225,187
Entravision Communications Corp. Class A	2,000	10,000
Facebook, Inc. Class A (a)	3,500	680,120
Forrester Research, Inc.	200	8,390
GoDaddy, Inc. Class A (a)	57,300	4,045,380
GrubHub, Inc. (a)	400	41,964
Harte-Hanks, Inc. (a)	390	4,329
IAC/InterActiveCorp (a)	7,400	1,128,426
IMAX Corp. (a)	3,200	70,880
Lee Enterprises, Inc. (a)	300	855
Liberty Broadband Corp. Class A (a),(d),(b)	1,001	75,716
Liberty SiriusXM Group Class A (a),(d),(b)	36,575	1,647,704
Liberty SiriusXM Group Class C (a),(d),(b)	32,973	1,495,655
Liberty TripAdvisor Holdings, Inc. Class A (a)	14,600	235,060
Marchex, Inc. Class B	2,600	7,956
Marin Software, Inc. (a)	442	2,564
Match Group, Inc. (a)	30,100	1,166,074
McClatchy Co. Class A (a)	90	895
MDC Partners, Inc. Class A (a)	1,100	5,060
Netflix, Inc. (a),(b)	59,500	23,290,085
News Corp. Class A (b)	34,300	531,650
Omnicom Group, Inc.	100	7,627
Points International Ltd. (a)	1,300	21,398
Rubicon Project, Inc. (a)	29,800	84,930
Shutterstock, Inc. (a)	7,500	355,950
Stamps.com, Inc. (a)	6,800	1,720,740
TechTarget, Inc. (a),(b)	7,600	215,840
Townsquare Media, Inc. Class A	100	647
Trade Desk, Inc. Class A (a)	170	15,946
Travelzoo, Inc. (a)	100	1,710
tronc, Inc. (a)	500	8,640
TrueCar, Inc. (a)	39,700	400,573
Twitter, Inc. (a)	15,600	681,252

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
VeriSign, Inc. (a),(b)	22,800	$3,133,176
Web.com Group, Inc. (a)	600	15,510
World Wrestling Entertainment, Inc. Class A	3,800	276,716
XO Group, Inc. (a),(b)	7,000	224,000
Yelp, Inc. (a)	5,300	207,654
Yext, Inc. (a)	44,200	854,828
Zillow Group, Inc. (a)	4,118	246,050

		76,163,440

Medical Equipment & Devices — 3.2%
Abbott Laboratories	500	30,495
ABIOMED, Inc. (a)	28,000	11,453,400
Accuray, Inc. (a)	3,700	15,170
Agilent Technologies, Inc. (b)	84,600	5,231,664
Align Technology, Inc. (a)	13,900	4,755,746
AngioDynamics, Inc. (a),(b)	7,200	160,128
AtriCure, Inc. (a)	300	8,115
AxoGen, Inc. (a)	3,600	180,900
Baxter International, Inc. (d),(b)	518,843	38,311,367
CareDx, Inc. (a)	16,900	206,856
Cerus Corp. (a)	1,700	11,339
ConforMIS, Inc. (a)	4,400	5,500
CryoLife, Inc. (a),(b)	1,500	41,775
Cutera, Inc. (a)	1,900	76,570
CytoSorbents Corp. (a)	7,300	83,220
Danaher Corp. (d),(b)	216,280	21,342,511
Edwards Lifesciences Corp. (a),(b)	35,900	5,225,963
Fluidigm Corp. (a)	2,500	14,900
FONAR Corp. (a)	400	10,620
GenMark Diagnostics, Inc. (a)	8,900	56,782
Genomic Health, Inc. (a),(b)	800	40,320
Harvard Bioscience, Inc. (a),(b)	500	2,675
Hill-Rom Holdings, Inc.	800	69,872
Hologic, Inc. (a),(d)	218,850	8,699,288
IDEXX Laboratories, Inc. (a)	18,600	4,053,684
Inogen, Inc. (a)	1,300	242,229
Insulet Corp. (a)	16,500	1,414,050
Integer Holdings Corp. (a)	1,100	71,115
Integra LifeSciences Holdings Corp. (a)	1,000	64,410
Intuitive Surgical, Inc. (a),(d),(b)	51,310	24,550,809
iRhythm Technologies, Inc. (a)	1,600	129,808
Lantheus Holdings, Inc. (a)	6,700	97,485
Luminex Corp. (b)	1,400	41,342
Masimo Corp. (a)	6,700	654,255
Medtronic PLC (d)	233,390	19,980,518
Meridian Bioscience, Inc.	8,100	128,790
MiMedx Group, Inc. (a)	3,200	20,448
Novocure Ltd. (a)	3,700	115,810
Nuvectra Corp. (a)	800	16,424
Orthofix International NV (a)	4,000	227,280
Oxford Immunotec Global PLC (a)	700	9,023
Penumbra, Inc. (a)	1,300	179,595
QIAGEN NV (a)	19,076	689,788
ResMed, Inc.	3,700	383,246
RTI Surgical, Inc. (a)	6,200	28,520
SeaSpine Holdings Corp. (a)	200	2,524
Sientra, Inc. (a)	700	13,657
STAAR Surgical Co. (a)	6,700	207,700
SurModics, Inc. (a),(b)	900	49,680
T2 Biosystems, Inc. (a)	1,600	12,384
Tandem Diabetes Care, Inc. (a)	3,163	69,649
Thermo Fisher Scientific, Inc. (d)	85,360	17,681,470

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Varian Medical Systems, Inc. (a)	1,600	$181,952
Veracyte, Inc. (a)	300	2,802
Wright Medical Group NV (a)	499	12,954
Zimmer Holdings, Inc. (d)	292,480	32,593,971

		199,962,548

Metals & Mining — 0.1%
Alcoa Corp. (a),(b)	65,901	3,089,439
Asanko Gold, Inc. (a)	1,800	1,926
Constellium NV Class A (a)	8,500	87,550
Encore Wire Corp. (b)	600	28,470
Fortuna Silver Mines, Inc. (a)	7,100	40,328
Golden Star Resources Ltd. (a)	5,300	3,577
Harsco Corp. (a)	7,100	156,910
HudBay Minerals, Inc.	2,000	11,200
IAMGOLD Corp. (a)	2,600	15,106
Nevsun Resources Ltd.	600	2,082
New Gold, Inc. (a)	31,600	65,728
Newmont Mining Corp.	1,200	45,252
Pan American Silver Corp.	500	8,950
Silvercorp Metals, Inc.	1,000	2,670
Taseko Mines Ltd. (a)	4,500	4,860
Teck Resources Ltd. B Shares	81,200	2,066,540

		5,630,588

Oil, Gas & Coal — 0.7%
Abraxas Petroleum Corp. (a)	51,800	149,702
Advantage Oil & Gas Ltd. (a),(b)	4,200	13,020
Anadarko Petroleum Corp.	25,600	1,875,200
Baker Hughes a GE Co. (b)	25,700	848,871
Bellatrix Exploration Ltd. (a)	60	59
Bonanza Creek Energy, Inc. (a)	1,500	56,805
California Resources Corp. (a)	1,390	63,162
Canadian Natural Resources Ltd.	1,700	61,319
Cheniere Energy, Inc. (a)	27,100	1,766,649
Chevron Corp.	300	37,929
Civeo Corp. (a)	37,800	164,808
CNX Resources Corp. (a)	5,600	99,568
CONSOL Energy, Inc. (a)	3,000	115,050
Continental Resources, Inc. (a)	69,000	4,468,440
Dawson Geophysical Co. (a),(b)	882	6,968
Denbury Resources, Inc. (a)	200	962
Energen Corp. (a)	18,900	1,376,298
Energy XXI Gulf Coast, Inc. (a)	11,000	97,240
Era Group, Inc. (a)	300	3,885
Evolution Petroleum Corp. (b)	2,500	24,625
Exxon Mobil Corp.	1	83
Geospace Technologies Corp. (a)	100	1,406
Gran Tierra Energy, Inc. (a)	2,200	7,590
Gulf Island Fabrication, Inc. (b)	2,400	21,600
Hallador Energy Co.	1,400	9,996
Halliburton Co. (b)	161,200	7,263,672
HighPoint Resources Corp. (a)	4,300	26,144
HollyFrontier Corp.	9,200	629,556
Independence Contract Drilling, Inc. (a)	4,900	20,188
ION Geophysical Corp. (a)	286	6,950
Lilis Energy, Inc. (a)	1,800	9,360
Marathon Oil Corp.	20,400	425,544
Matrix Service Co. (a),(b)	7,400	135,790
Midstates Petroleum Co., Inc. (a)	200	2,722
Murphy USA, Inc. (a)	15,600	1,158,924
NACCO Industries, Inc. Class A	100	3,375

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Natural Gas Services Group, Inc. (a)	1,200	$28,320
Newpark Resources, Inc. (a),(b)	800	8,680
Noble Corp. PLC (a)	1,600	10,128
NOW, Inc. (a)	10,300	137,299
Occidental Petroleum Corp. (b)	133,800	11,196,384
Parker Drilling Co. (a)	3,100	1,178
Peabody Energy Corp.	40,600	1,846,488
Penn Virginia Corp. (a)	2,000	169,780
PHI, Inc. (a)	1,200	12,204
Pioneer Energy Services Corp. (a)	15,400	90,090
Pioneer Natural Resources Co. (b)	24,100	4,560,684
SandRidge Energy, Inc. (a)	800	14,192
SEACOR Holdings, Inc. (a)	2,000	114,540
SilverBow Resources, Inc. (a)	500	14,440
Tidewater, Inc. (a)	2,853	82,537
TransGlobe Energy Corp. (a),(b)	800	2,216
Transocean Ltd. (a)	271,300	3,646,272
TravelCenters of America LLC (a)	4,700	16,450
VAALCO Energy, Inc. (a)	3,300	9,009
Whiting Petroleum Corp. (a)	14,514	765,178
WildHorse Resource Development Corp. (a)	11,500	291,640
World Fuel Services Corp.	13,600	277,576

		44,248,745

Passenger Transportation — 0.2%
Alaska Air Group, Inc.	6,700	404,613
Copa Holdings SA Class A	9,400	889,428
Delta Air Lines, Inc.	56,700	2,808,918
Hawaiian Holdings, Inc. (b)	22,700	816,065
Southwest Airlines Co.	6,400	325,632
United Continental Holdings, Inc. (a),(b)	71,800	5,006,614

		10,251,270

Real Estate — 0.4%
Alexander & Baldwin, Inc.	1,110	26,085
American Tower Corp.	1	144
AvalonBay Communities, Inc. (d),(b)	3,682	632,899
Boston Properties, Inc. (d),(b)	3,824	479,606
CareTrust REIT, Inc.	1,100	18,359
Colliers International Group, Inc.	1,100	83,270
CoreCivic, Inc.	18,400	439,576
Digital Realty Trust, Inc. (d)	7,217	805,273
Empire State Realty Trust, Inc. Class A	1,500	25,650
Equinix, Inc. (d),(b)	1,826	784,979
Equity Residential (d),(b)	10,317	657,090
Essex Property Trust, Inc. (d)	3,345	799,689
FirstService Corp.	1,000	76,040
Gaming and Leisure Properties, Inc.	15,045	538,611
GGP, Inc. (d)	33,381	681,974
Gladstone Commercial Corp. (b)	5,800	111,476
HCP, Inc. (d)	32,196	831,301
Hospitality Properties Trust	2,100	60,081
Host Hotels & Resorts, Inc. (d)	37,783	796,088
Howard Hughes Corp. (a)	2,000	265,000
InfraREIT, Inc. (a)	3,900	86,463
Investors Real Estate Trust (d)	379,488	2,098,569
JBG SMITH Properties (d),(b)	1,481	54,012
LTC Properties, Inc.	18	769
Marcus & Millichap, Inc. (a)	1,900	74,119
MedEquities Realty Trust, Inc.	4,800	52,896
Monmouth Real Estate Investment Corp. Class A	6,500	107,445
Newmark Group, Inc. Class A	200	2,846

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
One Liberty Properties, Inc.	1,600	$42,256
Prologis, Inc. (d),(b)	15,075	990,277
Public Storage (d),(b)	4,028	913,792
RE/MAX Holdings, Inc. Class A	323	16,941
Realty Income Corp. (d)	14,624	786,625
Saul Centers, Inc.	100	5,358
SBA Communications Corp. (a),(b)	40,000	6,604,800
Simon Property Group, Inc. (d),(b)	8,420	1,433,000
Urstadt Biddle Properties, Inc. Class A (b)	3,200	72,416
Ventas, Inc. (d),(b)	9,606	547,062
VICI Properties, Inc.	25,600	528,384
Vornado Realty Trust (d),(b)	4,398	325,100
Welltower, Inc. (d),(b)	9,827	616,054
WP Carey, Inc.	1,700	112,795
Xenia Hotels & Resorts, Inc.	30,100	733,236

		24,318,406

Recreation Facilities & Services — 0.0%
Live Nation Entertainment, Inc. (a)	29,100	1,413,387
Madison Square Garden Co. (The) (a)	200	62,038
Marcus Corp.	1,400	45,500
Planet Fitness, Inc. Class A (a)	13,700	601,978
Speedway Motorsports, Inc. (b)	1,200	20,832

		2,143,735

Renewable Energy — 0.0%
Ameresco, Inc. Class A (a),(b)	3,200	38,400
Enphase Energy, Inc. (a)	2,005	13,494
FutureFuel Corp.	2,700	37,827
Renewable Energy Group, Inc. (a),(b)	6,400	114,240
Sunrun, Inc. (a)	5,000	65,750
TPI Composites, Inc. (a)	3,400	99,416

		369,127

Retail—Consumer Staples — 0.9%
Costco Wholesale Corp.	65,500	13,688,190
Dollar Tree, Inc. (a),(b)	113,200	9,622,000
Five Below, Inc. (a)	30,900	3,019,239
Ingles Markets, Inc. Class A	5,200	165,360
Kroger Co.	232,300	6,608,935
Natural Grocers by Vitamin Cottage, Inc. (a)	1,600	20,384
Rite Aid Corp. (a)	5,200	8,996
Smart & Final Stores, Inc. (a)	6,000	33,300
Target Corp. (b)	273,100	20,788,372
Village Super Market, Inc. Class A	1,100	32,406

		53,987,182

Retail—Discretionary — 1.9%
1-800-Flowers.com, Inc. Class A (a)	2,500	31,375
Amazon.com, Inc. (a)	13,500	22,947,300
American Eagle Outfitters, Inc.	14,700	341,775
Ascena Retail Group, Inc. (a)	1,000	3,985
Avis Budget Group, Inc. (a)	37,600	1,222,000
Barnes & Noble Education, Inc. (a)	8,800	49,632
Bassett Furniture Industries, Inc. (b)	1,100	30,305
Bed Bath & Beyond, Inc.	88,200	1,757,385
Boot Barn Holdings, Inc. (a)	16,300	338,225
Burlington Stores, Inc. (a),(b)	42,500	6,397,525
Christopher & Banks Corp. (a)	100	94
Citi Trends, Inc. (b)	4,700	128,968
Container Store Group, Inc. (a)	4,000	33,640

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Destination XL Group, Inc. (a)	2,499	$5,623
DSW, Inc. Class A	45,600	1,177,392
Etsy, Inc. (a)	75,200	3,172,688
EVINE Live, Inc. (a),(b)	1,700	2,091
Express, Inc. (a)	2,600	23,790
Ezcorp, Inc. Class A (a)	7,100	85,555
Foot Locker, Inc.	62,700	3,301,155
Genesco, Inc. (a)	1,400	55,580
Genuine Parts Co.	1,400	128,506
GMS, Inc. (a)	200	5,418
Home Depot, Inc. (b)	115,300	22,495,030
Kirkland’s, Inc. (a),(b)	8,500	98,940
Kohl’s Corp. (b)	8,400	612,360
L Brands, Inc.	3,800	140,144
Lands’ End, Inc. (a)	900	25,110
Liquidity Services, Inc. (a),(b)	3,400	22,270
Lowe’s Cos., Inc.	1,900	181,583
Lululemon Athletica, Inc. (a)	79,300	9,900,605
Lumber Liquidators Holdings, Inc. (a)	6,100	148,535
Macy’s, Inc. (b)	193,000	7,223,990
Monro Muffler Brake, Inc.	9,500	551,950
New York & Co., Inc. (a)	300	1,536
O’Reilly Automotive, Inc. (a)	28,600	7,824,102
Office Depot, Inc.	8,945	22,810
Party City Holdco, Inc. (a)	100	1,525
Sears Hometown and Outlet Stores, Inc. (a)	100	210
Shoe Carnival, Inc.	500	16,225
Stein Mart, Inc. (a),(b)	4,400	10,780
Stitch Fix, Inc. Class A (a)	12,966	355,787
Tapestry, Inc.	45,800	2,139,318
Tile Shop Holdings, Inc.	28,963	223,015
Tilly’s, Inc. Class A	5,500	83,325
TJX Cos., Inc. (b)	147,100	14,000,978
Tuesday Morning Corp. (a)	6,200	18,910
Urban Outfitters, Inc. (a)	68,500	3,051,675
Vera Bradley, Inc. (a)	3,800	53,352
Vitamin Shoppe, Inc. (a)	3,500	24,325
Wayfair, Inc. Class A (a)	25,600	3,040,256

		113,508,653

Semiconductors — 0.9%
Advanced Energy Industries, Inc. (a)	700	40,663
Alpha & Omega Semiconductor Ltd. (a),(b)	3,700	52,688
Amkor Technology, Inc. (a),(b)	52,400	450,116
Amtech Systems, Inc. (a)	500	3,025
Analog Devices, Inc.	4,700	450,824
Applied Materials, Inc.	800	36,952
Axcelis Technologies, Inc. (a)	16,850	333,630
Cabot Microelectronics Corp.	3,000	322,680
CEVA, Inc. (a),(b)	7,600	229,520
Cirrus Logic, Inc. (a)	38,400	1,471,872
Cohu, Inc. (b)	9,600	235,296
Data I/O Corp. (a)	100	635
Diodes, Inc. (a)	9,500	327,465
DSP Group, Inc. (a),(b)	1,900	23,655
Entegris, Inc.	25,800	874,620
FormFactor, Inc. (a)	2,961	39,381
Integrated Device Technology, Inc. (a)	9,400	299,672
Intel Corp. (b)	173,019	8,600,774
KLA-Tencor Corp. (b)	57,800	5,926,234
Lattice Semiconductor Corp. (a)	30,200	198,112
M/A-COM Technology Solutions Holdings, Inc. (a)	2,132	49,121

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Maxim Integrated Products, Inc.	88,000	$5,162,080
Microchip Technology, Inc.	24	2,183
Micron Technology, Inc. (a),(b)	319,100	16,733,604
Nanometrics, Inc. (a)	8,000	283,280
Photronics, Inc. (a),(b)	22,700	181,033
Pixelworks, Inc. (a)	8,700	31,407
Qualcomm, Inc. (b)	44,400	2,491,728
Rambus, Inc. (a)	38,700	485,298
Rudolph Technologies, Inc. (a),(b)	8,600	254,560
Semtech Corp. (a)	3,900	183,495
Sigma Designs, Inc. (a)	2,600	15,860
SMART Global Holdings, Inc. (a)	7,900	251,773
Synaptics, Inc. (a)	20,400	1,027,548
Teradyne, Inc. (b)	77,200	2,939,004
Veeco Instruments, Inc. (a)	14,530	207,053
Vishay Intertechnology, Inc.	300	6,960
Xcerra Corp. (a)	28,700	400,939
Xilinx, Inc.	43,700	2,851,862
Xperi Corp.	3,300	53,130

		53,529,732

Software — 1.8%
2U, Inc. (a)	600	50,136
Agilysys, Inc. (a),(b)	1,100	17,050
Akamai Technologies, Inc. (a)	63,200	4,628,136
Altair Engineering, Inc. (a)	14,200	485,356
Alteryx, Inc. Class A (a)	1,900	72,504
Amber Road, Inc. (a)	4,200	39,522
Appfolio, Inc. (a)	6,000	366,900
Apptio, Inc. Class A (a)	19,700	713,140
Atlassian Corp. PLC Class A (a)	27,300	1,706,796
Autodesk, Inc. (a)	6,500	852,085
Avid Technology, Inc. (a)	6,400	33,280
Benefitfocus, Inc. (a)	1,200	40,320
Black Knight, Inc. (a)	32,100	1,718,955
Blackline, Inc. (a)	700	30,401
Brightcove, Inc. (a)	14,100	136,065
CA, Inc.	45,400	1,618,510
Cadence Design Systems, Inc. (a)	30,400	1,316,624
Calix, Inc. (a),(b)	3,900	30,420
Carbonite, Inc. (a)	100	3,490
CDK Global, Inc.	42,201	2,745,175
Cerner Corp. (a),(d)	196,050	11,721,829
ChannelAdvisor Corp. (a)	5,300	74,465
Cision Ltd. (a)	2,500	37,375
Citrix Systems, Inc. (a),(b)	60,200	6,311,368
Cornerstone OnDemand, Inc. (a)	22,800	1,081,404
Coupa Software, Inc. (a)	35,600	2,215,744
Digi International, Inc. (a),(b)	3,500	46,200
Digital Turbine, Inc. (a)	1,400	2,114
DocuSign, Inc. (a)	100	5,295
Donnelley Financial Solutions, Inc. (a)	500	8,685
Dropbox, Inc. Class A (a)	13,600	440,912
eGain Corp. (a)	400	6,040
Everbridge, Inc. (a)	7,700	365,134
Five9, Inc. (a)	16,300	563,491
ForeScout Technologies, Inc. (a)	1,800	61,668
Fortinet, Inc. (a)	54,900	3,427,407
GreenSky, Inc. Class A (a)	100	2,115
Hortonworks, Inc. (a)	2,300	41,906
HubSpot, Inc. (a)	15,500	1,943,700
Immersion Corp. (a)	19,000	293,360

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Imperva, Inc. (a)	1,000	$48,250
InnerWorkings, Inc. (a),(b)	11,900	103,411
Instructure, Inc. (a)	8,000	340,400
Intuit, Inc.	100	20,431
KEYW Holding Corp. (The) (a)	1,100	9,614
Limelight Networks, Inc. (a),(b)	33,400	149,298
LivePerson, Inc. (a)	8,000	168,800
Microsoft Corp.	5,700	562,077
MicroStrategy, Inc. Class A (a),(b)	3,000	383,250
Mimecast Ltd. (a)	14,400	593,424
MINDBODY, Inc. Class A (a)	7,400	285,640
Model N, Inc. (a),(b)	8,200	152,520
Monotype Imaging Holdings, Inc. (b)	2,200	44,660
New Relic, Inc. (a)	35,200	3,540,768
Okta, Inc. (a)	23,600	1,188,732
OneSpan, Inc. (a)	700	13,755
Palo Alto Networks, Inc. (a),(b)	58,500	12,019,995
PDF Solutions, Inc. (a),(b)	4,600	55,108
Pivotal Software, Inc. Class A (a)	400	9,708
Progress Software Corp.	1,200	46,584
Proofpoint, Inc. (a)	18,700	2,156,297
PROS Holdings, Inc. (a)	3,500	127,995
PTC, Inc. (a)	9,600	900,576
QAD, Inc. Class A (b)	1,400	70,210
Quality Systems, Inc. (a)	3,800	74,100
Qualys, Inc. (a)	400	33,720
Rapid7, Inc. (a)	13,000	366,860
Red Hat, Inc. (a)	3,500	470,295
Ribbon Communications, Inc. (a)	8,400	59,808
Rosetta Stone, Inc. (a)	7,000	112,210
salesforce.com, Inc. (a)	964	131,490
Seachange International, Inc. (a)	6,800	23,256
ServiceNow, Inc. (a),(b)	56,700	9,779,049
Smartsheet, Inc. Class A (a)	100	2,597
Splunk, Inc. (a)	57,900	5,738,469
SPS Commerce, Inc. (a)	5,300	389,444
Synopsys, Inc. (a)	1,500	128,355
Tableau Software, Inc. Class A (a)	28,900	2,824,975
Telenav, Inc. (a),(b)	2,500	14,000
Upland Software, Inc. (a)	700	24,059
Varonis Systems, Inc. (a)	9,600	715,200
Veeva Systems, Inc. Class A (a)	10,900	837,774
VMware, Inc. Class A (a),(b)	61,000	8,965,170
Workday, Inc. Class A (a),(b)	35,300	4,275,536
Workiva, Inc. (a)	8,400	204,960
Zendesk, Inc. (a)	48,500	2,642,765
Zynga, Inc. Class A (a)	364,100	1,481,887

		107,542,559

Specialty Finance — 0.9%
AG Mortgage Investment Trust, Inc.	5,700	107,103
AGNC Investment Corp. (b)	256,538	4,769,041
Aircastle Ltd.	1,600	32,800
Alliance Data Systems Corp.	29	6,763
American Express Co. (d)	70,367	6,895,966
Annaly Capital Management, Inc.	4,700	48,363
Arbor Realty Trust, Inc. (b)	32,800	342,104
Ares Commercial Real Estate Corp.	2,500	34,525
Capital One Financial Corp. (d)	101,880	9,362,772
Cardtronics PLC (a)	15,200	367,536
Cherry Hill Mortgage Investment Corp.	3,900	69,654
Consumer Portfolio Services, Inc. (a),(b)	1,400	5,698

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Curo Group Holdings Corp. (a)	3,000	$74,850
Discover Financial Services	7,700	542,157
Dynex Capital, Inc.	18,000	117,540
Enova International, Inc. (a)	3,100	113,305
Essent Group Ltd. (a)	24,400	874,008
Everi Holdings, Inc. (a)	3,000	21,600
Fidelity National Information Services, Inc.	60,800	6,446,624
First American Financial Corp.	4,000	206,880
Fiserv, Inc. (a)	26,100	1,933,749
FNF Group	2,300	86,526
Great Ajax Corp.	300	3,924
Green Dot Corp. Class A (a)	4,400	322,916
HFF, Inc. Class A	400	13,740
Invesco Mortgage Capital, Inc.	33	525
KKR Real Estate Finance Trust, Inc.	1,600	31,648
Ladder Capital Corp.	42,855	669,395
Liberty Tax, Inc.	300	2,422
MasterCard, Inc. Class A	4,300	845,036
MFA Financial, Inc.	60,300	457,074
MGIC Investment Corp. (a)	9,600	102,912
MTGE Investment Corp.	18,000	352,800
New York Mortgage Trust, Inc.	1,400	8,414
NewStar Financial, Inc. (e)	100	0
On Deck Capital, Inc. (a)	1,000	7,000
Redwood Trust, Inc.	4,000	65,880
Regional Management Corp. (a)	100	3,502
Square, Inc. (a)	43,800	2,699,832
Starwood Property Trust, Inc.	24,600	534,066
Sutherland Asset Management Corp.	355	5,769
Total System Services, Inc.	25,800	2,180,616
TPG RE Finance Trust, Inc.	4,700	95,504
Visa, Inc. A Shares	20,400	2,701,980
Western Union Co.	70,500	1,433,265
WEX, Inc. (a)	8,699	1,656,986
World Acceptance Corp. (a)	400	44,404
Worldpay, Inc. Class A (a),(d)	84,631	6,921,123

		53,620,297

Technology Services — 0.6%
Automatic Data Processing, Inc.	69,100	9,269,074
Black Box Corp.	4,100	8,302
Booz Allen Hamilton Holding Corp.	12,200	533,506
CDW Corp.	14,600	1,179,534
Cognizant Technology Solutions Corp. Class A	900	71,091
Conduent, Inc. (a)	73,500	1,335,495
CoreLogic, Inc. (a)	2,400	124,560
CPI Card Group, Inc.	320	640
Dell Technologies, Inc.—VMware, Inc. Class V (a)	12,500	1,057,250
Dun & Bradstreet Corp.	200	24,530
Engility Holdings, Inc. (a)	200	6,128
Equifax, Inc. (b)	24,100	3,015,151
FactSet Research Systems, Inc.	5,200	1,030,120
Genpact Ltd. (b)	17,800	514,954
ICF International, Inc.	1,400	99,470
IHS Markit Ltd. (a)	2,173	112,105
International Business Machines Corp.	97,300	13,592,810
Luxoft Holding, Inc. (a)	8,100	298,485
Moody’s Corp.	1,900	324,064
MSCI, Inc.	1,400	231,602
NIC, Inc.	4,800	74,640
Paychex, Inc.	14,599	997,842
Perficient, Inc. (a)	6,100	160,857

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
PFSweb, Inc. (a)	1,200	$11,664
Sabre Corp. (b)	97,300	2,397,472
SecureWorks Corp. (a)	400	4,980
ServiceSource International, Inc. (a)	22,300	87,862
solid border	17,800	550,554
Sykes Enterprises, Inc. (a)	100	2,878
Syntel, Inc. (a)	17,400	558,366
TransUnion	10,900	780,876
TTEC Holdings	500	17,275

		38,474,137

Telecommunications — 0.1%
8x8, Inc. (a)	1,900	38,095
AT&T, Inc.	26,290	844,172
Bandwidth, Inc. Class A (a)	2,400	91,152
BCE, Inc.	1,200	48,588
Cogent Communications Holdings, Inc.	3,200	170,880
Hawaiian Telcom Holdco, Inc. (a)	400	11,568
IDT Corp. Class B (b)	2,400	13,488
RigNet, Inc. (a)	600	6,180
RingCentral, Inc. Class A (a)	26,700	1,878,345
Rogers Communications, Inc. B Shares	200	9,492
Spok Holdings, Inc. (b)	2,100	31,605
Twilio, Inc. (a)	45,200	2,532,104
Vonage Holdings Corp. (a)	800	10,312
Zayo Group Holdings, Inc. (a)	17,600	642,048
Zix Corp. (a),(b)	10,400	56,056

		6,384,085

Transportation & Logistics — 0.2%
Air Transport Services Group, Inc. (a),(b)	14,600	329,814
ArcBest Corp.	7,000	319,900
Canadian Pacific Railway Ltd.	3,900	713,778
CH Robinson Worldwide, Inc.	11,700	978,822
Covenant Transportation Group, Inc. Class A (a)	1,400	44,100
CSX Corp.	2,500	159,450
Eagle Bulk Shipping, Inc. (a)	13,985	76,078
Genco Shipping & Trading Ltd. (a)	1,600	24,800
JB Hunt Transport Services, Inc.	5,000	607,750
Kansas City Southern	12,800	1,356,288
Marten Transport Ltd.	6,433	150,854
Overseas Shipholding Group, Inc. (a)	900	3,492
Roadrunner Transportation Systems, Inc. (a)	10,700	22,363
Ryder System, Inc. (b)	19,600	1,408,456
Saia, Inc. (a),(b)	400	32,340
Steel Connect, Inc. (a),(b)	2,100	4,536
Union Pacific Corp.	24,800	3,513,664
United Parcel Service, Inc. Class B	1,300	138,099
USA Truck, Inc. (a),(b)	3,400	79,798

		9,964,382

Transportation Equipment — 0.2%
Allison Transmission Holdings, Inc. (b)	69,300	2,805,957
American Railcar Industries, Inc.	1,100	43,428
Blue Bird Corp. (a)	2,700	60,345
Commercial Vehicle Group, Inc. (a)	9,600	70,464
Cummins, Inc. (b)	46,600	6,197,800
Meritor, Inc. (a)	17,400	357,918
PACCAR, Inc. (b)	56,700	3,513,132
Spartan Motors, Inc.	4,300	64,930
Trinity Industries, Inc.	100	3,426
WABCO Holdings, Inc. (a)	6,900	807,438

		13,924,838

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Utilities — 0.2%
CenterPoint Energy, Inc.	144,500	$4,004,095
Consolidated Water Co. Ltd.	1,600	20,640
DTE Energy Co.	23,700	2,456,031
Just Energy Group, Inc.	2,700	9,774
NRG Energy, Inc.	45,000	1,381,500
PG&E Corp.	9,800	417,088
Pinnacle West Capital Corp.	4,600	370,576
Public Service Enterprise Group, Inc.	7,400	400,636
TerraForm Power, Inc.	1,414	16,544
WEC Energy Group, Inc.	29	1,875
Xcel Energy, Inc.	3,500	159,880

		9,238,639

Waste & Environmental Services & Equipment — 0.1%
Advanced Disposal Services, Inc. (a)	28,100	696,318
Advanced Emissions Solutions, Inc.	1,000	11,360
Casella Waste Systems, Inc. Class A (a),(b)	12,000	307,320
Ceco Environmental Corp.	5,000	30,700
Evoqua Water Technologies Corp. (a)	200	4,100
Heritage-Crystal Clean, Inc. (a)	1,000	20,100
Stericycle, Inc. (a)	1,000	65,290
Waste Connections, Inc.	34	2,560
Waste Management, Inc.	69,600	5,661,264

		6,799,012

Total North America		1,637,791,527

Oceania — 0.0%
Banking — 0.0%
Westpac Banking Corp. ADR	300	6,504

Total Oceania		6,504

South America — 0.1%
Banking — 0.1%
Credicorp Ltd.	9,900	2,228,688

Consumer Products — 0.0%
Adecoagro SA (a)	2,100	16,695
AMBEV SA ADR	59,800	276,874

		293,569

Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc. A Shares	24,400	169,580

Oil, Gas & Coal — 0.0%
Geopark Ltd. (a)	1,300	26,832
Ultrapar Participacoes SA ADR	600	7,104

		33,936

Technology Services — 0.0%
Globant SA (a)	200	11,358

Utilities — 0.0%
Cia Energetica de Minas Gerais ADR (b)	14,700	27,048

Total South America		2,764,179

TOTAL COMMON STOCK (COST $1,638,757,194)		1,719,759,961

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCK — 3.5%
Asia — 3.5%
Financial Services — 3.5%
Mandatory Exchangeable Trust, 5.75%, 06/01/19 (b),(f),(q)	1,015,016	$211,763,905

Total Asia		211,763,905

TOTAL PREFERRED STOCK (COST $173,407,605)		211,763,905

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 5.1%
North America — 5.1%
ACIS CLO Ltd., Series 2015-6A, Class D, 3 mo. USD LIBOR + 3.77%, 6.13%, 05/01/27 (d),(f),(g)	$2,000,000	1,996,646
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3 mo. USD LIBOR + 3.50%, 5.85%, 07/15/26 (d),(f),(g)	4,750,000	4,739,213
Allegro CLO Ltd.,
Series 2013-1A, Class C, 3 mo. USD LIBOR + 3.45%, 5.81%, 01/30/26 (d),(f),(g)	5,000,000	4,989,995
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 2.65%, 5.01%, 07/25/27 (d),(f),(g)	1,500,000	1,488,627
Allegro Ltd., 3 mo. USD LIBOR + 3.85%, 6.21%, 01/21/27 (d),(f),(g)	1,900,000	1,896,343
ALM Loan Funding, Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.04%, 6.39%, 10/15/28 (d),(f),(g)	1,000,000	1,015,659
Apidos CLO, Series 2014-18A, Class D, 3 mo. USD LIBOR + 5.20%, 7.56%, 07/22/26 (d),(f),(g)	3,600,000	3,591,659
Atlas Senior Loan Fund Ltd., Series 2014-1A, Class DR2, 3 mo. USD LIBOR + 4.00%, 6.35%, 07/16/29 (d),(f),(g)	2,000,000	2,026,688
Avant Loans Funding Trust, Series 2018-A, Class C, 4.79%, 05/15/24 (d),(f)	1,161,000	1,162,797
Avery Point CLO Ltd., Series 2014-5A, Class DR, 3 mo. USD LIBOR + 3.10%, 5.45%, 07/17/26 (d),(f),(g)	1,000,000	998,045
Babson CLO Ltd., Series 2013-IA, Class DR, 3 mo. USD LIBOR + 2.55%, 4.91%, 01/20/28 (d),(f),(g)	2,000,000	1,987,304
Battalion CLO Ltd., Series 2016-10A, Class C, 3 mo. USD LIBOR + 4.25%, 6.61%, 01/24/29 (d),(f),(g)	7,500,000	7,543,717
Bear Stearns Asset-Backed Securities Trust,
Series 2007-1, Class A2, 1 mo. USD LIBOR + .28%, 2.37%, 01/25/37 (d),(g)	1,424,759	1,396,432
Series 2007-2, Class A2, 1 mo. USD LIBOR + .32%, 2.41%, 01/25/47 (d),(g)	2,435,941	2,359,598
Black Diamond CLO Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.95%, 6.31%, 04/24/29 (d),(f),(g)	2,000,000	2,025,028
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.65%, 4.35%, 01/17/28 (d),(f),(g)	4,000,000	3,940,916
Carlyle Global Market Strategies CLO Ltd.,
3 mo. USD LIBOR + 2.60%, 4.94%, 04/17/31 (d),(f),(g)	3,000,000	3,005,460
Series 2013-3A, Class CR, 3 mo. USD LIBOR + 2.45%, 4.80%, 10/15/30 (d),(f),(g)	1,000,000	970,157
Catamaran CLO Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 5.17%, 01/27/28 (d),(f),(g)	5,235,000	5,194,020
Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.43%, 5.79%, 04/22/30 (d),(f),(g)	3,100,000	3,107,657
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 5.16%, 04/22/27 (d),(f),(g)	1,000,000	1,000,531
Series 2015-1A, Class E, 3 mo. USD LIBOR + 5.15%, 7.51%, 04/22/27 (d),(f),(g)	2,000,000	1,977,752
CIFC Funding Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 6.65%, 9.00%, 07/16/30 (d),(f),(g)	1,000,000	1,004,657
Series 2014-4A, Class D, 3 mo. USD LIBOR + 3.40%, 5.75%, 10/17/26 (d),(f),(g)	1,200,000	1,197,344
Series 2015-4A, Class D, 3 mo. USD LIBOR + 5.50%, 7.86%, 10/20/27 (d),(f),(g)	1,000,000	1,002,093
Series 2015-5A, Class CR, 3 mo. USD LIBOR + 2.95%, 5.31%, 10/25/27 (d),(f),(g)	4,000,000	3,989,900
Covenant Credit Partners CLO Ltd.,
Series 2014-2A, Class D, 3 mo. USD LIBOR + 3.65%, 6.00%, 10/17/26 (d),(f),(g)	6,000,000	5,989,068
Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.75%, 6.10%, 10/15/29 (d),(f),(g)	2,000,000	2,013,942
Credit Suisse Mortgage Trust, Series 2015-RPL5, Class A1, 3.80%, 11/26/55 (b),(d),(f),(g)	28,413,568	28,361,628
Denali Capital CLO Ltd., Series 2013-1A, Class B2LR, 3 mo. USD LIBOR + 4.75%, 7.11%, 10/26/27 (d),(f),(g)	1,000,000	956,506
Drive Auto Receivables Trust,
Series 2015-AA, Class D, 4.12%, 07/15/22 (d),(f),(b)	5,300,000	5,357,489
Series 2015-DA, Class D, 4.59%, 01/17/23 (d),(f)	2,500,000	2,543,317
Dryden Senior Loan Fund, Series 2014-36A, Class DR, 3 mo. USD LIBOR + 4.24%, 6.59%, 01/15/28 (d),(f),(g)	5,000,000	5,039,770

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
DT Auto Owner Trust,
Series 2015-1A, Class D, 4.26%, 02/15/22 (d),(f)	$754,371	$758,696
Series 2015-3A, Class D, 4.53%, 10/17/22 (d),(f)	3,160,000	3,193,961
Series 2016-1A, Class D, 4.66%, 12/15/22 (d),(f)	3,000,000	3,038,019
Evans Grove CLO Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.20%, 5.52%, 05/28/28 (d),(f),(g)	5,000,000	4,987,275
Exeter Automobile Receivables Trust,
Series 2014-2A, Class D, 4.93%, 12/15/20 (d),(f)	2,700,000	2,722,486
Series 2016-3A, Class C, 4.22%, 06/15/22 (d),(f)	2,450,000	2,476,458
Figueroa CLO Ltd., Series 2013-2A, Class CRR, 3 mo. USD LIBOR + 3.05%, 5.37%, 06/20/27 (d),(f),(g)	5,000,000	5,000,000
Gallatin Loan Management, 3 mo. USD LIBOR + 3.25%, 5.60%, 07/15/27 (d),(f),(g)	2,000,000	2,004,268
Garrison Funding Ltd., Series 2015-1A, Class CR, 3 mo. USD LIBOR + 3.90%, 6.23%, 09/21/29 (d),(f),(g)	2,000,000	2,007,020
Greywolf CLO Ltd.,
Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.20%, 5.56%, 04/22/26 (d),(f),(g)	5,000,000	4,990,975
Series 2014-1A, Class D, 3 mo. USD LIBOR + 5.10%, 7.46%, 04/22/26 (d),(f),(g)	6,300,000	6,284,137
Harbourview CLO Ltd., Series 7RA, Class D, 3 mo. USD LIBOR + 3.36%, 5.50%, 07/18/31 (d),(f),(g)	4,000,000	3,989,844
Jamestown CLO Ltd.,
Series 2014-4A, Class CR, 3 mo. USD LIBOR + 2.65%, 5.00%, 07/15/26 (d),(f),(g)	5,000,000	4,944,070
Series 2015-7A, Class CR, 3 mo. USD LIBOR + 2.60%, 4.96%, 07/25/27 (d),(f),(g)	5,500,000	5,457,782
Series 2018-11A, Class C, 3 mo. USD LIBOR + 3.25%, 1.00%, 07/14/31 (d),(f),(g)	2,000,000	2,000,000
JMP Credit Advisors CLO Ltd., Series 2014-1RA, Class D, 3 mo. USD LIBOR + 2.60%, 4.95%, 01/17/28 (d),(f),(g)	5,310,000	5,200,110
Madison Park Funding Ltd.,
Series 2012-10A, Class DR, 3 mo. USD LIBOR + 4.20%, 6.56%, 01/20/29 (d),(f),(g)	1,000,000	1,008,543
Series 2014-14A, Class DR, 3 mo. USD LIBOR + 3.25%, 5.61%, 07/20/26 (d),(f),(g)	1,000,000	1,000,232
Series 2016-20A, Class DR, 3 mo. USD LIBOR + 3.00%, 1.00%, 07/27/30 (d),(f),(g)	4,000,000	4,000,000
Series 2018-30A, Class D, 3 mo. USD LIBOR + 2.50%, 4.84%, 04/15/29 (d),(f),(g)	4,605,000	4,547,332
Mountain View CLO LLC, Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.60%, 5.95%, 10/16/29 (d),(f),(g)	2,000,000	2,012,618
Mountain View CLO Ltd., Series 2015-10A, Class DR, 3 mo. USD LIBOR + 2.60%, 4.94%, 10/13/27 (d),(f),(g)	2,500,000	2,461,187
Mountain View CLO Ltd., Series 2015-9A, Class CR, 3 mo. USD LIBOR + 3.12%, 5.17%, 07/15/31 (d),(f),(g)	2,000,000	1,977,000
Nationstar HECM Loan Trust,
Series 2017-1A, Class M2, 4.70%, 05/25/27 (d),(f)	1,480,000	1,473,077
Series 2017-2A, Class M2, 3.97%, 09/25/27 (d),(f),(g)	4,070,000	4,040,346
Northwoods Capital Ltd., Series 2018-12BA, 3 mo. USD LIBOR + 3.15%, Class D, 5.49%, 06/15/31 (d),(f),(g)	3,000,000	2,992,293
NYMT Residential LLC, Series 2016-RP1A, Class A, 4.00%, 03/25/21 (d),(f),(g)	1,710,076	1,711,273
Oaktree CLO Ltd.,
Series 2014-2A, Class D, 3 mo. USD LIBOR + 5.25%, 7.61%, 10/20/26 (d),(f),(g)	4,500,000	4,483,111
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 5.20%, 7.56%, 10/20/27 (d),(f),(g)	2,500,000	2,492,755
Ocean Trails CLO,
Series 2014-5A, Class DR, 3 mo. USD LIBOR + 3.60%, 5.94%, 10/13/26 (d),(f),(g)	1,250,000	1,247,375
Series 2014-5A, Class E, 3 mo. USD LIBOR + 5.35%, 7.69%, 10/13/26 (d),(f),(g)	2,000,000	1,992,624
OCP CLO Ltd., Series 2015-9A, Class CR, 3 mo. USD LIBOR + 2.70%, 5.05%, 07/15/27 (d),(f),(g)	1,500,000	1,484,010
Octagon Investment Partners Ltd.,
Series 2012-1A, Class CR, 3 mo. USD LIBOR + 4.00%, 6.35%, 07/15/29 (d),(f),(g)	2,000,000	2,020,264
Series 2014-1A, Class D, 3 mo. USD LIBOR + 6.60%, 8.96%, 11/14/26 (d),(f),(g)	2,000,000	1,998,574
OFSI Fund Ltd.,
Series 2013-5A, Class B2L, 3 mo. USD LIBOR + 5.25%, 7.60%, 04/17/25 (d),(f),(g)	1,900,000	1,893,532
Series 2014-6A, Class CR, 3 mo. USD LIBOR + 2.50%, 4.85%, 03/20/25 (d),(f),(g)	5,000,000	4,986,770
Series 2014-7A, Class DR, 3 mo. USD LIBOR + 3.20%, 5.56%, 10/18/26 (d),(f),(g)	2,000,000	1,995,240
OHA Credit Partners Ltd., Series 2013-9A, Class E, 3 mo. USD LIBOR + 5.00%, 7.36%, 10/20/25 (d),(f),(g)	1,503,000	1,498,434
OHA Loan Funding Ltd., Series 2013-1A, Class E, 3 mo. USD LIBOR + 5.15%, 7.51%, 07/23/25 (d),(f),(g)	3,594,000	3,595,517
OneMain Financial Issuance Trust,
Series 2015-1A, Class D, 6.63%, 03/18/26 (d),(f)	1,500,000	1,516,809
Series 2016-2A, Class C, 5.67%, 03/20/28 (d),(f),(g)	3,500,000	3,582,162
Series 2017-1A, Class D, 4.52%, 09/14/32 (d),(f)	3,500,000	3,448,980
OZLM Funding Ltd., Series 2012-2A, Class CR, 3 mo. USD LIBOR + 4.00%, 6.36%, 10/30/27 (d),(f),(g)	1,500,000	1,498,949
OZLM Ltd.,
Series 2014-8A, Class CR, 3 mo. USD LIBOR + 3.40%, 5.75%, 10/17/26 (d),(f),(g)	2,250,000	2,245,684
Series 2015-12A, Class C, 3 mo. USD LIBOR + 3.70%, 6.06%, 04/30/27 (d),(f),(g)	1,500,000	1,498,308
Series 2015-12A, Class D, 3 mo. USD LIBOR + 5.40%, 7.76%, 04/30/27 (d),(f),(g)	7,333,000	7,251,985
Series 2015-13A, Class D, 3 mo. USD LIBOR + 5.45%, 7.81%, 07/30/27 (d),(f),(g)	1,100,000	1,095,786

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Principal Amount		Value
OZLM VI Ltd., Series 2014-6A, Class CS, 3 mo. USD LIBOR + 3.13%, 5.48%, 04/17/31 (d),(f),(g)	$2,000,000		$2,006,116
Parallel Ltd., Series 2015-1A, Class DR, 3 mo. USD LIBOR + 2.55%, 4.91%, 07/20/27 (d),(f),(g)	5,000,000		4,912,865
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.90%, 6.26%, 10/30/26 (d),(f),(g)	7,500,000		7,489,927
Sound Point CLO Ltd., Series 2014-1A, Class D, 3 mo. USD LIBOR + 3.40%, 5.76%, 04/18/26 (d),(f),(g)	1,200,000		1,197,748
Thacher Park CLO Ltd., Series 2014-1A, Class E2, 3 mo. USD LIBOR + 6.00%, 8.36%, 10/20/26 (d),(f),(g)	1,000,000		997,188
THL Credit Wind River CLO Ltd., Series 2014-3A, Class DR, 3 mo. USD LIBOR + 3.35%, 5.71%, 01/22/27 (d),(f),(g)	4,000,000		3,991,540
TICP CLO I-2 Ltd., Series 2018-IA, Class C, 3 mo. USD LIBOR + 3.04%, 5.40%, 04/26/28 (d),(f),(g)	3,000,000		2,976,792
TICP CLO Ltd.,
Series 2016-6A, Class D, 3 mo. USD LIBOR + 4.20%, 6.55%, 01/15/29 (d),(f),(g)	1,000,000		1,005,856
Series 2018-IIA, Class C, 3 mo. USD LIBOR + 2.95%, 5.95%, 04/20/28 (d),(f),(g)	1,500,000		1,496,019
TruPS Financials Note Securitization Ltd., Series 2017-1A, Class B, 3 mo. USD LIBOR + 5.10%, 7.46%, 04/20/38 (d),(f),(g),(e)	3,000,000		2,946,000
Venture CDO Ltd., Series 2014-19A, Class D, 3 mo. USD LIBOR + 4.00%, 6.35%, 01/15/27 (d),(f),(g),(b)	2,500,000		2,495,910
Venture CLO Ltd.,
Series 2013-14A, Class DR, 3 mo. USD LIBOR + 4.00%, 6.32%, 08/28/29 (d),(f),(g)	4,000,000		4,039,352
Series 2014-16A, Class DRR, 3 mo. USD LIBOR + 2.51%, 4.86%, 01/15/28 (d),(f),(g)	4,000,000		3,949,216
Series 2014-18A, Class DR, 3 mo. USD LIBOR + 3.10%, 5.45%, 10/15/29 (d),(f),(g)	1,000,000		999,977
Vericrest Opportunity Loan Trust,
Series 2015-NP12, Class A1, 3.88%, 09/25/45 (d),(f),(g)	1,374,825		1,374,649
Series 2017-NPL4, Class A1, 3.38%, 04/25/47 (d),(f),(g)	796,356		796,073
Series 2017-NPL6 SEQ, Class A1, 3.25%, 05/25/47 (d),(f),(g)	547,936		547,197
Series 2017-NPL7 SEQ, Class A1, 3.25%, 06/25/47 (d),(f),(g)	797,375		794,212
Series 2017-NPL9 SEQ, Class A1, 3.13%, 09/25/47 (d),(f),(g)	1,587,613		1,572,324
Vericrest Opportunity Loan Trust LLC, Series 2017-NP11 SEQ, Class A1, 3.38%, 10/25/47 (d),(f),(g)	2,508,702		2,505,551
Vibrant CLO Ltd.,
Series 2015-3A, Class C, 3 mo. USD LIBOR + 3.65%, 6.01%, 04/20/26 (d),(f),(g)	3,000,000		2,994,684
Series 2018-8A, Class C, 3 mo. USD LIBOR + 2.85%, 4.96%, 01/20/31 (d),(f),(g)	6,000,000		5,938,914
Voya CLO Ltd., Series 2014-3A, Class CR, 3 mo. USD LIBOR + 2.65%, 5.01%, 07/25/26 (d),(f),(g)	1,000,000		997,501
WhiteHorse Ltd., Series 2015-10A, Class DR, 3 mo. USD LIBOR + 3.00%, 5.08%, 04/17/27 (d),(f),(g)	1,250,000		1,247,881

Total North America			313,249,321

TOTAL ASSET-BACKED SECURITIES (COST $312,306,953)			313,249,321

CONVERTIBLE BONDS — 0.9%
Europe — 0.5%
Pharmaceuticals — 0.5%
Bayer Capital Corp. BV, 5.63%, 11/22/19 (d),(f),(b)	23,000,000	EUR	28,739,558
Bayer Capital Corp. BV REG S, 5.63%, 11/22/19	500,000	EUR	624,773

Total Europe			29,364,331

Middle East — 0.3%
Financial Services — 0.3%
Volcan Holdings PLC REG S, 4.13%, 04/11/20	3,700,000	GBP	6,238,131
Volcan Holdings II PLC, 3.88%, 10/10/20	6,700,000	GBP	10,456,053

Total Middle East			16,694,184

North America — 0.1%
Wireless Telecommunications Services — 0.1%
America Movil SAB de CV, 0.00%, 05/28/20 (j)	6,600,000	EUR	7,562,965

Total North America			7,562,965

TOTAL CONVERTIBLE BONDS (COST $48,288,817)			53,621,480

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Principal Amount		Value
BANK DEBT — 0.6%
Asia — 0.0%
Transportation & Logistics — 0.0%
Hanjin International Corp., 2017 Term Loan B, 3 mo. LIBOR + 2.50%, 4.86%, 10/18/20 (d),(r),(e),(g)	$483,006		$482,402

Total Asia			482,402

Europe — 0.1%
Exploration & Production — 0.0%
Endeavour International Holding BV, Term Loan A1, Defaulted, 0.00%, 01/02/19 (d),(e),(j),(i)	1,563,903		312,781

Medical Equipment & Devices — 0.1%
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, 3 mo. LIBOR + 3.25%, 5.34%, 06/30/25 (d),(r),(e),(g)	2,256,056		2,246,197

Wireless Telecommunications Services — 0.0%
Intelsat Jackson Holdings S.A.,
2017 Term Loan B4, 1 mo. LIBOR + 4.50%, 6.60%, 01/02/24 (d),(e),(g)	17,354		17,989
2017 Term Loan B5, 6.63%, 01/02/24 (d),(e)	202,215		208,424

			226,413

Total Europe			2,785,391

North America — 0.5%
Advertising & Marketing — 0.1%
Getty Images, Inc., Term Loan B, 1 mo. LIBOR + 3.50%, 5.59%, 10/18/19 (d),(e),(g)	2,599,833		2,506,681

Chemicals — 0.0%
LyondellBasell Industries NV,
0.00%, 08/15/49 (d),(e),(i),(j)	16,223,620		0
1.00%, 08/15/15 (d),(e),(i)	980,469	EUR	0

			0

Coal Operations — 0.0%
Blackhawk Mining LLC, 2017 Term Loan B1, 3 mo. LIBOR + 1.00%, 12.36%, 02/17/22 (d),(e),(g)	$1,848,517		1,297,049

Commercial Services — 0.0%
Aegis Sciences Corporation, 2018 Term Loan, 3 mo. LIBOR + 5.50%, 7.87%, 05/02/25 (d),(e),(g)	367,315		363,641

Consumer Finance — 0.0%
Ocwen Financial Corp., 2016 Term Loan B, 1 mo. LIBOR + 5.00%, 7.09%, 12/05/20 (d),(r),(e),(g)	546,080		545,397

Consumer Products — 0.0%
KIK Custom Products, Inc., 2015 Term Loan B, 1 mo. LIBOR + 4.00%, 6.09%, 05/15/23 (d),(e),(g)	1,305,660		1,295,542

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, PRIME + 2.25%, 5.59%, 04/03/24 (d),(e),(g)	1,762,360		1,751,627
Fort Dearborn Company, 2016 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 6.31%, 10/19/23 (d),(r),(e),(g)	1,518,539		1,499,558

			3,251,185

Financial Services — 0.0%
UFC Holdings LLC, 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 5.35%, 08/18/23 (d),(e),(g)	1,208,354		1,208,052

Food & Beverage — 0.0%
Flavors Holdings, Inc., 1st Lien Term Loan, 3 mo. LIBOR + 5.75%, 8.08%, 04/03/20 (d),(r),(e),(g)	35,162		32,349

Health Care Facilities & Services — 0.1%
New Millennium HoldCo, Inc., Exit Term Loan, 0.00%, 12/21/20 (d),(e),(s)	146,410		80,022
Pearl Intermediate Parent LLC, 2018 2nd Lien Term Loan, 1 mo. LIBOR + 6.25%, 8.34%, 02/13/26 (d),(r),(e),(g)	184,860		184,629

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Prospect Medical Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 5.50%, 7.50%, 02/22/24 (d),(r),(e),(g)	$1,317,284	$1,313,991
Quorum Health Corporation, Term Loan B, 1 mo. LIBOR + 6.75%, 8.84%, 04/29/22 (d),(e),(g)	1,149,600	1,167,706
Wink Holdco, Inc, 2nd Lien Term Loan B, 1 mo. LIBOR + 6.75%, 8.85%, 12/01/25 (d),(e),(g)	496,862	493,135

		3,239,483

Industrial Other — 0.0%
Michael Baker International LLC, 2017 Term Loan B, 1 mo. LIBOR + 4.50%, 6.59%, 11/21/22 (d),(r),(e),(g)	1,352,954	1,349,571

Internet Media — 0.0%
W3 Topco LLC, 2017 Term Loan B, 1 mo. LIBOR + 6.00%, 8.10%, 03/08/22 (d),(e),(g)	1,105,363	1,096,155

Machinery Manufacturing — 0.1%
Engineered Machinery Holdings, Inc.,
USD 1st Lien Term Loan, 3 mo. LIBOR + 3.250%, 5.58%, 07/19/24 (d),(r),(e),(g)	708,480	704,499
USD 2nd Lien Term Loan, 3 mo. LIBOR + 7.25%, 9.58%, 07/19/25 (d),(r),(e),(g)	834,058	835,100
Gardner Denver, Inc., 2017 USD Term Loan B, 1 mo. LIBOR + 2.75%, 4.84%, 07/30/24 (d),(e),(g)	2,394,846	2,393,960

		3,933,559

Metals & Mining — 0.0%
Offshore Group Investment Ltd., Term Loan, 1 mo. LIBOR + 6.50%, 8.59%, 12/31/19 (d),(r),(e),(g)	576,536	577,620

Oil & Gas Services & Equipment — 0.0%
Thermon Industries, Inc., Term Loan B, 1 mo. LIBOR + 3.75%, 5.73%, 10/30/24 (d),(r),(e),(g)	680,999	682,701

Oil, Gas & Coal — 0.0%
AL Midcoast Holdings, LLC, 2018 Term Loan B, 0.00%, 06/28/25 (d),(e),(r),(s)	551,407	548,650

Real Estate — 0.0%
Quality Care Properties, Inc., 1st Lien Term Loan, 7.34%, 10/31/22 (d),(r),(e),(g)	829,719	832,831

Retail—Consumer Discretionary — 0.0%
AI Aqua Merger Sub, Inc.,
2017 1st Lien Term Loan B, 1 mo. LIBOR + 3.25%, 5.34%, 12/13/23 (d),(r),(e),(g)	251,396	249,983
2017 Incremental Term Loan, 1 mo. LIBOR + 3.25%, 5.34%, 12/13/23 (d),(r),(e),(g)	644,487	640,865

		890,848

Retail—Consumer Staples — 0.0%
Pinnacle Operating Corp., Term Loan, 1 mo. LIBOR + 5.50% (Cash) + 1.75% (PIK), 7.59% (Cash), 1.75% (PIK), 11/15/21 (d),(r),(e),(g)	1,101,545	1,012,045

Retail—Discretionary — 0.0%
Toys ‘R’ Us-Delaware, Inc., DIP Term Loan B4, 1 mo. LIBOR + 9.75%, 14.75%, 01/18/19 (d),(e),(g)	368,722	371,949

Software & Services — 0.0%
BlackBoard, Inc., Term Loan B4, 3 mo. LIBOR + 5.00%, 7.36%, 06/30/21 (d),(e),(g)	1,051,847	993,123
Syniverse Holdings, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 5.00%, 7.05%, 03/09/23 (d),(e),(g)	557,246	556,086

		1,549,209

Transportation & Logistics — 0.0%
Utility One Source L.P., Term Loan B, 1 mo. LIBOR + 5.50%, 7.59%, 04/18/23 (d),(r),(e),(g)	121,977	124,721

Wireless Telecommunications Services — 0.1%
Ligado Networks LLC, Exit Term Loan, 3 mo. LIBOR + 8.75%, 11.07%, PIK, 12/07/20 (d),(e),(g)	5,800,801	4,696,561

Total North America		31,405,799

TOTAL BANK DEBT (COST $37,451,355)		34,673,592

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Principal Amount		Value

CORPORATE BONDS & NOTES — 2.9%
Asia — 0.1%
Banks — 0.0%
RESPARCS Funding LP I, 8.00% (d),(k)	$385,000		$153,133

Casinos & Gaming — 0.1%
Wynn Macau Ltd., 4.88%, 10/01/24 (d),(f)	3,754,000		3,583,944

Utilities — 0.0%
1MDB Energy Ltd. REG S, 5.99%, 05/11/22	2,500,000		2,524,935

Total Asia			6,262,012

Europe — 0.5%
Banks — 0.0%
RESPARCS Funding II LP, 7.50% (d),(k)	1,114,000	EUR	515,818

Commercial Finance — 0.0%
Avation Capital SA, 6.50%, 05/15/21 (d),(f)	$526,000		528,630

Diversified Banks — 0.5%
Deutsche Bank AG MTN ,0.00%, 07/19/18—08/30/18 (j)	523,925,000	EGP	28,872,735

Property & Casualty Insurance — 0.0%
Groupama SA, 6.00%, 01/23/27	200,000	EUR	277,242
Groupama SA REG S, 3 mo. EURIBOR + 5.77%, 6.38% (g),(k)	1,900,000	EUR	2,457,343

			2,734,585

Total Europe			32,651,768

Middle East — 0.1%
Oil & Gas Services & Equipment — 0.1%
Oil and Gas Holding Co. BSCC, 7.50%, 10/25/27	$2,500,000		2,222,810

Total Middle East			2,222,810

North America — 1.4%
Advertising & Marketing — 0.0%
Aimia, Inc., MTN, 5.60%, 05/17/19 (d),(l)	844,000	CAD	635,576

Casinos & Gaming — 0.0%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (d),(f)	$1,133,000		1,113,173

Chemicals — 0.1%
Hexion, Inc.,
10.00%, 04/15/20 (d)	1,149,000		1,137,510
10.38%, 02/01/22 (d),(f)	1,902,000		1,863,960
Momentive Performance Materials, Inc., 3.88%, 10/24/21 (d)	48,000		50,400

			3,051,870

Commercial Finance — 0.1%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (d),(f)	7,806,000		7,981,635

Consumer Products — 0.0%
Revlon Consumer Products Corp., 6.25%, 08/01/24 (d)	1,480,000		828,800

Consumer Services — 0.0%
Corporate Risk Holdings LLC, 9.50%, 07/01/19 (d),(f)	1,883,000		1,967,735

Containers & Packaging — 0.0%
Bway Holding Co., 4.75%, 04/15/24 (d),(f)	368,000	EUR	429,750

Exploration & Production — 0.1%
Par Petroleum LLC / Petroleum Finance Corp., 7.75%, 12/15/25 (d),(f)	$3,892,000		3,960,110

Financial Services — 0.4%
Citigroup Global Markets Holdings, Inc.,
MTN, 0.00%, 07/26/18—10/04/18	322,613,218	EGP	17,597,056
MTN, 0.01%, 07/19/18	86,777,887	EGP	4,820,596
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (d),(f)	$1,919,000		1,938,190

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Griffey Intermediate, Inc. / Griffey Finance Sub LLC, 7.00%, 10/15/20 (d),(f)	$1,045,000	$956,175
MF Global Holdings Ltd., 6.25%, 08/08/16 (a),(d),(i),(e)	1,847,000	535,630

		25,847,647

Government Development Banks — 0.0%
Banco Nacional de Comercio Exterior SNC, 5 year CMT + 3.00%, 3.80%, 08/11/26 (g)	1,100,000	1,056,836

Health Care Facilities & Services — 0.1%
Universal Hospital Services, Inc., 7.63%, 08/15/20 (d)	4,511,000	4,499,722

Industrial Other — 0.0%
Michael Baker International LLC, 8.75%, 03/01/23 (d),(f)	691,000	673,725

Integrated Oils — 0.1%
Petroleos Mexicanos,
5.35%, 02/12/28	2,900,000	2,737,600
6.35%, 02/12/48	2,200,000	1,991,000
6.38%, 01/23/45	1,200,000	1,105,200

		5,833,800

Medical Equipment & Devices Manufacturing — 0.0%
Crimson Merger Sub, Inc., 6.63%, 05/15/22 (d),(f)	1,773,000	1,733,108

Oil & Gas Services & Equipment — 0.1%
CSI Compressco LP / Compressco Finance, Inc., 7.25%, 08/15/22 (d),(b)	1,183,000	1,082,445
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25 (d),(f)	2,920,000	2,930,950

		4,013,395

Pipeline — 0.1%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21 (d),(f),(l)	1,852,000	1,814,960
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 02/15/21 (d)	1,007,000	994,412

		2,809,372

Publishing & Broadcasting — 0.0%
LBI Media, Inc.,11.500%, 04/15/20 (d),(f),(g)	3,904,546	661,953

Real Estate — 0.0%
AHP Health Partners, Inc., 9.75%, 07/15/26 (d),(f)	537,000	537,000

Retail—Consumer Discretionary — 0.1%
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (d),(f),(b)	8,471,000	8,555,710

Software & Services — 0.1%
CURO Financial Technologies Corp. ,12.000%, 03/01/22 (d),(f)	2,909,000	3,135,365
Syniverse Holdings, Inc., 9.13%, 01/15/19 (d)	108,000	107,190

		3,242,555

Utilities — 0.1%
NGL Energy Partners LP / NGL Energy Finance Corp., 5.13%, 07/15/19 (d)	320,000	320,400
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (d),(f)	2,768,000	2,768,000

		3,088,400

Wireless Telecommunications Services — 0.0%
Sprint Communications, Inc., 9.00%, 11/15/18 (d),(f)	1,650,000	1,683,000

Wireline Telecommunication Services — 0.0%
Consolidated Communications, Inc., 6.50%, 10/01/22 (d)	2,858,000	2,665,085

Total North America		86,869,957

South America — 0.8%
Integrated Oils — 0.8%
Petrobras Global Finance BV,
5.30%, 01/27/25	—	0
5.75%, 02/01/29	17,900,000	15,736,427

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Principal Amount		Value
6.00%, 01/27/28	$22,200,000		$20,091,000
6.13%, 01/17/22	4,582,000		4,659,894
6.25%, 03/17/24	5,008,000		4,965,432

			45,452,753

Refining & Marketing — 0.0%
EP PetroEcuador via Noble Sovereign Funding I Ltd., 3 mo. USD LIBOR + 5.63%, 7.97%, 09/24/19 (g)	1,144,210		1,124,187

Total South America			46,576,940

TOTAL CORPORATE BONDS & NOTES (COST $180,601,562)			174,583,487

SOVEREIGN DEBT — 8.5%
Argentina POM Politica Monetaria, 40.00%, 06/21/20 (g)	53,958,819	ARS	1,954,083
Argentine Republic Government International Bond,
2.26%, 12/31/38 (g),(l)	9,825,403	EUR	6,699,818
2.50%, 12/31/38 (g),(l)	$11,200,000		6,403,846
3.88%, 01/15/22	4,213,000	EUR	4,698,544
4.63%, 01/11/23	$20,508,000		18,057,499
5.63%, 01/26/22	4,023,000		3,759,493
7.82%, 12/31/33	3,400,352	EUR	3,908,802
Bonos de la Nacion Argentina con Ajuste por CER, 3.75%, 02/08/19	114,530,000	ARS	4,296,112
Deutsche Bundesrepublik Inflation Linked Bond REG S, 0.10%, 04/15/26 (d),(b)	25,093,948	EUR	32,669,597
Ecuador Government International Bond,
8.75%, 06/02/23	$720,000		674,424
10.75%, 03/28/22	2,662,000		2,733,075
Egypt Government International Bond,
6.88%, 04/30/40	2,500,000		2,126,675
7.90%, 02/21/48 (f)	14,900,000		13,556,616
France Government Bond OAT REG S, 0.10%, 03/01/25 (b),(d)	25,856,991	EUR	32,912,329
French Republic Government Bond OAT, 0.10%, 03/01/28 (d)	9,741,110	EUR	12,478,653
Hellenic Republic Government Bond,
0.00%, 10/15/42 (g),(j)	10,100,000	EUR	45,316
3.38%, 02/15/25 (f)	7,100,000	EUR	8,213,690
3.75%, 01/30/28	9,800,000	EUR	11,255,973
3.90%, 01/30/33	35,008,089	EUR	38,172,104
4.00%, 01/30/37	19,200,000	EUR	20,474,072
4.20%, 01/30/42	7,850,000	EUR	8,377,382
Japan Treasury Discount Bill, 0.00%, 07/02/18 (d),(j)	3,000,000,000	JPY	27,096,599
Jordan Government International Bond, 7.38%, 10/10/47	$13,100,000		11,995,120
Mexican Bonos, 10.00%, 12/05/24 (b),(d)	315,050,000	MXN	17,814,061
National Highways Authority of India, 7.30%, 05/18/22	330,000,000	INR	4,773,867
Nigeria Government International Bond,
7.14%, 02/23/30 (f)	$6,800,000		6,414,603
MTN, 7.63%, 11/28/47	5,900,000		5,374,393
Oman Government International Bond, 6.75%, 01/17/48	4,100,000		3,710,500
Paraguay Government International Bond, 4.63%, 01/25/23	5,367,000		5,434,087
Peruvian Government International Bond, 6.95%, 08/12/31	24,707,000	PEN	8,236,753
Provincia de Buenos Aires, 35.19%, 05/31/22 (g)	66,200,000	ARS	1,991,150
Republic of Iraq REG S, 5.80%, 01/15/28	$14,900,000		13,344,500
Republic of South Africa Government Bond,
8.75%, 02/28/48 (b)	189,296,012	ZAR	12,559,016
10.50%, 12/21/26 (b)	386,130,242	ZAR	30,830,969
Republic of South Africa Government International Bond, 5.50%, 03/09/20	$5,508,000		5,647,176
Russian Foreign Bond—Eurobond,
4.50%, 04/04/22	8,600,000		8,744,119
5.00%, 04/29/20	2,800,000		2,863,538
5.25%, 06/23/47	11,600,000		11,170,800
Senegal Government International Bond, 6.75%, 03/13/48 (f)	5,200,000		4,438,772
Sweden Government Bond,
0.75%, 05/12/28 (d),(b)	93,000,000	SEK	10,628,026
1.00%, 11/12/26 (d),(b)	177,000,000	SEK	20,878,164

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Principal Amount		Value
Turkey Government International Bond, 7.00%, 06/05/20	$9,116,000		$9,331,703
United Kingdom Gilt Inflation Linked Bond REG S, 0.125%, 03/22/24—03/22/26 (b),(d)	37,850,576	GBP	57,423,498
ZAR Sovereign Capital Fund Propriety Ltd., 3.90%, 06/24/20	$2,962,000		2,951,532

TOTAL SOVEREIGN DEBT (COST $546,492,333)			517,121,049

MORTGAGE-BACKED SECURITIES — 25.5%
North America — 25.5%
Collateralized Mortgage Obligation (Residential) — 16.9%
Bellemeade Re Ltd.,
Series 2015-1A, Class M2, 1 mo. USD LIBOR + 4.30%, 6.39%, 07/25/25 (d),(f),(g)	1,158,172		1,176,295
Series 2017-1, Class M2, 1 mo. USD LIBOR + 3.35%, 5.44%, 10/25/27 (d),(f),(g)	7,962,000		8,238,831
Chase Mortgage Finance Corp., Series 2007-A2, Class 3A2, 3.93%, 07/25/37 (d),(g)	149,042		144,348
ChaseFlex Trust, Series 2007-2, Class A2, 1 mo. USD LIBOR + .34%, 2.43%, 05/25/37 (d),(g)	802,218		754,968
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (d)	365,358		365,970
Connecticut Avenue Securities,
Series 2014-C03, Class 1M2, 1 mo. USD LIBOR + 3.00%, 5.09%, 07/25/24 (d),(g),(b)	2,375,253		2,546,057
Series 2015-C03, Class 1M2, 1 mo. USD LIBOR + 5.00%, 7.09%, 07/25/25 (d),(g),(h)	1,620,489		1,834,685
Series 2015-C04, Class 2M2, 1 mo. USD LIBOR + 5.55%, 7.64%, 04/25/28 (d),(g),(h)	7,127,044		8,086,130
Series 2015-C04, Class 1M2, 1 mo. USD LIBOR + 5.70%, 7.79%, 04/25/28 (d),(g),(h)	6,699,550		7,810,737
Series 2016-C01, Class 1M2, 1 mo. USD LIBOR + 6.75%, 8.84%, 08/25/28 (d),(g),(b)	6,856,833		8,242,530
Series 2016-C01, Class 2M2, 1 mo. USD LIBOR + 6.95%, 9.04%, 08/25/28 (d),(g),(b)	3,583,183		4,271,584
Series 2016-C02, Class 1M2, 1 mo. USD LIBOR + 6.00%, 8.09%, 09/25/28 (d),(g)	26,712,000		31,612,584
Series 2016-C03, Class 2M2, 1 mo. USD LIBOR + 5.90%, 7.99%, 10/25/28 (d),(g)	4,336,000		5,041,857
Series 2016-C05, Class 2M2, 1 mo. USD LIBOR + 4.45%, 6.54%, 01/25/29 (d),(g)	7,014,000		7,811,281
Countrywide Alternative Loan Trust,
Series 2004-28CB SEQ, Class 3A1, 6.00%, 01/25/35 (d)	795,818		794,821
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (d),(b)	943,989		930,423
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 3.94%, 04/25/36 (d),(g)	4,523		4,544
Series 2006-BC4, Class 2A2, 1 mo. USD LIBOR + .16%, 2.25%, 11/25/36 (d),(g)	90,879		90,467
Federal Home Loan Mortgage Corp.,
Series 2015-SC02, Class M3, 3.68%, 09/25/45 (d),(g)	866,000		818,433
Series 2016-DNA3, Class M3, 1 mo. USD LIBOR + 5.00%, 7.09%, 12/25/28 (d),(g)	1,784,000		2,084,622
Series 2016-DNA4, Class M3, 1 mo. USD LIBOR + 3.80%, 5.89%, 03/25/29 (d),(g)	1,500,000		1,666,005
Series 2016-HQA3, Class M3, 1 mo. USD LIBOR + 3.85%, 5.94%, 03/25/29 (d),(g)	7,794,000		8,696,935
Series 2016-HQA4, Class M3, 1 mo. USD LIBOR + 3.90%, 5.99%, 04/25/29 (d),(g)	18,419,000		20,639,410
Series 2017-DNA, Class M2, 1 mo. USD LIBOR + 3.25%, 5.34%, 07/25/29 (d),(g)	1,388,000		1,498,624
Series 2017-DNA2, Class M2, 1 mo. USD LIBOR + 3.45%, 5.54%, 10/25/29 (d),(g)	2,144,000		2,346,072
Series 2017-DNA3, Class M2, 1 mo. USD LIBOR + 2.50%, 4.59%, 03/25/30 (d),(g)	4,838,000		4,994,558
Series 2017-HQA1, Class M2, 1 mo. USD LIBOR + 3.55%, 5.64%, 08/25/29 (d),(g)	13,755,000		14,938,343
Series 2017-HQA2, Class M2, 1 mo. USD LIBOR + 2.65%, 4.74%, 12/25/29 (d),(g)	21,246,000		21,975,163
Series 2017-HQA3, Class M2, 1 mo. USD LIBOR + 2.35%, 4.44%, 04/25/30 (d),(g)	2,926,000		2,974,659
Series 2017-HRP1, Class M2, 1 mo. USD LIBOR + 2.45%, 4.54%, 12/25/42 (d),(g)	1,687,000		1,737,273
Series 2017-SPI1, Class M2, 3.98%, 09/25/47 (d),(f),(g)	284,000		265,472
Series 2018-DNA1, Class M2, 1 mo. USD LIBOR + 1.80%, 3.89%, 07/25/30 (d),(g)	28,605,000		28,167,630
Series 2018-HQA1, Class M2, 1 mo. USD LIBOR + 2.30%, 4.39%, 09/25/30 (d),(g)	8,578,000		8,565,562
Federal National Mortgage Association,
4.00%, 07/01/48 (d),(m)	106,500,000		108,636,821
4.50%, 07/01/48 (d),(m)	57,500,000		59,880,845
Series 2016-C06, Class 1M2, 1 mo. USD LIBOR + 4.25%, 6.34%, 04/25/29 (d),(g)	40,655,000		46,314,989
Series 2016-C07, Class 2M2, 1 mo. USD LIBOR + 4.35%, 6.44%, 05/25/29 (d),(g)	29,355,000		32,730,825
Series 2017-C01, Class 1M2, 1 mo. USD LIBOR + 3.55%, 5.64%, 07/25/29 (d),(g)	27,530,000		29,887,119
Series 2017-C02, Class 2M2, 1 mo. USD LIBOR + 3.65%, 5.74%, 09/25/29 (d),(g),(h)	26,653,000		28,940,627
Series 2017-C03, Class 1M2, 1 mo. USD LIBOR + 3.00%, 5.09%, 10/25/29 (d),(g)	21,896,000		23,291,979
Series 2017-C04, Class 2M2, 1 mo. USD LIBOR + 2.85%, 4.94%, 11/25/29 (d),(g)	40,930,000		42,779,217

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-C05, Class 1M2, 1 mo. USD LIBOR + 2.20%, 4.29%, 01/25/30 (d),(g)	$34,086,000	$34,687,959
Series 2017-C06, Class 1M2, 1 mo. USD LIBOR + 2.65%, 4.74%, 02/25/30 (d),(g)	20,331,000	20,952,925
Series 2017-C06, Class 2M2, 1 mo. USD LIBOR + 2.80%, 4.89%, 02/25/30 (d),(g)	34,089,000	35,258,934
Series 2017-C07, Class 1M2, 1 mo. USD LIBOR + 2.40%, 4.49%, 05/25/30 (d),(g)	8,593,000	8,764,645
Series 2018-C01, Class 1M2, 1 mo. USD LIBOR + 2.25%, 4.34%, 07/25/30 (d),(g)	76,751,000	77,365,776
Series 2018-C02, Class 2M2, 1 mo. USD LIBOR + 2.20%, 4.29%, 08/25/30 (d),(g)	8,357,000	8,346,219
Series 2018-C03, Class 1M2, 1 mo. USD LIBOR + 2.15%, 4.24%, 10/25/30 (d),(g)	29,931,000	29,810,977
Series 2018-C04, Class 2M2, 1 mo. USD LIBOR + 2.55%, 4.65%, 12/25/30 (d),(g)	32,611,000	32,613,935
Government National Mortgage Association, 4.00%, 09/20/45 (d)	74,058,278	76,245,293
Oaktown RE Ltd., Series 2017-1A, Class M2, 1 mo. USD LIBOR + 4.00%, 6.09%, 04/25/27 (d),(f),(g),(h)	8,686,000	8,927,271
Radnor RE Ltd., Series 2018-1, Class M2, 1 mo. USD LIBOR + 2.70%, 4.79%, 03/25/28 (d),(f),(g)	401,000	403,587
Sequoia Mortgage Trust,
Series 2018-3, Class B4, 3.80%, 03/25/48 (d),(f),(g)	642,000	463,193
Series 2018-5, Class B4, 3.96%, 05/25/48 (d),(f),(g)	649,000	481,030
STACR Trust,
Series 2018-DNA2, Class M2, 1 mo. USD LIBOR + 2.15%, 4.21%, 12/25/30 (d),(f),(g)	16,360,000	16,271,983
Series 2018-HRP1, Class M2, 1 mo. USD LIBOR + 1.65%, 3.74%, 04/25/43 (d),(f),(g)	1,000,000	1,005,580
Structured Agency Credit Risk,
Series 2015-HQA1, Class M3, 1 mo. USD LIBOR + 4.70%, 6.79%, 03/25/28 (d),(g)	4,242,000	4,861,120
Series 2015-HQA1, Class B, 1 mo. USD LIBOR + 8.80%, 10.89%, 03/25/28 (d),(g),(e)	3,387,817	3,952,417
Series 2015-HQA2, Class M3, 1 mo. USD LIBOR + 4.80%, 6.89%, 05/25/28 (d),(g)	5,130,000	5,969,268
Series 2016-DNA1, Class M3, 1 mo. USD LIBOR + 5.55%, 7.64%, 07/25/28 (d),(g),(b)	36,678,000	44,503,215
Series 2016-DNA2, Class M3, 1 mo. USD LIBOR + 4.65%, 6.74%, 10/25/28 (d),(g)	9,840,000	11,344,831
Series 2016-HQA1, Class M3, 1 mo. USD LIBOR + 6.35%, 8.44%, 09/25/28 (d),(g)	5,109,000	6,301,134
Series 2016-HQA2, Class M3, 1 mo. USD LIBOR + 5.15%, 7.24%, 11/25/28 (d),(g),(h)	14,088,000	16,714,567
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.00%, 10/25/37 (d),(b)	895,893	888,534

		1,029,723,688

Commercial Mortgage-Backed Securities — 8.1%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, 1 mo. USD LIBOR + 2.83%, 4.90%, 09/15/34 (d),(f),(g)	8,000,000	7,982,856
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, 1 mo. USD LIBOR + 3.50%, 5.57%, 09/15/26 (d),(f),(g)	1,000,000	1,001,135
Banc of America Commercial Mortgage Trust,
Series 2007-1 SEQ, Class AMFX, 5.48%, 01/15/49 (g),(b),(h)	8,861,505	8,932,397
Series 2007-3, Class F, 5.87%, 06/10/49 (f),(g)	3,029,921	3,045,071
Bank 2017-BNK4, Series 2017-BNK8, Class A4, 3.49%, 11/15/50 (d),(b)	4,200,000	4,126,101
BBCMS Trust,
Series 2014-BXO, Class D, 1 mo. USD LIBOR + 3.00%, 5.07%, 08/15/27 (d),(f),(g)	2,084,912	2,092,551
Series 2014-BXO, Class E, 1 mo. USD LIBOR + 3.75%, 5.82%, 08/15/27 (d),(f),(g)	1,546,000	1,547,597
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class F, 5.23%, 09/11/42 (f),(g)	6,040,708	6,040,708
Series 2007-PW16, Class C, 5.94%, 06/11/40 (f),(g),(b),(h)	7,277,302	7,302,773
Series 2007-T26, Class AM, 5.51%, 01/12/45 (g),(b)	67,021	68,409
Benchmark Mortgage Trust, Series 2018-B2 SEQ, Class A5, 3.88%, 02/15/51 (d)	5,000,000	5,060,435
BX Trust,
Series 2017-SLCT, Class E, 1 mo. USD LIBOR + 3.15%, 5.22%, 07/15/34 (f),(g)	9,483,370	9,548,511
Series 2017-SLCT, Class F, 1 mo. USD LIBOR + 4.25%, 6.32%, 07/15/34 (d),(f),(g)	4,000,000	4,044,352
Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 4.32%, 05/15/35 (d),(f),(g)	2,500,000	2,509,875
BXP Trust, Series 2017-CQHP, Class E, 1 mo. USD LIBOR + 3.00%, 5.07%, 11/15/34 (d),(f),(g)	1,000,000	999,986
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class E, 4.50%, 10/15/34 (d),(f),(g)	3,600,000	3,539,250
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.67%, 04/10/29 (f),(g)	626,142	628,374
CD Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/50 (d)	3,800,000	3,730,886
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class D, 4.36%, 11/10/49 (d),(f),(g)	3,266,000	2,714,647
Series 2016-C7, Class D, 4.59%, 12/10/54 (d),(f),(g)	1,605,000	1,356,124
CGGS Commercial Mortgage Trust, Series 2018-WSS, Class E, 1 mo. USD LIBOR + 3.15%, 5.22%, 02/15/37 (f),(g)	2,411,652	2,425,582
CHT Mortgage Trust, Series 2017-CSMO, Class F, 1 mo. USD LIBOR + 3.74%, 5.81%, 11/15/36 (d),(f),(g)	8,000,000	8,052,352
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class C, 6.40%, 03/15/49 (g),(b)	1,594,396	1,626,284
Series 2015-GC29, Class D, 3.11%, 04/10/48 (d),(f),(h)	4,286,000	3,320,021

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-GC31, Class D, 4.20%, 06/10/48 (d),(g)	$1,850,000	$1,525,543
Series 2015-P1, Class D, 3.23%, 09/15/48 (d),(f)	731,000	619,420
Series 2016-C3, Class D, 3.00%, 11/15/49 (d),(f)	1,826,000	1,395,979
Series 2016-P6, Class D, 3.25%, 12/10/49 (d),(f)	1,030,000	811,307
Series 2016-SMPL, Class E, 4.51%, 09/10/31 (d),(f)	5,000,000	4,978,675
Series 2018-B2 SEQ, Class A4, 4.01%, 03/10/51 (d)	2,060,000	2,097,947
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AJFX, 5.57%, 04/15/47 (g),(b)	6,660,955	6,687,599
COBALT Commercial Mortgage Trust, Series 2007-C3, Class AJ, 6.02%, 05/15/46 (g)	5,390,151	5,460,223
Commercial Mortgage Trust,
Series 2006-C8 SEQ, Class AJ, 5.38%, 12/10/46 (b)	493,207	495,673
Series 2014-PAT, Class E, 1 mo. USD LIBOR + 3.15%, 5.20%, 08/13/27 (d),(f),(g),(b)	2,400,000	2,411,582
Series 2014-TWC, Class D, 1 mo. USD LIBOR + 2.25%, 4.30%, 02/13/32 (f),(g)	1,741,092	1,749,404
Series 2015-CR23, Class D, 4.39%, 05/10/48 (d),(g),(b)	1,745,000	1,453,070
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (f),(g),(h)	5,206,084	5,257,103
Series 2007-C1, Class AM, 5.42%, 02/15/40 (b),(h)	6,390,779	6,518,595
Series 2007-C2, Class AJ, 5.75%, 01/15/49 (g)	4,832,831	4,890,825
Credit Suisse Commercial Mortgage Trust Series 2008-C1, Series 2008-C1, Class AM, 6.17%, 02/15/41 (f),(g)	1,963,056	1,966,983
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.35%, 06/15/57 (d),(g)	1,282,000	1,061,967
Series 2015-C3, Class D, 3.50%, 08/15/48 (d),(g),(h)	3,139,000	2,479,797
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (g),(b),(h)	33,297,768	32,798,301
GE Commercial Mortgage Corp. Trust, Series 2007-C1 SEQ, Class AMFX, 5.54%, 12/10/49 (f),(g),(b)	504,930	505,435
GS Mortgage Securities Corp. II, Series 2017-GS8, Class A4, 3.47%, 11/10/50 (d)	5,700,000	5,590,286
GS Mortgage Securities Trust,
Series 2007-GG10, Class AM, 5.98%, 08/10/45 (g),(h)	8,690,820	8,764,692
Series 2013-GC12, Class D, 4.59%, 06/10/46 (f),(g),(h)	8,870,454	7,893,462
Series 2017-SLP, Class E, 4.74%, 10/10/32 (d),(f),(g)	5,000,000	4,868,475
Hyatt Hotel Portfolio Trust,
Series 2017-HYT2, Class D, 1 mo. USD LIBOR + 1.85%, 3.93%, 08/09/32 (d),(f),(g)	3,500,000	3,507,756
Series 2017-HYT2, Class F, 1 mo. USD LIBOR + 3.05%, 5.12%, 08/09/32 (d),(f),(g)	4,225,000	4,257,811
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2003-CB7, Class H, 5.93%, 01/12/38 (f),(g),(b)	4,065,178	4,225,753
Series 2005-CB13, Class AJ, 5.77%, 01/12/43 (g),(b)	3,427,298	3,460,886
Series 2005-LDP2, Class G, 5.65%, 07/15/42 (f),(g)	4,873,386	4,897,753
Series 2006-CB14, Class AJ, 5.77%, 12/12/44 (g),(b)	230,873	233,182
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (g),(h)	21,080,923	21,186,328
Series 2007-CB18, Class AM, 5.47%, 06/12/47 (g),(b)	186,185	187,637
Series 2007-LD11, Class AM, 6.16%, 06/15/49 (g),(h)	7,157,829	7,290,249
Series 2014-BXH, Class E, 1 mo. USD LIBOR + 3.75%, 5.82%, 04/15/27 (d),(f),(g)	1,413,798	1,414,399
Series 2014-C20, Class D, 4.72%, 07/15/47 (d),(f),(g),(b)	3,813,137	3,293,025
Series 2014-CBM, Class E, 1 mo. USD LIBOR + 3.85%, 5.92%, 10/15/29 (d),(f),(g),(b)	7,100,000	7,099,979
Series 2018-ASH8, Class E, 1 mo. USD LIBOR + 3.00%, 5.07%, 02/15/35 (d),(f),(g)	3,000,000	3,011,436
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class D, 4.23%, 07/15/45 (g),(h)	7,875,536	7,161,532
Series 2015-C28, Class D, 3.88%, 10/15/48 (d),(f),(g)	5,074,000	3,972,029
Series 2015-C30, Class D, 3.94%, 07/15/48 (d),(g)	1,129,000	924,566
Series 2015-C30, Class C, 4.44%, 07/15/48 (d),(g),(h)	11,768,000	11,426,434
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7 SEQ, Class A5, 3.41%, 10/15/50 (d),(b)	4,950,000	4,845,966
LB Commercial Mortgage Trust,
Series 2007-C3, Class AJFL, 1 mo. USD LIBOR + .35%, 2.42%, 07/15/44 (f),(g),(b)	4,389,835	4,345,936
Series 2007-C3, Class AJ, 6.09%, 07/15/44 (g)	1,292,714	1,305,642
LB UBS Commercial Mortgage Trust, Series 2008-C1, Class AM, 6.32%, 04/15/41 (g),(h)	17,576,409	18,256,616
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class F, 5.61%, 02/15/40 (g)	7,177,724	7,227,968
Series 2007-C6, Class AJ, 6.50%, 07/15/40 (g),(b),(h)	17,259,252	17,540,578
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 1 mo. USD LIBOR + 5.60%, 7.67%, 09/15/28 (d),(f),(g)	7,081,748	7,134,556

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.25%, 04/20/48 (d),(f),(g)	$3,194,000	$2,410,566
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class AJ, 5.78%, 05/12/39 (g),(b)	1,290,609	1,308,354
Series 2006-C2, Class AJ, 5.80%, 08/12/43 (g)	—	0
Series 2007-C1, Class AM, 5.99%, 06/12/50 (g),(b),(h)	6,056,099	6,116,660
ML-CFC Commercial Mortgage Trust,
Series 2007-6, Class AM, 5.53%, 03/12/51 (g),(h)	9,123,420	9,214,654
Series 2007-7, Class AMFL, 1 mo. USD LIBOR + .23%, 2.21%, 06/12/50 (f),(g),(b)	1,297,182	1,304,965
Series 2007-7, Class AM, 5.75%, 06/12/50 (g),(b)	1,337,879	1,345,906
Series 2007-8, Class AMA, 5.84%, 08/12/49 (g)	—	0
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class D, 5.05%, 11/15/46 (f),(g),(h)	5,113,197	4,947,882
Series 2014-C19, Class D, 3.25%, 12/15/47 (d),(f)	3,660,000	2,914,231
Series 2015-C21, Class D, 4.30%, 03/15/48 (d),(f),(g)	4,754,000	3,871,068
Series 2015-C23, Class D, 4.27%, 07/15/50 (d),(f),(g)	2,195,000	1,928,288
Series 2015-C27, Class D, 3.24%, 12/15/47 (d),(f),(g)	1,466,500	1,148,268
Series 2016-C29, Class D, 3.00%, 05/15/49 (d),(f)	2,517,000	1,893,068
Series 2016-C30, Class D, 3.00%, 09/15/49 (d),(f),(g)	1,323,000	981,947
Series 2016-C32, Class D, 3.40%, 12/15/49 (d),(f),(g)	991,000	754,426
Series 2017-C34 SEQ, Class A4, 3.54%, 11/15/52 (d),(b)	2,907,303	2,869,848
Morgan Stanley Capital I Trust,
Series 2006-HQ10, Class AJ, 5.39%, 11/12/41 (g),(b)	6,993,633	7,007,620
Series 2007-IQ14, Class AM, 5.76%, 04/15/49 (g)	—	0
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (g),(b),(h)	11,214,356	11,382,571
Series 2016-UB12, Class D, 3.31%, 12/15/49 (d),(f)	1,761,000	1,325,322
Morgan Stanley Capital I Trust 2006-HQ9, Series 2006-HQ9, Class E, 5.90%, 07/12/44 (g)	3,433,707	3,450,876
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class E, 1 mo. USD LIBOR + 3.05%, 5.12%, 11/15/34 (d),(f),(g)	4,000,000	4,028,672
Morgan Stanley Capital Trust, Series 2007-IQ15, Class AJ, 6.28%, 06/11/49 (g),(b)	2,002,098	2,052,151
Motel 6 Trust, Series 2017-MTL6, Class E, 1 mo. USD LIBOR + 3.25%, 5.32%, 08/15/34 (f),(g)	13,009,793	13,155,580
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (d),(f)	6,907,000	6,803,298
PFP Ltd., Series 2017-3, Class D, 1 mo. USD LIBOR + 3.50%, 5.57%, 01/14/35 (d),(f),(g)	1,000,000	1,006,262
Resource Capital Corp. Ltd., Series 2015-CRE3, Class D, 1 mo. USD LIBOR + 4.00%, 6.07%, 03/15/32 (d),(f),(g)	810,062	809,899
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.70%, 4.77%, 02/15/35 (d),(f),(g)	1,500,000	1,505,616
UBS Commercial Mortgage Trust, Series 2018-NYCH, Class F, 1 mo. USD LIBOR + 3.82%, 5.89%, 02/15/32 (d),(f),(g)	798,000	794,447
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class AM, 6.20%, 06/15/45 (g),(b)	1,253,069	1,261,840
Series 2006-C28, Class D, 5.72%, 10/15/48 (g)	4,731,902	4,725,751
Series 2006-C29, Class C, 5.44%, 11/15/48 (g)	3,377,606	3,391,116
Series 2007-C30, Class AJ, 5.41%, 12/15/43 (g),(b),(h)	2,659,147	2,675,102
Series 2007-C31, Class D, 6.23%, 04/15/47 (g)	2,755,681	2,769,459
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class E, 1 mo. USD LIBOR + 4.35%, 6.42%, 06/15/29 (d),(f),(g)	3,000,000	3,010,185
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class D, 3.77%, 02/15/48 (d),(f)	6,903,000	5,563,418
Series 2015-C31, Class D, 3.85%, 11/15/48 (d)	3,546,000	2,865,760
Series 2015-LC20, Class D, 4.51%, 04/15/50 (d),(f),(g),(h)	5,292,000	4,477,238
Series 2015-NXS2, Class C, 4.39%, 07/15/58 (d),(g)	9,557,000	9,314,692
Series 2015-NXS4, Class E, 3.75%, 12/15/48 (d),(f),(g)	2,629,000	2,001,326
Series 2016-C34, Class D, 5.20%, 06/15/49 (d),(f),(g)	1,868,000	1,599,094
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class D, 4.23%, 03/15/47 (d),(f)	3,500,000	3,019,286

		495,193,349

Interest Only Commercial Mortgage-Backed Securities — 0.4%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.25%, 04/10/48 (d),(g),(h)	13,931,945	733,823
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.36%, 08/10/47 (d),(g)	20,341,226	962,364
Series 2014-UBS5, Class XA, 1.18%, 09/10/47 (d),(g),(b)	3,946,906	143,316
Series 2015-CR23, Class XA, 1.11%, 05/10/48 (d),(g),(b)	12,185,717	529,238
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.97%, 06/15/57 (d),(g),(b)	39,967,967	1,651,996
Series 2015-C3, Class XA, 0.99%, 08/15/48 (d),(g)	34,152,824	1,339,098

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA, 0.95%, 09/10/47 (d),(g),(b)	$13,768,441	$492,938
Series 2015-GC32, Class XA, 0.99%, 07/10/48 (d),(g),(h)	23,594,957	998,491
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, 0.77%, 07/15/48 (d),(g)	51,130,869	1,540,011
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class XA, 1.36%, 08/15/47 (d),(g),(b)	24,695,576	1,016,668
Series 2015-C22, Class XA, 1.27%, 04/15/48 (d),(g)	19,000,139	1,001,820
Series 2015-C23, Class XA, 0.85%, 07/15/50 (d),(g),(h)	55,890,717	1,692,091
Series 2015-C25, Class XA, 1.28%, 10/15/48 (d),(g)	36,048,645	2,096,157
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA, 1.28%, 12/15/47 (d),(g)	43,245,001	2,241,129
Series 2015-C29, Class XA, 0.86%, 06/15/48 (d),(g),(h)	121,000,697	4,496,265
Series 2016-C32, Class XA, 1.49%, 01/15/59 (d),(g)	37,952,801	2,774,160
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 1.04%, 09/15/57 (d),(g),(b)	1,778,949	70,987

		23,780,552

Inverse Interest Only Collateralized Mortgage Obligations — 0.1%
Federal National Mortgage Association,
Series 2014-28, Class SB, (1) x 1 mo. USD LIBOR + 6.05%, 3.96%, 05/25/44 (d),(g),(b)	22,559,490	3,403,325
Series 2015-13, Class ST, (1) x 1 mo. USD LIBOR + 5.60%, 3.51%, 03/25/45 (d),(g),(b)	13,529,356	2,049,102

		5,452,427

Total North America		1,554,150,016

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,508,681,453)		1,554,150,016

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.7%
North America — 0.7%
Inverse Interest Only Collateralized Mortgage Obligations — 0.7%
Government National Mortgage Association,
Series 2011-157, Class LS, (1) x 1 mo. USD LIBOR + 6.63%, 4.55%, 12/20/41 (d),(g),(b)	6,280,705	1,254,376
Series 2012-96, Class SA, (1) x 1 mo. USD LIBOR + 6.10%, 4.02%, 08/20/42 (d),(g),(b)	6,459,861	1,077,402
Series 2013-188, Class SA, (1) x 1 mo. USD LIBOR + 6.15%, 4.07%, 12/20/43 (d),(g),(b)	6,084,543	825,015
Series 2014-116, Class SC, (1) x 1 mo. USD LIBOR + 5.60%, 3.52%, 08/20/44 (d),(g),(b)	4,296,282	581,717
Series 2015-148, Class SL, (1) x 1 mo. USD LIBOR + 5.68%, 3.60%, 10/20/45 (d),(g),(b)	17,824,028	2,473,173
Series 2015-151, Class SC, (1) x 1 mo. USD LIBOR + 6.15%, 4.07%, 10/20/45 (d),(g),(b)	10,659,474	1,719,864
Series 2015-161, Class AS, (1) x 1 mo. USD LIBOR + 6.20%, 4.12%, 11/20/45 (d),(g),(b)	8,941,024	1,600,738
Series 2015-162, Class LS, (1) x 1 mo. USD LIBOR + 6.20%, 4.12%, 11/20/45 (d),(g),(b)	12,619,115	2,241,571
Series 2016-5, Class QS, (1) x 1 mo. USD LIBOR + 6.20%, 4.12%, 01/20/46 (d),(g),(b)	14,418,297	2,436,462
Series 2017-101, Class SL, (1) x 1 mo. USD LIBOR + 6.20%, 4.12%, 07/20/47 (d),(g)	11,894,911	1,997,405
Series 2017-114, Class SP, (1) x 1 mo. USD LIBOR + 6.20%, 4.12%, 07/20/47 (d),(g),(b)	8,919,332	1,569,187
Series 2017-117, Class BS, (1) x 1 mo. USD LIBOR + 6.20%, 4.12%, 08/20/47 (d),(g)	6,995,681	1,271,297
Series 2017-117, Class SA, (1) x 1 mo. USD LIBOR + 6.20%, 4.12%, 08/20/47 (d),(g)	8,565,195	1,634,085
Series 2017-156, Class SB, (1) x 1 mo. USD LIBOR + 6.20%, 4.12%, 10/20/47 (d),(g),(b)	9,410,117	1,866,308
Series 2017-56, Class AS, (1) x 1 mo. USD LIBOR + 6.15%, 4.07%, 04/20/47 (d),(g)	8,528,524	1,566,204
Series 2017-73, Class SM, (1) x 1 mo. USD LIBOR + 6.20%, 4.12%, 05/20/47 (d),(g),(b)	8,821,654	1,617,874
Series 2017-78, Class CS, (1) x 1 mo. USD LIBOR + 6.20%, 4.12%, 05/20/47 (d),(g),(b)	17,784,670	3,550,318
Series 2018-27, Class HS, (1) x 1 mo. USD LIBOR + 6.20%, 4.12%, 02/20/48 (d),(g)	5,185,159	807,578
Series 2018-48, Class SA, (1) x 1 mo. USD LIBOR + 6.20%, 4.12%, 04/20/48 (d),(g)	11,175,585	2,133,386
Series 2018-54, Class AS, (1) x 1 mo. USD LIBOR + 5.72%, 3.64%, 04/20/48 (d),(g)	6,562,253	828,432
Series 2018-54, Class SA, (1) x 1 mo. USD LIBOR + 6.25%, 4.17%, 04/20/48 (d),(g)	19,686,760	3,077,631
Series 2018-64, Class SG, (1) x 1 mo. USD LIBOR + 6.20%, 4.12%, 05/20/48 (d),(g)	6,239,521	945,406
Series 2018-65, Class PS, (1) x 1 mo. USD LIBOR + 6.15%, 4.07%, 05/20/48 (d),(g)	9,534,133	1,453,765
Series 2018-78, Class AS, 4.32%, 06/20/48 (d),(g)	18,888,295	2,858,101
Series 2018-93, Class SA, -1.0 * 1 mo. USD LIBOR + 6.20%, 4.10%, 07/20/48 (d),(g),(m)	8,485,008	1,368,208

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $42,995,402)		42,755,503

U.S. TREASURY OBLIGATIONS — 2.0%
North America — 2.0%
U.S. Treasury Inflation Indexed Notes, 0.13%, 07/15/26 (b),(d)	31,349,100	30,028,854

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
0.38%, 07/15/25—07/15/27 (b),(d)	$17,889,270	$17,471,777
0.50%, 01/15/28 (d)	23,101,715	22,597,342
0.63%, 01/15/26 (b),(d)	50,599,680	50,318,349

TOTAL U.S. TREASURY OBLIGATIONS (COST $123,787,031)		120,416,322

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 2.1%
Invesco Emerging Markets Sovereign Debt ETF (d),(b)	23,760	$630,115
iShares Core MSCI Emerging Markets ETF (d),(b)	261,163	13,713,669
iShares Core S&P 500 ETF (d)	150,630	41,129,521
SPDR Dow Jones International Real Estate ETF (d),(b)	390,960	15,302,174
Vanguard Emerging Markets Government Bond ETF (d),(b)	6,600	497,706
Vanguard FTSE Emerging Markets ETF (d),(b)	346,644	14,628,377
Vanguard Global ex-U.S. Real Estate ETF (d),(b)	399,595	23,208,478
Vanguard REIT ETF (d),(b)	278,539	22,687,002

TOTAL EXCHANGE-TRADED FUNDS (COST $128,488,816)		131,797,042

INVESTMENTS IN INVESTEE FUNDS — 5.5%
North America — 5.5%
GCM Equity Master Fund (cost $ 120,616,416) (e),(n)		122,172,368
GCM Equity Partners LP (cost $ 22,604,488) (e),(n)		33,118,298
GCM Offshore Equity Partners LP (cost $ 15,861,069) (e),(n)		23,071,988
Glenview Capital Partners (Cayman), Ltd. (cost $ 125,000,000) (e),(n)	125,000	156,027,500

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $284,081,973)		334,390,154

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTIONS — 0.0%
Exchange-Traded Call Options — 0.0%
Aegon NV	5.80 EUR	07/20/18	3,160	$3,160	$77,788	$9,226	$(68,562)
AXA SA	23.00 EUR	07/20/18	1,264	2,730,240	50,919	1,476	(49,443)
AXA SA	21.50 EUR	09/21/18	948	2,047,680	47,231	54,800	7,569
Banco Bilbao Vizcaya Argentaria, SA	6.25 EUR	07/20/18	4,424	2,844,190	111,315	46,497	(64,818)
Banco Bilbao Vizcaya Argentaria, SA	6.25 EUR	08/17/18	1,264	812,626	23,087	22,142	(945)
Banco Bilbao Vizcaya Argentaria, SA	6.00 EUR	09/21/18	1,896	1,218,938	71,155	71,960	805
BASF SE	90.00 EUR	07/20/18	126	1,039,626	17,382	883	(16,499)
Bayer AG	100.00 EUR	08/17/18	126	1,142,618	35,683	16,186	(19,497)
Bayer AG	100.00 EUR	07/20/18	123	125	24,309	3,809	(20,500)
Bayer AG	108.25 EUR	07/20/18	253	2,340,191	22,286	301	(21,985)
Bayer AG	108.25 EUR	09/21/18	129	1,193,220	15,305	5,532	(9,773)
Bayer AG	98.41 EUR	09/21/18	129	1,193,220	21,689	33,190	11,501
BNP Paribas SA	56.00 EUR	07/20/18	253	1,522,301	35,608	5,761	(29,847)
BNP Paribas SA	55.00 EUR	09/21/18	632	3,802,744	92,484	111,446	18,962
Capgemini SE	118.00 EUR	09/21/18	126	1,275,120	38,737	52,971	14,234
Cie de Saint-Gobain	45.00 EUR	07/20/18	253	1,084,358	23,471	1,182	(22,289)
Cie de Saint-Gobain	39.00 EUR	09/21/18	253	1,084,358	43,776	36,932	(6,844)
Cie de Saint-Gobain	40.00 EUR	09/21/18	253	1,084,358	36,779	25,409	(11,370)
Cie de Saint-Gobain	42.00 EUR	09/21/18	253	1,084,358	33,998	11,966	(22,032)
Continental AG	220.00 EUR	08/17/18	63	1,411,200	25,025	7,284	(17,741)
Continental AG	240.00 EUR	08/17/18	63	1,411,200	20,295	773	(19,522)
Continental AG	240.00 EUR	07/20/18	63	1,411,200	8,579	74	(8,505)
Daimler AG	62.00 EUR	12/21/18	253	1,748,230	43,209	52,443	9,234
Daimler AG	60.00 EUR	09/21/18	253	1,748,230	38,388	25,705	(12,683)
Danone SA	66.00 EUR	08/17/18	126	828,198	14,297	6,548	(7,749)
Danone SA	66.00 EUR	09/21/18	126	828,198	20,152	13,537	(6,615)
Enel SpA	5.00 EUR	07/19/18	632	6,320	65,084	9,595	(55,489)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Euro Stoxx 50	3,525.00 EUR	09/21/18	932	$31,329,180	$667,751	$433,179	$(234,572)
Euro Stoxx 50	3,700.00 EUR	09/21/18	316	10,622,340	133,287	18,082	(115,205)
Euro Stoxx 50	3,500.00 EUR	10/19/18	506	17,009,190	231,212	317,612	86,400
Euro Stoxx 50	3,575.00 EUR	10/19/18	317	10,655,955	173,461	107,911	(65,550)
Euro Stoxx 50	3,600.00 EUR	09/21/18	348	11,698,020	139,869	62,991	(76,878)
FTSE 100 Index	7,700.00 GBP	07/20/18	67	4,727,929	86,278	79,139	(7,139)
FTSE 100 Index	8,100.00 GBP	09/21/18	26	1,834,719	26,034	6,863	(19,171)
ING Groep NV	14.00 EUR	07/20/18	1,264	1,731,680	24,069	1,476	(22,593)
ING Groep NV	13.00 EUR	07/20/18	2,528	3,463,360	80,994	17,713	(63,281)
Koninklijke DSM N.V.	90.00 EUR	07/20/18	129	129	29,524	5,875	(23,649)
Koninklijke DSM N.V.	90.00 EUR	12/21/18	126	1,016,064	43,043	45,320	2,277
Koninklijke DSM N.V.	92.00 EUR	09/21/18	126	126	32,183	16,774	(15,409)
Publicis Group SA	60.00 EUR	07/20/18	316	1,787,928	37,866	45,575	7,709
Renault SA	84.00 EUR	12/21/18	126	1,241,100	32,376	24,573	(7,803)
Renault SA	80.00 EUR	09/21/18	126	1,241,100	27,241	17,216	(10,025)
SAP SE	102.00 EUR	07/20/18	126	126	22,699	1,471	(21,228)
SAP SE	103.00 EUR	08/17/18	126	126	24,573	17,951	(6,622)
SAP SE	98.00 EUR	07/20/18	126	1,075,662	24,013	37,816	13,803
SAP SE	100.00 EUR	08/17/18	126	1,325,016	38,626	35,020	(3,606)
SAP SE	105.00 EUR	07/20/18	126	1,325,016	23,881	4,267	(19,614)
Societe Generale SA	37.00 EUR	09/21/18	632	2,790,912	60,371	81,924	21,553
UBS Group AG	16.00 CHF	07/20/18	1,264	2,122,888	55,478	7,658	(47,820)
UBS Group AG	15.50 CHF	07/20/18	632	1,061,444	23,319	14,040	(9,279)
UBS Group AG	16.00 CHF	08/17/18	632	1,061,444	19,166	13,721	(5,445)
UBS Group AG	16.00 CHF	09/21/18	948	1,592,166	31,741	26,804	(4,937)
UBS Group AG	15.50 CHF	09/21/18	632	1,061,444	28,381	34,143	5,762
Unicredit SpA	15.00 EUR	07/19/18	95	1,995,000	55,494	18,305	(37,189)
Unicredit SpA	15.00 EUR	09/20/18	126	2,646,000	67,063	82,400	15,337
Unicredit SpA	16.00 EUR	09/20/18	95	1,995,000	34,467	34,467	—
Verizon Communications, Inc.	52.50 USD	07/20/18	387	1,850,634	24,703	4,257	(20,446)
Volkswagen AG	175.00 EUR	09/21/18	63	1,018,080	31,720	3,200	(28,520)
Volkswagen AG	170.00 EUR	07/20/18	63	1,018,080	20,819	147	(20,672)
Volkswagen AG	160.00 EUR	08/17/18	63	1,018,080	12,581	6,916	(5,665)
Volkswagen AG	160.00 EUR	09/21/18	63	1,018,080	21,280	14,714	(6,566)
WPP PLC	14.00 GBP	07/20/18	63	71,347,500	25,016	831	(24,185)

					$3,468,610	$2,267,979	$(1,200,631)

Exchange-Traded Put Options — 0.0%
Aegon NV	5.00 EUR	09/21/18	3,160	1,730,416	102,261	92,256	(10,005)
Allianz SE	185.00 EUR	07/20/18	63	1,160,208	26,350	58,857	32,507
Allianz SE	170.00 EUR	09/21/18	63	1,160,208	39,294	27,589	(11,705)
Atlantia SpA	25.00 EUR	07/19/18	63	1,978,200	31,405	25,713	(5,692)
Atos SE	114.00 EUR	09/21/18	126	126	57,597	60,476	2,879
BASF SE	80.00 EUR	09/21/18	126	1,039,626	34,524	33,696	(828)
BNP Paribas SA	58.00 EUR	07/20/18	632	3,802,744	72,884	348,359	275,475
BNP Paribas SA	56.00 EUR	07/20/18	632	3,802,744	77,560	211,820	134,260
Continental AG	200.00 EUR	08/17/18	63	1,411,200	42,067	71,806	29,739
Continental AG	205.00 EUR	09/21/18	63	1,411,200	44,605	98,586	53,981
FTSE 100 Index	7,300.00 GBP	09/21/18	41	2,893,210	72,342	47,617	(24,725)
ING Groep NV	12.00 EUR	09/21/18	2,212	3,030,440	99,229	112,368	13,139
Publicis Groupe SA	58.00 EUR	07/20/18	316	1,787,928	72,564	42,438	(30,126)
Renault SA	80.00 EUR	07/20/18	253	2,492,050	62,390	219,079	156,689
Shire PLC	38.00 GBP	12/21/18	16	57,128,000	35,107	23,861	(11,246)
Unicredit SpA	15.00 EUR	07/19/18	95	1,995,000	65,158	96,630	31,472
Unicredit SpA	15.50 EUR	07/19/18	95	1,995,000	66,365	142,337	75,972
Valeo SA	48.00 EUR	12/21/18	126	675,864	38,313	59,004	20,691
Valeo SA	48.00 EUR	09/21/18	126	675,864	20,000	43,260	23,260
Vinci SA	82.00 EUR	09/21/18	126	1,006,740	40,631	37,889	(2,742)
Volkswagen AG	155.00 EUR	08/17/18	63	1,018,080	36,422	104,619	68,197
Volkswagen AG	145.00 EUR	09/21/18	63	1,018,080	41,752	64,375	22,623
Volkswagen AG	150.00 EUR	09/21/18	63	1,018,080	33,715	33,990	275
WPP PLC	12.00 GBP	07/20/18	38	43,035,000	19,353	14,042	(5,311)

					$1,231,888	$2,070,667	$838,779

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Call Options — 0.0%
USD/KRW Currency	Deutsche Bank AG	1,125.00 USD	07/10/18	4,500,000	$—	$4,545	$11,407	$6,862
USD/KRW Currency	Morgan Stanley & Co. International plc	1,080.00 USD	07/10/18	3,000,000	—	36,210	91,966	55,756

						$40,755	$103,373	$62,618

FX OTC Put Options — 0.0%
USD/KRW Currency	Deutsche Bank AG	1,040.00 USD	07/10/18	1,500,000	—	375	26	(349)

Total Purchased Options Outstanding						$4,741,628	$4,442,045	$(299,583)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — MONEY MARKET FUNDS — 6.2%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 1.71% (d),(o)	136,586	$136,586
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.82% (o)	379,714,677	379,714,677

TOTAL SHORT-TERM INVESTMENT — MONEY MARKET FUNDS (COST $379,851,263)		379,851,263

TOTAL INVESTMENTS IN SECURITIES — 91.6% (COST $5,409,933,385)		5,592,575,140

TOTAL SECURITIES SOLD SHORT — (23.7)% (PROCEEDS $1,418,525,856)		(1,444,280,890)

Other Assets (p) — 32.1%		1,956,382,493

Net Assets — 100.0%		$6,104,676,743

SECURITIES SOLD SHORT — (23.7)%
COMMON STOCK — (20.6)%
Africa — (0.0)%
Metals & Mining — (0.0)%
AngloGold Ashanti Ltd. ADR	8,200	(67,322)
Platinum Group Metals Ltd.	18,000	(1,868)

		(69,190)

Oil, Gas & Coal — (0.0)%
Kosmos Energy Ltd.	32,800	(271,256)
Sasol Ltd. ADR	7,400	(270,396)

Total Africa		(610,842)

Asia — (1.9)%
Apparel & Textile Products — (0.0)%
Huami Corp. ADR	1,400	(13,790)

Asset Management — (0.0)%
Noah Holdings Ltd. ADR	200	(10,430)

Automotive — (0.0)%
Kandi Technologies Group, Inc.	8,800	(37,400)
SORL Auto Parts, Inc.	1,000	(4,670)
Toyota Motor Corp. ADR	1,100	(141,691)

		(183,761)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Banking — (0.1)%
HDFC Bank Ltd. ADR	31,400	$(3,297,628)
ICICI Bank Ltd. ADR	28,700	(230,461)
KB Financial Group, Inc. ADR	5,700	(264,936)
Mitsubishi UFJ Financial Group, Inc. ADR	46,000	(259,900)
Mizuho Financial Group, Inc. ADR	12,700	(43,053)
Shinhan Financial Group Co. Ltd. ADR	3,500	(134,680)
Sumitomo Mitsui Financial Group, Inc. ADR	13,300	(103,341)

		(4,333,999)

Biotechnology & Pharmaceuticals — (0.0)%
China Biologic Products Holdings, Inc.	1,200	(119,196)
Zai Lab Ltd. ADR	100	(2,325)

		(121,521)

Consumer Products — (0.0)%
Future FinTech Group, Inc.	200	(348)

Consumer Services — (0.1)%
Bright Scholar Education Holdings Ltd. ADR	10,500	(174,615)
New Oriental Education & Technology Group, Inc. ADR	10,500	(993,930)
RISE Education Cayman Ltd. ADR	2,999	(42,346)
RYB Education, Inc. ADR	1,100	(21,615)
TAL Education Group ADR	135,400	(4,982,720)

		(6,215,226)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	7,000	(102,970)
Huazhu Group Ltd. ADR	19,100	(802,009)

		(904,979)

Hardware — (0.0)%
AU Optronics Corp. ADR	8,349	(35,316)
LG Display Co. Ltd. ADR	3,700	(30,488)

		(65,804)

Institutional Financial Services — (0.0)%
China Internet Nationwide Financial Services, Inc.	200	(3,324)
Nomura Holdings, Inc. ADR	100	(479)

		(3,803)

Iron & Steel — (0.0)%
POSCO ADR	1,300	(96,356)

Machinery — (0.0)%
Sharing Economy International	1,770	(6,018)

Media — (0.1)%
51job, Inc. ADR	1,100	(107,404)
Ctrip.com International Ltd. ADR	900	(42,867)
Eros International PLC	400	(5,200)
Fang Holdings Ltd. ADR	106,700	(413,996)
iQIYI, Inc. ADR	103,300	(3,336,590)
LINE Corp. ADR	6,100	(250,527)
MakeMyTrip Ltd.	16,300	(589,245)
Renren, Inc. ADR	1,340	(3,310)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Sogou, Inc. ADR	12,500	$(142,875)
Xunlei Ltd. ADR	34,300	(367,010)
Yatra Online, Inc.	700	(3,752)

		(5,262,776)

Metals & Mining — (0.0)%
Turquoise Hill Resources Ltd.	78,900	(224,076)
Vedanta Ltd. ADR	100	(1,360)

		(225,436)

Oil, Gas & Coal — (0.0)%
CNOOC Ltd. ADR	4,900	(839,076)
PetroChina Co. Ltd. ADR	1,900	(144,913)
Recon Technology Ltd.	500	(695)

		(984,684)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd. ADR	22,827	(314,328)
Yingli Green Energy Holding ADR	2,240	(3,203)

		(317,531)

Retail—Discretionary — (1.4)%
Alibaba Group Holding Ltd. ADR (b),(d)	328,701	(60,983,897)
JD.com, Inc. ADR	588,000	(22,902,600)
Jumei International Holding Ltd. ADR	1,800	(4,644)
LightInTheBox Holding Co. Ltd. ADR	600	(1,284)

		(83,892,425)

Semiconductors — (0.0)%
Himax Technologies, Inc. ADR	134,100	(1,000,386)
Semiconductor Manufacturing International Corp. ADR	3,300	(21,450)

		(1,021,836)

Software — (0.1)%
Gridsum Holding, Inc. ADR	8,200	(57,072)
Link Motion, Inc. ADR	11,000	(12,540)
NetEase, Inc. ADR	19,500	(4,927,065)
Sea Ltd. ADR	25,100	(376,500)
Taoping, Inc.	300	(390)

		(5,373,567)

Specialty Finance — (0.0)%
China Rapid Finance Ltd. ADR	1,983	(4,303)
Jianpu Technology, Inc. ADR	9,600	(63,456)
LexinFintech Holdings Ltd. ADR	6,400	(78,400)
ORIX Corp. ADR	300	(23,703)
PPDAI Group, Inc. ADR	15,700	(93,415)
Qudian, Inc. ADR	33,600	(297,696)

		(560,973)

Technology Services — (0.1)%
Baozun, Inc. ADR	44,300	(2,423,210)
Infosys Ltd. ADR	3,800	(73,834)
Wipro Ltd. ADR	7,900	(37,841)

		(2,534,885)

Telecommunications — (0.0)%
China Unicom Hong Kong Ltd. ADR	14,100	(176,391)
Chunghwa Telecom Co. Ltd. ADR	5,100	(183,192)
KT Corp. ADR	14,200	(188,576)
PLDT, Inc. ADR	400	(9,352)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
PT Telekomunikasi Indonesia Persero Tbk ADR	3,500	$(91,035)

		(648,546)

Transportation & Logistics — (0.0)%
BEST, Inc. ADR	16,600	(202,852)
Seaspan Corp.	300	(3,054)
ZTO Express Cayman, Inc. ADR	69,000	(1,380,000)

		(1,585,906)

Utilities — (0.0)%
Huaneng Power International, Inc. ADR	2,080	(54,600)
Korea Electric Power Corp. ADR	23,500	(336,990)

		(391,590)

Total Asia		(114,756,190)

Europe — (1.0)%
Asset Management — (0.0)%
UBS Group AG	87,500	(1,342,250)

Automotive — (0.0)%
Autoliv, Inc.	200	(28,644)

Banking — (0.1)%
Banco Bilbao Vizcaya Argentaria SA ADR	12,300	(86,100)
Banco Santander SA ADR	263,532	(1,407,261)
Barclays PLC ADR	113,904	(1,142,457)
Deutsche Bank AG	80,800	(858,096)
Royal Bank of Scotland Group PLC ADR	44,100	(299,880)

		(3,793,794)

Biotechnology & Pharmaceuticals — (0.5)%
AC Immune SA	1,195	(11,113)
Affimed NV	4,400	(7,260)
Auris Medical Holding AG	160	(125)
Bayer AG (b),(d)	157,548	(17,358,943)
Cellectis SA ADR	1,600	(45,264)
Nabriva Therapeutics plc	2,200	(7,656)
Origin Agritech Ltd.	713	(542)
Prothena Corp. PLC	10,300	(150,174)
Roche Holding AG (d)	43,767	(9,747,361)

		(27,328,438)

Consumer Products — (0.1)%
Anheuser-Busch InBev NV ADR	67,500	(6,801,300)
Avon Products, Inc.	200	(324)
Unilever PLC ADR	13,100	(724,168)

		(7,525,792)

Gaming, Lodging & Restaurants — (0.0)%
Belmond Ltd. Class A	1,600	(17,840)
InterContinental Hotels Group PLC ADR	300	(18,801)

		(36,641)

Hardware — (0.0)%
Nokia Oyj ADR	17,000	(97,750)
voxeljet AG ADR	1,800	(6,318)

		(104,068)

Health Care Facilities & Services — (0.0)%
Fresenius Medical Care AG & Co. KGaA ADR	500	(25,175)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Institutional Financial Services — (0.0)%
Credit Suisse Group AG ADR	92,949	$(1,383,081)

Insurance — (0.0)%
Aegon NV	4,909	(29,062)
Prudential PLC ADR	7,563	(345,629)

		(374,691)

Iron & Steel — (0.0)%
ArcelorMittal	60,797	(1,749,738)

Machinery — (0.0)%
CNH Industrial NV	100	(1,053)

Media — (0.1)%
Liberty Global PLC A Shares	94,700	(2,608,038)
Pearson PLC ADR	12,100	(140,360)
Trivago NV ADR	300	(1,362)
WPP PLC ADR	300	(23,574)

		(2,773,334)

Metals & Mining — (0.0)%
Ferroglobe PLC (e)	400	0

Oil, Gas & Coal — (0.0)%
BP PLC ADR	35	(1,598)
Equinor ASA ADR	33,460	(883,679)
Royal Dutch Shell PLC ADR	24	(1,661)
Seadrill Ltd.	12,996	(2,794)
TechnipFMC PLC	58,800	(1,866,312)

		(2,756,044)

Passenger Transportation — (0.0)%
Ryanair Holdings PLC ADR	125	(14,279)

Semiconductors — (0.0)%
STMicroelectronics NV	2,100	(46,452)

Software — (0.0)%
Bilibili, Inc. ADR	800	(11,192)
SAP SE ADR	5,900	(682,394)

		(693,586)

Specialty Finance — (0.1)%
AerCap Holdings NV	58,600	(3,173,190)
Fly Leasing Ltd. ADR	1,100	(15,499)

		(3,188,689)

Telecommunications — (0.1)%
BT Group PLC ADR	33,300	(481,518)
Telefonica SA ADR	28,101	(239,702)
VEON Ltd. ADR	128,000	(304,640)
Vodafone Group PLC ADR	154,700	(3,760,757)

		(4,786,617)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	9,000	(73,800)
Euronav SA	3,908	(35,954)
Frontline Ltd.	19,240	(112,362)
GasLog Ltd.	18,200	(347,620)
Globus Maritime Ltd.	1,432	(723)
Golden Ocean Group Ltd.	1,480	(12,861)
Navios Maritime Acquisition Corp.	13,600	(8,296)
Navios Maritime Holdings, Inc.	17,600	(14,993)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Nordic American Offshore Ltd.	4,822	$(5,545)
Scorpio Tankers, Inc.	236,600	(664,846)
Tsakos Energy Navigation Ltd.	13,700	(50,964)

		(1,327,964)

Utilities — (0.0)%
Abengoa Yield PLC	18	(363)

Total Europe		(59,280,693)

Middle East — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Foamix Pharmaceuticals Ltd.	2,000	(10,020)
Oramed Pharmaceuticals, Inc.	1,200	(8,916)
Vascular Biogenics Ltd.	4,800	(10,560)

		(29,496)

Hardware — (0.0)%
Kornit Digital Ltd.	9,800	(174,440)
SuperCom Ltd.	200	(468)

		(174,908)

Medical Equipment & Devices — (0.0)%
InspireMD, Inc.	166	(41)
ReWalk Robotics Ltd.	7,700	(7,545)

		(7,586)

Software — (0.0)%
My Size, Inc.	100	(91)

Telecommunications — (0.0)%
magicJack VocalTec Ltd.	500	(4,275)

Total Middle East		(216,356)

North America — (17.4)%
Aerospace & Defense — (0.0)%
Aerojet Rocketdyne Holdings, Inc.	1,600	(47,184)
Aerovironment, Inc.	3,600	(257,148)
Axon Enterprise, Inc.	4,300	(271,674)
Harris Corp.	18	(2,602)
HEICO Corp.	1,012	(73,805)
Hexcel Corp.	2,300	(152,674)
Rockwell Collins, Inc.	1	(135)
Sturm Ruger & Co., Inc.	6,600	(369,600)
Triumph Group, Inc.	22,700	(444,920)
Woodward, Inc.	3,300	(253,638)

		(1,873,380)

Apparel & Textile Products — (0.1)%
Canada Goose Holdings, Inc.	9,700	(570,845)
Columbia Sportswear Co.	4,200	(384,174)
Gildan Activewear, Inc.	12,800	(360,448)
Hanesbrands, Inc.	126,400	(2,783,328)
Iconix Brand Group, Inc.	22,100	(12,893)
Lakeland Industries, Inc.	1,200	(16,980)
Michael Kors Holdings Ltd.	19,400	(1,292,040)
Movado Group, Inc.	1,000	(48,300)
Oxford Industries, Inc.	100	(8,298)
Ralph Lauren Corp.	2,200	(276,584)
Sequential Brands Group, Inc.	7,800	(15,366)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Under Armour, Inc. Class A	22,000	$(494,560)

		(6,263,816)

Asset Management — (0.2)%
Artisan Partners Asset Management, Inc. Class A	18,300	(551,745)
Brookfield Asset Management, Inc. Class A	50,250	(2,037,135)
Columbia Financial, Inc.	300	(4,965)
Cronos Group, Inc.	35,900	(234,068)
DPW Holdings, Inc.	6,100	(3,307)
E*TRADE Financial Corp.	17,000	(1,039,720)
Franklin Resources, Inc.	69,500	(2,227,475)
Kennedy-Wilson Holdings, Inc.	46,800	(989,820)
Legg Mason, Inc.	100	(3,473)
Main Street Capital Corp.	3,206	(122,020)
Medley Capital Corp.	9,500	(32,965)
PennantPark Floating Rate Capital Ltd.	38	(519)
Stifel Financial Corp.	1,600	(83,600)
TD Ameritrade Holding Corp.	21,900	(1,199,463)
Triangle Capital Corp.	14,500	(166,750)
Virtus Investment Partners, Inc.	100	(12,795)
Waddell & Reed Financial, Inc. Class A	24,100	(433,077)

		(9,142,897)

Automotive — (0.4)%
Adient PLC	54,000	(2,656,260)
ADOMANI, Inc.	200	(218)
American Axle & Manufacturing Holdings, Inc.	36,700	(571,052)
Dorman Products, Inc.	700	(47,817)
Gentherm, Inc.	100	(3,930)
Horizon Global Corp.	16,100	(95,956)
Motorcar Parts of America, Inc.	2,700	(50,517)
Tesla Motors, Inc.	68,600	(23,526,370)
Westport Innovations, Inc.	24,000	(60,720)

		(27,012,840)

Banking — (0.3)%
Ameris Bancorp	200	(10,670)
Banc of California, Inc.	31,700	(619,735)
BancorpSouth Bank	100	(3,295)
Bank of America Corp.	90,900	(2,562,471)
Bank of Montreal	7,700	(594,902)
Bank of Nova Scotia	8,900	(509,258)
Bank of the Ozarks, Inc.	100	(4,504)
Canadian Imperial Bank of Commerce	14,700	(1,277,724)
Chemical Financial Corp.	6,293	(350,331)
CIT Group, Inc.	38,500	(1,940,785)
Columbia Banking System, Inc.	6,300	(257,670)
Commerce Bancshares, Inc.	384	(24,849)
ConnectOne Bancorp, Inc.	23	(573)
Customers Bancorp, Inc.	1,300	(36,894)
First Busey Corp.	34	(1,079)
First Commonwealth Financial Corp.	100	(1,551)
First Horizon National Corp.	58,100	(1,036,504)
First Merchants Corp.	400	(18,560)
First Republic Bank	900	(87,111)
FNB Corp.	79,555	(1,067,628)
Glacier Bancorp, Inc.	3,100	(119,908)
Hope Bancorp, Inc.	38	(678)
Independent Bank Corp.	300	(23,520)
Kearny Financial Corp.	618	(8,312)
KeyCorp	4	(78)
LegacyTexas Financial Group, Inc.	200	(7,804)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Luther Burbank Corp.	200	$(2,301)
Old National Bancorp	2,609	(48,527)
Pacific Premier Bancorp, Inc.	6,700	(255,605)
Pinnacle Financial Partners, Inc.	22,700	(1,392,645)
Popular, Inc.	2,810	(127,040)
Royal Bank of Canada	10,300	(775,590)
Simmons First National Corp. Class A	2,318	(69,308)
South State Corp.	144	(12,420)
Southern National Bancorp of Virginia, Inc.	600	(10,704)
Sterling Bancorp	82,908	(1,948,338)
Texas Capital Bancshares, Inc.	1,200	(109,800)
TFS Financial Corp.	5,952	(93,863)
Toronto-Dominion Bank	45,345	(2,623,662)
Towne Bank	40	(1,284)
Union Bankshares Corp.	3,800	(147,744)
United Bankshares, Inc.	1,603	(58,349)
United Community Banks, Inc.	400	(12,268)
Valley National Bancorp	200	(2,432)

		(18,258,274)

Biotechnology & Pharmaceuticals — (3.0)%
AbbVie, Inc. (d)	136,030	(12,603,180)
Abeona Therapeutics, Inc.	38,000	(608,000)
ACADIA Pharmaceuticals, Inc.	97,300	(1,485,771)
Acceleron Pharma, Inc.	13,200	(640,464)
AcelRx Pharmaceuticals, Inc.	25,855	(87,261)
Achaogen, Inc.	38,000	(329,080)
Achieve Life Sciences, Inc.	9	(34)
Achillion Pharmaceuticals, Inc.	6,900	(19,527)
Aclaris Therapeutics, Inc.	13,200	(263,604)
Actinium Pharmaceuticals, Inc.	21,400	(13,696)
Adamas Pharmaceuticals, Inc.	21,500	(555,345)
Adamis Pharmaceuticals Corp.	26,500	(84,800)
Aduro Biotech, Inc.	9,300	(65,100)
Advaxis, Inc.	14,700	(21,315)
Aerie Pharmaceuticals, Inc.	7,600	(513,380)
Aeterna Zentaris, Inc.	6,524	(12,722)
Agenus, Inc.	72,900	(165,483)
Agile Therapeutics, Inc.	3,400	(1,680)
Aimmune Therapeutics, Inc.	23,700	(637,293)
Akcea Therapeutics, Inc.	2,800	(66,388)
Akebia Therapeutics, Inc.	10,300	(102,794)
Akers Biosciences, Inc.	9,800	(3,795)
Alder Biopharmaceuticals, Inc.	53,900	(851,620)
Aldeyra Therapeutics, Inc.	400	(3,180)
Alimera Sciences, Inc.	8,500	(8,316)
Alkermes PLC	3,200	(131,712)
Allergan PLC	72,070	(12,015,510)
Alpine Immune Sciences, Inc.	250	(1,892)
Altimmune, Inc.	1,410	(627)
AMAG Pharmaceuticals, Inc.	12,300	(239,850)
Amicus Therapeutics, Inc.	45,800	(715,396)
Amneal Pharmaceuticals, Inc.	1,600	(26,256)
Ampio Pharmaceuticals, Inc.	23,312	(51,286)
AmpliPhi Biosciences Corp.	200	(226)
Anavex Life Sciences Corp.	19,300	(50,566)
ANI Pharmaceuticals, Inc.	3,400	(227,120)
Apellis Pharmaceuticals, Inc.	3,500	(77,000)
Aptevo Therapeutics, Inc.	8,900	(44,411)
Aquinox Pharmaceuticals, Inc.	2,400	(6,360)
Aradigm Corp.	2,434	(3,529)
Aralez Pharmaceuticals, Inc.	31,828	(11,140)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Aratana Therapeutics, Inc.	13,300	$(56,525)
Arbutus Biopharma Corp.	4,100	(29,930)
Arcturus Therapeutics Ltd.	657	(5,571)
Arena Pharmaceuticals, Inc.	2,730	(119,028)
Arrowhead Pharmaceuticals, Inc.	6,800	(92,480)
Atara Biotherapeutics, Inc.	6,400	(235,200)
Athenex, Inc.	4,590	(85,649)
aTyr Pharma, Inc.	1,200	(1,092)
Audentes Therapeutics, Inc.	100	(3,821)
Aurinia Pharmaceuticals, Inc.	36,000	(202,680)
AVEO Pharmaceuticals, Inc.	55,700	(125,882)
Avid Bioservices, Inc.	4,257	(16,687)
Axovant Sciences Ltd.	7,500	(16,950)
Axsome Therapeutics, Inc.	200	(640)
Bellicum Pharmaceuticals, Inc.	18,200	(134,316)
Bio-Path Holdings, Inc.	160	(238)
Biocept, Inc.	30,680	(6,136)
BioDelivery Sciences International, Inc.	19,100	(56,345)
Biogen Idec, Inc. (d)	61,010	(17,707,542)
Biohaven Pharmaceutical Holding Co. Ltd.	8,700	(343,824)
BioPharmX Corp.	49,987	(11,037)
Biostar Pharmaceuticals, Inc.	200	(446)
Bluebird Bio, Inc.	9,900	(1,553,805)
Caladrius Biosciences, Inc.	1,160	(7,505)
Calithera Biosciences, Inc.	8,600	(43,000)
Capricor Therapeutics, Inc.	3,318	(4,446)
Cara Therapeutics, Inc.	27,000	(517,050)
CASI Pharmaceuticals, Inc.	700	(5,761)
Catabasis Pharmaceuticals, Inc.	5,400	(5,179)
Cellectar Biosciences, Inc.	1,630	(1,011)
Cellular Biomedicine Group, Inc.	100	(1,955)
Celsion Corp.	8,600	(25,370)
Cerecor, Inc.	100	(434)
Chiasma, Inc.	300	(450)
ChromaDex Corp.	1,300	(4,823)
Cidara Therapeutics, Inc.	500	(2,600)
Clearside Biomedical, Inc.	800	(8,552)
Clovis Oncology, Inc.	42,900	(1,950,663)
Coherus Biosciences, Inc.	19,800	(277,200)
Collegium Pharmaceutical, Inc.	18,400	(438,840)
Conatus Pharmaceuticals, Inc.	13,800	(59,064)
ContraVir Pharmaceuticals, Inc.	3,766	(4,896)
Corbus Pharmaceuticals Holdings, Inc.	29,400	(148,470)
Corcept Therapeutics, Inc.	2,600	(40,872)
CorMedix, Inc.	10,200	(2,422)
Corvus Pharmaceuticals, Inc.	1,900	(20,862)
Cyclacel Pharmaceuticals, Inc.	400	(568)
Cymabay Therapeutics, Inc.	10,400	(139,568)
Cytori Therapeutics, Inc.	2,544	(3,689)
CytRx Corp.	15,943	(18,016)
Dare Bioscience, Inc.	1,863	(2,180)
Deciphera Pharmaceuticals, Inc.	2,900	(114,115)
DelMar Pharmaceuticals, Inc.	2,599	(1,782)
Denali Therapeutics, Inc.	2,400	(36,600)
Depomed, Inc.	47,600	(317,492)
Diffusion Pharmaceuticals, Inc.	8,618	(3,939)
Dova Pharmaceuticals, Inc.	292	(8,737)
Dynavax Technologies Corp.	52,530	(801,082)
Eagle Pharmaceuticals, Inc.	5,700	(431,262)
Editas Medicine, Inc.	37,600	(1,347,208)
Egalet Corp.	23,100	(9,739)
Eli Lilly & Co. (d)	116,140	(9,910,226)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Emergent BioSolutions, Inc.	400	$(20,196)
Endo International PLC	176,700	(1,666,281)
Endocyte, Inc.	34,300	(473,340)
Epizyme, Inc.	7,700	(104,335)
Esperion Therapeutics, Inc.	22,700	(889,613)
Evoke Pharma, Inc.	3,900	(9,750)
Exelixis, Inc.	12,800	(275,456)
EyeGate Pharmaceuticals, Inc.	200	(106)
EyePoint Pharmaceuticals, Inc.	800	(1,664)
Fibrocell Science, Inc.	1,013	(2,740)
FibroGen, Inc.	200	(12,520)
Flexion Therapeutics, Inc.	28,400	(734,140)
Fortress Biotech, Inc.	500	(1,490)
G1 Therapeutics, Inc.	2,600	(112,996)
Galectin Therapeutics, Inc.	10,066	(64,020)
Gemphire Therapeutics, Inc.	400	(3,766)
Genocea Biosciences, Inc.	18,003	(15,405)
Geron Corp.	119,300	(409,199)
Global Blood Therapeutics, Inc.	39,800	(1,798,960)
GlycoMimetics, Inc.	23,400	(377,442)
Heat Biologics, Inc.	3,047	(6,551)
Heron Therapeutics, Inc.	24,400	(947,940)
HTG Molecular Diagnostics, Inc.	15,496	(50,517)
Idera Pharmaceuticals, Inc.	46,200	(60,984)
Immune Pharmaceuticals, Inc.	13,762	(2,565)
ImmunoGen, Inc.	7,500	(72,975)
Immunomedics, Inc.	18,400	(435,528)
Imprimis Pharmaceuticals, Inc.	4,800	(10,560)
Infinity Pharmaceuticals, Inc.	36,800	(70,288)
Innoviva, Inc.	2,800	(38,640)
Inovio Pharmaceuticals, Inc.	43,900	(172,088)
Insmed, Inc.	3,700	(87,505)
Insys Therapeutics, Inc.	14,900	(107,876)
Intellia Therapeutics, Inc.	13,800	(377,568)
Intellipharmaceutics International, Inc.	5,504	(2,449)
Intersect ENT, Inc.	1,400	(52,430)
Intra-Cellular Therapies, Inc.	18,800	(332,196)
Intrexon Corp.	55,000	(766,700)
Ionis Pharmaceuticals, Inc.	7,300	(304,191)
Ironwood Pharmaceuticals, Inc.	21,000	(401,520)
ITUS Corp.	5,862	(17,762)
Johnson & Johnson (d)	130,340	(15,815,456)
Kala Pharmaceuticals, Inc.	3,200	(43,936)
KalVista Pharmaceuticals, Inc.	92	(747)
Keryx Biopharmaceuticals, Inc.	63,700	(239,512)
La Jolla Pharmaceutical Co.	20,377	(594,397)
Lannett Co., Inc.	32,300	(439,280)
Lipocine, Inc.	6,997	(9,096)
Loxo Oncology, Inc.	11,600	(2,012,368)
MacroGenics, Inc.	3,800	(78,470)
Madrigal Pharmaceuticals, Inc.	1,068	(298,709)
Mallinckrodt PLC	1,267	(23,642)
MannKind Corp.	96,729	(183,785)
Marinus Pharmaceuticals, Inc.	32,200	(227,654)
Matinas BioPharma Holdings, Inc.	1,800	(781)
Medicines Co.	29,700	(1,089,990)
MediciNova, Inc.	1,600	(12,736)
MEI Pharma, Inc.	3,000	(11,820)
Melinta Therapeutics, Inc.	2,920	(18,542)
Merrimack Pharmaceuticals, Inc.	4,460	(21,899)
Minerva Neurosciences, Inc.	8,800	(72,600)
Mirati Therapeutics, Inc.	9,000	(443,700)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Molecular Templates, Inc.	672	$(3,515)
Moleculin Biotech, Inc.	7,059	(12,636)
Momenta Pharmaceuticals, Inc.	19,300	(394,685)
Mylan NV	40,400	(1,460,056)
MyoKardia, Inc.	7,300	(362,445)
MYOS RENS Technology, Inc.	72	(107)
Myovant Sciences Ltd.	400	(9,148)
NantKwest, Inc.	8,800	(26,928)
Navidea Biopharmaceuticals, Inc.	13,899	(3,175)
Nektar Therapeutics (d)	219,520	(10,719,162)
Neos Therapeutics, Inc.	9,300	(58,125)
Neuralstem, Inc.	6,753	(7,496)
NewLink Genetics Corp.	25,700	(122,332)
Novavax, Inc.	22,600	(30,284)
Novelion Therapeutics, Inc.	1,310	(4,821)
Novus Therapeutics, Inc.	422	(2,954)
Ocular Therapeutix, Inc.	15,800	(106,650)
Ohr Pharmaceutical, Inc.	9,900	(1,940)
Omeros Corp.	33,800	(613,132)
OncoSec Medical, Inc.	10,000	(13,800)
OpGen, Inc.	4,679	(8,329)
Ophthotech Corp.	6,000	(16,380)
Organovo Holdings, Inc.	58,300	(81,620)
Ovid therapeutics, Inc.	300	(2,340)
Pacira Pharmaceuticals, Inc.	9,000	(288,450)
Pain Therapeutics, Inc.	2,975	(6,128)
Palatin Technologies, Inc.	17,300	(16,778)
Paratek Pharmaceuticals, Inc.	14,600	(148,920)
Pernix Therapeutics Holdings, Inc.	3,900	(9,477)
Perrigo Co. PLC (d)	44,450	(3,240,849)
Pfizer, Inc. (d)	599,350	(21,744,418)
Pieris Pharmaceuticals, Inc.	1,500	(7,605)
PolarityTE, Inc.	11,199	(263,624)
Portola Pharmaceuticals, Inc.	47,900	(1,809,183)
Precision Therapeutics, Inc.	2,718	(3,071)
Prestige Brands Holdings, Inc.	10,900	(418,342)
Progenics Pharmaceuticals, Inc.	35,300	(283,812)
Protalix BioTherapeutics, Inc.	9,400	(4,042)
Pulmatrix, Inc.	15,761	(7,092)
Puma Biotechnology, Inc.	29,900	(1,768,585)
Radius Health, Inc.	35,000	(1,031,450)
Reata Pharmaceuticals, Inc. Class A	1,424	(49,797)
Regulus Therapeutics, Inc.	6,800	(4,483)
Revance Therapeutics, Inc.	1,100	(30,195)
Rhythm Pharmaceuticals, Inc.	200	(6,252)
Rocket Pharmaceuticals, Inc.	3,225	(63,307)
RXi Pharmaceuticals Corp.	1,404	(2,710)
Sage Therapeutics, Inc.	22,200	(3,474,966)
Sangamo BioSciences, Inc.	10,600	(150,520)
Sarepta Therapeutics, Inc.	5,000	(660,900)
Savara, Inc.	1,549	(17,535)
SCYNEXIS, Inc.	4,200	(6,888)
Seattle Genetics, Inc.	100	(6,639)
SELLAS Life Sciences Group, Inc.	856	(2,928)
Seres Therapeutics, Inc.	2,400	(20,640)
Sesen Bio, Inc.	9,068	(17,683)
Shire PLC ADR	34,225	(5,777,180)
Solid Biosciences, Inc.	1,600	(57,008)
Sophiris Bio, Inc.	7,600	(21,356)
Sorrento Therapeutics, Inc.	4,200	(30,240)
Spark Therapeutics, Inc.	22,600	(1,870,376)
Spectrum Pharmaceuticals, Inc.	18,900	(396,144)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Syndax Pharmaceuticals, Inc.	4,100	$(28,782)
Synergy Pharmaceuticals, Inc.	197,300	(343,302)
Synthetic Biologics, Inc.	39,800	(9,512)
Teligent, Inc.	13,700	(47,402)
Tenax Therapeutics, Inc.	1,045	(6,604)
TESARO, Inc.	46,600	(2,072,302)
Tetraphase Pharmaceuticals, Inc.	9,200	(32,844)
TG Therapeutics, Inc.	44,500	(585,175)
TherapeuticsMD, Inc.	128,400	(801,216)
Theravance Biopharma, Inc.	7,600	(172,368)
Titan Pharmaceuticals, Inc.	1,600	(1,744)
Tonix Pharmaceuticals Holding Corp.	3,160	(14,062)
Trevena, Inc.	14,800	(21,312)
Trillium Therapeutics, Inc.	1,600	(9,600)
Trovagene, Inc.	1,382	(1,064)
Tyme Technologies, Inc.	100	(316)
Ultragenyx Pharmaceutical, Inc.	20,300	(1,560,461)
Valeant Pharmaceuticals International, Inc.	6,100	(141,764)
Viking Therapeutics, Inc.	13,200	(125,268)
VistaGen Therapeutics, Inc.	800	(1,096)
Vital Therapies, Inc.	2,400	(16,440)
VIVUS, Inc.	31,100	(21,925)
vTv Therapeutics, Inc. Class A	4,200	(6,468)
WaVe Life Sciences Ltd.	1,000	(38,250)
XBiotech, Inc.	2,700	(12,096)
Xenon Pharmaceuticals, Inc.	100	(920)
XOMA Corp.	10	(209)
Zafgen, Inc.	4,300	(43,989)
ZIOPHARM Oncology, Inc.	56,946	(171,977)
Zoetis, Inc. (d)	134,460	(11,454,647)
Zogenix, Inc.	25,625	(1,132,625)
Zosano Pharma Corp.	9,496	(38,744)
Zynerba Pharmaceuticals, Inc.	10,800	(105,192)

		(180,002,842)

Chemicals — (0.2)%
Ashland Global Holdings, Inc.	1,500	(117,270)
Balchem Corp.	2,900	(284,606)
DowDuPont, Inc.	22,443	(1,479,442)
Ferro Corp.	1,900	(39,615)
FMC Corp.	42,000	(3,746,820)
GCP Applied Technologies, Inc.	200	(5,790)
HB Fuller Co.	100	(5,368)
Innospec, Inc.	100	(7,655)
Intrepid Potash, Inc.	30,600	(125,460)
LSB Industries, Inc.	10,900	(57,770)
Nexeo Solutions, Inc.	100	(913)
Nutrien Ltd.	27,700	(1,506,326)
Olin Corp.	71,200	(2,044,864)
Platform Specialty Products Corp.	79,400	(921,040)
Rayonier Advanced Materials, Inc.	11,400	(194,826)
Sensient Technologies Corp.	2,500	(178,875)
Tronox Ltd. Class A	7,400	(145,632)
Valvoline, Inc.	25,224	(544,082)

		(11,406,354)

Commercial Services — (0.0)%
AMN Healthcare Services, Inc.	400	(23,440)
Aramark	60,900	(2,259,390)
Brink’s Co.	3,600	(287,100)
FTI Consulting, Inc.	400	(24,192)
H&R Block, Inc.	4,800	(109,344)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
LSC Communications, Inc.	400	$(6,264)
Rollins, Inc.	1,550	(81,499)
RR Donnelley & Sons Co.	28,834	(166,084)

		(2,957,313)

Construction Materials — (0.1)%
Boise Cascade Co.	2,800	(125,160)
Louisiana-Pacific Corp.	200	(5,444)
Martin Marietta Materials, Inc.	30	(6,700)
Norbord, Inc.	400	(16,448)
Patrick Industries, Inc.	1,175	(66,798)
Summit Materials, Inc. Class A	44,619	(1,171,249)
Trex Co., Inc.	13,200	(826,188)
US Concrete, Inc.	14,200	(745,500)
Vulcan Materials Co.	200	(25,812)

		(2,989,299)

Consumer Products — (0.9)%
22nd Century Group, Inc.	7,500	(18,450)
B&G Foods, Inc.	53,200	(1,590,680)
Brown-Forman Corp. Class B	26,825	(1,314,693)
Campbell Soup Co.	61,700	(2,501,318)
Church & Dwight Co., Inc.	26,300	(1,398,108)
Clorox Co. (The)	17,100	(2,312,775)
Coty, Inc. Class A	284,280	(4,008,348)
Darling Ingredients, Inc.	12,500	(248,500)
Dean Foods Co.	10,500	(110,355)
elf Beauty, Inc.	14,900	(227,076)
Energizer Holdings, Inc.	33,700	(2,121,752)
Estee Lauder Cos., Inc. (The) Class A	47,700	(6,806,313)
Flowers Foods, Inc.	100	(2,083)
Hain Celestial Group, Inc.	61,800	(1,841,640)
Hormel Foods Corp.	2,000	(74,420)
Hostess Brands, Inc.	24,500	(333,200)
HRG Group, Inc.	14,600	(191,114)
JM Smucker Co.	34,400	(3,697,312)
John B Sanfilippo & Son, Inc.	100	(7,445)
Kellogg Co.	1,100	(76,857)
Kraft Heinz Co.	217,100	(13,638,222)
McCormick & Co., Inc.	26,400	(3,064,776)
MGP Ingredients, Inc.	400	(35,524)
Molson Coors Brewing Co. Class B	30,200	(2,054,808)
National Beverage Corp.	10,300	(1,101,070)
New Age Beverages Corp.	2,900	(5,423)
Orchids Paper Products Co.	2,772	(11,032)
Post Holdings, Inc.	34,800	(2,993,496)
Revlon, Inc. Class A	4,656	(81,713)
Sanderson Farms, Inc.	2,400	(252,360)
Spectrum Brands Holdings, Inc.	7,500	(612,150)
SunOpta, Inc.	100	(840)
Tootsie Roll Industries, Inc.	795	(24,526)
TreeHouse Foods, Inc.	2,300	(120,773)
Tyson Foods, Inc. Class A	15,400	(1,060,290)
Universal Corp.	2,000	(132,100)

		(54,071,542)

Consumer Services — (0.0)%
Aaron’s, Inc.	35,500	(1,542,475)
Four Seasons Education Cayman, Inc. ADR	100	(542)
Nutrisystem, Inc.	100	(3,850)
Rent-A-Center, Inc.	13,400	(197,248)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Service Corp. International/US	300	$(10,737)

		(1,754,852)

Containers & Packaging — (0.1)%
Ball Corp.	73,900	(2,627,145)
International Paper Co.	7,100	(369,768)
Owens-Illinois, Inc.	43,000	(722,830)

		(3,719,743)

Design, Manufacturing & Distribution — (0.0)%
Tech Data Corp.	100	(8,212)

Distributors—Consumer Staples — (0.0)%
Calavo Growers, Inc.	1,200	(115,380)
Castle Brands, Inc.	11,700	(13,923)
United Natural Foods, Inc.	1,400	(59,724)

		(189,027)

Electrical Equipment — (0.3)%
AAON, Inc.	200	(6,650)
ADT, Inc.	28,400	(245,660)
Alarm.com Holdings, Inc.	200	(8,076)
Allegion plc	13,100	(1,013,416)
Allied Motion Technologies, Inc.	100	(4,788)
Babcock & Wilcox Enterprises, Inc.	15,701	(37,368)
Badger Meter, Inc.	1,000	(44,700)
Capstone Turbine Corp.	4,285	(6,128)
Cognex Corp.	65,227	(2,909,776)
Cree, Inc.	200	(8,314)
CyberOptics Corp.	800	(13,920)
Eaton Corp. PLC	11,700	(874,458)
Energous Corp.	21,600	(320,328)
Energy Focus, Inc.	700	(1,330)
General Electric Co.	494,400	(6,728,784)
Itron, Inc.	500	(30,025)
Johnson Controls International PLC	232,000	(7,760,400)
National Instruments Corp.	12,200	(512,156)
ShotSpotter, Inc.	500	(18,965)

		(20,545,242)

Engineering & Construction Services — (0.0)%
AECOM	2,896	(95,655)
Dycom Industries, Inc.	1,300	(122,863)
Fluor Corp.	800	(39,024)
Goldfield Corp.	3,900	(16,575)
Installed Building Products, Inc.	400	(22,620)
KBR, Inc.	1,200	(21,504)
Kratos Defense & Security Solutions, Inc.	75,300	(866,703)
MasTec, Inc.	1,300	(65,975)
Stantec, Inc.	200	(5,130)
Team, Inc.	8,500	(196,350)
TopBuild Corp.	345	(27,027)

		(1,479,426)

Forest & Paper Products — (0.0)%
Domtar Corp.	700	(33,418)

Gaming, Lodging & Restaurants — (1.1)%
Bloomin’ Brands, Inc.	25,300	(508,530)
Boyd Gaming Corp.	7,100	(246,086)
Caesars Entertainment Corp.	119,675	(1,280,522)
Carnival PLC ADR	100	(5,765)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Choice Hotels International, Inc.	10,300	$(778,680)
Churchill Downs, Inc.	3,200	(948,800)
Chuy's Holdings, Inc.	5,100	(156,570)
Dave & Buster’s Entertainment, Inc.	24,700	(1,175,720)
Denny's Corp.	5,700	(90,801)
DineEquity, Inc.	6,700	(501,160)
Dunkin' Brands Group, Inc.	46,200	(3,191,034)
Fiesta Restaurant Group, Inc.	1,300	(37,310)
Golden Entertainment, Inc.	100	(2,699)
Hyatt Hotels Corp. Class A	8,800	(678,920)
ILG, Inc.	25,996	(858,648)
Jack in the Box, Inc.	6,000	(510,720)
Jamba, Inc.	1,800	(19,170)
McDonald’s Corp.	58,101	(9,103,846)
MGM Resorts International	216,800	(6,293,704)
Papa John’s International, Inc.	27,300	(1,384,656)
Papa Murphy’s Holdings, Inc.	1,500	(8,325)
Playa Hotels & Resorts NV	1,300	(14,040)
Rave Restaurant Group, Inc.	500	(715)
Red Rock Resorts, Inc. Class A	29,100	(974,850)
Restaurant Brands International, Inc.	679	(40,944)
Royal Caribbean Cruises Ltd.	4,000	(414,400)
Sonic Corp.	11,700	(402,714)
Starbucks Corp.	463,500	(22,641,975)
Texas Roadhouse, Inc.	700	(45,857)
Wyndham Worldwide Corp.	600	(26,562)
Wynn Resorts Ltd.	92,199	(15,428,581)
Zoe’s Kitchen, Inc.	4,900	(47,824)

		(67,820,128)

Hardware — (0.4)%
3D Systems Corp.	94,100	(1,299,521)
Acacia Communications, Inc.	9,100	(316,771)
Aerohive Networks, Inc.	300	(1,191)
Airgain, Inc.	600	(5,514)
Akoustis Technologies, Inc.	2,900	(21,083)
Applied Optoelectronics, Inc.	16,600	(745,340)
Blackberry Ltd.	262,300	(2,531,195)
Diebold, Inc.	64,200	(767,190)
Digimarc Corp.	2,600	(69,680)
Digital Ally, Inc.	1,700	(3,995)
Everspin Technologies, Inc.	4,200	(37,464)
ExOne Co.	4,200	(29,736)
Extreme Networks, Inc.	31,800	(253,128)
Fitbit, Inc.	124,800	(814,944)
GoPro, Inc. Class A	53,700	(345,828)
Kopin Corp.	6,100	(17,446)
Lumentum Holdings, Inc.	41,800	(2,420,220)
Maxar Technologies Ltd.	6,800	(343,536)
Mercury Systems, Inc.	17,000	(647,020)
Methode Electronics, Inc.	7,000	(282,100)
MicroVision, Inc.	26,800	(30,016)
NCR Corp.	4,100	(122,918)
Neonode, Inc.	5,200	(1,968)
NetScout Systems, Inc.	100	(2,970)
NXT-ID, Inc.	19,185	(32,998)
PlayAGS, Inc.	4,800	(129,936)
Resonant, Inc.	2,400	(13,536)
Roku, Inc.	41,500	(1,768,730)
Stratasys Ltd.	2,929	(56,061)
Super Micro Computer, Inc.	10,800	(255,420)
Superconductor Technologies, Inc.	1,432	(1,318)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Ubiquiti Networks, Inc.	13,372	$(1,132,876)
VeriFone Systems, Inc.	3,700	(84,434)
ViaSat, Inc.	6,500	(427,180)
Vuzix Corp.	18,961	(141,259)
Western Digital Corp.	157,700	(12,207,557)

		(27,362,079)

Health Care Facilities & Services — (0.4)%
AAC Holdings, Inc.	1,100	(10,307)
Acadia Healthcare Co., Inc.	35,800	(1,464,578)
American Renal Associates Holdings, Inc.	3,200	(50,464)
AmerisourceBergen Corp.	28,200	(2,404,614)
Brookdale Senior Living, Inc.	112,291	(1,020,725)
Cancer Genetics, Inc.	1,000	(890)
Capital Senior Living Corp.	15,300	(163,251)
Chemed Corp.	200	(64,362)
CHF Solutions, Inc.	3,336	(6,138)
Community Health Systems, Inc.	13,900	(46,148)
CVS Health Corp. (d)	82,120	(5,284,422)
Diplomat Pharmacy, Inc.	25,300	(646,668)
Ekso Bionics Holdings, Inc.	23,507	(42,078)
Envision Healthcare Corp.	62,731	(2,760,791)
Evolus, Inc.	300	(8,397)
Genesis Healthcare, Inc.	5,400	(12,366)
HealthEquity, Inc.	600	(45,060)
Henry Schein, Inc. (d)	134,280	(9,754,099)
Interpace Diagnostics Group, Inc.	21,900	(19,491)
Invitae Corp.	30,400	(223,440)
IQVIA Holdings, Inc.	2	(200)
Kindred Healthcare, Inc.	30,049	(270,441)
LHC Group, Inc.	383	(32,781)
Nobilis Health Corp.	4,600	(5,520)
Novan, Inc.	1,400	(4,116)
PRA Health Sciences, Inc.	13,500	(1,260,360)
Select Medical Holdings Corp.	500	(9,075)
Surgery Partners, Inc.	8,700	(129,630)
Syneos Health, Inc.	27,200	(1,275,680)
Teladoc, Inc.	1,900	(110,295)
XpreSpa Group, Inc.	3,650	(1,065)

		(27,127,452)

Home & Office Products — (0.5)%
American Woodmark Corp.	4,800	(439,440)
Beazer Homes USA, Inc.	26,800	(395,300)
Century Communities, Inc.	4,500	(141,975)
DR Horton, Inc.	24,900	(1,020,900)
Green Brick Partners, Inc.	400	(3,920)
Hovnanian Enterprises, Inc. Class A	76,200	(124,206)
iRobot Corp.	4,000	(303,080)
JELD-WEN Holding, Inc.	12,400	(354,516)
Lennar Corp. Class A	123,524	(6,485,010)
LGI Homes, Inc.	13,500	(779,355)
Libbey, Inc.	200	(1,626)
M/I Homes, Inc.	4,600	(121,808)
MDC Holdings, Inc.	2,244	(69,048)
Newell Brands, Inc.	268,918	(6,935,395)
Nova Lifestyle, Inc.	500	(835)
PulteGroup, Inc.	3,600	(103,500)
Scotts Miracle-Gro Co. (The) Class A	1,900	(158,004)
Snap-on, Inc.	100	(16,072)
Taylor Morrison Home Corp. Class A	2,700	(56,106)
Tempur Sealy International, Inc.	36,300	(1,744,215)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Toll Brothers, Inc.	3,300	$(122,067)
TRI Pointe Homes, Inc.	72,000	(1,177,920)
Tupperware Brands Corp.	31,800	(1,311,432)
Whirlpool Corp.	56,300	(8,232,749)
William Lyon Homes Class A	12,300	(285,360)

		(30,383,839)

Industrial Services — (0.0)%
Anixter International, Inc.	2,000	(126,600)
Applied Industrial Technologies, Inc.	2,100	(147,315)
EnviroStar, Inc.	500	(20,150)
Kaman Corp.	800	(55,752)
SiteOne Landscape Supply, Inc.	100	(8,397)
Textainer Group Holdings Ltd.	800	(12,720)
Triton International Ltd.	400	(12,264)
Wesco Aircraft Holdings, Inc.	1,100	(12,375)
WW Grainger, Inc.	1	(308)

		(395,881)

Institutional Financial Services — (0.4)%
Arlington Asset Investment Corp. Class A	23,900	(246,409)
CBOE Holdings, Inc.	51,700	(5,380,419)
GAIN Capital Holdings, Inc.	17,800	(134,390)
Global Brokerage, Inc. (e)	2,650	(431)
Goldman Sachs Group, Inc.	79,500	(17,535,315)
Greenhill & Co., Inc.	18,800	(533,920)
Jefferies Financial Group, Inc.	23,800	(541,212)
Virtu Financial, Inc. Class A	16,900	(448,695)

		(24,820,791)

Insurance — (0.1)%
American International Group, Inc.	42,200	(2,237,444)
American National Insurance Co.	100	(11,959)
Aon PLC	2,300	(315,491)
Argo Group International Holdings Ltd.	560	(32,564)
Assurant, Inc.	12,099	(1,252,126)
Assured Guaranty Ltd.	1,200	(42,876)
Brighthouse Financial, Inc.	1,000	(40,070)
Erie Indemnity Co. Class A	100	(11,726)
Everest Re Group Ltd.	2,700	(622,296)
HCI Group, Inc.	900	(37,413)
Health Insurance Innovations, Inc. Class A	3,400	(109,990)
MBIA, Inc.	70,800	(640,032)
National General Holdings Corp.	1,100	(28,963)
Reinsurance Group of America, Inc.	200	(26,696)
Selective Insurance Group, Inc.	100	(5,500)
Sun Life Financial, Inc.	14,000	(561,960)
Third Point Reinsurance Ltd.	300	(3,750)
Torchmark Corp.	49	(3,989)
Voya Financial, Inc.	700	(32,900)
Willis Towers Watson PLC	3,112	(471,779)
WMIH Corp.	4,000	(5,360)

		(6,494,884)

Iron & Steel — (0.1)%
AK Steel Holding Corp.	247,000	(1,071,980)
Allegheny Technologies, Inc.	28,300	(710,896)
Carpenter Technology Corp.	2,200	(115,654)
Cleveland Cliffs, Inc.	134,800	(1,136,364)
Commercial Metals Co.	32,000	(675,520)
Schnitzer Steel Industries, Inc. Class A	4,500	(151,650)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
United States Steel Corp.	130,100	$(4,520,975)

		(8,383,039)

Leisure Products — (0.1)%
Camping World Holdings, Inc. Class A	31,300	(781,874)
Fox Factory Holding Corp.	2,000	(93,100)
LCI Industries	3,300	(297,495)
Mattel, Inc.	265,400	(4,357,868)
Nautilus, Inc.	6,300	(98,910)
Polaris Industries, Inc.	13,900	(1,698,302)
Vista Outdoor, Inc.	7,700	(119,273)
Winnebago Industries, Inc.	13,300	(539,980)

		(7,986,802)

Machinery — (0.1)%
Actuant Corp. Class A	13,800	(405,030)
CIRCOR International, Inc.	2,100	(77,616)
Dover Corp.	2,100	(153,720)
Flowserve Corp.	28,700	(1,159,480)
Gates Industrial Corp. plc	200	(3,254)
GrafTech International Ltd.	1,200	(21,588)
Ichor Holdings Ltd.	21,800	(462,596)
ITT, Inc.	100	(5,227)
John Bean Technologies Corp.	8,100	(720,090)
Kennametal, Inc.	8,500	(305,150)
Manitowoc Co., Inc. (The)	25,350	(655,551)
Middleby Corp.	18,501	(1,931,875)
NN, Inc.	1,300	(24,570)
Raven Industries, Inc.	500	(19,225)
Sun Hydraulics Corp.	1,600	(77,104)
Terex Corp.	9,100	(383,929)
Titan International, Inc.	4,500	(48,285)
Xylem, Inc.	200	(13,476)

		(6,467,766)

Manufactured Goods — (0.0)%
Mueller Industries, Inc.	2,500	(73,775)
Proto Labs, Inc.	2,400	(285,480)
Simpson Manufacturing Co., Inc.	2,600	(161,694)

		(520,949)

Media — (0.9)%
AMC Networks, Inc. Class A	2,100	(130,620)
ANGI Homeservices, Inc.	1,900	(29,222)
Cars.com, Inc.	2,600	(73,814)
Carvana Co.	13,400	(557,440)
CBS Corp. Class B	400	(22,488)
Charter Communications, Inc. Class A(b),(d)	58,634	(17,192,075)
ChinaNet Online Holdings, Inc.	764	(1,925)
Discovery Communications, Inc. Class A	117,300	(3,225,750)
Entercom Communications Corp. Class A	64,400	(486,220)
EW Scripps Co. Class A	3,536	(47,347)
Expedia, Inc.	15,184	(1,824,965)
Global Eagle Entertainment, Inc.	4,500	(11,340)
Gray Television, Inc.	8,200	(129,560)
Groupon, Inc.	325,300	(1,398,790)
Houghton Mifflin Harcourt Co.	9,300	(71,145)
IZEA, Inc.	1,384	(1,315)
Liberty Broadband Corp. Class C	13,500	(1,022,220)
Liberty Expedia Holdings, Inc. Class A	12,100	(531,674)
Liberty Media Group Class A	9,492	(335,163)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Lions Gate Entertainment Corp. Class A	3,100	$(76,942)
Live Ventures, Inc.	366	(4,604)
Media General, Inc.	12,100	0
Meet Group, Inc.	10,500	(47,040)
Meredith Corp.	7,200	(367,200)
MSG Networks, Inc.	6,800	(162,860)
National CineMedia, Inc.	26,000	(218,400)
New York Times Co. Class A	10,800	(279,720)
Nexstar Media Group, Inc.	33,011	(2,423,007)
Pandora Media, Inc.	102,800	(810,064)
Shopify, Inc. Class A	55,400	(8,082,306)
Shutterfly, Inc.	900	(81,027)
Sinclair Broadcast Group, Inc. Class A	3,900	(125,385)
Sirius XM Holdings, Inc.(b),(d)	411,688	(2,787,128)
Snap, Inc.	802,900	(10,509,961)
Social Reality, Inc.	200	(914)
TEGNA, Inc.	25,700	(278,845)
TripAdvisor, Inc.	49,802	(2,774,470)
Tucows, Inc. Class A	200	(12,130)
WideOpenWest, Inc.	10,800	(104,328)

		(56,239,404)

Medical Equipment & Devices — (0.8)%
Abbott Laboratories (d)	95,820	(5,844,062)
Accelerate Diagnostics, Inc.	11,200	(249,760)
Aethlon Medical, Inc.	1,838	(2,353)
Align Technology, Inc. (d)	9,580	(3,277,701)
Amedica Corp.	1,408	(1,330)
Avinger, Inc.	4,680	(7,815)
Becton Dickinson and Co. (d)	37,850	(9,067,346)
Bellerophon Therapeutics, Inc.	100	(242)
Bio-Techne Corp.	100	(14,795)
BioTelemetry, Inc.	16,200	(729,000)
Boston Scientific Corp.	2,093	(68,441)
Cesca Therapeutics, Inc.	284	(118)
Cooper Cos., Inc.	100	(23,545)
Corindus Vascular Robotics, Inc.	2,600	(2,147)
Dentsply Sirona, Inc.	5,084	(222,527)
DexCom, Inc.	54,800	(5,204,904)
Edwards Lifesciences Corp. (d)	29,900	(4,352,543)
Endologix, Inc.	2,600	(14,716)
Exact Sciences Corp.	3,202	(191,447)
Glaukos Corp.	14,900	(605,536)
Globus Medical, Inc.	100	(5,046)
ImmunoCellular Therapeutics Ltd.	2,700	(702)
Invacare Corp.	1,400	(26,040)
InVivo Therapeutics Holdings Corp.	376	(639)
IsoRay, Inc.	4,400	(1,980)
K2M Group Holdings, Inc.	800	(18,000)
LeMaitre Vascular, Inc.	100	(3,348)
LivaNova PLC	500	(49,910)
Medtronic PLC	3	(257)
Microbot Medical, Inc.	15,539	(11,499)
Myomo, Inc.	10,500	(31,080)
Natus Medical, Inc.	1,000	(34,500)
Neogen Corp.	593	(47,553)
Neovasc, Inc.	13,688	(586)
Nevro Corp.	20,800	(1,660,880)
NuVasive, Inc.	6,500	(338,780)
OPKO Health, Inc.	183,500	(862,450)
Pacific Biosciences of California, Inc.	29,800	(105,790)
PerkinElmer, Inc.	7,800	(571,194)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Pulse Biosciences, Inc.	5,098	$(77,184)
Quanterix Corp.	1,200	(17,232)
Quotient Ltd.	100	(803)
Repligen Corp.	2,800	(131,712)
ReShape Lifesciences, Inc.	657	(1,511)
Restoration Robotics, Inc.	100	(347)
Rockwell Medical, Inc.	12,800	(63,104)
Second Sight Medical Products, Inc.	8,100	(13,446)
Stryker Corp.	3,200	(540,352)
TransEnterix, Inc.	118,700	(517,532)
Vericel Corp.	2,600	(25,220)
ViewRay, Inc.	5,400	(37,368)
Viveve Medical, Inc.	3,900	(10,608)
Waters Corp. (d)	63,010	(12,198,106)
West Pharmaceutical Services, Inc.	100	(9,929)

		(47,295,016)

Metals & Mining — (0.2)%
Agnico Eagle Mines Ltd.	1,100	(50,413)
Alamos Gold, Inc. Class A	72,646	(413,356)
Avino Silver & Gold Mines Ltd.	600	(744)
B2GOLD Corp.	17,700	(45,666)
Cameco Corp.	35,600	(400,500)
Centrus Energy Corp. Class A	500	(1,720)
Century Aluminum Co.	52,700	(830,025)
Coeur Mining, Inc.	72,964	(554,526)
Compass Minerals International, Inc.	15,200	(999,400)
Eldorado Gold Corp.	15,200	(15,101)
Endeavour Silver Corp.	62,200	(194,064)
Ferroglobe PLC	11,800	(101,126)
First Majestic Silver Corp.	126,300	(963,669)
Franco-Nevada Corp.	11,000	(803,220)
Freeport-McMoRan Copper & Gold, Inc.	70,100	(1,209,926)
Gold Resource Corp.	7,900	(52,061)
Gold Standard Ventures Corp.	22,600	(30,849)
Goldcorp, Inc.	700	(9,597)
Hecla Mining Co.	25,400	(88,392)
Kinross Gold Corp.	1,800	(6,768)
Kirkland Lake Gold Ltd.	400	(8,448)
Klondex Mines Ltd.	46,600	(107,646)
MAG Silver Corp.	10,600	(114,586)
McEwen Mining, Inc.	126,800	(262,476)
Northern Dynasty Minerals Ltd.	73,000	(39,537)
Novagold Resources, Inc.	77,500	(344,875)
Osisko Gold Royalties Ltd.	25,900	(245,273)
Pershing Gold Corp.	1,100	(2,013)
Pretium Resources, Inc.	97,700	(717,118)
Sandstorm Gold Ltd.	6,100	(27,450)
Seabridge Gold, Inc.	15,600	(173,940)
Smart Sand, Inc.	14,900	(79,119)
Tahoe Resources, Inc.	103,100	(507,252)
Uranium Energy Corp.	60,900	(98,049)
US Gold Corp.	1,400	(1,764)
US Silica Holdings, Inc.	66,200	(1,700,678)
Vista Gold Corp.	4,800	(3,322)
Westwater Resources, Inc.	11,405	(4,609)

		(11,209,278)

Oil, Gas & Coal — (2.1)%
Andeavor	61,800	(8,106,924)
Antero Midstream GP LP	18,200	(343,252)
Antero Resources Corp.	125,800	(2,685,830)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Apache Corp.	214,500	$(10,027,875)
Apergy Corp.	900	(37,575)
Approach Resources, Inc.	1,700	(4,148)
Arch Coal, Inc.	4,700	(368,621)
Archrock, Inc.	7,600	(91,200)
Basic Energy Services, Inc.	18,200	(202,202)
Baytex Energy Corp.	15,700	(52,281)
Bristow Group, Inc.	2,900	(40,919)
C&J Energy Services, Inc.	5,400	(127,440)
Callon Petroleum Co.	193,300	(2,076,042)
Camber Energy, Inc.	1,233	(621)
CARBO Ceramics, Inc.	18,300	(167,811)
Carrizo Oil & Gas, Inc.	56,800	(1,581,880)
Cenovus Energy, Inc.	110,600	(1,148,028)
Centennial Resource Development, Inc. Class A	100	(1,806)
Cheniere Energy Partners LP Holdings LLC	2,200	(69,190)
Chesapeake Energy Corp.	730,900	(3,829,916)
Chevron Corp.(b),(d)	2,131	(269,422)
Cimarex Energy Co.	14,400	(1,465,056)
Cloud Peak Energy, Inc.	10,100	(35,249)
Comstock Resources, Inc.	10,480	(110,145)
Contango Oil & Gas Co.	1,300	(7,384)
Core Laboratories NV	1,600	(201,936)
Crescent Point Energy Corp.	61,400	(451,290)
Delek US Holdings, Inc.	28,640	(1,436,869)
Devon Energy Corp.	120,100	(5,279,596)
Diamond Offshore Drilling, Inc.	6,000	(125,160)
Diamondback Energy, Inc.	18,500	(2,434,045)
Dril-Quip, Inc.	2,100	(107,940)
Earthstone Energy, Inc.	6,400	(56,640)
Eclipse Resources Corp.	6,700	(10,720)
Eco-Stim Energy Solutions, Inc.	500	(325)
Enbridge Energy Management LLC	6,366	(65,315)
Enbridge, Inc.	184,672	(6,590,944)
Encana Corp.	4,700	(61,335)
Enerplus Corp.	24,100	(303,660)
EnLink Midstream LLC	21,200	(348,740)
Ensco PLC Class A	186,100	(1,351,086)
EOG Resources, Inc.	20,500	(2,550,815)
EP Energy Corp. Class A	27,700	(83,100)
EQT Corp.	57,600	(3,178,368)
Exterran Corp.	300	(7,512)
Extraction Oil & Gas, Inc.	42,000	(616,980)
Flotek Industries, Inc.	29,800	(96,254)
Forum Energy Technologies, Inc.	1,000	(12,350)
Frank’s International NV	41,400	(322,920)
FTS International, Inc.	8,600	(122,464)
Gastar Exploration, Inc.	62,500	(35,000)
Gulfport Energy Corp.	3,200	(40,224)
Halcon Resources Corp.	104,900	(460,511)
Helmerich & Payne, Inc.	400	(25,504)
Hess Corp.	112,900	(7,551,881)
Imperial Oil Ltd.	6,100	(202,825)
Jagged Peak Energy, Inc.	17,900	(233,058)
Jones Energy, Inc.	48,119	(17,876)
Keane Group, Inc.	38,500	(526,295)
Kinder Morgan, Inc.	776,631	(13,723,070)
Laredo Petroleum, Inc.	177,800	(1,710,436)
Liberty Oilfield Services, Inc. Class A	24,500	(458,640)
Matador Resources Co.	20,800	(625,040)
McDermott International, Inc.	16,666	(327,487)
MRC Global, Inc.	28,800	(624,096)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Murphy Oil Corp.	39,200	$(1,323,784)
Nabors Industries Ltd.	204,516	(1,310,948)
National Oilwell Varco, Inc.	2,000	(86,800)
NCS Multistage Holdings, Inc.	3,900	(56,667)
Newfield Exploration Co.	9,700	(293,425)
Nine Energy Service, Inc.	1,500	(49,680)
Noble Energy, Inc.	433	(15,276)
Northern Oil and Gas, Inc.	22,500	(70,875)
Oasis Petroleum, Inc.	28,700	(372,239)
Oceaneering International, Inc.	22,500	(572,850)
Oil States International, Inc.	500	(16,050)
Par Pacific Holdings, Inc.	5,000	(86,900)
Parsley Energy, Inc. Class A	207,000	(6,267,960)
Patterson-UTI Energy, Inc.	111,200	(2,001,600)
PBF Energy, Inc. Class A	60,800	(2,549,344)
Pembina Pipeline Corp.	12,405	(429,213)
Precision Drilling Corp.	400	(1,328)
ProPetro Holding Corp.	36,900	(578,592)
QEP Resources, Inc.	13,200	(161,832)
Ramaco Resources, Inc.	4,100	(28,536)
Range Resources Corp.	203,887	(3,411,029)
Resolute Energy Corp.	19,000	(592,800)
Ring Energy, Inc.	30,300	(382,386)
Rowan Cos. PLC Class A	2,300	(37,306)
RPC, Inc.	38,800	(565,316)
RSP Permian, Inc.	20,700	(911,214)
Sanchez Energy Corp.	70,900	(320,468)
Select Energy Services, Inc. Class A	800	(11,624)
SemGroup Corp. Class A	53,100	(1,348,740)
SM Energy Co.	94,900	(2,437,981)
Solaris Oilfield Infrastructure, Inc. Class A	6,200	(88,598)
Southwestern Energy Co.	124,700	(660,910)
SRC Energy, Inc.	18,800	(207,176)
Superior Energy Services, Inc.	5,400	(52,596)
Talos Energy, Inc.	4,300	(138,159)
Targa Resources Corp.	91,900	(4,548,131)
Tellurian, Inc.	63,100	(524,992)
TETRA Technologies, Inc.	19,900	(88,555)
Thermon Group Holdings, Inc.	1,500	(34,305)
TransCanada Corp.	9,500	(410,400)
Ultra Petroleum Corp.	30,000	(69,300)
Unit Corp.	100	(2,556)
Vermilion Energy, Inc.	7,600	(273,676)
W&T Offshore, Inc.	15,500	(110,825)
Weatherford International PLC	718,500	(2,363,865)
Williams Cos., Inc.	187,900	(5,093,969)
WPX Energy, Inc.	71,900	(1,296,357)

		(127,486,257)

Passenger Transportation — (0.2)%
Allegiant Travel Co.	1,000	(138,950)
American Airlines Group, Inc.	277,700	(10,541,492)
Avianca Holdings SA ADR	100	(646)
Spirit Airlines, Inc.	49,700	(1,806,595)

		(12,487,683)

Real Estate — (1.2)%
Acadia Realty Trust	700	(19,159)
Alexandria Real Estate Equities, Inc.	8,600	(1,085,062)
American Campus Communities, Inc.	10,400	(445,952)
American Homes 4 Rent	7,900	(175,222)
Americold Realty Trust	600	(13,212)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Ashford Hospitality Trust, Inc.	17,000	$(137,700)
Bluerock Residential Growth REIT, Inc.	10,600	(94,552)
Boston Properties, Inc.	8,800	(1,103,696)
Braemar Hotels & Resorts, Inc.	12,622	(144,143)
Brandywine Realty Trust	40,300	(680,264)
CatchMark Timber Trust, Inc. Class A	700	(8,911)
CBL & Associates Properties, Inc.	146,700	(817,119)
CBRE Group, Inc.	2,500	(119,350)
Cedar Realty Trust, Inc.	2,900	(13,688)
Chatham Lodging Trust	12,800	(271,616)
Chesapeake Lodging Trust	5,200	(164,528)
City Office REIT, Inc.	8,100	(103,923)
Clipper Realty, Inc.	1,300	(11,102)
Colony Capital, Inc.	396,821	(2,476,163)
Columbia Property Trust, Inc.	200	(4,542)
Community Healthcare Trust, Inc.	2,300	(68,701)
CoreSite Realty Corp.	8,400	(930,888)
Corporate Office Properties Trust	4,100	(118,859)
Cousins Properties, Inc.	163,700	(1,586,253)
CubeSmart	22,400	(721,728)
CyrusOne, Inc.	27,900	(1,628,244)
DDR Corp.	96,050	(1,719,295)
DiamondRock Hospitality Co.	8,400	(103,152)
Digital Realty Trust, Inc.	14,584	(1,627,283)
Douglas Emmett, Inc.	9,200	(369,656)
Easterly Government Properties, Inc.	30,600	(604,656)
Education Realty Trust, Inc.	41,466	(1,720,839)
EPR Properties	600	(38,874)
Equinix, Inc.	2,127	(914,376)
Extra Space Storage, Inc.	1,100	(109,791)
Farmland Partners, Inc.	13,700	(120,560)
First Industrial Realty Trust, Inc.	200	(6,668)
Forest City Realty Trust, Inc.	100	(2,281)
Forestar Group, Inc.	218	(4,523)
Franklin Street Properties Corp.	6,800	(58,208)
Front Yard Residential Corp.	16,700	(174,014)
GEO Group, Inc.	50	(1,377)
Global Medical REIT, Inc.	6,800	(60,248)
Global Net Lease, Inc.	26,661	(544,684)
Government Properties Income Trust	46,000	(729,100)
Gramercy Property Trust	47	(1,284)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,400	(86,900)
HCP, Inc.	150,500	(3,885,910)
Healthcare Realty Trust, Inc.	36,400	(1,058,512)
Healthcare Trust of America, Inc. Class A	36,600	(986,736)
Hersha Hospitality Trust	11,000	(235,950)
Highwoods Properties, Inc.	300	(15,219)
Hudson Pacific Properties, Inc.	8,900	(315,327)
Independence Realty Trust, Inc.	31,800	(327,858)
Innovative Industrial Properties, Inc.	2,092	(76,609)
Invitation Homes, Inc.	89,772	(2,070,142)
Iron Mountain, Inc.	22,200	(777,222)
JBG SMITH Properties	16,300	(594,461)
Jernigan Capital, Inc.	4,900	(93,394)
Jones Lang LaSalle, Inc.	3,600	(597,564)
Kilroy Realty Corp.	7,200	(544,608)
Kite Realty Group Trust	24,400	(416,752)
Lamar Advertising Co. Class A	500	(34,155)
LaSalle Hotel Properties	68,000	(2,327,640)
Lexington Realty Trust	4,500	(39,285)
Life Storage, Inc.	10,500	(1,021,755)
Macerich Co.	45,700	(2,597,131)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Mack-Cali Realty Corp.	14,800	$(300,144)
Medical Properties Trust, Inc.	1,400	(19,656)
MGM Growth Properties LLC Class A	499	(15,200)
Mid-America Apartment Communities, Inc.	9,700	(976,499)
National Storage Affiliates Trust	9,800	(302,036)
New Concept Energy, Inc.	200	(844)
New Senior Investment Group, Inc.	41,801	(316,434)
NorthStar Realty Europe Corp.	13,700	(198,513)
Omega Healthcare Investors, Inc.	101,940	(3,160,140)
Park Hotels & Resorts, Inc.	18,000	(551,340)
Pebblebrook Hotel Trust	14,400	(558,720)
Pennsylvania REIT	55,200	(606,648)
Physicians Realty Trust	83,200	(1,326,208)
Potlatch Corp.	20	(1,017)
Preferred Apartment Communities, Inc. Class A	20,800	(353,392)
QTS Realty Trust, Inc. Class A	16,900	(667,550)
Ramco-Gershenson Properties Trust	12,000	(158,520)
Rayonier, Inc.	3,300	(127,677)
Realogy Holdings Corp.	48,200	(1,098,960)
Realty Income Corp.	23,200	(1,247,928)
Redfin Corp.	17,300	(399,457)
Regency Centers Corp.	36,100	(2,241,088)
Retail Opportunity Investments Corp.	300	(5,748)
Rexford Industrial Realty, Inc.	10,600	(332,734)
RLJ Lodging Trust	63,700	(1,404,585)
Sabra Health Care REIT, Inc.	41,290	(897,232)
Seritage Growth Properties	18,500	(784,955)
STAG Industrial, Inc.	1,000	(27,230)
Sun Communities, Inc.	300	(29,364)
Sunstone Hotel Investors, Inc.	93,967	(1,561,732)
Tanger Factory Outlet Centers, Inc.	17,200	(404,028)
Uniti Group, Inc.	94,400	(1,890,832)
Urban Edge Properties	600	(13,722)
Ventas, Inc.	5,200	(296,140)
Vereit, Inc. REIT	415,300	(3,089,832)
Vornado Realty Trust	30,000	(2,217,600)
Washington Prime Group, Inc.	148,700	(1,205,957)
Washington Real Estate Investment Trust	19,600	(594,468)
Welltower, Inc.	11,100	(695,859)
Weyerhaeuser Co.	20	(729)
Wheeler Real Estate Investment Trust, Inc.	5,252	(21,218)
Whitestone REIT	16,600	(207,168)

		(70,267,680)

Recreation Facilities & Services — (0.1)%
AMC Entertainment Holdings, Inc. Class A	44,400	(705,960)
SeaWorld Entertainment, Inc.	44,600	(973,172)
Six Flags Entertainment Corp.	38,500	(2,696,925)
St Joe Co.	1,500	(26,925)

		(4,402,982)

Renewable Energy — (0.1)%
Ballard Power Systems, Inc.	46,900	(133,665)
Canadian Solar, Inc.	5,000	(61,200)
EnerSys	100	(7,464)
First Solar, Inc.	66,500	(3,501,890)
FuelCell Energy, Inc.	35,857	(47,331)
Gevo, Inc.	963	(3,660)
Green Plains, Inc.	31,564	(577,621)
Hydrogenics Corp.	300	(2,250)
Pacific Ethanol, Inc.	2,200	(5,720)
Plug Power, Inc.	173,200	(349,864)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
SolarEdge Technologies, Inc.	10,600	$(507,210)
SunPower Corp.	36,800	(282,256)
Sunworks, Inc.	4,700	(5,264)
Vivint Solar, Inc.	18,900	(93,555)

		(5,578,950)

Retail—Consumer Staples — (0.4)%
Big Lots, Inc.	34,200	(1,428,876)
Blue Apron Holdings, Inc. Class A	19,100	(63,985)
Casey's General Stores, Inc.	21,400	(2,248,712)
Dollar General Corp.	10,100	(995,860)
Fred's, Inc. Class A	30,146	(68,733)
Ollie's Bargain Outlet Holdings, Inc.	3,500	(253,750)
SUPERVALU, Inc.	32,743	(671,886)
Wal-Mart Stores, Inc.	23,500	(2,012,775)
Walgreens Boots Alliance, Inc. (d)	281,270	(16,880,419)

		(24,624,996)

Retail—Discretionary — (0.9)%
Abercrombie & Fitch Co. Class A	32,700	(800,496)
Advance Auto Parts, Inc.	44,300	(6,011,510)
At Home Group, Inc.	700	(27,405)
AutoZone, Inc.	5,900	(3,958,487)
Barnes & Noble, Inc.	40,000	(254,000)
Beacon Roofing Supply, Inc.	200	(8,524)
Best Buy Co., Inc.	31,700	(2,364,186)
Big 5 Sporting Goods Corp.	5,017	(38,129)
BlueLinx Holdings, Inc.	300	(11,259)
BMC Stock Holdings, Inc.	20,600	(429,510)
Buckle, Inc.	25,600	(688,640)
Build-A-Bear Workshop, Inc.	100	(760)
Builders FirstSource, Inc.	400	(7,316)
Caleres, Inc.	200	(6,878)
CarMax, Inc.	2,500	(182,175)
Cato Corp. Class A	9,700	(238,814)
Chegg, Inc.	2,200	(61,138)
Chico's FAS, Inc.	13,700	(111,518)
Children's Place, Inc.	14,100	(1,703,280)
Conn's, Inc.	17,400	(574,200)
Destination Maternity Corp.	2,400	(13,968)
Dillard's, Inc. Class A	17,300	(1,634,850)
Duluth Holdings, Inc. Class B	10,000	(237,900)
FirstCash, Inc.	728	(65,411)
Floor & Decor Holdings, Inc. Class A	8,800	(434,104)
Foundation Building Materials, Inc.	4,950	(76,131)
Francesca’s Holdings Corp.	26,000	(196,300)
GameStop Corp. Class A	70,467	(1,026,704)
Gap, Inc.	101,600	(3,290,824)
GNC Holdings, Inc. Class A	12,700	(44,704)
Group 1 Automotive, Inc.	2,400	(151,200)
Guess?, Inc.	67,400	(1,442,360)
Haverty Furniture Cos., Inc.	1,100	(23,760)
Hertz Global Holdings, Inc.	71,400	(1,095,276)
Hibbett Sports, Inc.	600	(13,740)
J. Jill, Inc.	3,100	(28,954)
JC Penney Co., Inc.	10,200	(23,868)
Lithia Motors, Inc. Class A	11,400	(1,078,098)
MarineMax, Inc.	2,100	(39,795)
Michaels Cos., Inc. (The)	51,600	(989,172)
National Vision Holdings, Inc.	3,000	(109,710)
Net Element, Inc.	1,925	(14,149)
Nordstrom, Inc.	30,599	(1,584,416)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Overstock.com, Inc.	4,600	$(154,790)
PetIQ, Inc.	8,600	(230,996)
PetMed Express, Inc.	15,100	(665,155)
Pier 1 Imports, Inc.	60,300	(143,514)
Qurate Retail, Inc.	27,966	(593,438)
Restoration Hardware Holdings, Inc.	9,300	(1,299,210)
Ross Stores, Inc.	20,800	(1,762,800)
Sally Beauty Holdings, Inc.	97,600	(1,564,528)
Sears Holdings Corp.	92,000	(218,040)
Signet Jewelers Ltd.	15,400	(858,550)
Sleep Number Corp.	20,100	(583,302)
Sonic Automotive, Inc. Class A	800	(16,480)
Sportsman's Warehouse Holdings, Inc.	20,700	(105,984)
Stage Stores, Inc.	12,600	(30,366)
Tailored Brands, Inc.	11,500	(293,480)
Tiffany & Co.	51,601	(6,790,692)
Tractor Supply Co.	77,300	(5,912,677)
Ulta Salon Cosmetics & Fragrance, Inc.	428	(99,921)
Williams-Sonoma, Inc.	7,900	(484,902)
Zumiez, Inc.	900	(22,545)

		(52,924,989)

Semiconductors — (0.5)%
Advanced Micro Devices, Inc.	823,900	(12,350,261)
Ambarella, Inc.	21,300	(822,393)
Aquantia Corp.	9,800	(113,484)
Broadcom, Inc.	12,338	(2,993,692)
Brooks Automation, Inc.	3,500	(114,170)
Cavium, Inc.	600	(51,900)
Coherent, Inc.	2,000	(312,840)
Cypress Semiconductor Corp.	159,835	(2,490,229)
Electro Scientific Industries, Inc.	600	(9,462)
II-VI, Inc.	10,700	(464,915)
Impinj, Inc.	18,100	(400,191)
Inphi Corp.	33,900	(1,105,479)
IPG Photonics Corp.	200	(44,126)
KEMET Corp.	18,500	(446,775)
Lam Research Corp.	200	(34,570)
Marvell Technology Group Ltd.	8,800	(188,672)
MaxLinear, Inc. Class A	19,440	(303,070)
Maxwell Technologies, Inc.	1,300	(6,760)
MKS Instruments, Inc.	700	(66,990)
MoSys, Inc.	2,391	(4,184)
NeoPhotonics Corp.	34,800	(216,804)
NVIDIA Corp.	33,400	(7,912,460)
Oclaro, Inc.	75,800	(676,894)
ON Semiconductor Corp.	300	(6,671)
ParkerVision, Inc.	5,600	(3,671)
Qorvo, Inc.	23	(1,844)
Ultra Clean Holdings, Inc.	5,700	(94,620)
Universal Display Corp.	1,300	(111,800)

		(31,348,927)

Software — (0.3)%
ACI Worldwide, Inc.	1,400	(34,538)
Activision Blizzard, Inc.	10,100	(770,832)
Acxiom Corp.	10,400	(311,480)
Allscripts Healthcare Solutions, Inc.	31,300	(375,600)
Appian Corp.	2,100	(75,936)
athenahealth, Inc.	200	(31,828)
Avaya Holdings Corp.	6,500	(130,520)
Box, Inc. Class A	72,100	(1,801,779)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Boxlight Corp. Class A	500	$(2,555)
Castlight Health, Inc. Class B	14,300	(60,775)
Cloudera, Inc.	5,100	(69,564)
Descartes Systems Group, Inc. (The)	100	(3,250)
DropCar, Inc.	75	(95)
Ebix, Inc.	600	(45,750)
Envestnet, Inc.	900	(49,455)
Evolent Health, Inc.	34,400	(724,120)
FireEye, Inc.	9,000	(138,510)
Glu Mobile, Inc.	24,100	(154,481)
Guidewire Software, Inc.	19,200	(1,704,576)
Inpixon	1,158	(187)
LogMeIn, Inc.	21,400	(2,209,550)
Medical Transcription Billing Corp.	200	(774)
NantHealth, Inc.	3,700	(12,247)
Nuance Communications, Inc.	400	(5,554)
Omnicell, Inc.	700	(36,715)
Open Text Corp.	4,700	(165,393)
Oracle Corp.	14,700	(647,682)
Pareteum Corp.	32,062	(80,155)
Paycom Software, Inc.	500	(49,415)
pdvWireless, Inc.	500	(12,475)
Pegasystems, Inc.	1,400	(76,720)
Remark Holdings, Inc.	5,800	(22,678)
SailPoint Technologies Holding, Inc.	6,300	(154,602)
ShiftPixy, Inc.	100	(261)
SITO Mobile Ltd.	700	(1,813)
Sphere 3D Corp.	5,758	(2,677)
SS&C Technologies Holdings, Inc.	12,700	(659,130)
Tabula Rasa HealthCare, Inc.	100	(6,383)
Take-Two Interactive Software, Inc.	69,400	(8,214,184)
Tintri, Inc.	3,385	(835)
TiVo Corp.	18	(242)
Veritone, Inc.	829	(13,944)
VirnetX Holding Corp.	14,700	(49,980)
xG Technology, Inc.	9,400	(6,016)
Zscaler, Inc.	500	(17,875)

		(18,933,131)

Specialty Finance — (0.2)%
Air Lease Corp.	6,400	(268,608)
Ally Financial, Inc.	91,800	(2,411,586)
Altisource Portfolio Solutions SA	3,500	(102,095)
Apollo Commercial Real Estate Finance, Inc.	5,800	(106,024)
ARMOUR Residential REIT, Inc.	12,862	(293,382)
Chimera Investment Corp.	42	(768)
Credit Acceptance Corp.	1,200	(424,080)
CYS Investments, Inc.	1,600	(12,000)
Ditech Holding Corp.	2,828	0
Ditech Holding Corp.	2,244	0
Drive Shack, Inc.	5,567	(42,977)
Ellie Mae, Inc.	900	(93,456)
Encore Capital Group, Inc.	4,900	(179,340)
Euronet Worldwide, Inc.	2,300	(192,671)
Federal Agricultural Mortgage Corp. Class C	100	(8,948)
FleetCor Technologies, Inc.	600	(126,390)
Global Payments, Inc.	2,534	(282,516)
Granite Point Mortgage Trust, Inc.	5,350	(98,172)
HomeStreet, Inc.	6,900	(185,955)
Hunt Cos. Finance Trust, Inc.	4,400	(15,004)
LendingClub Corp.	215,700	(817,503)
LendingTree, Inc.	200	(42,760)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Marathon Patent Group, Inc.	4,801	$(4,412)
MoneyGram International, Inc.	1,500	(10,035)
Nationstar Mortgage Holdings, Inc.	4,500	(78,885)
Navient Corp.	100	(1,303)
Nelnet, Inc. Class A	700	(40,887)
Ocwen Financial Corp.	14,000	(55,440)
OneMain Holdings, Inc.	100	(3,329)
Orchid Island Capital, Inc.	41,700	(313,584)
PayPal Holdings, Inc.	9,800	(816,046)
PennyMac Financial Services, Inc. Class A	100	(1,965)
PennyMac Mortgage Investment Trust	4,000	(75,960)
PHH Corp.	8,300	(90,138)
PRA Group, Inc.	14,100	(543,555)
Santander Consumer USA Holdings, Inc.	104,800	(2,000,632)
SLM Corp.	73,900	(846,155)
Two Harbors Investment Corp.	64,250	(1,015,150)
Western Asset Mortgage Capital Corp.	11,000	(114,620)

		(11,716,331)

Technology Services — (0.1)%
CGI Group, Inc. Class A	1,300	(82,316)
Convergys Corp.	25,400	(620,776)
Cubic Corp.	400	(25,680)
DXC Technology Co.	299	(24,102)
Endurance International Group Holdings, Inc.	5,900	(58,705)
EVERTEC, Inc.	200	(4,370)
Gartner, Inc.	21,800	(2,897,220)
Helios & Matheson Analytics, Inc.	44,281	(13,727)
MarketAxess Holdings, Inc.	7,000	(1,385,020)
Presidio, Inc.	2	(26)
Riot Blockchain, Inc.	11,400	(72,276)
Spherix, Inc.	6,726	(7,130)
Teradata Corp.	8,400	(337,260)
Travelport Worldwide Ltd.	900	(16,686)
WageWorks, Inc.	100	(5,000)

		(5,550,294)

Telecommunications — (0.2)%
CenturyLink, Inc.	411,872	(7,677,294)
Cincinnati Bell, Inc.	1,600	(25,120)
Consolidated Communications Holdings, Inc.	42,476	(525,003)
Fluent, Inc.	6,885	(16,868)
Frontier Communications Corp.	43,980	(235,733)
Fusion Connect, Inc.	400	(1,576)
GCI Liberty, Inc. Class A	4,869	(219,495)
Globalstar, Inc.	147,100	(72,064)
Gogo, Inc.	30,700	(149,202)
GTT Communications, Inc.	3,200	(144,000)
HC2 Holdings, Inc.	7,600	(44,460)
Intelsat SA	15,900	(264,894)
Internap Corp.	600	(6,252)
Iridium Communications, Inc.	38,200	(615,020)
NII Holdings, Inc.	29,823	(116,310)
Ooma, Inc.	300	(4,245)
ORBCOMM, Inc.	6,300	(63,630)
Shenandoah Telecommunications Co.	1,600	(52,320)
Sprint Corp.	203,500	(1,107,040)
Switch, Inc.	28,800	(350,496)
T-Mobile US, Inc.	17,700	(1,057,575)
TELUS Corp.	100	(3,551)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Windstream Holdings, Inc.	22,905	$(120,709)

		(12,872,857)

Transportation & Logistics — (0.1)%
Canadian National Railway Co.	21,800	(1,782,150)
DHT Holdings, Inc.	32,500	(152,425)
Dorian LPG Ltd.	4,500	(34,380)
Echo Global Logistics, Inc.	400	(11,700)
Golar LNG Ltd.	43,000	(1,266,780)
Hornbeck Offshore Services, Inc.	12,300	(48,708)
International Seaways, Inc.	1,100	(25,454)
Kirby Corp.	400	(33,440)
Knight-Swift Transportation Holdings, Inc.	23,000	(878,830)
Macquarie Infrastructure Co. LLC	1,800	(75,960)
Matson, Inc.	200	(7,676)
Mobile Mini, Inc.	100	(4,690)
Navigator Holdings Ltd.	6,000	(75,900)
Nordic American Tankers Ltd.	59,200	(158,656)
Old Dominion Freight Line, Inc.	4,700	(700,112)
Scorpio Bulkers, Inc.	20,000	(142,000)
Seanergy Maritime Holdings Corp.	3,502	(3,047)
Sino-Global Shipping America Ltd.	4,921	(5,807)
Teekay Corp.	39,500	(306,125)
Teekay Tankers Ltd. Class A	57,700	(67,509)
TOP Ships, Inc.	6,766	(6,427)
XPO Logistics, Inc.	4,600	(460,828)
YRC Worldwide, Inc.	500	(5,025)

		(6,253,629)

Transportation Equipment — (0.1)%
Greenbrier Cos., Inc.	1,900	(100,225)
Navistar International Corp.	11,300	(460,136)
REV Group, Inc.	1,400	(23,814)
Wabtec Corp.	33,600	(3,312,288)
Workhorse Group, Inc.	7,430	(13,523)

		(3,909,986)

Utilities — (0.2)%
Algonquin Power & Utilities Corp.	6,300	(60,921)
Allete, Inc.	4,000	(309,640)
American States Water Co., Inc.	4,300	(245,788)
Atlantic Power Corp.	1,600	(3,520)
Atmos Energy Corp.	400	(36,056)
Avangrid, Inc.	100	(5,293)
Black Hills Corp.	6,600	(403,986)
California Water Service Group	600	(23,370)
Dominion Resources, Inc.	701	(47,794)
El Paso Electric Co.	7,800	(460,980)
FirstEnergy Corp.	5,700	(204,687)
Fortis, Inc.	11,400	(363,432)
Genie Energy Ltd. Class B	1,600	(7,936)
MGE Energy, Inc.	900	(56,745)
New Jersey Resources Corp.	16,400	(733,900)
NextEra Energy Partners LP	5,400	(252,018)
NextEra Energy, Inc.	14,000	(2,338,420)
NiSource, Inc.	10,200	(268,056)
NorthWestern Corp.	200	(11,450)
NRG Yield, Inc. Class C	23,200	(399,040)
ONE Gas, Inc.	700	(52,318)
Ormat Technologies, Inc.	4,900	(260,631)
Pattern Energy Group, Inc.	48,200	(903,750)
PNM Resources, Inc.	3,700	(143,930)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Sempra Energy	31,800	$(3,692,298)
South Jersey Industries, Inc.	11,400	(381,558)
Southwest Gas Corp.	900	(68,643)
Spark Energy, Inc. Class A	4,900	(47,775)
Spire, Inc.	6,500	(459,225)
TransAlta Corp.	1,000	(5,000)
Vistra Energy Corp.	320	(7,571)

		(12,255,731)

Waste & Environmental Services & Equipment — (0.0)%
Alexco Resource Corp.	4,600	(6,141)
Aqua Metals, Inc.	12,600	(36,288)
Attis Industries, Inc.	786	(300)
Cantel Medical Corp.	1,100	(108,196)
Covanta Holding Corp.	6,600	(108,900)
Energy Recovery, Inc.	18,300	(147,864)
Hudson Technologies, Inc.	10,000	(20,100)
Lightbridge Corp.	2,997	(2,997)
MagneGas Corp.	53	(21)

		(430,807)

Total North America		(1,065,261,015)

Oceania — (0.0)%
Apparel & Textile Products — (0.0)%
Naked Brand Group Ltd.	138	(875)

Iron & Steel — (0.0)%
BHP Billiton Ltd. ADR	1,800	(90,018)

Total Oceania		(90,893)

South America — (0.2)%
Aerospace & Defense — (0.0)%
Embraer SA ADR	7,600	(189,240)

Banking — (0.1)%
Banco Bradesco SA ADR	94,276	(646,733)
Banco Santander Brasil SA ADR	100	(750)
Banco Santander Chile ADR	3,200	(100,576)
Bancolombia SA ADR	21,200	(1,012,936)
BBVA Banco Frances SA ADR	500	(6,180)
Grupo Aval Acciones y Valores SA ADR	2,400	(19,896)
Itau CorpBanca ADR	200	(2,970)
Itau Unibanco Holding SA ADR	43,140	(447,793)

		(2,237,834)

Chemicals — (0.0)%
Braskem SA ADR	4,400	(114,400)

Consumer Products — (0.0)%
BRF SA ADR	102,900	(481,572)

Engineering & Construction Services — (0.0)%
Corporacion America Airports SA	1,400	(11,816)

Forest & Paper Products — (0.0)%
Fibria Celulose SA ADR	13,400	(249,106)

Home & Office Products — (0.0)%
Gafisa SA ADR	959	(5,083)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	30,200	(61,004)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Gerdau SA ADR	6,100	$(21,594)

		(82,598)

Media — (0.0)%
Despegar.com Corp.	6,664	(139,744)

Metals & Mining — (0.0)%
Nexa Resources SA	10,000	(117,700)
Southern Copper Corp.	35,400	(1,659,198)
Yamana Gold, Inc.	17,600	(51,040)

		(1,827,938)

Oil, Gas & Coal — (0.0)%
Cosan Ltd. A Shares	9,900	(75,537)
Ecopetrol SA ADR	39,400	(809,670)
Petroleo Brasileiro SA ADR	144,400	(1,448,332)

		(2,333,539)

Passenger Transportation — (0.0)%
Azul SA ADR	1,300	(21,268)
Gol Linhas Aereas Inteligentes SA ADR	2,450	(13,083)
Latam Airlines Group SA ADR	23,000	(227,470)

		(261,821)

Retail—Consumer Staples — (0.0)%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,800	(35,964)

Retail—Discretionary — (0.1)%
MercadoLibre, Inc.	16,500	(4,932,345)
Netshoes Cayman Ltd.	1,600	(3,792)

		(4,936,137)

Specialty Finance — (0.0)%
Pagseguro Digital Ltd. Class A	58,500	(1,623,375)

Telecommunications — (0.0)%
Liberty Latin America Ltd. Class C	22,500	(436,050)
Telefonica Brasil SA ADR	4,800	(56,976)
Tim Participacoes SA ADR	10,500	(177,030)

		(670,056)

Utilities — (0.0)%
Central Puerto SA ADR	900	(8,910)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	13,300	(79,933)
Cia Paranaense de Energia ADR	7,800	(43,524)
Enersis SA ADR	16,900	(148,889)
Pampa Energia SA ADR	1,600	(57,232)

		(338,488)

Total South America		(15,538,711)

TOTAL COMMON STOCK (PROCEEDS $1,235,089,114)		(1,255,754,700)

EXCHANGE-TRADED FUNDS — (2.3)%
Health Care Select Sector SPDR Fund (d)	514,480	(42,938,501)
Invesco QQQ Trust Series 1 (d)	129,900	(22,297,335)
iShares Nasdaq Biotechnology ETF (d)	148,460	(16,303,877)
iShares Russell 2000 ETF (d)	132,410	(21,684,786)
iShares U.S. Healthcare Providers ETF (d)	51,190	(8,991,012)
iShares U.S. Medical Devices ETF (d)	22,750	(4,564,787)
SPDR S&P 500 ETF Trust (d)	85,830	(23,283,962)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
VanEck Vectors Semiconductor ETF(b),(d)	15,934	$(1,635,944)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $136,951,289)		(141,700,204)

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — (0.8)%
North America — (0.8)%
Collateralized Mortgage Obligation (Residential) — (0.8)%
Government National Mortgage Association, 3.00%, 07/01/48 (d),(m)	$47,900,000	(46,825,986)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $46,485,453)		(46,825,986)

Security Description	Shares	Value
RIGHTS — (0.0)%
Europe — (0.0)%
Medical Equipment & Devices — (0.0)%
Cytori Therapeutics, Inc.	2,544	0

Total Europe		0

North America — (0.0)%
Medical Equipment & Devices — (0.0)%
ContraVir Pharmaceuticals	3,766	0

Total North America		0

TOTAL RIGHTS (PROCEEDS $0)		0

TOTAL SECURITIES SOLD SHORT— (23.7)% (PROCEEDS $1,418,525,856)		(1,444,280,890)

Footnote Legend:
(a) Non-income producing.
(b) Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(d) Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(e) Security is considered illiquid.

(f) Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(g)   Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of June 30, 2018.

(h) All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i) Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(j) Non-interest bearing bond.
(k) Security is perpetual in nature and has no stated maturity.
(l) Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of June 30, 2018. Maturity date presented is the ultimate maturity.
(m) When issued or delayed delivery security included.

(n)   Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of GCM Offshore Equity Partners LP, Glenview Capital Partners (Cayman), Ltd., GCM Equity Partners LP and GCM Equity Master Fund LP are 11/9/2015, 6/1/2016, 11/9/2015 and 6/1/2018, respectively.

(o) Rate disclosed, the 7 day net yield, is as of June 30, 2018.
(p) Assets, other than investments in securities, less liabilities other than securities sold short.
(q) Preferential dividend rate and maturity date is disclosed, if applicable.
(r) Security is valued using significant unobservable inputs.
(s) All or a portion of the security represents an unsettled loan commitment at June 30, 2018 where the rate will be determined at time of settlement.

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Options Written Contracts Outstanding at June 30, 2018

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
Shire PLC	42.00 GBP	09/21/18	32	$(114,256,000)	$(59,531)	$(91,221)	$(31,690)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
FX OTC Call Options Written
USD/KRW Currency	Morgan Stanley & Co. International plc	1,125.00 USD	07/10/18	4,500,000	$—	$(18,180)	$(11,407)	$6,773
USD/KRW Currency	Deutsche Bank AG	1,080.00 USD	07/10/18	3,000,000	—	(73,080)	(91,966)	(18,886)

						$(91,260)	$(103,373)	$(12,113)

FX OTC Put Options Written
USD/KRW Currency	Morgan Stanley & Co. International plc	1,040.00 USD	07/10/18	1,500,000	—	$(9,825)	$(26)	$9,799

Total Options Written Outstanding						$(160,616)	$(194,620)	$(34,004)

Reverse Repurchase Agreements Outstanding at June 30, 2018

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	3.69%	06/22/18	07/23/18	$3,114,000	$3,116,553
JPMorgan Chase Bank, N.A.	3.28%	06/06/18	07/06/18	3,617,000	3,624,908
JPMorgan Chase Bank, N.A.	3.25%	06/22/18	07/18/18	3,636,000	3,638,624
JPMorgan Chase Bank, N.A.	3.34%	06/19/18	07/18/18	13,601,000	13,614,872
JPMorgan Chase Bank, N.A.	3.34%	06/19/18	07/18/18	6,374,000	6,380,501
JPMorgan Chase Bank, N.A.	3.35%	06/22/18	07/18/18	5,196,000	5,199,866
JPMorgan Chase Bank, N.A.	3.35%	06/22/18	07/18/18	7,645,000	7,650,687
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.98%	06/01/18	07/02/18	12,599,000	12,629,270
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.08%	05/30/18	07/02/18	5,624,000	5,638,895
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.08%	05/30/18	07/02/18	6,001,000	6,016,893
Royal Bank of Canada	2.89%	05/15/18	08/15/18	8,118,000	8,147,965
Royal Bank of Canada	3.10%	06/27/18	07/27/18	1,473,000	1,473,381
Royal Bank of Canada	3.10%	06/27/18	07/27/18	14,236,000	14,239,681
Royal Bank of Canada	3.15%	06/12/18	07/12/18	827,000	828,301
Royal Bank of Canada	3.15%	06/12/18	07/12/18	3,682,000	3,687,792
Royal Bank of Canada	3.15%	06/11/18	07/10/18	613,000	614,018
Royal Bank of Canada	3.15%	06/11/18	07/10/18	1,489,000	1,491,473
Royal Bank of Canada	3.39%	06/21/18	07/19/18	9,008,000	9,015,629
Royal Bank of Canada	3.45%	06/27/18	07/27/18	1,882,000	1,882,541
Royal Bank of Canada	3.46%	06/06/18	09/04/18	3,320,000	3,327,667
Royal Bank of Canada	3.46%	06/06/18	09/04/18	2,655,000	2,661,131
Royal Bank of Canada	3.46%	06/06/18	09/04/18	1,837,000	1,841,242
Royal Bank of Canada	3.46%	06/06/18	09/04/18	2,223,000	2,228,133
Royal Bank of Canada	3.46%	06/06/18	09/04/18	1,991,000	1,995,598
Royal Bank of Canada	3.49%	06/28/18	09/28/18	13,751,000	13,753,663
Royal Bank of Canada	3.49%	06/28/18	09/28/18	7,948,000	7,949,539
Royal Bank of Canada	3.49%	06/28/18	09/28/18	6,437,000	6,438,247
Royal Bank of Canada	3.49%	06/28/18	09/28/18	8,154,000	8,155,579

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada	3.49%	06/15/18	08/15/18	$258,000	$258,375
Royal Bank of Canada	3.50%	06/11/18	07/10/18	858,000	859,583
Royal Bank of Canada	3.50%	06/11/18	07/10/18	1,119,000	1,121,065
Royal Bank of Canada	3.51%	04/30/18	07/30/18	4,356,000	4,381,898
Royal Bank of Canada	3.51%	06/15/18	07/30/18	1,455,000	1,457,127
Royal Bank of Canada	3.53%	06/19/18	09/19/18	3,550,000	3,553,825
Royal Bank of Canada	3.53%	06/19/18	09/19/18	6,692,000	6,699,210
Royal Bank of Canada	3.56%	06/06/18	09/04/18	2,951,000	2,958,011
Royal Bank of Canada	3.57%	06/04/18	09/04/18	2,163,000	2,168,579

Total Reverse Repurchase Agreements Outstanding				$180,453,000	$180,700,322

Futures Contracts Outstanding at June 30, 2018

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long Futures
3 Month Euribor	450	ICE	112,734,568 EUR	06/17/19	$74,222
3 Month Euro Swiss Franc	44	ICE	11,075,441 CHF	03/18/19	2,685
90 Day Eurodollar	440	CME	106,749,500 USD	12/16/19	(11,000)
90 Day Eurodollar	3	CME	725,895 USD	06/19/23	1,567
90-Day Bank Bill	147	SFE	146,250,886 AUD	03/07/19	15,217
Aluminum	210	LME	12,391,558 USD	07/16/18	(1,030,558)
Aluminum	175	LME	10,006,780 USD	08/13/18	(701,155)
Aluminum	72	LME	4,088,042 USD	12/17/18	(236,042)
Aluminum	152	LME	8,467,813 USD	09/17/18	(367,163)
Amsterdam Index	108	Euronext	12,217,898 EUR	07/20/18	(354,238)
Australian 10-Year Bond	461	SFE	58,937,281 AUD	09/17/18	516,887
Australian Dollar Currency	1,249	CME	93,701,096 USD	09/17/18	(1,300,076)
BIST 30 Index	279	Eurex	3,332,321 TRY	08/31/18	10,549
Brent Crude	4	ICE	203,279 USD	10/31/18	109,241
Brent Crude	308	ICE	22,900,340 USD	07/31/18	1,502,500
Brent Crude	332	ICE	25,115,960 USD	08/31/18	1,065,560
British Pound Currency	2,094	CME	174,891,666 USD	09/17/18	(1,665,516)
CAC40 Index	485	Euronext	26,431,202 EUR	07/20/18	(731,950)
Canadian 10-Year Bond	682	CDE	91,201,502 CAD	09/19/18	1,547,726
Canadian Dollar Currency	1,152	CME	88,559,844 USD	09/18/18	(823,524)
Canola	34	ICE	356,813 CAD	11/14/18	(7,927)
Cocoa	9	ICE	227,283 USD	12/13/18	507
Cocoa	175	ICE	4,087,565 USD	09/13/18	308,435
Cocoa	117	ICE	1,986,946 GBP	09/13/18	209,621
Copper	126	LME	22,818,866 USD	08/13/18	(1,934,366)
Copper	135	LME	23,147,297 USD	07/16/18	(744,047)
Copper	51	COMEX	3,846,654 USD	09/26/18	(65,004)
Copper	73	LME	12,724,769 USD	09/17/18	(628,669)
Cotton No. 2	148	ICE	6,840,419 USD	12/06/18	(630,339)
Cotton No. 2	17	ICE	711,631 USD	03/07/19	(521)
Crude Palm Oil	167	MYX	9,429,675 MYR	09/14/18	69,656
DAX Index	135	Eurex	43,356,437 EUR	09/21/18	(2,119,848)
Dollar Index	54	ICE	5,056,427 USD	09/17/18	38,419
E-mini Dow	39	CBOT	4,926,422 USD	09/21/18	(194,747)
E-mini NASDAQ-100	49	CME	7,059,122 USD	09/21/18	(133,707)
E-mini Russell 2000	262	CME	21,977,891 USD	09/21/18	(395,641)
Euro FX Currency	763	CME	112,725,833 USD	09/17/18	(788,964)
Euro Stoxx 50	1,365	Eurex	46,466,767 EUR	09/21/18	(209,757)
Euro-BOBL	187	Eurex	24,613,846 EUR	09/06/18	119,050
Euro-Bund	2,792	Eurex	449,827,942 EUR	09/06/18	4,684,814
Euro-BUXL	35	Eurex	6,136,955 EUR	09/06/18	96,397

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Euro-Oat	978	Eurex	149,663,507 EUR	09/06/18	$1,724,389
Euro-Schatz	1,049	Eurex	117,483,027 EUR	09/06/18	109,934
FTSE 100 Index	198	ICE	15,126,125 GBP	09/21/18	(99,186)
FTSE/MIB Index	80	IDEM	8,884,290 EUR	09/21/18	(300,229)
Gasoline RBOB	171	NYMEX	14,801,820 USD	07/31/18	648,098
Gold 100 Oz	150	COMEX	19,498,231 USD	08/29/18	(680,731)
Hang Seng China Enterprises Index	104	HKFE	56,494,741 HKD	07/30/18	3,067
Hang Seng Index	3	HKFE	4,295,622 HKD	07/30/18	1,692
Japan 10-Year Bond	57	OSE	8,588,631,310 JPY	09/12/18	83,536
Japanese Yen Currency	1,142	CME	130,182,276 USD	09/17/18	(743,713)
KC HRW Wheat	23	CBOT	637,490 USD	09/14/18	(75,715)
Korea 3-Year Bond	40	KRX FM	4,322,060,000 KRW	09/18/18	305
KOSPI 200 Index	94	KRX FM	7,456,926,000 KRW	09/13/18	(365,120)
Lead	205	LME	11,999,709 USD	07/16/18	360,509
Lead	267	LME	16,573,275 USD	08/13/18	(481,518)
Lead	18	LME	1,082,450 USD	09/17/18	2,275
Lean Hogs	1,397	CME	35,918,345 USD	10/12/18	(2,516,075)
Long Gilt	208	ICE	25,508,609 GBP	09/26/18	115,968
Low Sulphur Gasoil	41	ICE	2,719,033 USD	09/12/18	63,842
Low Sulphur Gasoil	127	ICE	8,085,091 USD	08/10/18	509,634
MSCI Singapore Index	182	SGX	6,713,194 SGD	07/30/18	(38,161)
MSCI Taiwan Index	276	SGX	10,601,755 USD	07/30/18	96,005
Natural Gas	44	NYMEX	1,283,839 USD	09/26/18	(4,319)
Natural Gas	643	NYMEX	19,691,922 USD	01/29/19	228,218
Natural Gas	990	NYMEX	28,569,752 USD	07/27/18	377,848
Natural Gas	262	NYMEX	7,635,944 USD	08/29/18	(35,324)
Natural Gas	459	NYMEX	12,311,844 USD	08/28/19	35,256
New Zealand Dollar Currency	119	CME	8,338,634 USD	09/17/18	(282,334)
Nickel	62	LME	5,668,724 USD	09/17/18	(127,970)
Nickel	46	LME	3,965,358 USD	12/17/18	164,016
Nickel	163	LME	13,548,759 USD	07/16/18	960,360
Nickel	76	LME	6,560,089 USD	08/13/18	218,579
Nikkei 225	23	SGX	259,362,236 JPY	09/13/18	(32,536)
Norwegian Krone Currency	218	CME	54,392,319 USD	09/17/18	(786,119)
NY Harbor ULSD	147	NYMEX	13,391,187 USD	08/31/18	291,632
NY Harbor ULSD	212	NYMEX	19,070,416 USD	07/31/18	604,753
OMXS30 Index	2,069	Nasdaq OMX	323,404,555 SEK	07/20/18	(48,417)
Palladium	29	NYMEX	2,837,487 USD	09/26/18	(79,877)
Platinum	62	NYMEX	2,695,672 USD	10/29/18	(36,802)
Platinum	164	NYMEX	7,451,253 USD	01/29/19	(378,753)
S&P 500 E-mini	81	CME	11,277,939 USD	09/21/18	(255,459)
S&P Mid 400 E-mini	46	CME	9,225,287 USD	09/21/18	(227,227)
S&P/TSX 60 Index	496	CDE	95,477,852 CAD	09/20/18	62,000
SET50 Index	263	TFEX	55,440,408 THB	09/27/18	(13,019)
SGX Nifty 50	226	SGX	4,854,138 USD	07/26/18	(21,354)
Silver	85	COMEX	6,915,484 USD	09/26/18	(31,334)
Silver	54	COMEX	4,435,636 USD	12/27/18	(30,316)
Soybean	197	CBOT	8,946,689 USD	01/14/19	(190,039)
Soybean Meal	18	CBOT	606,072 USD	12/14/18	(12,252)
SPI 200	568	SFE	86,338,172 AUD	09/20/18	712,985
STOXX Europe 600 Banks	210	Eurex	4,053,313 EUR	09/21/18	(92,330)
Swiss Market Index	272	Eurex	23,444,194 CHF	09/21/18	(121,371)
TOPIX Index	1,099	OSE	19,454,081,212 JPY	09/13/18	(3,937,011)
U.S. Treasury 10-Year Note	1,939	CBOT	232,152,328 USD	09/19/18	891,235
Wheat	55	CBOT	1,480,377 USD	09/14/18	(101,940)
WTI Crude	2,012	NYMEX	128,162,383 USD	11/19/18	11,651,497
WTI Crude	1	NYMEX	49,353 USD	11/20/19	14,297
WTI Crude	91	NYMEX	6,124,567 USD	07/20/18	623,083
WTI Crude	439	NYMEX	28,685,777 USD	08/21/18	3,124,163
Zinc	45	LME	3,461,032 USD	12/17/18	(266,032)
Zinc	204	LME	15,766,979 USD	07/16/18	(1,020,329)
Zinc	169	LME	13,439,899 USD	08/13/18	(1,345,837)

					$4,198,721

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Short Futures
3 Month Euribor	1	ICE	250,324 EUR	03/18/19	$(439)
3 Month Euribor	1	ICE	250,462 EUR	12/17/18	(293)
90 Day Eurodollar	1	CME	242,085 USD	03/14/22	(490)
90 Day Eurodollar	11	CME	2,679,309 USD	06/15/20	11,259
90 Day Eurodollar	33	CME	8,047,757 USD	03/18/19	25,457
90 Day Eurodollar	42	CME	10,242,303 USD	12/17/18	19,502
90 Day Eurodollar	20	CME	4,887,506 USD	06/17/19	30,256
90 Day Eurodollar	56	CME	13,681,816 USD	09/17/18	25,516
90 Day Eurodollar	16	CME	3,906,639 USD	03/16/20	25,839
90 Day Eurodollar	1	CME	242,097 USD	12/13/21	(465)
90 Day Eurodollar	9	CME	2,184,726 USD	09/13/21	1,439
90 Day Eurodollar	15	CME	3,653,311 USD	12/16/19	14,498
90 Day Eurodollar	553	CME	134,305,188 USD	09/16/19	92,088
90 Day Eurodollar	11	CME	2,678,134 USD	03/15/21	9,809
90 Day Eurodollar	455	CME	110,400,723 USD	09/14/20	34,786
90 Day Eurodollar	15	CME	3,643,348 USD	12/14/20	5,098
90 Day Eurodollar	10	CME	2,427,986 USD	06/14/21	2,111
90 Day Eurodollar	1	CME	242,571 USD	09/19/22	9
90 Day Eurodollar	1	CME	242,609 USD	06/13/22	34
90 Day Eurodollar	2	CME	485,045 USD	12/19/22	20
90 Day Sterling	4	ICE	496,085 GBP	09/19/18	211
90 Day Sterling	4	ICE	495,635 GBP	12/19/18	(20)
90 Day Sterling	3	ICE	371,560 GBP	03/20/19	113
90 Day Sterling	289	ICE	35,766,681 GBP	06/19/19	3,869
90 Day Sterling	3	ICE	371,148 GBP	09/18/19	162
90 Day Sterling	4	ICE	494,547 GBP	12/18/19	260
90 Day Sterling	3	ICE	370,798 GBP	03/18/20	294
90 Day Sterling	3	ICE	370,660 GBP	06/17/20	310
90 Day Sterling	3	ICE	370,535 GBP	09/16/20	393
Aluminum	175	LME	9,784,726 USD	08/13/18	479,101
Aluminum	210	LME	11,881,963 USD	07/16/18	520,963
Aluminum	9	LME	488,181 USD	09/17/18	8,538
Australian 10-Year Bond	2,653	SFE	341,541,825 AUD	09/17/18	(1,224,550)
Australian 3-Year Bond	293	SFE	32,502,174 AUD	09/17/18	(89,902)
Australian Dollar Currency	204	CME	15,376,066 USD	09/17/18	284,146
Bank Acceptance	129	CDE	31,465,012 CAD	06/17/19	(14,491)
BIST 30 Index	772	ISE	9,382,570 TRY	08/31/18	6,065
Brent Crude	1	ICE	69,875 USD	10/31/19	(2,745)
British Pound Currency	515	CME	43,015,342 USD	09/17/18	411,967
CAC40 Index	15	Euronext	817,481 EUR	07/20/18	22,662
Canadian 10-Year Bond	1,011	CDE	134,765,580 CAD	09/19/18	(2,622,926)
Canadian Dollar Currency	1,832	CME	140,593,851 USD	09/18/18	1,068,731
Cattle Feeder	179	CME	13,106,953 USD	09/27/18	(403,072)
Cattle Feeder	20	CME	1,412,488 USD	08/30/18	(100,762)
Coffee	226	ICE	10,003,429 USD	09/18/18	248,704
Coffee	264	ICE	12,121,993 USD	12/18/18	385,543
Coffee Robusta	88	ICE	1,506,913 USD	09/24/18	19,713
Copper	21	COMEX	1,562,637 USD	09/26/18	5,487
Copper	126	LME	21,814,184 USD	08/13/18	929,684
Copper	135	LME	23,216,396 USD	07/16/18	813,146
Copper	28	LME	4,702,565 USD	09/17/18	62,965
Corn	993	CBOT	18,537,526 USD	12/14/18	104,963
DAX Index	61	Eurex	19,485,821 EUR	09/21/18	835,395
Euro BUXL 30-Year Bond	46	Eurex	7,986,475 EUR	09/06/18	(219,225)
Euro FX Currency	930	CME	137,033,540 USD	09/17/18	596,728
Euro Stoxx 50	9,265	Eurex	319,101,215 EUR	09/21/18	5,751,491
Euro-BOBL	194	Eurex	25,528,282 EUR	09/06/18	(131,609)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Euro-BTP	58	Eurex	7,296,167 EUR	09/06/18	$(97,807)
Euro-Bund	57	Eurex	9,182,768 EUR	09/06/18	(96,440)
Euro-Oat	55	Eurex	8,415,845 EUR	09/06/18	(97,926)
FTSE 100 Index	926	ICE	70,301,022 GBP	09/21/18	(117,283)
FTSE China A50 Index	182	SGX	2,084,165 USD	07/30/18	(14,295)
FTSE KLCI Index	28	MYX	2,343,976 MYR	07/31/18	(7,705)
FTSE/JSE Top 40	63	Safex	31,483,166 ZAR	09/20/18	(78,660)
Gasoline RBOB	22	NYMEX	1,940,326 USD	08/31/18	(29,734)
Gold 100 Oz	154	COMEX	19,697,438 USD	08/29/18	378,138
Gold 100 Oz	31	COMEX	3,946,711 USD	12/27/18	21,181
Hang Seng China Enterprises Index	4	HKFE	2,153,669 HKD	07/30/18	(2,566)
Hang Seng Index	114	HKFE	163,046,868 HKD	07/30/18	(88,117)
Japan 10-Year Bond	90	OSE	13,561,229,586 JPY	09/12/18	(129,797)
Japanese Yen Currency	426	CME	48,543,803 USD	09/17/18	259,365
KC HRW Wheat	137	CBOT	3,922,184 USD	12/14/18	418,409
Korea 10-Year Bond	41	KRX FM	4,923,675,676 KRW	09/18/18	(40,847)
KOSPI 200 Index	61	KRX FM	4,632,229,500 KRW	09/13/18	51,350
Lead	267	LME	15,871,738 USD	08/13/18	(220,018)
Lead	205	LME	12,074,078 USD	07/16/18	(286,141)
Lead	343	LME	20,772,485 USD	09/17/18	102,448
Lean Hogs	81	CME	2,537,872 USD	08/14/18	60,892
Live Cattle	147	CME	6,078,178 USD	08/31/18	(197,252)
Live Cattle	461	CME	19,574,530 USD	10/31/18	(714,080)
Long Gilt	119	ICE	14,584,384 GBP	09/26/18	(78,863)
Mexican Peso Currency	448	CME	10,694,686 USD	09/17/18	(440,354)
MSCI EAFE Index	12	ICE	1,166,510 USD	09/21/18	(6,731)
MSCI Emerging Market	46	ICE	2,446,313 USD	09/21/18	723
Natural Gas	736	NYMEX	20,933,912 USD	08/29/18	(417,448)
Natural Gas	459	NYMEX	12,286,486 USD	03/27/19	17,416
Natural Gas	71	NYMEX	2,119,526 USD	07/27/18	43,486
New Zealand Dollar Currency	680	CME	47,476,441 USD	09/17/18	1,440,441
Nickel	76	LME	6,932,003 USD	08/13/18	153,335
Nickel	163	LME	14,089,778 USD	07/16/18	(419,341)
Nickel	80	LME	7,166,169 USD	09/17/18	16,809
Nikkei 225	17	SGX	189,470,053 JPY	09/13/18	3,884
Palladium	5	NYMEX	482,290 USD	09/26/18	6,839
Palladium	91	NYMEX	8,619,640 USD	12/27/18	14,680
Platinum	126	NYMEX	5,500,716 USD	10/29/18	97,206
S&P 500	78	CME	54,260,173 USD	09/20/18	1,188,973
S&P 500 E-mini	3,131	CME	433,879,194 USD	09/21/18	7,812,714
S&P/TSX 60 Index	115	CDE	21,964,405 CAD	09/20/18	(145,662)
Short-Term Euro-BTP	74	Eurex	8,082,293 EUR	09/06/18	(125,290)
Silver	140	COMEX	11,370,392 USD	09/26/18	31,792
Soybean	334	CBOT	15,170,171 USD	11/14/18	474,171
Soybean Oil	235	CBOT	4,193,906 USD	12/14/18	566
Soybean Oil	6	CBOT	109,904 USD	01/14/19	1,940
Sugar 11	832	ICE	12,092,191 USD	02/28/19	24,863
Sugar 11	726	ICE	10,294,425 USD	09/28/18	333,705
Swedish Krona Currency	200	CME	46,512,220 USD	09/17/18	1,632,220
Swiss Franc Currency	4,115	CME	524,317,982 USD	09/17/18	1,970,170
Swiss Market Index	521	Eurex	44,040,571 CHF	09/21/18	(641,401)
U.S. Treasury 10-Year Note	2,933	CBOT	351,384,019 USD	09/19/18	(1,125,918)
U.S. Treasury 2-Year Note	441	CBOT	93,606,285 USD	09/28/18	190,081
U.S. Treasury 5-Year Note	246	CBOT	28,021,726 USD	09/28/18	71,898
U.S. Treasury Long Bond	61	CBOT	8,806,515 USD	09/19/18	(38,485)
Ultra 10-Year U.S. Treasury Note	76	CBOT	9,727,352 USD	09/19/18	(18,461)
Ultra U.S. Treasury Bond	20	CBOT	3,151,413 USD	09/19/18	(39,837)
Wheat	446	CBOT	12,009,829 USD	12/14/18	486,304
White Sugar	70	ICE	1,195,206 USD	07/16/18	(28,045)
WTI Crude	63	NYMEX	4,444,450 USD	07/20/18	(227,000)
WTI Crude	1,299	NYMEX	87,116,922 USD	09/20/18	(5,008,159)
WTI Crude	429	NYMEX	27,972,220 USD	08/21/18	(3,113,120)
Zinc	169	LME	13,012,339 USD	08/13/18	918,276
Zinc	204	LME	16,128,578 USD	07/16/18	1,381,928
Zinc	193	LME	15,091,801 USD	09/17/18	1,306,776

					$14,868,532

Total Futures Contracts Outstanding					$19,067,253

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2018

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	57,522,861	USD	1,917,429	Barclays Bank plc	09/25/18	$(87,295)
ARS	117,519,834	USD	4,200,888	Barclays Bank plc	07/10/18	(168,654)
AUD	2,400,000	USD	1,783,137	Morgan Stanley & Co. International plc	07/03/18	—
AUD	27,000,000	USD	20,043,426	JPMorgan Chase Bank, N.A.	07/03/18	—
AUD	1,120,000	USD	848,388	Merrill Lynch International	09/19/18	(19,346)
AUD	2,400,000	USD	1,783,137	Morgan Stanley & Co. International plc	07/23/18	(6,924)
AUD	27,000,000	USD	20,043,426	JPMorgan Chase Bank, N.A.	08/20/18	(58,911)
BRL	16,610,376	USD	4,390,283	Morgan Stanley & Co. International plc	07/03/18	(104,564)
BRL	24,582,336	USD	6,441,768	Deutsche Bank AG	07/03/18	(99,166)
BRL	77,904,760	USD	20,323,444	Merrill Lynch International	07/03/18	(222,881)
BRL	8,305,188	USD	2,195,175	Morgan Stanley & Co. International plc	08/16/18	(62,782)
BRL	8,202,336	USD	2,161,467	Deutsche Bank AG	08/21/18	(56,474)
BRL	8,190,000	USD	2,156,228	Deutsche Bank AG	08/16/18	(53,410)
BRL	240,581	USD	62,633	Merrill Lynch International	08/02/18	(776)
BRL	19,480,203	USD	5,326,462	Barclays Bank plc	07/03/18	(300,286)
CAD	1,917,533	USD	1,459,370	Merrill Lynch International	09/19/18	1,197
CHF	19,000,000	USD	19,277,048	Morgan Stanley & Co. International plc	07/03/18	—
CHF	10,111,590	USD	10,343,395	Morgan Stanley & Co. LLC	09/19/18	(64,414)
CHF	19,000,000	USD	19,277,048	Morgan Stanley & Co. International plc	07/19/18	(65,456)
CLP	4,418,310,500	USD	6,877,422	Morgan Stanley & Co. International plc	07/03/18	(115,340)
CLP	3,288,471,000	USD	5,145,633	Deutsche Bank AG	07/03/18	(112,734)
CLP	3,136,181,530	USD	4,977,118	Merrill Lynch International	09/20/18	(176,852)
CLP	1,358,620,500	USD	2,130,000	Deutsche Bank AG	07/31/18	(50,503)
CLP	420,630,000	USD	657,872	Deutsche Bank AG	08/07/18	(14,048)
CLP	1,696,040,000	USD	2,653,341	Morgan Stanley & Co. International plc	08/14/18	(57,380)
CLP	1,213,050,000	USD	1,894,858	Morgan Stanley & Co. International plc	07/31/18	(38,170)
CLP	571,230,000	USD	900,000	Deutsche Bank AG	07/17/18	(25,712)
CNH	34,365,717	EUR	4,565,417	Barclays Bank plc	09/19/18	(195,779)
CNH	67,000,000	USD	10,422,338	State Street Bank and Trust Company	09/17/18	(348,482)
CNH	71,736,736	USD	10,980,267	Barclays Bank plc	09/19/18	(195,005)
CNH	30,225,302	USD	4,743,382	Morgan Stanley & Co. International PLC	08/24/18	(194,578)
COP	12,243,908,000	USD	4,164,569	Morgan Stanley & Co. International plc	07/03/18	12,742
COP	17,292,320,000	USD	5,909,701	Deutsche Bank AG	07/03/18	(9,999)
COP	2,904,000,000	USD	986,913	UBS AG	07/03/18	3,859
COP	8,646,160,000	USD	2,960,000	Deutsche Bank AG	07/13/18	(11,539)
COP	2,859,000,000	USD	974,647	Deutsche Bank AG	09/13/18	(2,318)
COP	2,619,000,000	USD	891,326	Deutsche Bank AG	07/17/18	1,660
COP	4,316,048,000	USD	1,468,227	Morgan Stanley & Co. International plc	08/23/18	1,134
COP	2,904,000,000	USD	986,913	UBS AG	09/19/18	423
COP	4,759,700,000	USD	1,620,599	Morgan Stanley & Co. International plc	08/31/18	(817)
CZK	247,333,830	EUR	9,584,725	Morgan Stanley & Co. International PLC	09/19/18	(90,837)
CZK	67,541,184	USD	3,133,103	Merrill Lynch International	09/19/18	(83,574)
EUR	4,430,913	CNH	34,365,717	Barclays Bank plc	09/19/18	37,792
EUR	9,522,545	CZK	247,333,830	Morgan Stanley & Co. International PLC	09/19/18	17,801
EUR	2,056,659	GBP	1,800,000	Deutsche Bank AG	07/03/18	—
EUR	1,825,616	GBP	1,600,000	Morgan Stanley & Co. International plc	07/26/18	21,691
EUR	2,056,659	GBP	1,800,000	Deutsche Bank AG	07/26/18	27,725
EUR	23,000,000	GBP	20,287,796	State Street Bank and Trust Company	07/26/18	101,408
EUR	1,825,616	GBP	1,600,000	Morgan Stanley & Co. International plc	07/03/18	—
EUR	2,000,000	JPY	256,134,980	State Street Bank and Trust Company	07/26/18	22,436
EUR	1,904,994	NOK	18,000,000	JPMorgan Chase Bank, N.A.	07/18/18	15,595

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	989,876	NOK	9,400,000	Morgan Stanley & Co. International plc	07/18/18	$2,352
EUR	1,904,994	NOK	18,000,000	JPMorgan Chase Bank, N.A.	07/03/18	—
EUR	989,876	NOK	9,400,000	Morgan Stanley & Co. International plc	07/03/18	—
EUR	1,000,000	SEK	10,381,685	State Street Bank and Trust Company	07/26/18	8,652
EUR	5,521,000	USD	6,542,901	Merrill Lynch International	09/19/18	(57,988)
EUR	1,653,617	USD	1,952,150	Morgan Stanley & Co. LLC	09/19/18	(9,786)
EUR	1,483,326	USD	1,721,266	Barclays Bank plc	09/19/18	21,034
EUR	12,000,000	USD	14,061,700	State Street Bank and Trust Company	07/26/18	(25,029)
EUR	1,468,875	USD	1,719,392	State Street Bank and Trust Company	08/02/18	(463)
EUR	545,000	USD	637,136	State Street Bank and Trust Company	07/12/18	(281)
GBP	1,600,000	EUR	1,816,750	Morgan Stanley & Co. International plc	07/03/18	—
GBP	1,800,000	EUR	2,043,293	Deutsche Bank AG	07/03/18	—
GBP	1,800,000	EUR	2,043,293	Deutsche Bank AG	07/26/18	(12,091)
GBP	1,600,000	EUR	1,816,750	Morgan Stanley & Co. International plc	07/26/18	(11,321)
GBP	1,771,000	USD	2,382,204	Merrill Lynch International	09/19/18	(36,914)
GBP	821,760	USD	1,083,998	Morgan Stanley & Co. LLC	09/19/18	4,258
HKD	102,000,000	USD	13,001,743	Morgan Stanley & Co. International plc	07/03/18	—
HKD	2,319,821	USD	296,000	Merrill Lynch International	09/19/18	71
HKD	102,000,000	USD	13,001,743	Morgan Stanley & Co. International plc	07/26/18	2,725
HUF	1,430,000,000	USD	5,125,448	State Street Bank and Trust Company	07/06/18	(53,485)
IDR	335,326,000	USD	24,012	Deutsche Bank AG	07/03/18	—
IDR	335,326,000	USD	24,012	Deutsche Bank AG	07/17/18	(653)
IDR	154,298,518,132	USD	11,087,053	Barclays Bank plc	07/06/18	(300,503)
INR	216,791,600	USD	3,150,430	Morgan Stanley & Co. International plc	07/03/18	13,719
INR	213,583,200	USD	3,111,709	Deutsche Bank AG	07/03/18	5,612
INR	386,348,765	USD	5,687,873	Merrill Lynch International	09/19/18	(99,382)
INR	737,479,383	USD	10,865,961	Barclays Bank plc	07/11/18	(101,345)
INR	557,525,970	USD	8,220,066	Barclays Bank plc	07/12/18	(83,277)
INR	370,835,011	USD	5,408,912	Barclays Bank plc	07/19/18	(2,070)
INR	106,791,600	USD	1,548,714	Deutsche Bank AG	08/31/18	(691)
INR	186,706,462	USD	2,743,666	Barclays Bank plc	07/23/18	(22,972)
INR	110,000,000	USD	1,593,140	Morgan Stanley & Co. International plc	09/11/18	(692)
INR	372,300,352	USD	5,407,413	Barclays Bank plc	07/27/18	14,733
JPY	300,000,000	USD	2,740,725	Deutsche Bank AG	07/03/18	—
JPY	190,000,000	USD	1,738,798	UBS AG	07/03/18	—
JPY	300,000,000	USD	2,740,725	Deutsche Bank AG	07/26/18	(26,937)
JPY	190,000,000	USD	1,738,798	UBS AG	07/26/18	(20,066)
KRW	4,474,501,790	USD	4,022,537	Morgan Stanley & Co. International plc	07/03/18	—
KRW	6,402,711,000	USD	5,751,691	Deutsche Bank AG	07/03/18	—
KRW	19,682,142,025	USD	18,461,650	Merrill Lynch International	09/19/18	(737,973)
KRW	4,686,151,000	USD	4,210,000	Deutsche Bank AG	08/10/18	(1,128)
KRW	2,399,100,000	USD	2,155,686	Morgan Stanley & Co. International plc	08/21/18	(167)
KRW	2,075,401,790	USD	1,866,850	Morgan Stanley & Co. International plc	09/20/18	156
KRW	1,716,560,000	USD	1,541,691	Deutsche Bank AG	09/12/18	1,894
MXN	297,472,500	USD	13,500,000	JPMorgan Chase Bank, N.A.	06/19/19	694,417
MXN	297,472,500	USD	13,500,000	JPMorgan Chase Bank, N.A.	07/03/18	—
MXN	19,000,000	USD	957,919	Morgan Stanley & Co. International plc	07/17/18	(3,344)
NOK	18,000,000	EUR	1,901,640	JPMorgan Chase Bank, N.A.	07/03/18	—
NOK	9,400,000	EUR	993,229	Morgan Stanley & Co. International plc	07/03/18	—
NOK	18,000,000	EUR	1,901,640	JPMorgan Chase Bank, N.A.	07/18/18	(11,674)
NOK	9,400,000	EUR	993,229	Morgan Stanley & Co. International plc	07/18/18	(6,273)
NOK	103,600,000	USD	12,931,734	State Street Bank and Trust Company	09/17/18	(172,390)
NZD	20,000,000	USD	13,802,730	JPMorgan Chase Bank, N.A.	07/03/18	—
NZD	5,100,000	USD	3,520,703	Deutsche Bank AG	07/03/18	—
NZD	3,800,000	USD	2,658,451	JPMorgan Chase Bank, N.A.	07/05/18	(84,723)
NZD	5,100,000	USD	3,520,703	Deutsche Bank AG	08/15/18	(66,353)
NZD	20,000,000	USD	13,802,730	JPMorgan Chase Bank, N.A.	08/15/18	(256,259)
PEN	4,042,463	USD	1,233,486	Morgan Stanley & Co. International plc	07/03/18	(2,529)
PEN	2,684,926	USD	820,288	Deutsche Bank AG	07/03/18	(2,710)
PEN	35,230,108	USD	10,745,187	Barclays Bank plc	07/05/18	(18,036)
PEN	1,342,463	USD	410,000	Deutsche Bank AG	08/06/18	(1,755)
PEN	2,700,000	USD	823,286	Morgan Stanley & Co. International plc	08/06/18	(2,212)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	26,170,900	USD	486,593	Morgan Stanley & Co. International plc	07/03/18	$3,798
PHP	2,769,234	USD	51,455	Merrill Lynch International	09/19/18	261
PHP	26,170,900	USD	487,459	UBS AG	07/03/18	2,931
PHP	26,170,900	USD	486,593	Morgan Stanley & Co. International plc	07/25/18	3,305
PHP	52,850,000	USD	1,000,000	UBS AG	07/25/18	(10,692)
PLN	20,500,000	USD	5,674,426	State Street Bank and Trust Company	09/17/18	(194,284)
RUB	64,369,731	USD	1,019,757	Morgan Stanley & Co. International plc	07/03/18	5,218
RUB	63,162,588	USD	999,857	UBS AG	07/03/18	5,897
RUB	342,176,754	USD	5,394,132	Barclays Bank plc	09/19/18	11,260
RUB	64,369,731	USD	1,019,757	Morgan Stanley & Co. International plc	07/26/18	2,754
RUB	31,581,294	USD	500,000	UBS AG	07/26/18	1,668
SEK	6,711,824	USD	770,050	Merrill Lynch International	09/19/18	(16,235)
SGD	3,900,000	USD	2,865,315	Morgan Stanley & Co. International plc	07/03/18	—
SGD	14,061,876	USD	10,579,747	Merrill Lynch International	09/19/18	(239,547)
SGD	3,900,000	USD	2,865,315	Morgan Stanley & Co. International plc	07/26/18	(1,696)
THB	167,700,000	USD	5,252,114	State Street Bank and Trust Company	09/17/18	(179,061)
TRY	1,255,626	USD	257,389	Merrill Lynch International	09/19/18	7,055
TRY	5,748,022	USD	1,200,000	Morgan Stanley & Co. International plc	07/26/18	38,694
TRY	51,988,865	USD	10,706,387	Barclays Bank plc	09/19/18	242,806
TRY	5,748,022	USD	1,200,000	Morgan Stanley & Co. International plc	07/03/18	—
TWD	432,090,501	USD	14,200,485	Morgan Stanley & Co. International plc	07/03/18	(28,240)
TWD	104,081,500	USD	3,432,670	Deutsche Bank AG	07/03/18	(18,875)
TWD	356,044,847	USD	11,723,624	UBS AG	07/03/18	(45,619)
TWD	126,822,866	USD	4,300,917	Merrill Lynch International	09/19/18	(118,065)
TWD	178,344,847	USD	5,890,000	UBS AG	08/27/18	(19,072)
TWD	29,122,821	USD	959,300	Morgan Stanley & Co. International plc	08/03/18	(2,273)
TWD	75,031,500	USD	2,475,062	Deutsche Bank AG	08/22/18	(5,998)
TWD	29,050,000	USD	957,608	Deutsche Bank AG	07/27/18	(3,399)
TWD	47,567,680	USD	1,571,784	Morgan Stanley & Co. International plc	09/12/18	(3,935)
TWD	177,700,000	USD	5,848,896	Morgan Stanley & Co. International plc	08/27/18	804
TWD	173,494,174	USD	5,702,356	Barclays Bank plc	08/24/18	14,551
ZAR	25,000,000	USD	1,873,223	Morgan Stanley & Co. International plc	07/03/18	—
ZAR	76,100,808	USD	5,865,252	Merrill Lynch International	09/19/18	(372,629)
ZAR	96,000,000	USD	7,050,776	UBS AG	07/11/18	(59,425)
ZAR	25,000,000	USD	1,873,223	Morgan Stanley & Co. International plc	07/11/18	(52,559)
ZAR	71,881,063	USD	5,241,016	Barclays Bank plc	09/19/18	(52,956)
ZAR	64,443,438	USD	4,713,299	Morgan Stanley & Co. International PLC	09/19/18	(62,055)
USD	1,447,666	ARS	37,335,302	Barclays Bank plc	07/10/18	166,651
USD	3,023,549	ARS	80,184,532	JPMorgan Chase Bank, N.A.	07/10/18	272,331
USD	906,466	ARS	26,931,098	JPMorgan Chase Bank, N.A.	09/25/18	49,632
USD	81,756	ARS	2,424,056	Morgan Stanley & Co. International PLC	09/25/18	4,632
USD	944,908	ARS	28,167,707	Bank of America, N.A.	09/25/18	48,731
USD	219,151	AUD	292,000	Merrill Lynch International	09/19/18	3,008
USD	20,456,780	AUD	27,000,000	JPMorgan Chase Bank, N.A.	08/20/18	472,265
USD	1,793,046	AUD	2,400,000	Morgan Stanley & Co. International plc	07/23/18	16,832
USD	1,793,046	AUD	2,400,000	Morgan Stanley & Co. International plc	07/03/18	—
USD	20,456,780	AUD	27,000,000	JPMorgan Chase Bank, N.A.	07/03/18	—
USD	2,253,281	BRL	8,190,000	Deutsche Bank AG	08/16/18	150,463
USD	20,657,504	BRL	77,904,760	Merrill Lynch International	07/03/18	556,940
USD	5,169,905	BRL	19,480,203	Barclays Bank plc	07/03/18	143,729
USD	2,149,009	BRL	8,202,336	Deutsche Bank AG	08/21/18	44,015
USD	4,313,785	BRL	16,392,336	Deutsche Bank AG	07/03/18	84,323
USD	2,186,036	BRL	8,305,188	Morgan Stanley & Co. International plc	08/16/18	53,643
USD	8,642,565	BRL	33,183,028	Merrill Lynch International	08/02/18	110,688
USD	4,339,983	BRL	16,610,376	Morgan Stanley & Co. International plc	07/03/18	54,263
USD	1,927,451	CAD	2,500,000	State Street Bank and Trust Company	07/09/18	25,568
USD	459,000	CAD	606,174	Merrill Lynch International	09/19/18	(2,717)
USD	19,164,449	CHF	18,713,272	Morgan Stanley & Co. LLC	09/19/18	141,390
USD	19,118,772	CHF	19,000,000	Morgan Stanley & Co. International plc	07/19/18	(92,820)
USD	19,118,772	CHF	19,000,000	Morgan Stanley & Co. International plc	07/03/18	—
USD	1,690,317	CLP	1,081,045,655	Merrill Lynch International	09/20/18	35,660
USD	2,678,818	CLP	1,696,040,000	Morgan Stanley & Co. International plc	08/14/18	82,857

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,905,274	CLP	1,213,050,000	Morgan Stanley & Co. International plc	07/31/18	$48,586
USD	656,281	CLP	420,630,000	Deutsche Bank AG	08/07/18	12,457
USD	2,122,664	CLP	1,358,620,500	Deutsche Bank AG	07/31/18	43,166
USD	6,941,328	CLP	4,418,310,500	Morgan Stanley & Co. International plc	07/03/18	179,246
USD	892,658	CLP	571,230,000	Deutsche Bank AG	07/17/18	18,371
USD	6,000,827	CLP	3,859,701,000	Deutsche Bank AG	07/03/18	93,679
USD	8,366,926	CNH	54,011,015	Morgan Stanley & Co. International PLC	09/19/18	246,639
USD	5,428,708	CNH	35,031,993	Barclays Bank plc	09/19/18	161,822
USD	4,695,997	CNH	30,225,302	Barclays Bank plc	08/24/18	147,193
USD	900,000	COP	2,619,000,000	Deutsche Bank AG	07/17/18	7,014
USD	1,480,761	COP	4,316,048,000	Morgan Stanley & Co. International plc	08/23/18	11,400
USD	1,650,954	COP	4,759,700,000	Morgan Stanley & Co. International plc	08/31/18	31,172
USD	1,000,000	COP	2,859,000,000	Deutsche Bank AG	09/13/18	27,671
USD	1,000,000	COP	2,904,000,000	UBS AG	09/19/18	12,665
USD	2,951,787	COP	8,646,160,000	Deutsche Bank AG	07/13/18	3,326
USD	1,080,361	COP	3,168,160,000	Morgan Stanley & Co. International plc	07/03/18	(534)
USD	5,027,530	COP	14,673,320,000	Deutsche Bank AG	07/03/18	21,364
USD	1,000,000	COP	2,904,000,000	UBS AG	07/03/18	9,229
USD	2,786,505	CZK	61,326,939	Merrill Lynch International	09/19/18	17,555
USD	6,127,862	EGP	113,096,794	Barclays Bank plc	08/16/18	(118,750)
USD	1,402,526	EGP	25,834,525	Barclays Bank plc	08/23/18	(21,625)
USD	1,826,664	EGP	33,975,956	JPMorgan Chase Bank, N.A.	08/27/18	(44,227)
USD	51,699,263	EUR	43,565,571	State Street Bank and Trust Company	09/17/18	535,712
USD	2,192,573	EUR	1,866,000	Merrill Lynch International	09/19/18	789
USD	27,077,434	EUR	23,149,703	Barclays Bank plc	09/19/18	(113,979)
USD	535,899	EUR	455,000	State Street Bank and Trust Company	09/27/18	1,110
USD	77,818,814	EUR	67,030,000	State Street Bank and Trust Company	08/02/18	(622,032)
USD	206,406	EUR	176,558	State Street Bank and Trust Company	07/12/18	91
USD	30,845,097	GBP	22,965,942	State Street Bank and Trust Company	09/17/18	434,597
USD	2,764,002	GBP	2,056,470	Morgan Stanley & Co. LLC	09/19/18	40,620
USD	388,412	GBP	293,000	Merrill Lynch International	09/19/18	399
USD	727,208	HKD	5,696,135	Merrill Lynch International	09/19/18	230
USD	5,334,763	HKD	41,800,000	State Street Bank and Trust Company	09/17/18	177
USD	12,999,967	HKD	102,000,000	Morgan Stanley & Co. International plc	07/26/18	(4,502)
USD	12,999,967	HKD	102,000,000	Morgan Stanley & Co. International plc	07/03/18	—
USD	5,255,421	HUF	1,430,000,000	State Street Bank and Trust Company	07/06/18	183,458
USD	5,224,818	HUF	1,424,717,549	Merrill Lynch International	09/19/18	148,102
USD	5,144,070	HUF	1,430,000,000	State Street Bank and Trust Company	09/17/18	49,112
USD	23,528	IDR	335,326,000	Deutsche Bank AG	07/03/18	—
USD	10,978,975	IDR	154,298,518,132	Barclays Bank plc	07/06/18	192,425
USD	23,528	IDR	335,326,000	Deutsche Bank AG	07/17/18	170
USD	3,837,536	ILS	13,675,471	Merrill Lynch International	09/20/18	78,293
USD	1,621,080	INR	110,000,000	Morgan Stanley & Co. International plc	09/11/18	28,632
USD	10,927,644	INR	737,479,383	Barclays Bank plc	07/11/18	163,028
USD	9,815,054	INR	675,398,064	Merrill Lynch International	09/19/18	45,496
USD	8,200,121	INR	557,525,970	Barclays Bank plc	07/12/18	63,332
USD	8,222,511	INR	556,951,789	Barclays Bank plc	07/16/18	98,647
USD	2,766,921	INR	189,451,113	JPMorgan Chase Bank, N.A.	09/19/18	28,192
USD	2,751,251	INR	189,451,113	Barclays Bank plc	09/19/18	12,521
USD	5,428,708	INR	370,835,011	Barclays Bank plc	07/19/18	21,866
USD	2,705,166	INR	185,073,951	Barclays Bank plc	07/20/18	7,131
USD	2,722,065	INR	186,706,462	Barclays Bank plc	07/23/18	1,372
USD	5,441,794	INR	372,300,352	Barclays Bank plc	07/27/18	19,648
USD	3,181,996	INR	216,791,600	Morgan Stanley & Co. International plc	07/03/18	17,847
USD	1,550,626	INR	106,791,600	Deutsche Bank AG	08/31/18	2,602
USD	5,559,719	INR	385,788,889	Barclays Bank plc	08/02/18	(54,172)
USD	3,107,915	INR	213,583,200	Deutsche Bank AG	07/03/18	(9,405)
USD	27,765,181	JPY	3,000,000,000	State Street Bank and Trust Company	07/02/18	668,581
USD	1,724,847	JPY	190,000,000	UBS AG	07/03/18	—
USD	2,744,646	JPY	300,000,000	Deutsche Bank AG	07/03/18	—
USD	904,575	JPY	98,233,448	Merrill Lynch International	09/19/18	12,501
USD	7,449,385	JPY	815,000,000	State Street Bank and Trust Company	09/18/18	48,802

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,724,847	JPY	190,000,000	UBS AG	07/26/18	$6,115
USD	2,744,646	JPY	300,000,000	Deutsche Bank AG	07/26/18	30,859
USD	997,964	JPY	110,000,000	Deutsche Bank AG	07/06/18	4,228
USD	27,306,985	JPY	3,000,000,000	State Street Bank and Trust Company	10/16/18	5,534
USD	4,313,497	KRW	4,686,151,000	Deutsche Bank AG	08/10/18	104,626
USD	1,920,888	KRW	2,075,401,790	Morgan Stanley & Co. International plc	09/20/18	53,881
USD	2,885,315	KRW	3,149,686,540	Deutsche Bank AG	07/03/18	—
USD	5,795,755	KRW	6,294,324,832	Merrill Lynch International	09/19/18	127,743
USD	1,600,000	KRW	1,716,560,000	Deutsche Bank AG	09/12/18	56,414
USD	187,196	KRW	200,000,000	State Street Bank and Trust Company	09/17/18	7,116
USD	2,158,285	KRW	2,399,100,000	Morgan Stanley & Co. International plc	08/21/18	2,765
USD	2,158,285	KRW	2,399,100,000	Morgan Stanley & Co. International plc	07/03/18	—
USD	5,578,011	KRW	6,223,386,537	Barclays Bank plc	07/27/18	(16,170)
USD	5,565,067	KRW	6,198,372,036	Barclays Bank plc	08/03/18	(7,505)
USD	14,004,545	MXN	297,472,500	JPMorgan Chase Bank, N.A.	07/03/18	—
USD	14,563,231	MXN	303,908,423	State Street Bank and Trust Company	09/17/18	(560,585)
USD	942,857	MXN	19,000,000	Morgan Stanley & Co. International plc	07/03/18	—
USD	942,857	MXN	19,000,000	Morgan Stanley & Co. International plc	07/17/18	(11,718)
USD	14,004,545	MXN	297,472,500	JPMorgan Chase Bank, N.A.	06/19/19	(189,872)
USD	124,875	MYR	500,000	State Street Bank and Trust Company	09/18/18	1,269
USD	2,870,556	NOK	23,196,221	Merrill Lynch International	09/19/18	13,482
USD	3,542,011	NZD	5,100,000	Deutsche Bank AG	07/03/18	—
USD	14,028,318	NZD	20,000,000	JPMorgan Chase Bank, N.A.	08/15/18	481,847
USD	3,542,011	NZD	5,100,000	Deutsche Bank AG	08/15/18	87,661
USD	14,028,318	NZD	20,000,000	JPMorgan Chase Bank, N.A.	07/03/18	—
USD	2,626,393	NZD	3,800,000	JPMorgan Chase Bank, N.A.	07/05/18	52,665
USD	821,868	PEN	2,700,000	Morgan Stanley & Co. International plc	08/06/18	794
USD	10,758,927	PEN	35,230,108	Barclays Bank plc	07/05/18	31,777
USD	5,481,803	PEN	17,979,764	Barclays Bank plc	09/14/18	19,577
USD	409,787	PEN	1,342,463	Morgan Stanley & Co. International plc	07/03/18	998
USD	409,537	PEN	1,342,463	Deutsche Bank AG	08/06/18	1,292
USD	2,946,600	PEN	9,656,598	Barclays Bank plc	08/02/18	9,128
USD	819,738	PEN	2,684,926	Deutsche Bank AG	07/03/18	2,159
USD	5,710,805	PHP	304,227,187	Merrill Lynch International	09/19/18	29,316
USD	490,000	PHP	26,170,900	Morgan Stanley & Co. International plc	07/25/18	103
USD	984,192	PHP	52,850,000	UBS AG	07/25/18	(5,116)
USD	977,753	PHP	52,341,800	Morgan Stanley & Co. International plc	07/03/18	(3,027)
USD	984,192	PHP	52,850,000	UBS AG	07/03/18	(6,111)
USD	4,030,017	PLN	14,751,727	Merrill Lynch International	09/19/18	86,352
USD	3,906,772	RUB	247,841,394	Merrill Lynch International	09/19/18	(8,823)
USD	5,453,233	RUB	342,176,754	Barclays Bank plc	09/19/18	47,842
USD	1,008,857	RUB	64,369,730	Morgan Stanley & Co. International plc	07/26/18	(13,654)
USD	1,508,525	RUB	95,951,024	Morgan Stanley & Co. International plc	07/03/18	(19,327)
USD	498,566	RUB	31,581,294	UBS AG	07/26/18	(3,102)
USD	498,566	RUB	31,581,294	UBS AG	07/03/18	(4,311)
USD	7,412,507	SEK	64,491,123	Merrill Lynch International	09/19/18	169,395
USD	34,785,971	SEK	299,333,281	State Street Bank and Trust Company	09/17/18	1,172,730
USD	3,562,514	SGD	4,818,876	Merrill Lynch International	09/19/18	19,024
USD	2,589,701	SGD	3,450,000	State Street Bank and Trust Company	09/17/18	52,920
USD	2,891,345	SGD	3,900,000	Morgan Stanley & Co. International plc	07/26/18	27,727
USD	2,891,345	SGD	3,900,000	Morgan Stanley & Co. International plc	07/03/18	—
USD	1,232,428	TRY	5,748,022	Morgan Stanley & Co. International plc	07/03/18	—
USD	6,419,010	TRY	30,382,110	Merrill Lynch International	09/19/18	20,340
USD	5,259,731	TRY	24,750,000	State Street Bank and Trust Company	09/17/18	42,811
USD	10,598,881	TRY	51,988,865	Barclays Bank plc	09/19/18	(350,313)
USD	1,232,428	TRY	5,748,022	Morgan Stanley & Co. International plc	07/26/18	(6,265)
USD	4,743,382	TWD	140,712,415	Morgan Stanley & Co. International PLC	08/24/18	106,686
USD	977,687	TWD	29,050,000	Deutsche Bank AG	07/27/18	23,477
USD	982,697	TWD	29,122,821	Morgan Stanley & Co. International plc	08/03/18	25,670
USD	3,655,735	TWD	109,441,030	Merrill Lynch International	09/19/18	46,167
USD	1,600,000	TWD	47,567,680	Morgan Stanley & Co. International plc	09/12/18	32,151
USD	12,552,992	TWD	373,878,308	Barclays Bank plc	08/24/18	233,112

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,480,380	TWD	75,031,500	Deutsche Bank AG	08/22/18	$11,316
USD	5,866,874	TWD	177,700,000	Morgan Stanley & Co. International plc	08/27/18	17,174
USD	5,869,688	TWD	178,344,848	UBS AG	08/27/18	(1,240)
USD	14,282,188	TWD	432,090,501	Morgan Stanley & Co. International plc	07/03/18	109,943
USD	11,690,192	TWD	356,044,848	UBS AG	07/03/18	12,188
USD	3,458,067	TWD	104,081,500	Deutsche Bank AG	07/03/18	44,271
USD	1,969,589	ZAR	25,000,000	Morgan Stanley & Co. International plc	07/11/18	148,925
USD	7,251,232	ZAR	96,000,000	UBS AG	07/11/18	259,881
USD	3,165,774	ZAR	43,577,500	Merrill Lynch International	09/19/18	20,541
USD	18,391,645	ZAR	249,867,385	Barclays Bank plc	09/19/18	357,312
USD	22,343,151	ZAR	303,804,290	Morgan Stanley & Co. International PLC	09/19/18	415,889
USD	16,598,493	ZAR	225,860,261	Bank of America, N.A.	09/19/18	296,889

Total Forward Foreign Currency Exchange Contracts Outstanding						$3,716,834

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at June 30, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Allstate Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	$(94,751)	$(102,316)	$7,565
Altria Group, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	14,975,000 USD	(363,643)	(370,187)	6,544
Campbell Soup Co.	(1.00)%	3M	6/20/2023	Goldman Sachs International	11,275,000 USD	41,458	100,373	(58,915)
Campbell Soup Co.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	11,215	28,860	(17,645)
Cardinal Health, Inc	(1.00)%	3M	6/20/2023	Goldman Sachs International	8,175,000 USD	(21,022)	(28,682)	7,660
Duke Energy Carolinas LLC	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	(95,816)	(99,392)	3,576
General Electric Co.	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,525,000 USD	(125,707)	(87,537)	(38,170)
IBM Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	(87,694)	(95,016)	7,322
Johnson & Johnson	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,550,000 USD	(602,032)	(600,195)	(1,837)
Loews Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	(99,872)	(103,779)	3,907
Newell Brands, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	45,200	47,827	(2,627)
Newell Brands, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	12,800,000 USD	189,691	192,141	(2,450)
Pitney Bowes, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	9,350,000 USD	1,369,663	1,269,174	100,489
Pitney Bowes, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	446,789	416,012	30,777
Procter & Gamble Co.	(1.00)%	3M	6/20/2023	Goldman Sachs International	9,675,000 USD	(290,834)	(296,927)	6,093
Repubic of Turkey	(1.00)%	3M	12/20/2022	Credit Suisse Securities (USA) LLC	2,816,000 USD	199,877	87,706	112,171
Republic of Argentina	0.000%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000 USD	(26,526)	(13,702)	(12,824)
Republic of Argentina	0.000%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000 USD	(26,526)	(38,091)	11,565
Republic of Argentina	0.000%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000 USD	(26,526)	(31,068)	4,542

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	0.000%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000 USD	$(26,526)	$(38,091)	$11,565
Republic of Argentina	0.000%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	900,000 USD	(14,043)	(9,081)	(4,962)
Republic of Argentina	0.000%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,500,000 USD	(54,611)	(41,018)	(13,593)
Republic of Korea	(1.00)%	3M	12/20/2022	Credit Suisse Securities (USA) LLC	5,584,690 USD	(126,839)	(132,544)	5,705
Republic of Korea	(1.00)%	3M	12/20/2021	Credit Suisse Securities (USA) LLC	8,195,477 USD	(170,941)	(237,533)	66,592
Republic of South Africa	(1.00)%	3M	6/20/2022	Credit Suisse Securities (USA) LLC	6,191,000 USD	186,479	321,382	(134,903)
Republic of South Africa	(1.00)%	3M	12/20/2022	Credit Suisse Securities (USA) LLC	5,580,000 USD	221,961	157,663	64,298
Republic of South Africa	(1.00)%	3M	12/20/2021	Credit Suisse Securities (USA) LLC	11,030,000 USD	240,002	519,199	(279,197)
Republic of Turkey	(1.00)%	3M	12/20/2021	Credit Suisse Securities (USA) LLC	1,713,000 USD	84,189	104,759	(20,570)
Republic of Turkey	(1.00)%	3M	6/20/2022	Credit Suisse Securities (USA) LLC	1,521,000 USD	90,090	81,500	8,590
Republic of Turkey	(1.00)%	3M	9/20/2020	Credit Suisse Securities (USA) LLC	4,178,000 USD	113,199	333,473	(220,274)
Republic of Turkey	(1.00)%	3M	12/20/2020	Credit Suisse Securities (USA) LLC	7,217,000 USD	224,521	508,322	(283,801)
Republic of Turkey	(1.00)%	3M	6/20/2021	Credit Suisse Securities (USA) LLC	4,143,000 USD	164,278	271,473	(107,195)
United Mexican States	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	11,374,000 USD	174,141	21,587	152,554
Viacom, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,675,000 USD	44,568	72,523	(27,955)
Viacom, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	36,988	51,864	(14,876)
Xerox Corp.	0.000%	3M	6/20/2023	Goldman Sachs International	3,175,000 USD	152,749	153,286	(537)
XLIT Ltd.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	(108,803)	(109,645)	842

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$1,674,346	$2,304,320	$(629,974)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at June 30, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Anadarko Petroleum Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB	12,800,000 USD	$143,783	$122,253	$21,530
Anadarko Petroleum Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB	3,050,000 USD	34,261	29,357	4,904
Andeavor	5.00%	3M	06/20/23	Goldman Sachs International	BBB-	12,800,000 USD	2,740,200	2,771,276	(31,076)
Andeavor	5.00%	3M	06/20/23	Goldman Sachs International	BBB-	3,050,000 USD	652,938	661,849	(8,911)
Best Buy Co., Inc.	5.00%	3M	06/20/23	Goldman Sachs International	BBB	15,850,000 USD	3,005,460	3,023,830	(18,370)
ConocoPhillips	1.00%	3M	06/20/23	Goldman Sachs International	A-	12,275,000 USD	375,652	373,034	2,618
ConocoPhillips	1.00%	3M	06/20/23	Goldman Sachs International	A-	3,050,000 USD	93,339	91,056	2,283
Devon Energy Corporation	1.00%	3M	06/20/23	Goldman Sachs International	BBB	3,975,000 USD	64,492	60,011	4,481
General Motors Co.	5.00%	3M	06/20/23	Goldman Sachs International	BBB	10,650,000 USD	1,819,214	1,824,636	(5,422)
Hess Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	12,200,000 USD	27,745	19,240	8,505
Hess Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	3,050,000 USD	6,936	2,774	4,162
Kohl’s Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	12,150,000 USD	(120,349)	(80,540)	(39,809)
Kohl’s Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	3,050,000 USD	(30,211)	(19,979)	(10,232)
Kroger Co.	1.00%	3M	06/20/23	Goldman Sachs International	BBB	8,050,000 USD	80,114	70,645	9,469
Macy’s, Inc.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	3,925,000 USD	(111,645)	(106,349)	(5,296)
Nordstrom, Inc.	1.00%	3M	06/20/23	Goldman Sachs International	BBB+	15,500,000 USD	(418,192)	(474,246)	56,054
Russian Federation	1.00%	3M	12/20/21	Credit Suisse Securities (USA) LLC	BBB-	1,814,000 USD	(6,832)	(67,363)	60,531
Russian Federation	1.00%	3M	09/20/20	Credit Suisse Securities (USA) LLC	BBB-	6,551,141 USD	10,652	(750,762)	761,414
Russian Federation	1.00%	3M	06/20/21	Credit Suisse Securities (USA) LLC	BBB-	6,915,000 USD	(5,815)	(506,582)	500,767
Valero Energy Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB	3,075,000 USD	70,390	80,140	(9,750)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection)							$8,432,132	$7,124,280	$1,307,852

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,900,000 USD	$154,810	$109,200	$45,610
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	7,800,000 USD	309,621	218,400	91,221
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,900,000 USD	154,810	106,860	47,950
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	7,625,000 USD	302,674	213,500	89,174

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,050,000 USD	$121,070	$85,705	$35,365
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	6,100,000 USD	242,140	170,800	71,340
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	7,625,000 USD	302,674	213,500	89,174
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,525,000 USD	60,535	41,938	18,597
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,660,000 USD	145,284	102,114	43,170
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,525,000 USD	60,535	46,817	13,718
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,900,000 USD	154,811	117,000	37,811
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,900,000 USD	154,811	119,340	35,471
CDX.EM.29	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,900,000 USD	154,811	118,560	36,251

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$2,318,586	$1,663,734	$654,852

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.25	1.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	78,850,000 USD	$(412,307)	$(4,922,898)	$4,510,591
CDX.EM.26	1.00%	3M	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	17,460,000 USD	(253,694)	(1,052,838)	799,144
CDX.EM.27	1.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	99,910,000 USD	(2,006,792)	(4,405,663)	2,398,871
CDX.EM.29	1.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	289,000,000 USD	(11,607,396)	(5,824,225)	(5,783,171)
CDX.NA.HY.25	5.00%	3M	12/22/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	27,600,000 USD	1,832,437	249,440	1,582,997
CDX.NA.HY.26	5.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	47,040,000 USD	3,232,212	1,275,352	1,956,860
CDX.NA.HY.27	5.00%	3M	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	51,940,000 USD	3,574,251	3,464,663	109,588
CDX.NA.HY.28	5.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	101,970,000 USD	6,958,637	7,618,522	(659,885)
CDX.NA.HY.30	5.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	37,165,750 USD	2,167,983	2,323,361	(155,378)
iTraxx Europe Crossover	5.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	86,000,000 EUR	$8,042,899	$10,980,174	$(2,937,275)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$11,528,230	$9,705,888	$1,822,342

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at June 30, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	(1.00)%	3M	6/20/2022	Morgan Stanley Capital Services LLC	9,000,000 USD	$275,219	$520,876	$(245,657)
Republic of South Africa	(1.00)%	3M	6/20/2022	Morgan Stanley Capital Services LLC	300,000 USD	9,174	17,362	(8,188)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$284,393	$538,238	$(253,845)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.6	(0.50)%	1M	5/11/2063	JPMorgan Chase Bank, N.A.	72,987,421 USD	$(474,136)	$1,340,855	$(1,814,991)
CMBX.NA.AAA.6	(0.50)%	1M	5/11/2063	Citigroup Global Markets, Inc.	45,161,299 USD	(293,374)	(339,950)	46,576
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Citigroup Global Markets, Inc.	15,691,831 USD	(47,922)	(50,377)	2,455
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	JPMorgan Chase Bank, N.A.	59,801,014 USD	(182,629)	2,371,495	(2,554,124)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Deutsche Bank AG	948,891 USD	(2,898)	48,904	(51,802)

Total OTC Credit Default Swaps on Index (Buy Protection)						$(1,000,959)	$3,370,927	$(4,371,886)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	1M	10/17/57	Credit Suisse International	A	6,248,000 USD	$(146,535)	$(844,810)	$698,275
CMBX.NA.A.8	2.00%	1M	10/17/57	Morgan Stanley Capital Services LLC	A	2,800,000 USD	(65,669)	(188,750)	123,081
CMBX.NA.A.8	2.00%	1M	10/17/57	Credit Suisse International	A	22,425,805 USD	(525,955)	(546,066)	20,111
CMBX.NA.A.8	2.00%	1M	10/17/57	Deutsche Bank AG	A	6,748,418 USD	(158,271)	(201,564)	43,293
CMBX.NA.A.8	2.00%	1M	10/17/57	Morgan Stanley Capital Services LLC	A	4,822,401 USD	(113,100)	(144,037)	30,937
CMBX.NA.A.9	2.00%	1M	09/17/58	Morgan Stanley Capital Services LLC	A	5,000,000 USD	(99,766)	(417,706)	317,940
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	8,000,000 USD	(159,625)	(428,804)	269,179
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	6,000,000 USD	(119,719)	(184,803)	65,084

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	2,375,000 USD	$(47,389)	$(72,637)	$25,248
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	2,375,000 USD	(47,389)	(78,172)	30,783
CMBX.NA.AA.7	1.50%	1M	01/17/47	Morgan Stanley Capital Services LLC	AA	13,000,000 USD	122,192	(344,782)	466,974
CMBX.NA.AA.9	1.50%	1M	09/17/58	Morgan Stanley Capital Services LLC	AA	2,375,000 USD	1,121	2,275	(1,154)
CMBX.NA.AA.9	1.50%	1M	09/17/58	Morgan Stanley Capital Services LLC	AA	2,375,000 USD	1,121	(5,099)	6,220
CMBX.NA.AA.9	1.50%	1M	09/17/58	Credit Suisse International	AA	5,700,000 USD	2,691	(41,868)	44,559
CMBX.NA.AAA.10	0.50%	1M	11/17/59	Credit Suisse International	AAA	11,000,000 USD	(49,670)	(312,871)	263,201
CMBX.NA.AAA.10	0.50%	1M	11/17/59	Credit Suisse International	AAA	6,000,000 USD	(27,093)	(171,018)	143,925
CMBX.NA.AAA.8	0.50%	1M	10/17/57	Credit Suisse International	AAA	13,700,000 USD	41,839	(738,194)	780,033
CMBX.NA.AAA.9	0.50%	1M	09/17/58	Morgan Stanley Capital Services LLC	AAA	10,500,000 USD	(4,668)	(699,173)	694,505
CMBX.NA.AJ.4	0.96%	1M	02/17/51	JPMorgan Chase Bank, N.A.	AAA	4,935,285 USD	(1,022,961)	(688,396)	(334,565)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Credit Suisse International	AAA	509,051 USD	(105,513)	(99,874)	(5,639)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Goldman Sachs International	AAA	7,839,628 USD	(1,624,959)	(1,075,421)	(549,538)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Merrill Lynch Capital Services, Inc.	AAA	11,526,162 USD	(2,389,085)	(1,581,669)	(807,416)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Morgan Stanley Capital Services LLC	AAA	8,180,445 USD	(1,695,602)	(1,922,331)	226,729
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Credit Suisse International	BBB-	18,347,000 USD	(1,658,824)	(1,871,521)	212,697
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Morgan Stanley Capital Services LLC	BBB-	20,629,000 USD	(1,865,148)	(2,097,325)	232,177
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	JPMorgan Chase Bank, N.A.	BBB-	17,920,000 USD	(1,620,217)	(1,609,059)	(11,158)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Citigroup Global Markets, Inc.	BBB-	4,928,000 USD	(461,725)	(454,519)	(7,206)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Credit Suisse Securities (USA) LLC	BBB-	4,639,000 USD	(434,647)	(436,890)	2,243
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	JPMorgan Chase Bank, N.A.	BBB-	5,250,000 USD	(491,894)	(495,191)	3,297
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Morgan Stanley Capital Services LLC	BBB-	14,654,000 USD	(1,372,994)	(1,388,087)	15,093
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Credit Suisse International	BBB-	13,006,000 USD	(1,552,645)	(1,532,753)	(19,892)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Morgan Stanley Capital Services LLC	BBB-	1,733,000 USD	(206,884)	(264,648)	57,764

Total OTC Credit Default Swaps on Index (Sell Protection)							$(17,898,983)	$(20,935,763)	$3,036,780

(1)	Using the higher of S&P’s or Moody’s ratings. NR represents a security that is not rated.

(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

OTC Total Return Swaps Outstanding at June 30, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Buys
1-800-Flowers.com, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	347,413 USD	$(8,111)
8X8, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	73,463 USD	—
A10 Networks, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	154,717 USD	(7,334)
AAC Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	359,366 USD	(22,420)
AAK AB	09/20/18	M	0.03%	Credit Suisse Securities (Europe) Limited	1,043,550 SEK	2,420
AAR Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	65,142 USD	(475)
Aaron’s, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	115,572 USD	(2,472)
Abaxis, Inc.	07/30/18	M	2.29%	Deutsche Bank AG	1,315,120 USD	4,075
Abaxis, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	210,630 USD	(283)
Abbott Laboratories	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	108,451 USD	599
AbbVie, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	132,167 USD	(6,163)
Abcam PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	103,063 GBP	3,665
Abercrombie & Fitch Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	129,529 USD	(4,216)
ABIOMED, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	318,769 USD	(21,389)
ABM Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	155,117 USD	(4,169)
Acadia Healthcare Co., Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	422,053 USD	(8,330)
Accenture PLC	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	58,716 USD	2,794
ACCO Brands Corp	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	61,099 USD	2,250
Aceto Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	120,645 USD	(20,172)
ACI Worldwide, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	311,388 USD	(11,377)
Acushnet Holdings Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	375,110 USD	(5,984)
Addus Homecare Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	733,624 USD	9,825
ADP	04/25/19	M	0.07%	JPMorgan Chase Bank, N.A.	3,860,000 EUR	16,349
ADP LLC	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	3,066,963 EUR	12,990
Adtran, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	443,357 USD	(17,177)
Advanced Disposal Services, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	223,168 USD	6,344
Advanced Energy Industries	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	80,254 USD	(1,484)
Adverum Biotechnologies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	10,881 USD	(1,272)
AECOM	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	157,794 USD	(3,676)
Aegion Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	131,265 USD	(2,670)
AES Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	98,273 USD	2,556
Aetna, Inc.	07/30/18	M	2.29%	Deutsche Bank AG	22,582,167 USD	1,328,984
AG Mortgage Investment Trust	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	458,646 USD	(9,133)
AGCO Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	114,041 USD	(2,863)
Agilysys, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	275,967 USD	2,738
AGNC Investment Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	432,596 USD	(7,183)
Agree Realty Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	83,630 USD	(623)
Agrofresh Solutions, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	237,193 USD	(13,574)
Air Lease Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	644,987 USD	(16,528)
Airbus SE	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	194,975 EUR	(7,341)
Aircastle Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	690,506 USD	(14,129)
Aixtron SE	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	126,043 EUR	(22,805)
Aker ASA	09/20/18	M	1.21%	Credit Suisse Securities (Europe) Limited	3,646,890 NOK	29,087
Aker BP ASA	09/20/18	M	1.21%	Credit Suisse Securities (Europe) Limited	3,337,324 NOK	7,208
Akerbia Therapeutics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	40,830 USD	(3,515)
Akorn, Inc.	07/30/18	M	2.29%	Deutsche Bank AG	1,133,449 USD	(146,278)
Akzo Nobel	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	2,993,471 EUR	(132,243)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Akzo Nobel	06/11/19	M	0.07%	JPMorgan Chase Bank, N.A.	7,868,285 EUR	$(358,873)
Alamo Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	175,459 USD	(4,950)
Alaska Air Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	180,456 USD	(5,265)
Albany International Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	240,223 USD	(8,104)
Alexander & Badlwin, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	106,257 USD	8,188
Alexander’s, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	236,809 USD	(1,492)
Alfa Laval AB	09/20/18	M	0.03%	Credit Suisse Securities (Europe) Limited	1,962,598 SEK	(10,406)
Allegiant Travel Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	360,392 USD	(17,185)
Allergan PLC	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	421,847 USD	(12,049)
Allete, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	503,745 USD	15,831
Alliant Energy Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	988,068 USD	35,525
Allied Motion Technologies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	89,565 USD	785
Allscripts Healthcare Solutions, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	598,481 USD	(20,765)
Alpha & Omega Semiconductor	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	478,966 USD	(46,070)
Alstom	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	4,386,232 EUR	(56,344)
Altice NV	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	848,509 EUR	35,284
Altice USA, Inc.	05/08/19	M	2.39%	Credit Suisse Securities (Europe) Limited	1,709,548 USD	(70,150)
Altra Industrial Motion Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	136,199 USD	(3,839)
Amadeus IT	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	195,588 EUR	(15,261)
AMAG Pharmaceuticals, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	327,579 USD	(59,181)
Amber Road, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	148,644 USD	(4,511)
Ambu A/S	09/20/18	M	0.10%	Credit Suisse Securities (Europe) Limited	4,319,182 DKK	8,279
Amdocs Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	642,421 USD	(19,308)
Amedisys, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	153,904 USD	522
Amer Sports Oyj	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	95,987 EUR	(4,116)
Ameresco, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	135,238 USD	566
America’s Car Mart, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	444,710 USD	(22,119)
American Airlines Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	313,262 USD	(20,856)
American Eagle Outfitters	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	364,749 USD	(8,513)
American Electric Power	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	744,453 USD	19,790
American Financial Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	165,519 USD	628
American National Insurance	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	240,941 USD	(3,914)
American Railcar Industries	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	483,300 USD	5,067
American Renal Associates Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	316,176 USD	(6,075)
American Software, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	374,860 USD	1,658
American Vanguard Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	171,311 USD	3,912
AmerisourceBergen Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	453,221 USD	(41,964)
AMG Advanced Metallurgical Grouyp N.V.	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	258,724 EUR	(16,308)
Amgen, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	109,134 USD	512
Amkor Technology, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	499,179 USD	(29,701)
AMN Healthcare Services, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	466,644 USD	(3,177)
Amphastar Pharmaceuticals, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	419,353 USD	(38,570)
Amphenol Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	328,975 USD	(6,346)
Amplifon SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	370,178 EUR	13,556
AMS AG	09/20/18	M	0.33%	Credit Suisse Securities (Europe) Limited	64,648 CHF	(10,223)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Analog Devices, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	89,938 USD	$(1,788)
Andeavor	07/30/18	M	2.29%	Deutsche Bank AG	24,591,353 USD	(1,055,562)
Andeavor	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	262,595 USD	(4,040)
Andersons, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	503,466 USD	(14,303)
AngioDynamics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	865,141 USD	17,676
ANI Pharmaceuticals, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	201,763 USD	(1,763)
Anika Therapeutics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	190,656 USD	7,872
Anixter International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	276,303 USD	(10,506)
Annaly Capital Managerment, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	229,637 USD	(6,602)
Ansys, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	311,889 USD	(107)
Antero Resources Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	357,884 USD	33,953
Anthem, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	173,328 USD	(5,041)
Antofagasta PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	79,893 GBP	(3,201)
Anworth Mortgage Asset Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	2,601 USD	(41)
Apollo Commercial Real Estate Finance, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	805,826 USD	(19,091)
AppFolio, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	240,909 USD	(15,999)
Apple Hospitality REIT, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	369,855 USD	(12,129)
Applied Industrial Technologies, Inc	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	340,879 USD	(15,803)
Applied Materials, Inc.	05/08/19	M	2.39%	Credit Suisse Securities (Europe) Limited	1,938,019 USD	(90,558)
AptarGroup, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	509,012 USD	1,683
Aramark	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	423,839 USD	(9,469)
Aratana Therapeutics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	110,519 USD	(15,629)
Archer Daniels Midland Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	304,083 USD	(2,063)
Ardagh Group SA	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	362,779 USD	(1,377)
Ardmore Shipping Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	310,774 USD	24,122
Ares Commercial Real Estate Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	280,001 USD	(1,026)
Arizona Mining, Inc.	07/30/18	M	1.99%	Deutsche Bank AG	6,142,204 CAD	16,442
Arlington Asset Investment Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	44,047 USD	(2,384)
Armor Residential REIT, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	413,913 USD	(1,965)
Armstrong Flooring, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	211,725 USD	4,308
Aroundtown SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	276,247 EUR	(11,711)
Aroundtown SA Inhaber Aktien	09/20/18	M	0.00%	Credit Suisse Securities (Europe) Limited	— EUR	10,341
Arris International PLC	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	274,652 USD	(7,052)
Arrow Electronics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	656,700 USD	(28,790)
Arrowhead Pharmaceuticals, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	18,875 USD	328
Artesian Resources Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	85,468 USD	3,238
Ascena Retail Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	197,744 USD	(248)
Ascential PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	150,153 GBP	8,018
ASGN, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	54,381 USD	(195)
Ashland Global Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	236,165 USD	(217)
Ashtead Group PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	198,642 GBP	(10,836)
ASML Holding NV	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	130,931 EUR	(11,998)
Aspen Technology, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	740,298 USD	(33,156)
ASR Nederland NV	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	376,477 EUR	(9,830)
Astec Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	70,277 USD	(610)
Astrazeneca PLC	06/25/19	M	0.55%	Morgan Stanley Capital Services LLC	13,541,577 GBP	1,009,567
athenahealth, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	226,517 USD	575
Atlantia SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	1,258,230 EUR	41,777
Atlas Air Worldwide Holdings	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	333,034 USD	(3,286)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Atmos Energy Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	1,060,960 USD	$13,780
ATN Internatinal, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	174,764 USD	(2,681)
Atos SE	03/21/19	M	0.07%	JPMorgan Chase Bank, N.A.	18,519,093 EUR	(971,387)
Atos SE	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	5,338,152 EUR	(264,236)
Atricure, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	603,802 USD	116
Aurelius Equity Opportunities	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	91,106 EUR	(7,662)
AV Homes, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	154,370 USD	(718)
Avangrid, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	919,592 USD	39,764
Avaya Holdings Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	325,456 USD	4,057
Avery Dennison Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	284,665 USD	(10)
Aveva Group PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	469,323 GBP	(1,381)
Avid Technology, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	155,940 USD	7,876
Avista Corp.	07/30/18	M	2.29%	Deutsche Bank AG	10,697,882 USD	163,506
Aviva PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	525,405 GBP	2,208
Aviva PLC	07/17/19	M	0.80%	JPMorgan Chase Bank, N.A.	562,688 GBP	2,365
Avnet, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	864,381 USD	2,769
AVX Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	671,207 USD	911
AXA SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	7,014,860 EUR	(197,006)
AXA SA	08/08/18	M	0.07%	JPMorgan Chase Bank, N.A.	8,764,956 EUR	(277,217)
Axcelis Technologies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	52,744 USD	(2,254)
Axel Springer SE	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	64,646 EUR	1,555
Axogen, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	67,915 USD	(731)
Badger Meter, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	416,324 USD	(14,561)
Baker Hughes	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	247,102 USD	392
Bakkafrost	09/20/18	M	1.21%	Credit Suisse Securities (Europe) Limited	2,245,215 NOK	(6,779)
Balchem Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	346,327 USD	(3,425)
Ball Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	175,847 USD	(1,119)
Banco Bilbao Vizcaya	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	3,383,369 EUR	67,571
Banco Bilbao Vizcaya Argentaria	04/25/19	M	0.07%	JPMorgan Chase Bank, N.A.	1,368,004 EUR	25,927
Banco BPM SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	2,268,702 EUR	106,414
Bancorp, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	29,930 USD	(1,886)
Bank of Hawaii Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	7,343 USD	(85)
Bank of N. T. Butterfield & Son Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	35,701 USD	(999)
BankFinancial	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	117,734 USD	(2,603)
BankUnited, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	383 USD	(16)
Banque Cantonale Vaudois REG	09/20/18	M	0.33%	Credit Suisse Securities (Europe) Limited	220,922 CHF	2,367
Barnes & Noble Education, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	70,336 USD	(8,928)
Barnes & Noble, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	590,314 USD	19,197
Barrett Business Services, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	217,602 USD	22,085
Basett Furniture Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	228,796 USD	2,018
BASF SE	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	7,967,266 EUR	(568,718)
BASF SE	01/04/19	M	0.07%	JPMorgan Chase Bank, N.A.	620,725 EUR	(46,310)
BAWAG Group AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,831,573 EUR	28,572
Baxter International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	390,231 USD	161
Bayer AG REG	07/08/19	M	0.55%	Morgan Stanley Capital Services LLC	7,920,884 EUR	(490,545)
Bayer AG REG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	14,179,919 EUR	(670,634)
Bayer AG REG	04/25/19	M	0.07%	JPMorgan Chase Bank, N.A.	5,356,107 EUR	(266,804)
BBX Capital Corp.	04/22/19	M	2.21%	Morgan Stanley Capital Services LLC	32,401 USD	(164)
BE Semiconductor Industries	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	160,213 EUR	(38,674)
Beazer Homes USA, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	134,925 USD	(1,467)
Beazley PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	187,284 GBP	(1,676)
Bed Bath & Beyond, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	268,468 USD	(3,326)
Bel Fuse, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	103,535 USD	(3,027)
Belden, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	22,061 USD	(302)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bemis Company	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	455,979 USD	$817
Benchmark Electronics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	469,848 USD	(5,867)
Benefitfocus, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	105,423 USD	(4,589)
Berry Global Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	146,202 USD	(1,858)
BHP Billiton PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	91,833 GBP	2,613
Biesse SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	64,467 EUR	(10,656)
Big 5 Sporting Goods Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	299,640 USD	(40,860)
Big Lots, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	438,965 USD	5,449
Bio Rad Laboratories	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	207,684 USD	(3,398)
Bio Techne Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	449,055 USD	(15,265)
Biogen, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	96,884 USD	(525)
BioMarin Pharmaceutical, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	48,745 USD	1,181
BioScrip, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	120,789 USD	10,777
BioSpecifics Technologies Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	267,029 USD	14,019
Black Hills Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	45,734 USD	1,091
blackbaud, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	85,722 USD	1,565
Blucora, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	12,768 USD	(706)
Blue Bird Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	223,080 USD	16,624
BNP Paribas SA	04/25/19	M	0.07%	JPMorgan Chase Bank, N.A.	13,859,840 EUR	(284,009)
BNP Paribas SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	10,855,638 EUR	(175,209)
Bodycote PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	76,671 GBP	(6,380)
BofI Holding, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	19,894 USD	(216)
Boise Cascade Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	194,760 USD	(807)
Bonanza Creek Energy, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	223,671 USD	41,532
Booz Allen Hamilton Holdings	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	758,841 USD	(17,574)
BorgWarner, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	192,017 USD	(2,372)
Borr Drilling	09/20/18	M	1.21%	Credit Suisse Securities (Europe) Limited	679,004 NOK	(706)
Boston Scientific Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	231,334 USD	2,373
Bottomline Technologies	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	434,303 USD	9,234
Bovis Homes Group PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	78,712 GBP	(7,762)
BP PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	181,246 GBP	5,631
Brady Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	858,517 USD	(37,864)
Bridgepoint Education, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	67,844 USD	(6,142)
Briggs & Stratton	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	367,884 USD	(19,206)
Brightcove, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	428,749 USD	(34,479)
Brinker International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	245,061 USD	(10,678)
Bristol Myers Squibb Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	479,794 USD	3,767
Broadridge Financial Solutions, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	503,127 USD	90
Brookdale Senior Living, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	248,668 USD	(4,828)
Brooks Automation, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	57,042 USD	(1,327)
Brown & Brown, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	21,326 USD	(57)
Bruker Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	483,532 USD	(30,217)
Buckle, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	445,792 USD	11,858
Build-A-Bear Workshop, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	105,900 USD	(2,601)
BWX Technologies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	264,756 USD	291
C.H. Robinson Worldwide, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	128,186 USD	(688)
CA Immobilien Anlagen AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	299,080 EUR	(5,777)
CA, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	950,691 USD	(23,399)
Cable One, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	111,036 USD	(309)
Cabot Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	57,847 USD	(957)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cabot Microelectionics Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	226,736 USD	$(2,366)
CACI International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	319,295 USD	1,792
Cactus, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	93,426 USD	71
Cadence Design Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	293,833 USD	(3,526)
CalAmp Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	4,313 USD	327
Caleres, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	177,219 USD	1,644
Calix, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	145,115 USD	(1,837)
Cambium Learning Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	106,021 USD	2,468
Cambrex Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	238,371 USD	22,502
Cancom SE	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	416,284 EUR	(30,709)
Cantel Medical Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	504,889 USD	(7,187)
Capital Senior Living Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	152,400 USD	(8,878)
Capitol Federal Financial, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	620,839 USD	(10,176)
Capstead Mortgage Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	82,001 USD	(1,174)
Cardinal Health, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	375,433 USD	(37,529)
Cardiovascular Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	426,152 USD	9,015
Cardlytics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	68,760 USD	(3,806)
Care.com, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	108,866 USD	(4,821)
Caredx, Inc.	04/22/19	M	2.21%	Morgan Stanley Capital Services LLC	2,186 USD	(44)
Career Education Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	282,781 USD	(1,617)
Carl Zeiss Meditec AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	259,503 EUR	(14,795)
Carlisle Cos., Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	133,807 USD	822
Carnival Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	307,495 USD	(19,856)
Carolina Financial Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	19,395 USD	(468)
Carpenter Technology	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	378,948 USD	(16,425)
Carriage Services, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	504,273 USD	(2,078)
Carrols Restaurant Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	82,065 USD	9,515
Cars.com, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	267,690 USD	(9,540)
Carter's, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	249,242 USD	(2,979)
Casa Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	47,866 USD	(3,335)
Casella Waste Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	75,143 USD	611
Cass Information Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	620,519 USD	2,990
Catalent, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	341,616 USD	4,270
Cato Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	262,172 USD	(6,567)
Cavum, Inc.	07/30/18	M	2.29%	Deutsche Bank AG	21,723,496 USD	1,803,639
CBIZ, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	214,692 USD	4,429
CBRE Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	176,321 USD	1,797
CDK Global, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	600,417 USD	(3,909)
CDW Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	434,798 USD	(15,256)
CECO Environmental Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	196,064 USD	213
Cellnex Telecom SAU	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	127,808 EUR	(1,640)
Centene Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	501,144 USD	(3,129)
Centerpoint Energy, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	137,864 USD	7,087
Central Garden & Pet Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	55,615 USD	(4)
Central Pacific Financial Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	3,873 USD	(120)
Central Valley Community Bancorp	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	39,941 USD	(922)
Century Casinos, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	214,988 USD	(866)
CenturyLink, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	60,651 USD	152
Cerner Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	666,842 USD	(124)
Cerus Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	96,369 USD	(1,728)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CEVA, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	56,265 USD	$(1,633)
CGG SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	4,317,109 EUR	(28,297)
ChannelAdvisor Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	344,150 USD	(19,946)
Charles River Laboratories	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	297,114 USD	(1,870)
Charter Financial Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	121,637 USD	(4,268)
Cheesecake Factory, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	408,581 USD	(12,699)
Chemed Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	912,819 USD	(3,384)
Cherry Hill Mortgage Investment Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	299,864 USD	(9,979)
Chesapeake Lodging Trust	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	61,958 USD	(988)
Chesapeake Utilities Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	260,469 USD	4,325
Chevron Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	413,264 USD	3,955
Chico's FAS, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	302,084 USD	(10,738)
Chimera Investment Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	607,399 USD	(15,858)
Chimerix, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	227,075 USD	5,822
Choice Hotels International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	602,674 USD	(19,571)
Chr. Hansen A/S	09/20/18	M	0.10%	Credit Suisse Securities (Europe) Limited	702,848 DKK	(9,652)
Christian Dior SE	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	492,264 EUR	(35,251)
Church & Dwight Co., Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	109,837 USD	(168)
Churchill Downs, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	131,876 USD	67
Chuy's Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	334,823 USD	267
Ciena Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	51,196 USD	1,373
Cinemark Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	486,878 USD	(7,860)
Cintas Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	295,873 USD	(1,056)
Cirrus Logic, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	233,442 USD	(5,571)
CitiTrends, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	475,557 USD	(7,183)
Citrix Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	402,452 USD	3,593
City Office REIT, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	130,593 USD	2,069
Civitas Solutions, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	306,815 USD	(9,745)
Clarus Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	58,192 USD	6,249
Clearfield, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	114,509 USD	(3,158)
Clorox Company	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	102,630 USD	25
CME Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	25,239 USD	(160)
CNB Financial Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	4,027 USD	(209)
CNX Resources Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	191,829 USD	11,432
Codexis, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	227,970 USD	(13,410)
Cogent Communications Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	382,069 USD	(2,555)
Cognizant Technology Solutions Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	92,877 USD	15
Cohu, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	144,036 USD	(2,098)
Colfax Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	56,917 USD	—
Collectors Universe, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	97,905 USD	(1,682)
Columbia Property Trust, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	133,555 USD	3,500
Columbia Sportwear Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	419,528 USD	(1,601)
Com Hem Holding AB	09/20/18	M	0.03%	Credit Suisse Securities (Europe) Limited	4,417,507 SEK	(33,764)
Com Hem Holding AB	07/30/18	M	0.16%	Deutsche Bank AG	45,646,823 SEK	213,076
Comfort Systems USA, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	221,075 USD	(9,158)
Commercial Metals Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	230,501 USD	(21,533)
Commvault Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	225,847 USD	(7,028)
Compagnie de Saint Gobain	03/21/19	M	0.07%	JPMorgan Chase Bank, N.A.	3,926,400 EUR	(294,846)
Compagnie de Saint Gobain	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	2,517,080 EUR	(163,465)
Compass Minerals International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	533,938 USD	(7,083)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Computer Programs & Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	858,284 USD	$(17,820)
Comtech Telecommunications Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	491,471 USD	(9,987)
Conduent, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	476,423 USD	(61,238)
CONMED Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	1,066,024 USD	(18,313)
Consolidated Communications, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	8,099 USD	9
Consolidated Water Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	98,968 USD	(489)
Continental AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	5,650,990 EUR	(660,411)
Control4 Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	5,184 USD	(79)
Convergys Corp.	07/30/18	M	0.00%	Deutsche Bank AG	1,073,422 USD	(16,661)
Convergys Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	577,236 USD	(13,381)
Cooper Cos., Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	312,896 USD	(1,160)
Cooper Standard Holding	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	267,155 USD	(7,121)
Cooper Tire & Rubber	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	203,545 USD	(4,270)
Copa Holdings SA	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	754,955 USD	(33,383)
CoreLogic, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	284,315 USD	(7,481)
Corn	12/14/18	3M	0.00%	JPMorgan Chase Bank, N.A.	2,722,320 USD	(49,320)
Corn Dec 2018 Isda Swap	12/14/18	3M	0.00%	JPMorgan Chase Bank, N.A.	4,640,652 USD	(185,652)
Corn Dec 2018 Isda Swap	12/14/18	3M	0.00%	JPMorgan Chase Bank, N.A.	4,642,872 USD	(187,872)
Corning, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	361,194 USD	(13,440)
Corvel Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	534,971 USD	20,473
Corvus Pharmaceuticals, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	114,034 USD	(15,170)
Costamare, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	750,712 USD	33,954
Cotiviti Holdings, Inc.	07/30/18	M	2.29%	Deutsche Bank AG	8,594,215 USD	18,063
Coty, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	89,772 USD	(928)
Covanta Holding Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	229,913 USD	(3,137)
CRA International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	482,666 USD	(19,262)
Cracker Barrel Old Country Store, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	761,389 USD	(29,545)
Craft Brew Alliance, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	29,776 USD	(143)
Crane Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	102,614 USD	(2,692)
Cray, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	44,746 USD	(2,409)
Credit Agricole SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	2,863,660 EUR	(77,457)
Credit Agricole SA	05/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	1,892,508 EUR	(72,890)
Cree, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	88,710 USD	(8,895)
Croda International PLC	04/11/19	M	0.80%	JPMorgan Chase Bank, N.A.	4,924,000 GBP	(161,010)
Croda International PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	327,495 GBP	(10,709)
Cross Country Healthcare, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	720,987 USD	(61,939)
CryoLife, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	439,006 USD	(19,167)
CSG Systems International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	772,528 USD	(38,421)
CSS Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	114,463 USD	1,454
CSW Industrials, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	413,896 USD	(715)
CTS Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	601,000 USD	31,448
Culp, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	171,563 USD	(7,422)
Curtiss Wright Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	73,495 USD	773
Cutera, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	212,318 USD	(13,962)
CVR Energy, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	79,404 USD	(1,836)
Cypress Semiconductor Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	226,778 USD	(24,768)
Daktronics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	503,428 USD	(4,563)
Dalata Hotel Group PLC	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	90,263 EUR	8,309
Dana, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	111,063 USD	(4,237)
Danaher Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	252,942 USD	(223)
Danone	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,398,805 EUR	(48,910)
Danone	06/11/19	M	0.07%	JPMorgan Chase Bank, N.A.	9,801,410 EUR	(359,729)
Danske Bank A/S	09/20/18	M	0.10%	Credit Suisse Securities (Europe) Limited	58,852,971 DKK	(684,044)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Darden Restaurants, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	81,035 USD	$(418)
Dart Group PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	75,155 GBP	(7,380)
Dassault Aviation SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	6,985,350 EUR	(372,096)
Dassault Systemes SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	314,743 EUR	(13,853)
Davita, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	527,489 USD	(26,201)
DCT Industrial Trust, Inc.	07/30/18	M	2.29%	Deutsche Bank AG	13,402,688 USD	265,418
Dean Foods Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	199,589 USD	9,970
Dechra Pharamaceuticals PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	345,461 GBP	8,344
Deckers Outdoor Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	71,494 USD	(2,744)
Del Frisco's Restaurant Group	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	374,572 USD	(7,156)
Del Taco Restaurants, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	339,051 USD	26,750
Delta Air Lines, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	1,815,190 USD	(135,091)
Deluxe Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	619,965 USD	(16,328)
Denny's Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	436,076 USD	3,671
Dentsply Sirona, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	728,437 USD	(18,706)
Deutsche Boerse AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	398,303 EUR	(5,238)
Deutsche Lufthansa REG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,331 EUR	(159)
Deutsche Wohnen AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	97,591 EUR	470
DHT Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	789,114 USD	107,919
Diamond Hill Investment Group	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	323,242 USD	(9,237)
Diamond Offshore Drilling, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	279,344 USD	35,976
Diasorin SPA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	94,953 EUR	5,604
Digi International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	227,694 USD	5,920
DineEquity, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	256,088 USD	(5,733)
Diodes, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	270,110 USD	(14,618)
DNA Oyj	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	346,473 EUR	2,655
DNO ASA	09/20/18	M	1.21%	Credit Suisse Securities (Europe) Limited	3,080,103 NOK	20,783
Dolby Laboratories, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	96,680 USD	(3,590)
Dollar General Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	92,837 USD	(744)
Domtar Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	803,059 USD	7,280
Donaldson Co., Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	204,941 USD	(7,135)
Dorian LPG Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	512,066 USD	(30,211)
Douglas Dynamics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	389,636 USD	2,812
Drive Shack, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	108,331 USD	9,129
DSP Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	83,048 USD	5,285
DSV A/S	09/20/18	M	0.10%	Credit Suisse Securities (Europe) Limited	659,078 DKK	(5,598)
DSW, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	258,388 USD	2,007
Ducommun, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	245,132 USD	(9,498)
Duke Eneregy Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	963,072 USD	36,499
Duke Realty Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	29,959 USD	116
Dun & Bradstreet Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	412,427 USD	(13,569)
DXC Technology Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	110,007 USD	1,476
Dynex Capital, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	45,827 USD	354
Eagle Bulk Shipping, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	193,223 USD	(9,655)
Eagle Materials, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	87,032 USD	(1,482)
Eagle Pharmaceuticals, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	75,064 USD	3,244
Earthstone Energy, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	24,475 USD	2,438
Easatern Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	38,169 USD	(2,686)
Easterly Government Properties, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	87,671 USD	(1,182)
Eastman Chemical Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	276,080 USD	(9,887)
easyJet PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	205,224 GBP	(12,581)
Eaton Corp. PLC	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	28,630 USD	294
Ebix, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	118,670 USD	(1,855)
EchoStar Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	486,155 USD	(13,828)
Edenred	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	129,621 EUR	1,355
EDF	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	184,458 EUR	3,060

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Edwards Lifesciences Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	295,227 USD	$(12,093)
Egain Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	132,957 USD	22,226
Egypt Treasury Bill	08/30/18	3M	0.00%	Citibank N.A.	109,507,295 EGP	397,446
Egypt Treasury Bill	10/09/18	3M	0.60%	Goldman Sachs International	181,775,000 EGP	253,078
Egypt Treasury Bill	09/11/18	3M	0.45%	Goldman Sachs International	176,975,000 EGP	181,374
Egypt Treasury Bill	11/08/18	3M	1.50%	Citibank N.A.	209,311,929 EGP	141,323
Egypt Treasury Bill	08/09/18	3M	1.25%	Citibank N.A.	201,228,369 EGP	213,176
Eiffage	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	73,516 EUR	(2,173)
El Paso Electric Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	319,915 USD	8,858
Elekta AB	09/20/18	M	0.03%	Credit Suisse Securities (Europe) Limited	879,896 SEK	3,402
Eli Lilly & Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	487,563 USD	(1,437)
Ellie Mae, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	23,682 USD	(7)
EMC Insurance Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	2,741 USD	(18)
Emcor Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	203,303 USD	(7,749)
Emerald Expositions Events, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	402,338 USD	1,340
Emergent BioSolutions, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	432,459 USD	(17,078)
Enanta Pharmaceuticals, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	120,656 USD	1,387
ENCE Energia y Celulosa, SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	497,783 EUR	4,626
Encompass Health Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	1,159,000 USD	(785)
Encore Wire Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	187,709 USD	(6,308)
Endocyte, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	16,685 USD	(539)
Endologix, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	27,650 USD	(1,325)
Enel SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	6,953,431 EUR	(183,218)
Ennis, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	405,788 USD	29,295
EnPro Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	262,534 USD	(11,623)
Ensign Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	906,643 USD	(46,820)
Enstar Group Limited	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	51,615 USD	(1,863)
Entercom Communications Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	184,835 USD	2,481
Entergy Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	521,423 USD	4,681
Enterprise Financial Service	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	88,771 USD	(1,749)
Envestnet, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	48,823 USD	(247)
Enzo Biochem, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	209,918 USD	(11,261)
EPAM Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	53,100 USD	1,232
ePlus, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	188,278 USD	(4,218)
Equinor ASA	09/20/18	M	1.21%	Credit Suisse Securities (Europe) Limited	2,304,260 NOK	262
Equity Bancshares, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	2,067 USD	(76)
Equity Commonwealth	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	203,376 USD	(642)
Era Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	147,988 USD	(4,749)
Eramet	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	433,519 EUR	(36,281)
ERG SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	427,972 EUR	(7,361)
Erie Indemnity Company	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	105,933 USD	(1,103)
ESCO Technologies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	154,336 USD	(1,719)
Essendant, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	302,888 USD	(7,646)
Esterline Technologies Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	91,964 USD	1,319
Ethan Allen Interiors, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	659,604 USD	5,498
Euronet Worldwide, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	32,217 USD	285
Euronext NV	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	128,133 EUR	(8,916)
Evercore Partners, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	38,339 USD	(1,431)
Eversource Energy	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	300,154 USD	13,351
EVERTEC, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	139,352 USD	(4,624)
Evolent Health, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	177,102 USD	(15,354)
Evraz PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	458,983 GBP	(24,248)
EW Scripps Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	41,582 USD	(595)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Exelon Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	484,232 USD	$11,078
Exlservice Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	619,591 USD	(24,280)
Expeditors International of Washington, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	475,229 USD	(883)
Experian PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	76,384 GBP	324
Exponent, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	299,358 USD	(9,316)
Express Scripts Holding Co.	07/30/18	M	2.29%	Deutsche Bank AG	22,595,610 USD	1,770,090
Exterran Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	374,269 USD	(16,723)
Exxon Mobil Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	385,561 USD	6,414
F5 Networks, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	125,969 USD	955
Fabege AB	09/20/18	M	0.03%	Credit Suisse Securities (Europe) Limited	1,217,751 SEK	1,961
Fair Isaac Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	308,003 USD	(2,171)
Farmer Bros. Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	139,109 USD	260
Faro Technologies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	111,618 USD	670
Fastenal Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	158,332 USD	(3,017)
Faurecia	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	105,086 EUR	(18,225)
FBL Financial Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	103,883 USD	(5,210)
Federal Agricultural Mortgage Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	24,983 USD	(107)
Federal Signal Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	48,991 USD	(594)
Federated Investors, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	8,043 USD	(44)
Fedex Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	398,182 USD	(1,736)
Ferrari	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	313,764 EUR	(32,006)
Fevertree Drinks PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	245,036 GBP	11,356
Fidelity National Information Services, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	191,298 USD	722
Fiesta Restaurant Group	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	53,159 USD	4,614
Fincantieri SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	15,790 EUR	(2,213)
FinecoBank SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	286,546 EUR	6,705
First Bancorp	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	138,674 USD	(4,121)
First Community Bancshares	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	33,667 USD	(1,806)
First Financial Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	59,485 USD	(530)
First Industrial Realty Trust	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	1,776 USD	(9)
Fiserv, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	367,074 USD	(3,144)
Flexsteel Industries	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	227,955 USD	2,547
FLIR Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	450,103 USD	(19,739)
Flowers Foods, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	251,964 USD	3,433
Flushing Financial Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	38,236 USD	(1,278)
Fonar Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	161,744 USD	(2,258)
Ford Motor Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	150,425 USD	(10,256)
Forestar Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	39,694 USD	(2,904)
Forrester Research, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	394,805 USD	(6,894)
Fortress Biotech, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	77,637 USD	400
Forward Air Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	813,262 USD	(16,391)
Foundation Building Material	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	296,056 USD	(8,742)
Four Corners Property Trust	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	112,928 USD	2,784
Frank's International NV	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	349,658 USD	10,148
Franklin Covey Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	220,027 USD	(31,237)
Franklin Electric Co., Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	121,036 USD	(4,272)
FreightCar America, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	277,239 USD	8,375
Fresh del Monte Produce, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	272,536 USD	1,134
FTI Consulting, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	231,013 USD	(6,209)
FTS International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	272,081 USD	(24,832)
FutureFuel Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	230,063 USD	(1,154)
Galenica AG	09/20/18	M	0.33%	Credit Suisse Securities (Europe) Limited	100,877 CHF	97

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
GAMCO Investors, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	94,383 USD	$5,565
Gamestop Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	597,475 USD	19,084
Gaming and Leisure Properties, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	288,567 USD	1,485
Gannett Co., Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	640,938 USD	24,891
Gap, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	71,352 USD	1,590
Garmin Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	805,700 USD	964
GasLog Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	412,355 USD	46,886
GATX Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	692,763 USD	18,583
Gaztransport et Techniga SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	109,935 EUR	368
Gemalto	07/03/19	M	0.05%	Credit Suisse Securities (Europe) Limited	1,536,751 EUR	11,457
Gemalto	07/30/18	M	0.05%	Deutsche Bank AG	13,513,264 EUR	14,094
Gemalto	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	5,646,069 EUR	(34,231)
Gencor Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	69,890 USD	1,380
Genesco, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	80,622 USD	(1,738)
Genesee & Wyoming, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	31,461 USD	416
Genie Energy Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	41,664 USD	(1,185)
Genomic Health, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	155,440 USD	2,513
Genpact Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	356,407 USD	(19,662)
Gentex Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	335,017 USD	(17,525)
Gentherm, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	89,939 USD	6,503
Genuine Parts Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	378,670 USD	(7,563)
Geospace Technologies Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	102,385 USD	5,526
GGP, Inc.	07/30/18	M	2.29%	Deutsche Bank AG	175,805 USD	(332)
Gilead Sciences, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	199,452 USD	1,450
GKN PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	100,233 GBP	—
Gladstone Commercial Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	52,351 USD	600
Glatfelter	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	821,391 USD	23,663
Glaukos Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	85,530 USD	(2,990)
GlaxoSmithKline PLC	06/25/19	M	0.55%	Morgan Stanley Capital Services LLC	6,480,232 GBP	743,178
Global Brass & Copper Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	149,860 USD	(5,901)
Globus Medical, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	713,467 USD	(54,257)
GMS, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	3,363 USD	(31)
GN Store Nord A/S	09/20/18	M	0.10%	Credit Suisse Securities (Europe) Limited	868,537 DKK	3,112
Goodyear Tire & Rubber Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	382,309 USD	(21,687)
Gorman Rupp Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	357,984 USD	7,136
Government Properties Income	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	26,234 USD	996
GP Strategies Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	210,287 USD	(15,877)
Graco, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	209,276 USD	(450)
Graham Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	251,996 USD	245
Graham Holdings Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	867,503 USD	(21,761)
Grainger PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	158,780 GBP	(8,228)
Grand City Properties	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	87,085 EUR	1,203
Granges AB	09/20/18	M	0.03%	Credit Suisse Securities (Europe) Limited	3,175,647 SEK	(4,634)
Graphic Packaging Holding Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	258,224 USD	(4,546)
Great Ajax Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	135,763 USD	1,446
Green Brick Partners, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	101,662 USD	(5,230)
Green Plains, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	615,265 USD	(55,816)
Greenbrier Companies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	242,137 USD	16,444
Greif, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	383,809 USD	(12,944)
Grenke AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	327,184 EUR	(16,539)
Grieg Seafood ASA	09/20/18	M	1.21%	Credit Suisse Securities (Europe) Limited	1,585,182 NOK	(5,704)
Group 1 Automotive, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	363,965 USD	(34,916)
GSI Technology, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	45,777 USD	(506)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guaranty Bancorp	07/30/18	M	2.29%	Deutsche Bank AG	897,713 USD	$(95,556)
Guess?, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	37,717 USD	(1,808)
Guidewire Software, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	91,002 USD	1,507
Gulf Island Fabrication, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	116,313 USD	(6,117)
Gulfport Energy Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	89,484 USD	15,639
GVC Holding	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	147,343 GBP	8,900
H&E Equipment Services, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	93,734 USD	(1,289)
Hackett Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	311,873 USD	(4,502)
Haemonetics Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	584,546 USD	(10,952)
Hallador Energy Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	188,599 USD	(9,478)
Halma PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	75,508 GBP	(4,114)
Halyard Health, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	675,466 USD	(29,800)
Hamilton Lane, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	66,863 USD	2,502
Hargreaves Lansdown PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	80,818 GBP	(2,818)
Harris Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	28,388 USD	231
Haverty Furniture Co., Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	444,544 USD	(5,200)
Hawaiian Electric Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	824,688 USD	25,232
Hawaiian Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	2,171 USD	(14)
Hawkins, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	420,460 USD	(25,636)
Haynes International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	698,322 USD	(43,873)
HCA Healthcare, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	539,796 USD	(19,921)
HealthEquity, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	163,486 USD	(10,432)
HealthStream, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	936,271 USD	(27,776)
Heidrick & Struggles International	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	600,607 USD	(49,672)
Helen of Troy Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	94,325 USD	1,270
Helix Energy Solutions Group	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	188,662 USD	30,217
HELLA KGaA Hueck & Co.	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	75,771 EUR	(13,709)
Helmerich & Payne	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	443,738 USD	351
Hemisphere Media Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	163,046 USD	(606)
Henry Schein, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	397,455 USD	(3,746)
Heritage Crystal Clean, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	274,558 USD	12,430
Herman Miller, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	408,239 USD	(21,677)
Hermes International	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	241,933 EUR	(12,772)
Hershey Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	31,169 USD	(366)
Heska Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	310,926 USD	(4,434)
Hewlett Packard Enterprise	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	258,802 USD	(17,897)
Hexagon AB	09/20/18	M	0.03%	Credit Suisse Securities (Europe) Limited	2,303,624 SEK	(6,573)
Hexel Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	266,272 USD	1,837
Hill-Rom Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	669,826 USD	(24,034)
Hillenbrand, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	182,616 USD	3,957
Hiscox Ltd.	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	91,285 GBP	2,418
Hispania Activos Inmobiliarios	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	243,936 EUR	10,197
HMS Holdings Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	763,041 USD	(39,226)
HNI Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	602,834 USD	(27,201)
HollyFrontier Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	318,660 USD	(13,325)
Holmen AB	09/20/18	M	0.03%	Credit Suisse Securities (Europe) Limited	780,029 SEK	(3,707)
Hologic, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	421,692 USD	(6,384)
Home Depot, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	61,589 USD	(328)
Hooker Furniture Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	320,247 USD	1,580
Horizon Pharma PLC	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	40,710 USD	(2,340)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hospitality Properties Trust	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	148,080 USD	$(51)
Houghton Mifflin Harcourt Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	28,094 USD	1,550
Houlihan Lokey, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	111,303 USD	(258)
Howard Hughes Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	125,357 USD	386
HP, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	214,410 USD	(7,613)
Hub Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	68,789 USD	(115)
Hubbell, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	177,686 USD	(254)
Hudson Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	72,828 USD	(4,966)
Humana, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	552,918 USD	(10,934)
Hunting PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	82,544 GBP	1,422
Hurco Companies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	245,942 USD	675
Huron Consulting Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	72,971 USD	(619)
Hyatt Hotels Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	295,220 USD	(1,510)
Hyster Yale Materials	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	149,120 USD	(6,163)
Ibstock PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	197,607 GBP	1,578
ICF International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	245,599 USD	(2,537)
ICU Medical, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	444,904 USD	(11,770)
IdaCorp., Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	432,486 USD	8,144
IDEX Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	200,523 USD	(170)
IDEXX Laboratories, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	521,368 USD	(18,580)
IES Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	99,671 USD	(193)
IG Group Holdings PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	392,794 GBP	(3,587)
IHS Markit Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	211,178 USD	1,631
ILG, Inc.	07/30/18	M	2.29%	Deutsche Bank AG	16,235,421 USD	(544,090)
ILG, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	298,177 USD	(5,960)
Imperial Brands PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	3,514,638 GBP	346,205
Imperva, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	69,166 USD	(2,340)
Independence Contract Drilling, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	79,437 USD	8,542
Independence Holding Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	112,939 USD	(6,174)
Indtuit, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	664,780 USD	1,458
Inel Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	27,570 USD	(1,174)
Infinity Property & Casualty	07/30/18	M	2.29%	Deutsche Bank AG	2,465,717 USD	515,804
Informa PLC	07/17/19	M	0.80%	JPMorgan Chase Bank, N.A.	5,717,450 GBP	52,779
Informa PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	1,818,648 GBP	(10,460)
Information Services Group	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	4 USD	—
ING Groep NV	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,729,173 EUR	(27,827)
ING Groep NV	04/25/19	M	0.07%	JPMorgan Chase Bank, N.A.	13,818,200 EUR	(300,592)
Ingles Markets, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	468,313 USD	38,230
Ingredion, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	118,189 USD	(1,512)
Inmobiliaria Colonial SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	237,402 EUR	(730)
InnerWorkings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	348,593 USD	(6,694)
Innophos Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	517,514 USD	(13,240)
Innospec, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	199,109 USD	(7,198)
Innovate Biopharmaceuticals	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	139,269 USD	10,189
Innoviva, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	483,589 USD	(23,028)
Inogen, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	79,845 USD	91
Inovalon Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	248,176 USD	(17,975)
Insight Enterprises, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	283,454 USD	(9,495)
Insperity, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	75,056 USD	(94)
Insteel Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	132,305 USD	(2,011)
Integer Holdings Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	657,486 USD	(1,935)
Integra LifeSciences Holding	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	372,306 USD	(9,742)
Inter Parfums, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	368,075 USD	(2,028)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Interactive Brokers Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	6,321 USD	$(73)
Intercontinental Hotels Group	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	2,141,668 GBP	(115,448)
InterContinental Hotels Group	04/10/19	M	0.80%	JPMorgan Chase Bank, N.A.	4,921,000 GBP	(265,270)
InterDigital, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	311,541 USD	(5,901)
Interface, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	243,028 USD	(10,361)
International Game Technology PLC	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	83,448 USD	(3,549)
International Paper Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	420,822 USD	(19,233)
International Speedway Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	701,746 USD	6,793
Interpublic Group of Cos., Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	240,379 USD	(1,431)
Intersect ENT, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	275,482 USD	9,513
INTL FCStone, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	5,340 USD	(14)
Intricon Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	13,438 USD	(703)
Intuitive Surgical, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	170,089 USD	(707)
Invacare Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	357,193 USD	(14,730)
Invesco Mortgage Capital, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	367,384 USD	(9,348)
Ipsen	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	94,634 EUR	(2,728)
IQVIA Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	70,271 USD	(198)
iRadimed Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	39,532 USD	1,034
iRhythm Technologies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	398,368 USD	(7,322)
iStar, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	147,151 USD	(1,885)
Iteris, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	41,560 USD	(1,005)
ITT, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	39,646 USD	(1,698)
J&J Snack Foods Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	202,671 USD	(2,783)
J. Alexander's Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	70,493 USD	(2,757)
J2 Global, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	534,085 USD	(6,630)
Jabil, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	206,333 USD	425
Jack Henry & Associates, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	624,851 USD	2,441
Jack in the Box, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	216,963 USD	(2,290)
Jazz Pharmaceuticals PLC	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	106,758 USD	(449)
Jenoptik AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	104,263 EUR	(7,487)
Jernigan Capital, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	41,289 USD	(5)
JetBlue Airways Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	934,519 USD	(8,485)
John B. Sanfilippo & Son, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	520,351 USD	13,382
John Wiley & Sons, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	950,822 USD	(39,907)
Johnson & Johnson	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	232,472 USD	(713)
Johnson Outdoors, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	182,524 USD	7,246
Jones Lang Lasalle, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	132,985 USD	139
Juniper Networks, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	114,334 USD	2,311
K12, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	424,334 USD	(8,634)
K2M Group Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	313,699 USD	8,096
Kadant, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	13,923 USD	19
Kaiser Aluminum Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	648,140 USD	(35,244)
Kaman Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	705,690 USD	(16,943)
Kapstone Paper and Packaging	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	396,818 USD	(2,931)
KapStone Paper and Packaging	07/30/18	M	2.29%	Deutsche Bank AG	6,197,468 USD	(7,513)
KAR Auction Services, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	767,374 USD	(229)
KAZ Minerals PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	250,171 GBP	(22,142)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
KB Home	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	20,940 USD	$1,806
Kearny Financial Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	271,082 USD	(4,947)
Kelly Services, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	526,131 USD	(21,612)
Kering	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	975,872 EUR	(63,213)
Keysight Technologies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	6,421 USD	13
Keywords Studios	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	294,697 GBP	(17,091)
Kforce, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	408,724 USD	(22,883)
Kimball Electronics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	200,447 USD	(9,578)
Kimball International	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	390,813 USD	(3,910)
Kimberly Clark Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	309,118 USD	(683)
Kinder Morgan, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	598,394 USD	32,107
Kindred Biosciences, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	65,257 USD	(2,646)
Kindred Healthcare, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	230,958 USD	—
Kinnevik AB	09/20/18	M	0.03%	Credit Suisse Securities (Europe) Limited	2,138,056 SEK	(8,622)
Kirby Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	15,684 USD	33
Kirkland’s, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	123,169 USD	(7,444)
KKR Real Estate Finance Trust	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	364,545 USD	(8,900)
KLA Tencor Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	113,780 USD	(690)
Knoll, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	705,665 USD	(7,094)
Knowles Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	294,030 USD	(10,491)
Koenig & Bauer AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	94,460 EUR	(5,422)
Kohl's Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	124,301 USD	(3,142)
Koninklijke KPN NV	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	9,360,285 EUR	(305,537)
Koninklijke KPN NV	04/11/19	M	0.07%	JPMorgan Chase Bank, N.A.	4,844,093 EUR	(158,120)
Koninklijke KPN NV	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	3,867,720 EUR	(125,092)
Korn/Ferry International	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	496,897 USD	(17,930)
Kraft Heinz Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	173,410 USD	(153)
Kronos Worldwide, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	233,153 USD	(11,458)
KVH Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	74,439 USD	8,990
L Brands, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	124,484 USD	(789)
L.B. Foster Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	156,455 USD	(10,516)
La-Z-Boy, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	201,675 USD	(14,189)
Laboratory Corporation of America Holdings	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	687,976 USD	(29,460)
Ladder Capital Corp. REIT	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	127,835 USD	(1,829)
Lancaster Colony Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	194,501 USD	(436)
Landec Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	71,371 USD	2,995
Lannett Co., Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	406,070 USD	(58,740)
Las Vegas Sands Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	335,186 USD	(8,671)
Lattice Semiconductor Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	213,914 USD	(2,577)
Leaf Group Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	125,162 USD	8,260
Lear Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	479,285 USD	(12,902)
Leggett & Platt, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	432,078 USD	6,822
Legrand SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	2,220,270 EUR	(50,126)
Leidos Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	457,908 USD	(5,850)
Lemaitre Vascular, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	332,713 USD	(27,543)
Lereoy Seafood Group	09/20/18	M	1.21%	Credit Suisse Securities (Europe) Limited	858,476 NOK	386
Liberty Latin America	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	154,983 USD	(7,778)
Liberty Tax, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	48,986 USD	(4,412)
Lifepoint Health, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	709,669 USD	(68,827)
Lifetime Brands, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	97,377 USD	6,037
Ligand Pharmaceuticals	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	302,425 USD	22,003
Limelight Networks, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	157,583 USD	(20,006)
Limoneira Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	70,957 USD	(3,845)
Lincoln Electric Holdings	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	59,630 USD	47
Lincoln National Corp.	05/08/19	M	2.39%	Credit Suisse Securities (Europe) Limited	2,060,312 USD	(138,654)
Lindblad Expeditions Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	227,747 USD	2,511

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lindsay Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	247,023 USD	$(5,324)
Liquidity Services, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	80,808 USD	452
Lithia Motors, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	256,998 USD	(9,319)
Livanova PLC	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	563,211 USD	(27,976)
Liveperson, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	142,529 USD	(14,283)
Lloyds Banking Group PLC	03/21/19	M	0.80%	JPMorgan Chase Bank, N.A.	7,449,600 GBP	153,619
Lloyds Banking Group PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	4,507,520 GBP	92,950
Lockheed Martin Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	111,784 USD	(1,884)
Logmein, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	50,623 USD	898
London Stock Exchange Group	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	284,180 GBP	5,188
Loral Space & Communications	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	152,999 USD	(80)
Louisiana Pacific Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	78,572 USD	828
LPL Financial Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	66,184 USD	(2,217)
LSI Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	92,453 USD	832
LTC Properties, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	12,068 USD	(15)
Luminex Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	876,547 USD	(15,423)
Lundin Petroleum AB	09/20/18	M	0.03%	Credit Suisse Securities (Europe) Limited	3,358,584 SEK	17,300
LVMH Moet Hennessy Louis Vuitton	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	352,833 EUR	2,284
Lydall, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	47,357 USD	1,574
LyondellBasell Industries N.V.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	57,389 USD	832
M/I Homes, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	661,657 USD	(26,614)
Macatawa Bank Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	13,792 USD	(390)
Macquarie Infrastructure Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	96,361 USD	(314)
MacroGenics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	78,794 USD	(6,457)
Macy’s, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	135,162 USD	(4,119)
Madison Square Garden Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	55,724 USD	5,693
Magellan Health, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	450,433 USD	7,920
Manhattan Associates, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	128,215 USD	(254)
ManpowerGroup, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	114,351 USD	(2,215)
Mantech International Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	504,782 USD	(4,803)
Marathon Petroleum Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	323,483 USD	(8,464)
Marcus & Millichap, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	180,605 USD	752
Marcus Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	521,426 USD	(4,709)
Marine Harvest	09/20/18	M	1.21%	Credit Suisse Securities (Europe) Limited	1,800,889 NOK	(11,808)
Marine Products Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	57,468 USD	4,530
Marriott Vacations World	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	344,285 USD	(5,292)
Masimo Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	731,714 USD	(22,092)
Materion Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	479,745 USD	(11,510)
Matrix Service Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	319,712 USD	(9,304)
Matson, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	34,672 USD	(283)
Matthews International Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	390,027 USD	5,873
Maxim Integrated Products	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	154,254 USD	(564)
Maximus, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	459,708 USD	(5,063)
Maxwell Technologies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	116,105 USD	(8,293)
MB Financial, Inc.	07/30/18	M	2.29%	Deutsche Bank AG	7,946,433 USD	(514,222)
Mcdonald's Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	41,362 USD	4
McGrath RentCorp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	647,477 USD	(10,095)
McKesson Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	346,054 USD	(34,298)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
MDC Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	542,541 USD	$(3,820)
MDU Resources Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	117,789 USD	(516)
Medical Properties Trust, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	131,789 USD	(178)
Medidata Solutions, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	372,202 USD	(1,465)
Mednax, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	766,487 USD	(19,344)
Medpace Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	350,563 USD	(11,336)
Medtronic PLC	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	516,882 USD	(6,133)
Merck & Co., Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	371,674 USD	(3,104)
Meredith Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	321,034 USD	(5,446)
Meridian Bioscience, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	840,396 USD	(27,668)
Merit Medical Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	447,691 USD	9,167
Meritage Homes Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	129,678 USD	(158)
Merlin Properties Socimi SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	175,114 EUR	4,789
Mesa Laboratories, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	233,050 USD	16,024
Methode Electronics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	219,231 USD	(6,971)
METSA SERLA B SHARES	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	342,154 EUR	(11,611)
Mettler Toledo International	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	238,249 USD	147
MFA Financial, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	110,462 USD	(3,356)
MGE Energy, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	493,073 USD	25,198
Microstrategy, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	103,162 USD	1,082
Middlesex Water Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	218,792 USD	(1,111)
Midstates Petroleum Co, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	291,175 USD	28,973
Miller Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	117,205 USD	1,986
Minerals Technologies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	181,545 USD	(555)
Mistras Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	256,722 USD	1,159
Mobile Mini, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	462,515 USD	3,202
Moelis & Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	215,165 USD	(15,169)
Molina Healthcare, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	263,001 USD	3,004
Momenta Pharmaceuticals, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	105,339 USD	(6,975)
Monarch Casino & Resort, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	561,615 USD	(14,910)
Moncler SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	353,935 EUR	(30,071)
Monmouth Real Estate Investment Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	44,954 USD	3,330
Monolithic Power Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	55,084 USD	(681)
Monotype Imaging Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	675,691 USD	(46,493)
Morningstar, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	194,082 USD	(3,759)
Morphosys AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	211,667 EUR	22,331
Mosaic Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	136,988 USD	(4,396)
Motorcar Parts of America, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	160,938 USD	(3,961)
Motorola Solutions, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	257,676 USD	1,829
Movado Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	192,504 USD	(3,796)
MSA Safety, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	189,347 USD	1,888
MSC Industrial Direct Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	318,483 USD	(8,356)
MSCI, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	74,334 USD	(221)
MTS Systems Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	959,738 USD	(31,782)
MTU Aero Engines AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	86,539 EUR	432
Mueller Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	229,650 USD	(6,466)
Mueller Water Products, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	85,558 USD	(1,010)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Murphy Oil Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	319,802 USD	$7,564
Myers Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	422,751 USD	(26,809)
Mylan NV	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	383,176 USD	(25,715)
MYR Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	81,428 USD	(2,671)
Myriad Genetics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	155,157 USD	(8,069)
Nabors Industries Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	277,372 USD	213
Nacco Industries	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	154,981 USD	(6,447)
Nanometrics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	126,624 USD	(6,761)
Nanostring Technologies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	20,336 USD	(692)
NantKwest, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	188,965 USD	3,142
Napco Security Technologies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	80,127 USD	11,641
Nasdaq, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	24,937 USD	(112)
Natera, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	37,720 USD	12,097
Nathan’s Famous, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	161,889 USD	245
National CineMedia, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	96,298 USD	9,441
National Fuel Gas Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	376,993 USD	(872)
National General Holdings Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	12,719 USD	(634)
National Health Investors, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	215,304 USD	(2,664)
National Healthcare Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	512,646 USD	(7,529)
National Instruments Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	300,108 USD	(7,885)
National Oilwell Varco, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	173,353 USD	5,586
National Presto Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	578,013 USD	(30,553)
National Research Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	182,573 USD	2,108
National Western Life Group	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	147,859 USD	(4,369)
Natural Gas Services Group	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	184,749 USD	10,234
Natural Health Trends Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	375,525 USD	27,697
Natus Medical, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	314,609 USD	(13,148)
Navigant Consulting, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	289,278 USD	(25,126)
Neenah Paper, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	941,283 USD	5,643
Nemetschek	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	437,531 EUR	(9,723)
Neogen Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	829,618 USD	(17,454)
Neogenomics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	479,330 USD	1,099
Neste Oyj	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	370,671 EUR	4,557
NetScout Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	165,266 USD	(2,451)
Nevro Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	163,746 USD	(5,004)
New Home Co., Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	137,622 USD	(2,997)
New Jersey Resources Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	376,735 USD	6,056
New Media Investment Group	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	1,193,839 USD	(19,324)
New Relic, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	35,815 USD	1,202
New Residential Investment Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	487,786 USD	(25,910)
New York Community Bancorp	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	75,080 USD	(3,364)
Newmarket Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	174,377 USD	2,390
Newmont Mining Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	102,616 USD	1,803
Newpark Resources, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	133,583 USD	9,920
News Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	551,904 USD	(8,412)
NEX Group PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	322,110 GBP	(2,058)
NEX Group PLC	07/30/18	M	0.86%	Deutsche Bank AG	3,886,492 GBP	189,797
Nexeo Solutions, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	314,164 USD	(6,282)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nexstar Media Group, Inc.	04/22/19	M	2.21%	Morgan Stanley Capital Services LLC	4,817 USD	$(46)
Next PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	95,076 GBP	(1,557)
Nextera Energy, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	185,530 USD	(293)
NH Hotel Group SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	91,218 EUR	(669)
NIC, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	235,956 USD	(8,724)
Nielsen Holdings PLC	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	27,231 USD	(43)
NMC Health PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	375,782 GBP	1,946
NN, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	303,279 USD	(36,676)
Noble Corp. PLC	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	17,949 USD	3,985
Nokia Oyj	02/12/19	M	0.07%	JPMorgan Chase Bank, N.A.	3,133,200 EUR	(204,599)
Nokia Oyj	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	131,704 EUR	(8,600)
Nolato AB	09/20/18	M	0.03%	Credit Suisse Securities (Europe) Limited	4,815,180 SEK	(12,350)
Nordea Bank AB	09/20/18	M	0.03%	Credit Suisse Securities (Europe) Limited	61,042,234 SEK	178,326
Nordea Bank AB	10/10/18	M	0.20%	JPMorgan Chase Bank, N.A.	42,050,000 SEK	121,696
Nordic American Tankers Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	232,554 USD	55,985
Nordstrom, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	227,793 USD	3,457
Norma Group SE	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	216,346 EUR	(29,946)
Northfield Bancorp, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	133,694 USD	(2,778)
Northrim Bancorp, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	37,850 USD	79
Northwest Bancshares, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	654,043 USD	(13,917)
Northwest Natural Gas Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	420,201 USD	10,896
Northwest Pipe Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	188,720 USD	(11,698)
Northwestern Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	293,672 USD	10,555
Novocure Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	95,800 USD	854
NRG Yield, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	660,254 USD	(8,467)
NU Skin Enterprises, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	115,701 USD	(683)
Nuance Communications, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	19,731 USD	(653)
Nucor Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	679,200 USD	(26,950)
NuVasive, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	389,921 USD	(20,025)
Nuvectra Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	5,493 USD	(94)
NVE Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	565,939 USD	16,048
Nvent Electric PLC	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	234,592 USD	(11,654)
NXP SemiConductors NV	07/30/18	M	2.29%	Deutsche Bank AG	22,855,660 USD	(916,210)
NXStage Medical, Inc.	07/30/18	M	2.29%	Deutsche Bank AG	4,662,869 USD	(151,551)
NxStage Medical, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	460,411 USD	(6,422)
Nymox Pharmaceutical Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	20,088 USD	(224)
Ocado Group PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	532,303 GBP	(8,444)
Occidental Petroleum Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	314,078 USD	1,061
Ocean Rig UDW, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	152,484 USD	2,816
Oceaneering International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	80,060 USD	5,002
Oclaro, Inc.	07/30/18	M	2.29%	Deutsche Bank AG	3,660,354 USD	(344,547)
Office Depot, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	394,689 USD	(56,952)
OGE Energy Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	642,478 USD	11,900
Old Mutual Ltd.	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	117,686 GBP	(21,049)
Olin Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	77,155 USD	(1,535)
Olympic Steel, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	500,483 USD	(57,749)
Omega Flex, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	180,450 USD	21,043
Omnicell Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	615,599 USD	6,090
Omnicom Group	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	373,726 USD	3,658
One Gas Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	694,385 USD	3,687
Oneok, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	707,236 USD	8,033
Onespan, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	228,595 USD	(8,732)
Oppenheimer Holdings	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	169,240 USD	(1,688)
Orange Belgium	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	376,298 EUR	(51,983)
Orange Belgium	04/03/19	M	0.63%	JPMorgan Chase Bank, N.A.	897,802 EUR	(124,024)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Orion Group Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	278,256 USD	$9,911
Oritani Financial Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	171,798 USD	(3,124)
Orsted A/S	09/20/18	M	0.10%	Credit Suisse Securities (Europe) Limited	1,596,360 DKK	6,314
Orthofix International NV	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	1,015,386 USD	(37,968)
Otter Tail Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	577,127 USD	7,829
Outfront Media, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	20,438 USD	(15)
Owens & Minor, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	610,632 USD	3,911
Oxford Immunotec Global PLC	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	227,635 USD	(12,178)
Oxford Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	282,645 USD	(1,177)
PACCAR, inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	84,544 USD	(2,695)
Packaging Corporation of America	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	320,613 USD	(6,371)
Panhandle Oil and Gas, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	35,254 USD	(378)
Papeles y Cartones de Europa	07/30/18	M	0.05%	Deutsche Bank AG	3,362,439 EUR	4,139
Par Pacific Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	605,853 USD	(3,810)
Par Technology Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	32,035 USD	3,184
Paramount Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	133,187 USD	2,826
Pargesa Holding SA	09/20/18	M	0.33%	Credit Suisse Securities (Europe) Limited	218,762 CHF	(12,162)
Park Electrochemical Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	578,240 USD	52,945
Park Ohio Holdings Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	228,724 USD	(11,749)
Partners Holdings Group AG	09/20/18	M	0.33%	Credit Suisse Securities (Europe) Limited	417,746 CHF	(8,243)
Pattern Energy Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	273,480 USD	(7,942)
Patterson Cos, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	694,033 USD	4,135
Paychex, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	758,383 USD	(14,325)
PBF Energy, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	618,196 USD	(51,973)
PC Connection, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	474,190 USD	21,021
PCSB Financial Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	60,761 USD	61
PDF Solutions, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	169,755 USD	(7,031)
PDL Biopharma, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	620,260 USD	(44,304)
Peabody Energy Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	546,574 USD	(11,365)
Pegasystems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	64,098 USD	(914)
PennyMac Mortgage Investment Trust	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	209,168 USD	7
Penske Automotive Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	599,378 USD	(36,475)
Penumbra, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	324,557 USD	(30,988)
People's Utah Bancorp	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	43,843 USD	(1,682)
Perficient, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	578,064 USD	(14,432)
Perkinelmer, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	7,337 USD	(14)
Pernod Ricard SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	209,390 EUR	(12,206)
Perrigo Co. PLC	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	613,422 USD	(15,706)
Perry Ellis International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	563,626 USD	(11,532)
Petroleum Geo-Services	09/20/18	M	1.21%	Credit Suisse Securities (Europe) Limited	2,018,454 NOK	8,942
Peugeot SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	396,526 EUR	(34,406)
Pfizer, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	627,235 USD	(1,514)
PHI, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	128,177 USD	(11,914)
Phibro Animal Health Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	924,981 USD	(12,362)
Phillips 66	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	777,787 USD	(7,116)
Photronics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	303,971 USD	(11,902)
PICO Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	319,596 USD	14,910
Piedmont Office Realty Trust	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	120,290 USD	744
Pier 1 Imports, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	452,635 USD	(84,966)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Pinnacle Entertainment, Inc.	07/30/18	M	2.29%	Deutsche Bank AG	9,206,051 USD	$913,253
Pinnacle Foods, Inc.	07/30/18	M	2.29%	Deutsche Bank AG	19,762,456 USD	(38,476)
Pinnacle West Capital	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	720,821 USD	25,165
Platform Specialty Products	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	92,143 USD	239
Playtech Ltd.	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	178,320 GBP	(4,296)
Plexus Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	332,654 USD	(10,542)
Plus 500 Ltd.	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	428,034 GBP	(4,511)
PNM Resources, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	23,486 USD	10
PolyOne Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	58,475 USD	2
Portland General Electric Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	688,982 USD	15,233
Potbelly Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	236,440 USD	(6,863)
Powell Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	423,451 USD	(7,058)
Power Integrations, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	101,424 USD	(5,217)
PPL Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	262,664 USD	5,363
PQ Group Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	13,951 USD	269
PRA Health Sciences, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	298,230 USD	(3,026)
Premier Oil PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	79,552 GBP	16,413
Premier, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	672,706 USD	12,984
Presidio, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	394,408 USD	(43,406)
Prestige Brands Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	266,716 USD	10,887
PriceSmart, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	233,623 USD	(6,739)
Primerica, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	15,133 USD	(93)
Primoris Services Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	276,495 USD	(8,688)
Procter & Gamble Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	189,016 USD	(111)
Progress Software Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	179,019 USD	(292)
PROS Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	11,035 USD	155
Providence Service Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	987,604 USD	17,836
Prudential Financial, Inc.	05/08/19	M	2.39%	Credit Suisse Securities (Europe) Limited	818,147 USD	(41,920)
Prudential PLC	04/11/19	M	0.80%	JPMorgan Chase Bank, N.A.	11,025,000 GBP	(815,606)
Prudential PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	4,116,077 GBP	(277,881)
Prysmian SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	3,459,012 EUR	(616,267)
PS Business Parks, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	103,752 USD	590
PTC, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	129,741 USD	1,312
Publicis Groupe	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	5,175,448 EUR	(57,250)
Publicis Groupe	03/05/19	M	0.07%	JPMorgan Chase Bank, N.A.	5,993,129 EUR	(23,669)
PulteGroup, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	71,960 USD	663
Puma SE	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	27,000 EUR	63
QAD, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	543,157 USD	(30,524)
Qiagen N.V.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	184,082 USD	(1,836)
Quad Graphics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	90,694 USD	791
Quaker Chemical Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	246,110 USD	(6,835)
Quality Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	765,721 USD	(5,065)
Qualys, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	4,062 USD	(15)
Quanex Building Products	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	153,647 USD	(8,108)
Quanta Services, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	210,913 USD	(10,847)
Quest Diagnostics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	893,208 USD	(10,829)
Quilter PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	28,087 GBP	6,057
Quorum Health Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	164,890 USD	(3,765)
R1 RCM, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	373,160 USD	(8,096)
Radnet, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	579,710 USD	50,410
Rambus, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	440,883 USD	(35,953)
Range Resources Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	74,675 USD	3,505
Rayonier Advanced Materials	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	92,708 USD	3,987
Rayonier, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	36,901 USD	9
RCI Hospitality Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	250,133 USD	11,834
Reading International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	128,603 USD	(238)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
RealNetworks, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	30,746 USD	$1,063
Reckitt Benckiser Group PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	2,215,074 GBP	37,491
Red Lion Hotels Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	12,810 USD	(577)
Redwood Trust, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	241,893 USD	(822)
Regal Beloit Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	162,792 USD	808
Regeneron Pharmaceuticals	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	102,654 USD	5,673
Regis Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	343,387 USD	(23,156)
Reis, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	84,125 USD	(20)
Reliance Steel & Aluminum	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	1,150,116 USD	(61,906)
Renault SA	10/10/18	M	0.07%	JPMorgan Chase Bank, N.A.	6,710,400 EUR	(1,032,335)
Renault SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,788,805 EUR	(265,986)
Renewable Energy Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	249,645 USD	7,734
Rentokil Initial PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	69,900 GBP	158
Repligen Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	56,605 USD	1,019
Republic Services, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	1,030,174 USD	(10,790)
ResMed, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	735,320 USD	(17,200)
Resources Connection, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	585,097 USD	(27,109)
Retrophin, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	284,285 USD	(13,948)
REX American Resources Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	533,394 USD	41,898
Rheinmetall AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	232,201 EUR	(32,973)
Ribbon Communication, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	270,956 USD	21,348
Rightmove PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	77,365 GBP	2,805
RingCentral, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	12,939 USD	358
Rio Tinto PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	86,036 GBP	(498)
RLI Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	105,338 USD	(427)
RMR Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	278,466 USD	(3,813)
Robert Half International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	362,443 USD	(17,087)
Roche Holdings AG	09/20/18	M	0.33%	Credit Suisse Securities (Europe) Limited	4,011,592 CHF	166,357
Rocket Internet SE	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	96,846 EUR	7,172
Rockwell Collins, Inc.	07/30/18	M	2.29%	Deutsche Bank AG	23,366,176 USD	203,902
Rockwell Medical, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	253,650 USD	(19,475)
Rockwool International	09/20/18	M	0.10%	Credit Suisse Securities (Europe) Limited	2,763,588 DKK	26,958
Rocky Brands, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	173,834 USD	(3,314)
Rollins, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	482,720 USD	2,068
Rosetta Stone, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	461,053 USD	(2,402)
Rowan Companies PLC	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	189,354 USD	20,436
Royal Dutch Shell PLC	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	8,090,992 EUR	291,181
Royal Gold, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	491,130 USD	3,057
Royal Mail PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	201,663 GBP	1,589
Royal Unibrew	09/20/18	M	0.10%	Credit Suisse Securities (Europe) Limited	2,937,339 DKK	37,502
RR Donnelley & Sons Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	92,054 USD	(14,761)
RSA Insurance Group PLC	03/21/19	M	0.80%	JPMorgan Chase Bank, N.A.	3,260,000 GBP	180,806
RSA Insurance Group PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	4,666,031 GBP	258,787
RSP Permian, Inc.	07/30/18	M	2.29%	Deutsche Bank AG	22,487,482 USD	(505,258)
Rubis	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	236,012 EUR	(25,269)
Rudolph Technologies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	259,039 USD	(18,124)
Rush Enterprises, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	91,304 USD	(2,143)
Ruth's Hospitality Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	351,008 USD	1,917
RWE AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	7,942,321 EUR	(296,599)
Ryder System, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	209,886 USD	(1,132)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ryman Hospitality Properties	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	114,618 USD	$544
S&P Global, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	52,204 USD	400
S&T AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	102,376 EUR	217
S&T Bancorp, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	71,314 USD	(1,741)
Sabre Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	129,444 USD	(8,117)
Safe Bulkers, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	205,515 USD	(21,633)
Safety Insurance Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	196,506 USD	(2,734)
Safran SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,930,685 EUR	14,173
Safran SA	10/10/18	M	0.07%	JPMorgan Chase Bank, N.A.	10,340,000 EUR	75,907
Sally Beauty Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	60,410 USD	2,219
Salmar ASA	09/20/18	M	1.21%	Credit Suisse Securities (Europe) Limited	3,006,502 NOK	(17,294)
Sanderson Farms, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	49,918 USD	(77)
SandRidge Energy, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	310,436 USD	42,359
Sanmina Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	144,909 USD	(4,797)
Sanofi	06/11/19	M	0.07%	JPMorgan Chase Bank, N.A.	3,434,000 EUR	(1,752)
Sanofi	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,574,695 EUR	(803)
SAP SE	06/11/19	M	0.07%	JPMorgan Chase Bank, N.A.	9,559,902 EUR	(519,584)
SAP SE	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	4,031,092 EUR	(163,471)
Sartorius AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	250,465 EUR	8,942
Saul Centers, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	40,017 USD	489
SCANA Corp.	07/30/18	M	2.29%	Deutsche Bank AG	12,427,974 USD	(778,101)
ScanSource, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	682,390 USD	(17,319)
Schneider National, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	171,133 USD	(7,091)
Schnitzer Steel Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	401,533 USD	(23,554)
Scholastic Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	1,248,081 USD	(21,447)
Schweitzer Mauduit International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	912,505 USD	11,167
Science Applications International Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	88,374 USD	(1,050)
Scorpio Tankers, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	166,222 USD	4,871
Scout24 AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	349,193 EUR	(1,152)
Seacor Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	612,569 USD	37,045
SeaCor Marine Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	447,319 USD	9,355
Seattle Genetics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	36,364 USD	1,213
Secureworks Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	359,151 USD	(3,380)
Segro PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	333,980 GBP	1,188
Select Income REIT	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	355,446 USD	7,512
Select Medical Holdings Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	526,526 USD	(8,561)
Semgroup Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	293,252 USD	13,275
Seneca Foods Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	167,944 USD	(5,998)
Senior PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	169,950 GBP	(5,474)
Sensient Technologies Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	324,488 USD	134
Seres Therapeutics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	48,901 USD	575
Service Corp International	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	219,343 USD	49
ServiceSource International	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	90,248 USD	(2,883)
Shiloh Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	127,456 USD	(3,742)
Ship Finance Internatiional Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	1,023,657 USD	10,375
Shire PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	2,127,763 GBP	158,228
Shire PLC	07/17/19	M	0.80%	JPMorgan Chase Bank, N.A.	1,130,500 GBP	84,068
Shire PLC ADR	07/30/18	M	2.29%	Deutsche Bank AG	16,055,416 USD	304,173
Shutterstock, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	93,696 USD	(722)
SIAS SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	175,820 EUR	159

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Siegfried Holding AG REG	09/20/18	M	0.33%	Credit Suisse Securities (Europe) Limited	265,200 CHF	$(2,343)
Sigma Designs, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	133,756 USD	(1,087)
Silgan Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	509,658 USD	(5,549)
Silicon Laboratories, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	76,368 USD	(672)
Siltronic AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	337,180 EUR	(45,849)
SilverBow Resources, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	148,253 USD	13,186
Simcorp A/S	09/20/18	M	0.10%	Credit Suisse Securities (Europe) Limited	711,460 DKK	(5,440)
Simpson Manufacturing Co., Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	170,507 USD	329
Simulations Plus, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	236,449 USD	5,119
Sirius XM Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	10,471 USD	(59)
Six Flags Entertainment Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	510,678 USD	(10,031)
SIXT SE	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	480,938 EUR	(48,896)
SJW Group	07/30/18	M	2.29%	Deutsche Bank AG	1,956,455 USD	544
Sky PLC	07/30/18	M	0.86%	Deutsche Bank AG	4,963,010 GBP	3,066,868
Sky PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	50,539 GBP	6,211
Sky PLC	03/05/19	M	0.80%	JPMorgan Chase Bank, N.A.	5,770,906 GBP	709,208
Skywest, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	612,283 USD	(48,182)
SMA Solar Technology	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	156,823 EUR	(28,797)
Smart Global Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	142,369 USD	(17,088)
Smith & Nephew PLC	04/11/19	M	0.80%	JPMorgan Chase Bank, N.A.	6,837,500 GBP	201,262
Smith & Nephew PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	1,424,566 GBP	41,932
Smurfit Kappa Group PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	71,441 GBP	(489)
Snap On, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	63,312 USD	(631)
Societe Generale SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	5,569,625 EUR	(123,959)
Societe Generale SA	04/25/19	M	0.07%	JPMorgan Chase Bank, N.A.	3,995,163 EUR	(101,109)
Sonic Automotive, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	533,475 USD	(27,333)
Sonic Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	88,616 USD	(123)
Sonoco Products Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	927,788 USD	2,197
Sorrento Therapeutics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	65,876 USD	2,999
Sothern Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	466,756 USD	10,237
South Jersey Industries	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	135,458 USD	263
South32 Ltd.	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	62,513 GBP	(3,119)
Southern Copper Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	302,002 USD	(1,378)
Southern First Bancshares	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	70,942 USD	(3,670)
Southern National Bancorp of Virginia, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	65,136 USD	2,388
Southwest Airlines Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	1,294,474 USD	(34,685)
Southwest Gas Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	340,792 USD	(6,119)
SP Plus Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	386,680 USD	(17,359)
Spartannash Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	92,625 USD	(1,264)
Sparton Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	88,190 USD	(247)
Speedway Motorsports, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	158,539 USD	(2,039)
Spie SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	2,006,488 EUR	(131,096)
Spie SA	04/03/19	M	0.07%	JPMorgan Chase Bank, N.A.	2,247,235 EUR	(146,825)
Spirit Airlines, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	62,337 USD	(1,487)
Spok Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	437,670 USD	6,786
Sports Direct International	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	74,507 GBP	(3,431)
Sprint Corp.	07/30/18	M	2.29%	Deutsche Bank AG	14,264,872 USD	214,237
SPS Commerce, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	326,270 USD	(9,424)
SSAB AB	09/20/18	M	0.03%	Credit Suisse Securities (Europe) Limited	924,753 SEK	(9,243)
Staar Surgical Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	369,254 USD	21,129
Standard Chartered PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	2,188,844 GBP	(70,583)
Standard Chartered PLC	07/17/19	M	0.80%	JPMorgan Chase Bank, N.A.	996,100 GBP	(34,921)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Standard Life Aberdeen PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	3,139,459 GBP	$(250,867)
Standard Motor Products, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	583,572 USD	(930)
Standex International Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	443,460 USD	(12,891)
Starbucks Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	26,437 USD	(9)
Starwood Property Trust, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	882,513 USD	(23,470)
State Bank Financial Corp.	07/30/18	M	2.29%	Deutsche Bank AG	1,161,066 USD	(12,975)
Steel Dynamics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	261,680 USD	(6,290)
Steelcase, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	549,756 USD	(53,321)
Stepan Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	40,416 USD	929
Steris PLC	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	871,757 USD	(10,465)
Stewart Information Services	07/30/18	M	2.29%	Deutsche Bank AG	1,839,836 USD	(31,111)
Stewart Information Services Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	15,774 USD	(11)
Stora Enso Oyj	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	429,048 EUR	(25,669)
Store Capital Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	9,575 USD	70
Stratasys Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	149,136 USD	(7,251)
Stryker Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	394,808 USD	(3,053)
Sturm Ruger & Co., Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	67,267 USD	(2,363)
Suncoke Energy, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	38,631 USD	2
Super Micro Computer, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	296,707 USD	(21,705)
Superior Industires International	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	230,238 USD	(13,899)
Supernus Pharmaceuticals, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	131,185 USD	9,463
Surmodics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	877,658 USD	(88)
Sutherland Asset Management	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	21,383 USD	(274)
Svenska Cellulosa AB	09/20/18	M	0.03%	Credit Suisse Securities (Europe) Limited	4,936,369 SEK	(9,899)
Swatch Group AG	09/20/18	M	0.33%	Credit Suisse Securities (Europe) Limited	240,286 CHF	(10,966)
Swedish Match AB	09/20/18	M	0.03%	Credit Suisse Securities (Europe) Limited	4,569,221 SEK	21,945
Swedish Orphan Biovitrum AB	09/20/18	M	0.03%	Credit Suisse Securities (Europe) Limited	990,928 SEK	5,652
Sykes Enterprises, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	523,442 USD	(11,561)
Synnex Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	100,104 USD	(9,771)
Synopsys, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	542,104 USD	(3,269)
Syntel, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	232,002 USD	(10,228)
Sysco Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	311,409 USD	130
Systemax, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	446,778 USD	(34,406)
T. Rowe Price Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	59,017 USD	(856)
Tactile Systems Technology, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	210,159 USD	(9,751)
TAG Immobilien AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	403,453 EUR	1,999
Tandem Diabetes Care, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	265,862 USD	(7,237)
Targa Resources Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	478,644 USD	10,020
Target Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	136,944 USD	(537)
Taylor Morrison Home Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	21,387 USD	182
TCF Financial Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	25,368 USD	(797)
Tecan Group AG REG	09/20/18	M	0.33%	Credit Suisse Securities (Europe) Limited	235,522 CHF	11,372
Tech Data Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	154,512 USD	(6,204)
Technogym SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	259,148 EUR	(13,937)
TechTarget	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	585,719 USD	(3,121)
Teekay Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	482,641 USD	(622)
Tegna, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	308,795 USD	(16,181)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Teledyne Technologies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	8,711 USD	$48
Teleflex, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	367,624 USD	(14,392)
Teleperformance	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	107,523 EUR	2,887
Telephone and Data Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	457,247 USD	6,836
Temenos Group AG REG	09/20/18	M	0.33%	Credit Suisse Securities (Europe) Limited	275,972 CHF	(3,304)
Tenneco, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	81,368 USD	(833)
Territorial BanCorp. Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	117,942 USD	137
Tesco PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	211,797 GBP	2,084
Tetra Tech, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	218,351 USD	2,603
Texas Instruements, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	128,069 USD	(179)
Texas Roadhouse, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	417,779 USD	(3,821)
TFS Financial Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	390,210 USD	(8,182)
TGS Nopec Geophysical Co. ASA	09/20/18	M	1.21%	Credit Suisse Securities (Europe) Limited	2,072,239 NOK	27,020
Thales SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	3,135,628 EUR	(10,348)
Thermon Group Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	17,230 USD	(9)
Thule Group PLC	09/20/18	M	0.03%	Credit Suisse Securities (Europe) Limited	2,134,916 SEK	4,970
Tidewater, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	59,211 USD	(1,698)
Tiffany & Co.	05/08/19	M	2.39%	Credit Suisse Securities (Europe) Limited	747,577 USD	(25,620)
Tim Participacs ADR	05/08/19	M	2.39%	Credit Suisse Securities (Europe) Limited	1,104,954 USD	(14,871)
Timberland Bancorp, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	25,291 USD	1,669
Timken Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	137,185 USD	(11,935)
tivity Health, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	119,769 USD	1,565
Tivo Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	524,785 USD	(29,462)
TJX Companies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	245,919 USD	788
TLG ImmobilienAG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	398,750 EUR	(12,306)
Toll Brothers, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	126,267 USD	794
Tootsie Roll Industries	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	528,745 USD	22,329
Topdanmark A/S	09/20/18	M	0.10%	Credit Suisse Securities (Europe) Limited	2,459,590 DKK	(8,151)
Torchmark Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	178,808 USD	(276)
Toro Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	28,711 USD	209
Total SA	02/19/19	M	0.07%	JPMorgan Chase Bank, N.A.	5,385,977 EUR	(16,821)
Total SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	1,907,686 EUR	(5,958)
Total System Services, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	112,576 USD	(1,685)
Tower International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	339,174 USD	(13,923)
Townsquare Media, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	59,245 USD	(659)
Tractor Supply Company	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	13,437 USD	(128)
Travelport Worldwide Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	309,321 USD	(333)
Travelzoo	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	49,887 USD	(895)
Trecora Resources	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	128,068 USD	7,022
Tredegar Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	496,129 USD	(5,097)
Tri Pointe Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	102,071 USD	(2,472)
TriMas Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	72,630 USD	(2,041)
Trimble, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	118,912 USD	(2,889)
Trinity Industries, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	238,319 USD	(486)
Trinseo SA	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	29,367 USD	77
Triple-S Management Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	729,655 USD	10,532
Triton International Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	414,854 USD	(36,111)
Triumph Bancorp, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	23,150 USD	(452)
Triumph Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	5,850 USD	(48)
TrueBlue, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	120,808 USD	(7,564)
TTEC Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	544,386 USD	(34,670)
TTM Technologies	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	113,988 USD	(8,314)
TUI AG	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	423,184 GBP	(25,641)
Tupperware Brands Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	400,806 USD	(16,284)
Turning Point Brands, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	26,256 USD	30

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tutor Perini Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	231,192 USD	$(5,991)
Twenty First Century Fox	05/08/19	M	2.39%	Credit Suisse Securities (Europe) Limited	2,948,509 USD	81,695
Twenty First Century Fox	05/08/19	M	0.00%	Credit Suisse Securities (Europe) Limited	694,393 USD	(422)
Tyler Technologies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	524,100 USD	(7,939)
U.S. Physical Therapy, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	1,171,942 USD	(15,622)
Ubisoft Entertainment	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	480,298 EUR	(23,337)
UBS Group AG REG	09/20/18	M	0.33%	Credit Suisse Securities (Europe) Limited	5,463,188 CHF	(23,470)
UBS Group AG REG	01/03/19	M	0.48%	JPMorgan Chase Bank, N.A.	280,665 CHF	(2,293)
UFP Technologies, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	75,353 USD	(202)
UGI Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	581,317 USD	7,750
Umicore NV	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	420,045 EUR	(14,245)
Unicaja Banco SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	84,929 EUR	(2,061)
Unicredit SpA	10/04/19	M	0.05%	Credit Suisse Securities (Europe) Limited	20,360,194 EUR	6,492
Unifi, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	324,357 USD	(7,389)
UniFirst Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	601,124 USD	(14,701)
Uniper SE	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	176,256 EUR	323
Unite Group PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	324,853 GBP	2,253
United Community Financial	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	70,345 USD	(2,691)
United Continental Holdings	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	223,017 USD	(7,551)
United Fire Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	20,536 USD	(41)
United Insurance Holdings Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	38,887 USD	(2,311)
United Natural Foods, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	108,158 USD	3,184
United Parcel Service	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	494,274 USD	(1,367)
United Therapeutics Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	366,516 USD	(10,094)
UnitedHealth Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	404,942 USD	(12,643)
Unitil Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	450,472 USD	4,856
Universal Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	394,610 USD	5,521
Universal Health Realty Income Trust	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	659 USD	(19)
Universal Health Services, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	881,721 USD	(29,205)
Universal Logistics Holdings	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	279,090 USD	(1,417)
Universal Stainless & Alloy	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	135,114 USD	(2,396)
Unum Therapeutics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	32,342 USD	161
UPM Kymmene Oyj	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	205,216 EUR	(10,192)
US Cellular Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	218,998 USD	1,908
US Ecology, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	171,510 USD	5,449
Usana Health Sciences, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	53,999 USD	(269)
USG Corp.	07/30/18	M	2.29%	Deutsche Bank AG	16,847,117 USD	7,628
Utah Medical Products, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	434,787 USD	(2,559)
Vail Resorts, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	245,808 USD	(134)
Valeo SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	2,416,965 EUR	(291,507)
Valero Energy Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	688,132 USD	(17,832)
Valhi, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	44,280 USD	(6,776)
Validus Holdings Ltd.	07/30/18	M	2.29%	Deutsche Bank AG	19,608,171 USD	42,067
Valmont Industries	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	303,124 USD	487
Valvoline, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	320,530 USD	15,746
Vanda Pharmaceuticals, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	228,413 USD	3,655
Varex Imaging Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	488,053 USD	(1,803)
Varian Medical Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	523,835 USD	(28,244)
Varonis Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	58,182 USD	(4,393)
VAT Group AG	09/20/18	M	0.33%	Credit Suisse Securities (Europe) Limited	133,637 CHF	(11,625)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Vector Group Ltd.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	649,613 USD	$(3,965)
Vectren Corp.	07/30/18	M	2.29%	Deutsche Bank AG	16,318,866 USD	348,275
Veeva Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	237,239 USD	(6,428)
Vera Bradley, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	29,489 USD	(1,255)
Veracyte, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	380,500 USD	11,780
Verbund AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	276,915 EUR	(6,370)
Vericel Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	7,284 USD	(77)
Verint Systems, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	187,426 USD	(3,152)
Verisign, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	109,359 USD	165
Verisk Analytics, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	416,647 USD	243
Verizon Communications, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	219,283 USD	3,540
VF CORP	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	67,662 USD	162
Viad Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	529,684 USD	(19,409)
ViaSat, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	53,125 USD	1,226
Victrex PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	410,591 GBP	(25,854)
Vifor Pharma AG	09/20/18	M	0.33%	Credit Suisse Securities (Europe) Limited	380,041 CHF	(3,119)
Village Super Market, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	220,297 USD	4,188
Vinci SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	3,849,772 EUR	(113,994)
Virgin Money Holdings	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	63,747 GBP	2,820
Virgin Money Holdings	07/30/18	M	0.86%	Deutsche Bank AG	147,309 GBP	3,866
Virtusa Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	75,946 USD	(2,147)
Vishay Intertechnology, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	51,157 USD	(2,298)
Vishay Precision Group	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	463,002 USD	(1,768)
Vivendi	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	3,131,681 EUR	(104,684)
Vivendi	10/10/18	M	0.07%	JPMorgan Chase Bank, N.A.	13,290,515 EUR	(507,585)
Vocera Communcations, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	632,513 USD	7,163
Vodafone Group PLC	03/21/19	M	0.80%	JPMorgan Chase Bank, N.A.	4,620,000 GBP	(32,334)
Vodafone Group PLC	05/08/19	M	2.39%	Credit Suisse Securities (Europe) Limited	46,388 USD	(806)
Vodafone Group PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	9,485,623 GBP	(66,387)
Volkswagen AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	3,780,729 EUR	(413,495)
VSE Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	381,389 USD	(11,333)
W&T Offshore, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	110,806 USD	5,703
Walt Disney Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	84,835 USD	480
Washington REIT	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	37,880 USD	427
Waster Managemetn, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	1,079,245 USD	(6,289)
Waters Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	48,875 USD	(284)
Waterstone Financial, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	44,745 USD	(1,045)
WatsCo, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	774,034 USD	(18,662)
Watts Water Technologies	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	309,633 USD	(3,951)
WD 40 Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	484,671 USD	(2,778)
WEC Energy Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	143,307 USD	6,487
Weis Markets, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	668,651 USD	(8,408)
WellCare Health Plans, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	343,134 USD	8,497
Wesco International, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	237,844 USD	(8,473)
West Pharmaceutical Services	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	579,992 USD	(8,578)
Western Asset Mortgage Capital	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	234,564 USD	(7,814)
Western Union Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	332,519 USD	(2,766)
WestRock Co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	650,772 USD	(19,218)
WEX, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	41,319 USD	206
Weyco Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	128,980 USD	(816)
WGL Holdings, Inc.	07/30/18	M	2.29%	Deutsche Bank AG	20,697,998 USD	1,071,045
Whirlpool Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	28,475 USD	479
White Mountains Insureance Group	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	115,363 USD	683
Willdan Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	64,013 USD	3,718
William Demant Holding	09/20/18	M	0.10%	Credit Suisse Securities (Europe) Limited	3,046,355 DKK	372

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
William Lyon Homes	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	114,294 USD	$(822)
William’s Sonoma, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	249,389 USD	(2,580)
Williams Cos., Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	557,615 USD	4,132
Willis Lease Finance Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	107,758 USD	1,070
Wingstop, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	54,396 USD	(87)
Wirecard AG	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	673,485 EUR	(50,922)
Wizz Air Holdings PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	157,952 GBP	(2,686)
Wolters Kluwer	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	87,673 EUR	526
Wolverine World Wide, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	26,037 USD	(481)
Workiva, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	376,704 USD	(17,341)
World Fuel Services Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	293,552 USD	(18,160)
Worldline SA	09/20/18	M	0.05%	Credit Suisse Securities (Europe) Limited	143,660 EUR	(19,766)
Worthington Industries	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	426,475 USD	(44,758)
WP Carey, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	285,383 USD	(277)
WR Berkley Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	84,075 USD	(7)
Wright Medical Group NV	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	398,696 USD	1,919
Xbiotech, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	14,000 USD	(62)
Xcel Energy, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	930,963 USD	37,408
Xcerra Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	817,205 USD	(4,570)
Xencor, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	142,840 USD	(10,419)
Xenia Hotels & Resorts, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	59,422 USD	(690)
Xerox Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	725,561 USD	(86,633)
Xilinx, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	126,263 USD	(311)
XL Group Ltd.	07/30/18	M	2.29%	Deutsche Bank AG	19,237,699 USD	138,737
XO Group, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	790,711 USD	(31,703)
Xperi Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	174,848 USD	(19,709)
York Water co.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	89,230 USD	64
Yum! Brands, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	141,873 USD	(295)
Zimmer Biomet Holdings, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	642,997 USD	(7,009)
Zix Corp.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	228,582 USD	(1,005)
Zoetis, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	356,457 USD	(5,985)
Zscaler, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	81,818 USD	2,266
Zynga, Inc.	04/22/19	M	2.22%	Morgan Stanley Capital Services LLC	20,728 USD	(1,245)

Total Buys						$(8,630,674)

Sells
2U, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	281,684 USD	$23,901
3M Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	721,454 USD	14,049
A2A SpA	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	320,433 EUR	(1,900)
AAON, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	148,352 USD	223
ABN AMRO Group NV	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	875,293 EUR	5,945
Abraxas Petroleum Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	342,358 USD	(61,485)
Acacia Communications, Inc.	04/22/19	M	0.00%	Morgan Stanley Capital Services LLC	540,686 USD	(18)
Acadia Pharmaceuticals, Inc.	04/22/19	M	1.15%	Morgan Stanley Capital Services LLC	507,862 USD	17,679
Acadia Realty Trust	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	48,444 USD	(439)
Acceleron Pharma, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	235,128 USD	(82,047)
Achillion Pharmaceuticals	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	3,811 USD	(106)
Aclaris Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	186,705 USD	(1,632)
Acorda Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	134,644 USD	7,130
Activision Blizzard, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	404,335 USD	4,189
Actuant Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	89,018 USD	(11,858)
Acuity Brands, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	425,805 USD	19,797
Acxiom Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	84,727 USD	447

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Adamas Pharmaceuticals, Inc.	04/22/19	M	0.10%	Morgan Stanley Capital Services LLC	658,395 USD	$3,837
Adobe Systems, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	226,823 USD	4,224
ADT, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	77,111 USD	(2,547)
Adtalem Global Education, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	133,485 USD	(3,119)
Aduro Biotech, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	93,252 USD	10,624
Advance Auto Parts, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	404,756 USD	4,441
Advanced Drainage Systems, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	281,938 USD	4,375
Advanced Micro Devices	04/22/19	M	0.80%	Morgan Stanley Capital Services LLC	665,317 USD	46,290
Advansix, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	120,299 USD	9,530
Aegon N.V.	03/21/19	M	0.67%	JPMorgan Chase Bank, N.A.	5,487,040 EUR	170,032
Aegon N.V.	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	5,410,323 EUR	169,599
Aerie Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	283,146 USD	(14,750)
Aerohive Networks, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	190,663 USD	12,601
Aerojet Rocketdyne Holdings	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	539,448 USD	(1,310)
Aerovironment, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	440,578 USD	(90,290)
Affiliated Managers Group	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	84,623 USD	773
Aflac, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	53,964 USD	1,307
Ageas	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	5,204,768 EUR	34,104
Agenus, Inc.	04/22/19	M	1.35%	Morgan Stanley Capital Services LLC	212,004 USD	21,224
Agilent Technologies, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	171,790 USD	(620)
Agios Pharmaceuticals, Inc.	04/22/19	M	1.40%	Morgan Stanley Capital Services LLC	184,147 USD	14,760
AIB Group PLC	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,301,592 EUR	64,589
Aimmune Therapeutics, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	24,052 USD	174
Air Liquide SA	04/11/19	M	0.67%	JPMorgan Chase Bank, N.A.	3,042,875 EUR	94,738
Air Liquide SA	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	1,280,663 EUR	39,873
Air Products & Chemicals, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	33,339 USD	168
Air Transport Services Group	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	62,960 USD	1,448
AK Steel Holding Corp.	04/22/19	M	1.05%	Morgan Stanley Capital Services LLC	818,563 USD	57,514
Akamai Technologies, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	113,905 USD	4,939
Akorn, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	397,536 USD	(26,769)
Alarm.com Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	4,652 USD	(153)
Albemarle Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	400,314 USD	(2,947)
Alcoa Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	323,130 USD	(11,922)
Alder Biopharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	352,996 USD	27,090
Aldeyra Therapeutics, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	65,948 USD	1,291
Alexandria Real Estate Equities, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	51,280 USD	(198)
Alexion Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	181,332 USD	(2,038)
Alibaba	05/08/19	M	1.79%	Credit Suisse Securities (Europe) Limited	188,910,075 USD	20,407,091
Align Technology, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	149,235 USD	3,141
Alkermes PLC	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	25,703 USD	(228)
Allegheny Technologies, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	126,038 USD	8,100
Allegion PLC	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	197,643 USD	(708)
Alliance Data Systems Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	169,659 USD	355
Alliance One International	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	111,859 USD	5,077
Allianz SE REG	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	1,824,161 EUR	39,449

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Allison Transmission Holding	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	62,556 USD	$444
Allstate Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	45,442 USD	355
Alnylam Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	898,701 USD	70,893
Alphabet, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	279,902 USD	2,122
Alta Mesa Resources, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	550,810 USD	4,396
Altair Engineering, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	38,525 USD	(338)
Alteryx, Inc.	04/22/19	M	0.55%	Morgan Stanley Capital Services LLC	619,532 USD	25,152
Altran Technologies SA	01/16/19	M	0.77%	JPMorgan Chase Bank, N.A.	298,326 EUR	27,395
Altran Technologies SA	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	574,841 EUR	52,788
Altria Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	133,874 USD	(1,286)
Amazon.Com, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	1,180,098 USD	7,236
AMBAC Financial Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	371,868 USD	3,353
Ambarella, Inc.	04/22/19	M	1.35%	Morgan Stanley Capital Services LLC	444,665 USD	42,581
AMC Entertainment Holdings, Inc.	04/22/19	M	0.35%	Morgan Stanley Capital Services LLC	38,188 USD	187
AMC Networks, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	218,040 USD	18,066
Amerco	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	49,573 USD	68
Ameren Corporation	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	213,010 USD	340
America Movil	05/08/19	M	1.79%	Credit Suisse Securities (Europe) Limited	407,616 USD	(11,833)
American Assets Trust, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	33,420 USD	(351)
American Axle & Manufact. Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	13,112 USD	804
American Campus Communities	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	107,612 USD	(103)
American Equity Investment Life Holdings	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	26,499 USD	291
American Homes 4 Rent	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	30,578 USD	(275)
American Outdoor Brands Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	334,662 USD	19,596
American Public Education	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	297,523 USD	8,802
American States Water Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	353,894 USD	73
American Water Works Co., Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	459,149 USD	(195)
American Woodmark Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	698,228 USD	48,955
Ametek, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	356,188 USD	8,810
Amicus Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	115,715 USD	(842)
Amneal Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	213,397 USD	24,321
Anadarko Petroleum Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	407,137 USD	(19,471)
Anaptysbio, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	911,105 USD	46,833
Anglo American PLC	09/20/18	M	0.50%	Credit Suisse Securities (Europe) Limited	11,564,439 GBP	200,841
Anheuser Busch Inbev SA NV	09/20/18	M	0.95%	Credit Suisse Securities (Europe) Limited	231,354 EUR	(6,100)
Antares Pharma, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	383,289 USD	41,114
AON PLC	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	283,701 USD	(241)
Apache Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	215,945 USD	(17,759)
Apartment Investment & Management Co.	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	702,629 USD	(63,297)
Apartment Invt + Mgmt Co.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	20,401 USD	(114)
Apellis Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	350,263 USD	11,903

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Apogee Enterprises, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	69,772 USD	$(6,867)
Apple, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	16,594 USD	119
Applied Materials, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	201,748 USD	3,731
Apptio, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	60,019 USD	(1,376)
Aptiv PLC	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	74,772 USD	2,476
Aqua America, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	154,553 USD	394
AquaVenture Holdings Ltd.	04/22/19	M	1.35%	Morgan Stanley Capital Services LLC	100,899 USD	(7,148)
ArcBest Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	257,556 USD	10,502
Arch Capital Group Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	151,097 USD	328
Arch Coal, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	39,357 USD	220
Arconic, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	409,597 USD	9,505
Arena Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	501,526 USD	42,680
Argan, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	98,370 USD	(3,309)
Arista Networks, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	730,098 USD	61,911
Arkema	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	159,985 EUR	3,879
Armstrong World Industries	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	117,701 USD	(925)
Arqule, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	228,929 USD	(4,326)
Array Biopharma, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	373,297 USD	23,652
Arthur J. Gallagher & Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	162,899 USD	1,331
Ashford Hospitality Trust	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	57,062 USD	(9,730)
Aspen Insurance Holdings Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	211,067 USD	8,463
Assembly Biosciences, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	120,314 USD	18,447
Assicurazioni Generali	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	5,268,657 EUR	91,337
Assurant, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	47,642 USD	(999)
Assured Guaranty Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	85,598 USD	(368)
Astronics Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	134,101 USD	8,062
Asure Software, Inc.	04/22/19	M	0.55%	Morgan Stanley Capital Services LLC	195,314 USD	2,527
At Home Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	437,466 USD	(18,084)
AT&T, Inc.	05/08/19	M	1.79%	Credit Suisse Securities (Europe) Limited	1,126,183 USD	(3,479)
Atara Biotherapeutics, Inc.	04/22/19	M	1.50%	Morgan Stanley Capital Services LLC	394,034 USD	54,428
Athene Holding Ltd.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	60,257 USD	65
Athenex, Inc.	04/22/19	M	2.15%	Morgan Stanley Capital Services LLC	150,836 USD	5,605
Atkore International Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	128,874 USD	8,325
Atlas Copco AB	09/20/18	M	0.48%	Credit Suisse Securities (Europe) Limited	836,936 SEK	469
Atlas Financial Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	90,516 USD	9,325
Atlassian Corp PLC	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	238,223 USD	10,963
Audentes Therapeutics, Inc.	04/22/19	M	1.32%	Morgan Stanley Capital Services LLC	382,977 USD	1,718
Autodesk, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	579,592 USD	18,788
Autonation, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	83,210 USD	1,062
Autozone, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	323,574 USD	6,895
AvalonBay Communities, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	44,253 USD	(267)
AvalonBay Communities, Inc.	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	702,104 USD	(69,166)
Aveo Pharmaceuticals, Inc.	04/22/19	M	0.40%	Morgan Stanley Capital Services LLC	210,831 USD	(7,116)
Avis Budget Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	996,046 USD	175,583
Axalta Coating Systems Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	506,254 USD	10,655
Axis Capital Holdings Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	85,541 USD	887
Axon Enterprise, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	629,980 USD	11,195
AXT, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	85,815 USD	5,149
AZZ, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	64,667 USD	2,447

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Babcock & Wilcox Enterprises, Inc.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	843,632 USD	$8,625
Baker Hughes	05/08/19	M	1.79%	Credit Suisse Securities (Europe) Limited	227,925 USD	(3,219)
Banc of California, Inc.	04/22/19	M	1.35%	Morgan Stanley Capital Services LLC	92,154 USD	933
BancorpSouth Bank	03/17/20	T	1.66%	Goldman Sachs International	2,606,504 USD	53,307
Barclays PLC	09/20/18	M	0.50%	Credit Suisse Securities (Europe) Limited	418,240 GBP	15,719
Barnes Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	14,532 USD	(16)
Basic Energy Services, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	490,781 USD	53,524
Bayerische Motoren Werke AG	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	2,750,368 EUR	303,806
BB&T Corp.	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	9,630,572 USD	654,320
Beacon Roofing Supply, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	198,221 USD	5,621
Becton Dickinson And Co.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	128,819 USD	894
Beiersdorf AG	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	140,577 EUR	5,641
Bellicum Pharmaceuticals, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	684,355 USD	157,179
Berkshire Hathaway, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	48,859 USD	(44)
Best Buy Co., Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	278,392 USD	4,087
Biglari Holdings, Inc.	04/22/19	M	1.27%	Morgan Stanley Capital Services LLC	28,003 USD	1,030
Biocryst Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	532,055 USD	(67)
Biohaven Pharmaceutical Holdings	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	457,504 USD	13,497
BioTelemetry, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	96,919 USD	1,204
BJ’s Restaurants, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	96,673 USD	(1,127)
Black Knight, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	122,049 USD	(1,169)
Blackline, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	93,443 USD	11,056
Bloomin Brands, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	136,699 USD	13,486
Blue Capital Reinsurance Holdings Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	1,931 USD	(25)
Bluebird Bio, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	645,281 USD	80,889
Bluelinx Holdings, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	342,703 USD	(6,964)
Blueprint Medicines Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	707,498 USD	46,798
Bmc Stock Holdings, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	1,597 USD	(8)
Boeing Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	538,383 USD	9,284
Boingo Wireless, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	796,246 USD	57,440
Bojangles, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	74,607 USD	(1,051)
Booking Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	890,896 USD	15,193
Boot Barn Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	337,520 USD	25,792
Boston Beer Company, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	177,250 USD	(1,371)
Boston Properties, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	9,977 USD	(56)
Box, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	394,651 USD	21,750
Boyd Gaming Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	81,333 USD	4,145
Bper Banca	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	2,027,484 EUR	(142,049)
Brandywine Realty Trust	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	10,435 USD	(385)
Bright Horizons Family Solutions, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	34,409 USD	(346)
Brink’s Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	487,606 USD	(543)
Bristow Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	19,606 USD	656
Brixmor Property Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	107,471 USD	(1,170)
Broadcom, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	18,617 USD	176
Brookfield Property Partners	07/30/18	M	1.74%	Deutsche Bank AG	59,989 USD	(324)
Brown Forman Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	202,933 USD	(263)
Brunswick Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	249,448 USD	9,646
Builders Firstsource, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	241,911 USD	6,592
Bunge Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	166,496 USD	3,933

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Burberry Group PLC	09/20/18	M	0.00%	Credit Suisse Securities (Europe) Limited	157,148 GBP	$(1,158)
Burlington Stores, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	296,902 USD	3,218
Cabot Oil & Gas Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	37,269 USD	(26)
Cadence Bancorp	07/30/18	M	1.74%	Deutsche Bank AG	1,154,776 USD	22,206
Cadence Bancorp	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	69,701 USD	1,712
Caesar’s Entertainment Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	813,085 USD	44,269
Caesarstone Ltd.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	75,507 USD	5,111
CAI International, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	95,252 USD	(4,495)
Caixabank SA	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	734,208 EUR	6,537
Cal Maine Foods, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	284,761 USD	27,542
Calavo Growers, Inc.	04/22/19	M	1.15%	Morgan Stanley Capital Services LLC	109,080 USD	(723)
California Resources Corp.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	450,956 USD	(125,496)
Calithera Biosciences, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	396,972 USD	5,372
Callaway Golf Company	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	54,170 USD	3,786
Callon Petroleum Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	100,678 USD	(8,215)
Camden Property Trust	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	42,846 USD	(77)
Camden Property Trust	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	704,924 USD	(95,380)
Capgemini	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,297,380 EUR	11,163
Capitol Federal Financial, Inc.	04/29/20	T	1.66%	Goldman Sachs International	4,386,129 USD	6,955
CapStar Financial Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	27,999 USD	1,297
Carbonite, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	356,807 USD	35,622
Cardtronics PLC	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	320,855 USD	276
Caretrust Reit, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	46,447 USD	266
Cargurus, Inc.	04/22/19	M	0.45%	Morgan Stanley Capital Services LLC	149,424 USD	(2,182)
Carmax, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	420,111 USD	12,768
Carrizo Oil & Gas, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	848,517 USD	(52,653)
Catalyst Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	305,320 USD	33,234
Caterpillar, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	593,160 USD	33,521
Cathay General Bancorp	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	8,696,573 USD	177,882
Cavco Industries Inc	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	142,016 USD	(2,093)
CBL & Associates Properties	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	348,732 USD	(13,663)
CBS Corp.	05/08/19	M	1.79%	Credit Suisse Securities (Europe) Limited	428,390 USD	(2,930)
CBS Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	400,331 USD	(574)
Celanese Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	32,366 USD	269
Celcuity, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	149,241 USD	(22,290)
Celgene Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	203,656 USD	(1,883)
Centennial Resource Development, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	128,146 USD	(13,408)
Century Aluminum Company	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	640,803 USD	23,167
Century Communities, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	53,865 USD	4,174
CF Industries Holdings, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	51,570 USD	554
Chart Industries, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	131,067 USD	10,791
Charter Communications, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	698,367 USD	8,151
Chefs’ Warehouse, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	215,081 USD	(2,288)
Chegg, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	522,704 USD	16,287
Chemocentryx, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	3,167 USD	98
Chemours Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	535,452 USD	42,435
Chesapeake Energy Corp.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	320,118 USD	(41,395)
Children’s Place, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	17,630 USD	476
Chipotle Mexican Grill, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	921,901 USD	60,024
Chubb Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	48,769 USD	(260)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cigna Corp.	07/30/18	M	1.74%	Deutsche Bank AG	11,135,855 USD	$(123,163)
Cimarex Energy Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	173,954 USD	(22,506)
Cimpress NV	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	235,667 USD	3,296
Circor International, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	61,726 USD	5,769
Cisco Systems, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	438,392 USD	3,058
Cision Ltd.	04/22/19	M	1.24%	Morgan Stanley Capital Services LLC	72,857 USD	(1,161)
Clean Energy Fuels Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	27,301 USD	490
Clean Harbors, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	35,470 USD	(304)
Clearside Biomedical, Inc.	04/22/19	M	0.00%	Morgan Stanley Capital Services LLC	398,516 USD	(2,808)
Clearwater Paper Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	85,520 USD	859
Cleveland Cliffs, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	814,040 USD	21,620
Clipper Realty, Inc.	04/22/19	M	0.55%	Morgan Stanley Capital Services LLC	72,601 USD	4,666
Cloud Peak Energy, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	27,905 USD	1,524
Cloudera, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	723,094 USD	63,205
Clovis Oncology, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	661,975 USD	23
CME Group, Inc.	07/30/18	M	1.74%	Deutsche Bank AG	2,734,739 USD	(28,624)
CMS Energy Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	220,985 USD	(15,037)
CNP Assurances	07/17/19	M	0.77%	JPMorgan Chase Bank, N.A.	413,700 EUR	5,150
CNP Assurances	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	701,025 EUR	8,727
Coca-Cola Bottling Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	240,730 USD	(1,829)
Coca-Cola Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	733,904 USD	(7,110)
Coeur Mining, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	255,092 USD	11,230
Cognex Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	296,412 USD	3,012
Coherent, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	521,913 USD	3,537
Coherus Biosciences, Inc.	04/22/19	M	1.65%	Morgan Stanley Capital Services LLC	563,311 USD	31,507
Colgate Palmolive Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	65,070 USD	259
Collegium Pharmaceutical, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	173,777 USD	12,551
Colony Capital, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	41,789 USD	(474)
Columbus McKinnon Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	71,546 USD	(2,036)
Comcast Corp.	05/08/19	M	1.79%	Credit Suisse Securities (Europe) Limited	896,382 USD	20,912
Comcast Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	216,834 USD	6,259
Comerica, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	205,294 USD	5,542
Commerce Bancshares, Inc.	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	11,163,306 USD	(1,252,407)
Commercial Vehicle Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	379,124 USD	4,483
Commscope Holding Co, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	370,528 USD	11,073
Community Health Systems, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	340,247 USD	73,200
Compagnie Financiere Richemont SA	09/20/18	M	0.78%	Credit Suisse Securities (Europe) Limited	734,778 CHF	31,418
Conagra Brands, Inc.	07/30/18	M	1.74%	Deutsche Bank AG	6,910,702 USD	(6,555)
Conagra Brands, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	33,504 USD	2,454
Concert Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	266,431 USD	37,526
Concho Resources, Inc.	07/30/18	M	1.74%	Deutsche Bank AG	22,636,484 USD	898,794
Conn’s, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	445,585 USD	22,657
ConocoPhillips	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	11,014 USD	83
CONSOL Energy, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	266,329 USD	23,689
Consolidated Edison, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	371,214 USD	497
Constellation Brands, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	520,183 USD	15,031
Container Store Group, Inc.	04/22/19	M	1.13%	Morgan Stanley Capital Services LLC	108,192 USD	4,085
Continental Building Product	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	152,978 USD	4,472
Continental Resources, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	380,692 USD	(21,727)
Copart, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	67,698 USD	(966)
Corcept Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	227,707 USD	34,744

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Core Mark Holding Co., Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	160,013 USD	$(6,514)
Corecivic, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	62,253 USD	(4,233)
Corium International, Inc.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	347,434 USD	46,466
Cornerstone Ondemand, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	392,408 USD	29,000
Corporate Office Properties	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	40,563 USD	(719)
CoStar Group, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	40,144 USD	119
Costco Wholesale Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	473,841 USD	1,965
Coupa Software, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	320,540 USD	3,863
Cousins Properties, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	35,910 USD	(224)
Covenant Transport Group	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	77,073 USD	1,473
Cowen, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	127,836 USD	10,969
Crawford & Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	31,137 USD	(176)
Credit Acceptance Corp.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	100,235 USD	4,817
Credit Suisse Group AG REG	10/16/18	M	1.08%	JPMorgan Chase Bank, N.A.	757,248 CHF	20,411
Crown Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	70,867 USD	773
CSX Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	588,607 USD	20,774
CTI Biopharma Corp.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	69,669 USD	3,535
Cubesmart	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	35,083 USD	253
Cubic Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	2,377 USD	2
Cummins Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	58,022 USD	1,763
CVS Health Corp.	07/30/18	M	1.74%	Deutsche Bank AG	6,634,715 USD	184,529
CYBG PLC	07/30/18	M	5.74%	Deutsche Bank AG	147,429 GBP	(3,752)
Cymabay Therapeutics, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	246,055 USD	791
Cytokinetics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	723,270 USD	80,244
Cytomx Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	339,819 USD	27,734
Daimler AG	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	3,073,480 EUR	323,493
Darling Ingredients, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	216,426 USD	(3,168)
DDR Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	165,449 USD	(6,373)
Deciphera Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	319,521 USD	5,469
Deere & Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	725,437 USD	31,889
Delek US Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	194,122 USD	5,283
Dell Technologies, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	330,774 USD	12,753
Denbury Resources, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	606,074 USD	(156,859)
Depomed, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	390,753 USD	24,197
Dermira, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	953,045 USD	72,688
Deutsche Telekom AG	04/25/19	M	0.67%	JPMorgan Chase Bank, N.A.	2,070,750 EUR	93,716
Deutsche Telekom AG	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	3,205,466 EUR	145,070
Devon Energy Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	392,331 USD	(30,828)
Dexcom, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	380,880 USD	15,872
Diamondback Energy, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	356,425 USD	(41,311)
Dicerna Pharmaceuticals, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	305,680 USD	(9,965)
Dick's Sporting Goods, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	215,895 USD	7,533
Diebold Nixdorf, Inc.	04/22/19	M	0.15%	Morgan Stanley Capital Services LLC	44,028 USD	398
Diplomat Pharmacy, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	9,603 USD	401
Discover Financial Services	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	9,761,622 USD	1,013,954
Dish Network Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	509,385 USD	14,713
Distribuidora Internacional	09/20/18	M	0.95%	Credit Suisse Securities (Europe) Limited	854,948 EUR	103,963
DMC Global, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	331,395 USD	(10,024)
DNB ASA	09/20/18	M	0.76%	Credit Suisse Securities (Europe) Limited	17,856,120 NOK	(6,686)
Dollar Tree, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	258,046 USD	1,771
Dominion Energy, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	171,458 USD	(2,265)
Dominion Energy, Inc.	07/30/18	M	1.74%	Deutsche Bank AG	11,969,749 USD	328,355

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Domino’s Pizza, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	21,728 USD	$1
Donnelley Financial Solution	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	164,529 USD	1,199
Dorman Products, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	9,373 USD	492
Douglas Emmett, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	22,409 USD	(413)
Dover Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	33,658 USD	(454)
DowDuPont, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	447,971 USD	3,802
Dr Horton, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	72,594 USD	598
Dril Quip, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	15,254 USD	40
DTE Energy Company	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	341,579 USD	636
Dunkin Brands Group, Inc.	04/22/19	M	1.55%	Morgan Stanley Capital Services LLC	17,935 USD	184
DXP Enterprises, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	163,003 USD	4,587
Dycom Industries, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	364,570 USD	14,694
Dynavax Technologies Corp.	04/22/19	M	1.15%	Morgan Stanley Capital Services LLC	971,247 USD	53,106
E-Trade Financial Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	85,169 USD	646
Eagle Bancorp, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	159,771 USD	1,066
EastGroup Properties, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	13,577 USD	(88)
Ebay, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	325,962 USD	15,105
Echo Global Logistics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	136,341 USD	6,325
Ecolab, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	87,584 USD	299
Edgewell Personal Care Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	284,515 USD	(8,809)
Edison International	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	103,673 USD	(2,051)
Editas Medicine, Inc.	04/22/19	M	1.35%	Morgan Stanley Capital Services LLC	631,951 USD	28,932
Ehealth, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	344,627 USD	17,017
Eldorado Resorts, Inc.	04/22/19	M	1.30%	Morgan Stanley Capital Services LLC	355,472 USD	27,971
Electro Scientific Industries, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	583,346 USD	76,703
Electronic Arts, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	303,171 USD	5,901
Electronics for Imaging	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	399,914 USD	17,952
Elevate Credit, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	261,291 USD	(9,564)
Elisa Oyj	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	760,650 EUR	(12,719)
Emerson Electric Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	279,886 USD	2,427
Empire State Realty Trust, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	69,609 USD	(1,116)
Endo International PLC	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	210,269 USD	(6,574)
Endurance International Group Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	162,533 USD	(2,488)
Energen Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	37,366 USD	(1,083)
Energizer Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	94,811 USD	(2,463)
Energy Recovery, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	480,617 USD	(596)
Energy XXI Gulf Coast, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	657,831 USD	(24,696)
ENGIE	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	739,973 EUR	49,042
Engility Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	112,181 USD	(2,841)
Enova International, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	280,239 USD	(5,472)
Entegris, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	3,203 USD	(18)
EOG Resources, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	213,491 USD	1,338
Epizyme, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	511,679 USD	43,622
EPR Properties	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	36,992 USD	62
EQT Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	268,951 USD	1,990
Equifax, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	370,635 USD	(2,193)
Equinix, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	92,924 USD	(2,942)
Equity Lifestyle Properties	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	8,393 USD	(62)
Equity Residential	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	37,706 USD	(317)
Ericsson LM	09/20/18	M	1.03%	Credit Suisse Securities (Europe) Limited	1,605,467 SEK	(3,160)
Ericsson LM	04/11/19	M	0.80%	JPMorgan Chase Bank, N.A.	1,725,253 SEK	(3,396)
Erste Group Bank AG	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,015,319 EUR	14,092

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Esperion Therapeutics, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	759,950 USD	$12,989
Essent Group Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	121,079 USD	3,088
Essex Property Trust, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	190,345 USD	(3,780)
Essex Property Trust, Inc.	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	704,917 USD	(42,655)
Essilor International S.A.	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	356,743 EUR	1,374
Essilor International S.A.	04/11/19	M	0.67%	JPMorgan Chase Bank, N.A.	2,426,000 EUR	9,342
Essilor International S.A.	07/08/19	M	0.35%	Morgan Stanley Capital Services LLC	10,087,150 EUR	(1,203,784)
Estee Lauder Companies	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	140,467 USD	4,912
Etsy, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	277,619 USD	4,691
Everbridge, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	301,001 USD	19,848
Everest Re Group Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	83,882 USD	(243)
Everi Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	98,678 USD	7,706
Evonik Industries AG	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	532,935 EUR	23,678
Evoqua Water Technologies LLC	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	340,070 USD	1,964
Exact Sciences Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	439,480 USD	53,237
Exela Technologies, Inc.	04/22/19	M	1.16%	Morgan Stanley Capital Services LLC	56,411 USD	1,301
Exelixis, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	132,829 USD	(12,151)
Expedia, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	641,583 USD	16,235
Express, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	22,094 USD	1,799
Extra Space Storage, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	65,372 USD	97
Extraction Oil & Gas, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	148,167 USD	(202)
Extreme Networks, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	473,980 USD	54,942
EZCorp, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	136,773 USD	5,970
Fabrinet	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	25,660 USD	(458)
Facebook, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	358,678 USD	4,821
Farmers National Banc Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	7,084 USD	66
Fate Therapeutics, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	118,090 USD	1,741
FCB Financial Holdings	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	71,031 USD	1,588
FCB Financial Holdings	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	9,862,317 USD	(764,078)
Federal Realty Investment Trust	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	119,852 USD	(750)
Fednat Holding Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	224,900 USD	(13,321)
Ferro Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	194,907 USD	6,506
Fiat Chrysler Automoblies NV	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	309,047 EUR	31,464
Fibrogen, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	686,431 USD	(42,484)
Fifth Third Bancorp	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	5,008,328 USD	705,854
Fifth Third Bancorp	07/30/18	M	1.74%	Deutsche Bank AG	7,096,585 USD	560,992
Finisar Corporation	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	329,810 USD	(5,458)
FireEye, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	275,911 USD	20,683
First American Financial	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	6,894 USD	(192)
First Bancorp Puerto Rico	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	56,462 USD	1,015
First Commonwealth Financial Corp.	03/16/20	T	1.66%	Goldman Sachs International	183,336 USD	(6,025)
First Commonwealth Financial Corp.	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	4,989,574 USD	(21,536)
First Data Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	246,379 USD	8,509
First Financial Bancorp	04/01/20	T	1.66%	Goldman Sachs International	10,395,344 USD	(736,767)
First Foundation, Inc.	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	898,375 USD	25,252
First Foundation, Inc.	03/18/20	T	1.66%	Goldman Sachs International	2,045,123 USD	72,356
First Internet Bancorp	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	25,878 USD	(38)
First Interstate BancSystem, Inc.	04/06/20	T	1.66%	Goldman Sachs International	3,990,569 USD	(136,127)
First of Long Island Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	37,109 USD	804
First Solar, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	186,465 USD	(2,638)
FirstCash, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	32,279 USD	203
Firstenergy Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	280,407 USD	(8,345)
Fitbit, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	203,111 USD	12,958
Five Below	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	342,462 USD	6,730

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Five Prime Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	361,172 USD	$21,969
Five9, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	20,354 USD	(595)
Fleetcor Technologies, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	102,130 USD	1,229
Flexion Therapeutics, Inc.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	495,256 USD	11,757
Floor & DeCor Holdings Inc. A	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	445,533 USD	45,467
Flotek Industries, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	201,591 USD	8,686
Flowserve Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	95,786 USD	(205)
Fluidigm Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	72,774 USD	(10,463)
Fluor Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	272,792 USD	1,039
FMC Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	456,147 USD	2,782
FNF Group	07/30/18	M	1.74%	Deutsche Bank AG	945,319 USD	64,823
Foot Locker, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	384,386 USD	22,785
ForeScout Technologies, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	320,788 USD	11,215
Forest City Realty Trust	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	90,336 USD	(402)
FormFactor, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	33,861 USD	1,808
Fortive Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	191,233 USD	(3,007)
Fortum Oyj	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	892,533 EUR	—
Fortune Brands Home & Security, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	209,283 USD	537
Forum Energy Technologies, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	5,931 USD	(306)
Fossil Group, Inc.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	539,748 USD	49,962
Foundation Medicine, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	198,923 USD	(249)
Fox Factory Holding Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	2,647 USD	(192)
Francesca’s Holdings Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	229,744 USD	(41,082)
Franklin Financial Network	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	32,258 USD	298
Freeport-McMoRan, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	500,113 USD	(10,956)
Fresenius SE & Co. KGaA	07/08/19	M	0.35%	Morgan Stanley Capital Services LLC	1,912,290 EUR	(202,877)
Freshpet, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	183,052 USD	(20,380)
Front Yard Residential Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	54,990 USD	1,004
Fulton Financial Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	38,822 USD	806
Fulton Financial Corp.	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	8,612,413 USD	832,135
G-III Apparel Group Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	119,624 USD	6,404
G1 Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	416,599 USD	28,153
Gaia, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	85,194 USD	(423)
Gain Capital Holdings, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	296,613 USD	23,832
Gardner Denver Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	177,987 USD	1,383
Gartner, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	316,930 USD	5,811
GCP Applied Technologies	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	433,462 USD	34,010
Generac Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	246,128 USD	2,428
General Dynamics Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	408,626 USD	4,489
General Electric Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	387,410 USD	(9,049)
General Finance Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	21,932 USD	(670)
General Motors Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	405,168 USD	14,398
Genmark Diagnostics, Inc.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	524,186 USD	49,495
Genworth Financial, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	170,464 USD	5,499
GEO Group, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	12,138 USD	(393)
GGP, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	113,158 USD	1,671
Gibraltar Industries, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	109,468 USD	6,455
Givaudan REG	09/20/18	M	1.33%	Credit Suisse Securities (Europe) Limited	484,149 CHF	4,517

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Global Blood Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	565,743 USD	$(67,012)
Global Payments, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	89,990 USD	240
GLU Mobile, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	110,058 USD	171
Glycomimetics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	322,457 USD	(30,145)
GoDaddy, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	55,777 USD	74
Golden Entertainment, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	268,071 USD	26,430
Graftech International Ltd.	04/22/19	M	0.40%	Morgan Stanley Capital Services LLC	308,301 USD	3,101
Grand Canyon Education, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	1,804 USD	18
Gray Television, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	85,773 USD	485
Green Bancorp, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	90,413 USD	5,871
Green Dot Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	193,143 USD	10,623
Greenhill & Co., Inc.	04/22/19	M	1.05%	Morgan Stanley Capital Services LLC	182,963 USD	(5,300)
Greenlight Capital Re, Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	58,640 USD	1,953
Griffon Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	11,973 USD	100
Groupon, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	341,298 USD	27,712
Grubhub, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	415,576 USD	32,550
GTT Communications, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	363,410 USD	35,225
GTX, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	214,113 USD	7,765
H&R Block, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	30,593 USD	(183)
H.B. Fuller Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	95,987 USD	544
Habit Restaurants, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	123,806 USD	(3,175)
Hain Celestial Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	427,292 USD	(18,993)
HalCon Resources Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	176,671 USD	(15,888)
Halliburton Co.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	453,858 USD	2,537
Halliburton Co.	05/08/19	M	1.79%	Credit Suisse Securities (Europe) Limited	276,245 USD	9,129
Halozyme Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	138,807 USD	15,521
Hamilton Beach Brand	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	101,319 USD	2,781
Hanesbrands, Inc.	04/22/19	M	1.35%	Morgan Stanley Capital Services LLC	290,251 USD	(18,998)
Hannon Armstrong Sustainable	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	23,070 USD	(1,361)
Hanover Insurance Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	18,982 USD	(267)
Harborone Bancorp, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	19,509 USD	(605)
Harley Davidson, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	38,544 USD	(759)
Harsco Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	481,150 USD	52,896
Hasbro, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	198,862 USD	(2,928)
HC2 Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	333,967 USD	14,592
HCI Group, Inc.	04/22/19	M	1.30%	Morgan Stanley Capital Services LLC	339,970 USD	15,641
HCP, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	153,706 USD	(10,819)
HD Supply Holdings, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	85,546 USD	66
Health Insurance Innovations, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	336,729 USD	10,480
Healthcare Realty Trust, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	103,451 USD	(5,832)
Healthcare Services Group	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	192,197 USD	(5,830)
Healthcare Trust of America, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	86,341 USD	(5,026)
Heartland Express, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	74,323 USD	3,444
Heico Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	126,336 USD	(854)
Hennes & Mauritz AB	10/10/18	M	0.80%	JPMorgan Chase Bank, N.A.	13,402,000 SEK	5,806
Hennes & Mauritz AB	09/20/18	M	1.73%	Credit Suisse Securities (Europe) Limited	5,965,096 SEK	2,584
Herbalife Ltd.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	86,704 USD	645
Herc Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	235,094 USD	(2,098)
Heritage Insurance Holdings	04/22/19	M	0.40%	Morgan Stanley Capital Services LLC	245,037 USD	(8,046)
Heron Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	419,768 USD	(115,468)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hertz Global Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	590,181 USD	$67,163
Hess Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	143,079 USD	(2,407)
HFF, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	30,313 USD	(602)
Hibbett Sports, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	192,679 USD	(3,162)
Highwoods Properties, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	49,203 USD	(614)
Hilltop Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	79,952 USD	4,318
Home Bancshares, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	41,929 USD	1,185
Honeywell International, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	539,120 USD	15,210
Horizon Global Corp.	04/22/19	M	1.05%	Morgan Stanley Capital Services LLC	34,405 USD	147
Hormel Foods Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	47,469 USD	(606)
Hortonworks, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	65,536 USD	(512)
Hostess Brands, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	402,922 USD	(4,494)
Howard Bancorp, Inc.	04/22/19	M	1.50%	Morgan Stanley Capital Services LLC	464 USD	14
HSBC Holdings PLC	04/11/19	M	0.20%	JPMorgan Chase Bank, N.A.	5,272,103 GBP	116,478
HSBC Holdings PLC	09/20/18	M	0.50%	Credit Suisse Securities (Europe) Limited	9,127,911 GBP	203,891
HubSpot, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	350,733 USD	25,571
Huntington Ingalls Industries	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	407,631 USD	(151)
Huntsman Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	128,783 USD	15,429
IAC/ InterActiveCorp	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	242,532 USD	8,918
Ibex 35 Index	07/24/18	0	0.00%	Merrill Lynch International	2,628,502 EUR	42,060
Ichor Holdings, Ltd.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	698,451 USD	46,743
II VI, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	103,733 USD	4,406
Illinois Tool Works	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	357,897 USD	4,066
Illumina, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	142,917 USD	(2,035)
IMAX Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	156,774 USD	(2,153)
Immersion Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	316,698 USD	16,451
ImmunoGen, Inc.	04/22/19	M	1.64%	Morgan Stanley Capital Services LLC	394,696 USD	16,530
Immunomedics, Inc.	04/22/19	M	1.20%	Morgan Stanley Capital Services LLC	857,088 USD	(6,346)
Incyte Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	407,023 USD	31,220
Independent Bank Group, Inc.	07/30/18	M	1.74%	Deutsche Bank AG	940,693 USD	98,813
Independent Bank Group, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	1,010 USD	8
Infinera Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	431,463 USD	(2,160)
Ingersoll Rand PLC	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	11,149 USD	(157)
Ingevity Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	372,970 USD	6,755
Inovio Pharmaceuticals, Inc.	04/22/19	M	0.10%	Morgan Stanley Capital Services LLC	344,033 USD	43,675
Inphi Corp.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	287,665 USD	12,828
Insmed, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	1,009,244 USD	108,771
Installed Building Products	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	524,551 USD	35,394
Instructure, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	85,839 USD	2,228
Insulet Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	99,411 USD	8,569
Integrated Device Technology, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	86,259 USD	(454)
Intellia Therapeutics, Inc.	04/22/19	M	0.80%	Morgan Stanley Capital Services LLC	466,851 USD	10,432
Intelsat SA	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	746,710 USD	36,611
Intercept Pharmaceuticals, Inc.	04/22/19	M	0.99%	Morgan Stanley Capital Services LLC	757,892 USD	(8,794)
Internap Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	515,092 USD	60,477
International Business Machines Corp	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	4,648 USD	38
International Business Machines Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	68,918 USD	120
Intesa San Paolo	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	5,739,236 EUR	173,929
Intra-Cellular Therapies, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	322,973 USD	45,325

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Intrepid Potash, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	298,416 USD	$29,514
Intrexon Corp.	04/22/19	M	2.94%	Morgan Stanley Capital Services LLC	106,396 USD	14,559
Invesco Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	47,059 USD	898
Investors Bancorp, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	66,568 USD	2,874
Investors Bancorp, Inc.	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	217,254 USD	12,179
Investors Bancorp, Inc.	03/25/20	T	1.66%	Goldman Sachs International	6,878,100 USD	275,697
Invitae Corp.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	436,073 USD	36,013
ION Geophysical Corp.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	379,692 USD	1,827
Ionis Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	274,363 USD	23,759
Iovance Biotherapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	293,751 USD	11,703
IPG Photonics Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	189,626 USD	(1,661)
Iridium Communications, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	251,098 USD	15,716
iRobot Corp.	04/22/19	M	1.85%	Morgan Stanley Capital Services LLC	492,776 USD	19,669
Ironwood Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	95,456 USD	(1,903)
iShares MSCI Brazil Small Cap Index ETF	05/08/19	M	0.41%	Credit Suisse Securities (Europe) Limited	496,690 USD	14,883
Itron, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	71,896 USD	(1,005)
J. Jill, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	292,082 USD	(25,851)
J.B. Hunt Transport Services, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	388,239 USD	20,064
J.M. Smucker Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	76,734 USD	1,283
Jacobs Engineering Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	191,194 USD	1,677
James River Group Holdings Ltd.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	396 USD	4
Janus Henderson Group PLC	06/29/20	T	1.66%	Goldman Sachs International	3,520,910 USD	130,285
JCDecaux SA	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	19,906 EUR	(685)
Jefferies Financial Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	110,627 USD	1,384
JELD-WEN Holding, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	308,416 USD	3,675
John Bean Technologies Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	275,270 USD	2,258
Johnson Controls International PLC	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	84,207 USD	180
Johnson Matthey PLC	09/20/18	M	0.00%	Credit Suisse Securities (Europe) Limited	136,899 GBP	6,868
Jounce Therapeutics, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	108,026 USD	4,118
Julius Baer Group Ltd.	09/20/18	M	0.78%	Credit Suisse Securities (Europe) Limited	2,174,700 CHF	62,952
Kala Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	365,641 USD	(5,632)
Kansas City Southern	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	371,800 USD	9,099
Karyopharm Therapeutics, Inc.	04/22/19	M	1.30%	Morgan Stanley Capital Services LLC	164,378 USD	12,522
KBC Groep NV	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	2,253,444 EUR	(16,823)
KBC Groep NV	04/25/19	M	0.67%	JPMorgan Chase Bank, N.A.	1,971,000 EUR	(14,714)
Keane Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	580,364 USD	(3,263)
Kearny Financial Corp.	04/06/20	T	1.66%	Goldman Sachs International	6,897,471 USD	212,189
Kellogg Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	114,396 USD	(1,868)
Kemet Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	582,436 USD	25,754
Kemper Corp.	07/30/18	M	1.74%	Deutsche Bank AG	1,378,416 USD	(486,432)
Kennametal, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	69,872 USD	1,375
Key Energy Services, Inc.	04/22/19	M	0.70%	Morgan Stanley Capital Services LLC	234,326 USD	(1,170)
KEYW Holding Corp.	04/22/19	M	1.20%	Morgan Stanley Capital Services LLC	482,300 USD	(14,788)
Kilroy Realty Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	13,462 USD	(78)
Kimco Realty Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	43,742 USD	(1,027)
Kingstone Cos, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	70,430 USD	1,309
Kinsale Capital Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	19,360 USD	(609)
Kite Realty Group Trust	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	53,350 USD	(1,563)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
KLX, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	43,370 USD	$374
KMG Chemicals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	218,389 USD	11,879
Knight Swift Transportation	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	41,903 USD	1,973
Kopin Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	197,226 USD	33,253
Koppers Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	69,875 USD	4,834
Kraton Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	160,384 USD	4,708
Kratos Defense & Security Solutions, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	365,178 USD	633
Kroger Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	232,140 USD	(18,817)
Kura Oncology, Inc.	04/22/19	M	1.30%	Morgan Stanley Capital Services LLC	170,008 USD	5,426
L’ Oreal	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	712,479 EUR	3,135
L’Oreal	06/11/19	M	0.67%	JPMorgan Chase Bank, N.A.	2,123,000 EUR	9,342
L3 Technologies, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	160,930 USD	1,112
La Jolla Pharmaceutical Co	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	474,075 USD	19,548
Lafargeholcim Ltd.	09/20/18	M	0.78%	Credit Suisse Securities (Europe) Limited	711,262 CHF	40,089
Lam Research Corp.	05/08/19	M	1.79%	Credit Suisse Securities (Europe) Limited	1,900,186 USD	23,553
Lam Research Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	95,043 USD	321
Lamb Weston Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	15,908 USD	83
Lands End, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	411,660 USD	(1,260)
Landstar System, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	242,654 USD	7,328
Lantheus Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	171,727 USD	8
Laredo Petroleum, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	445,513 USD	(67,147)
Laureate Education, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	238,279 USD	4,886
LCI Industries	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	39,606 USD	661
Legal & General Group PLC	09/20/18	M	0.50%	Credit Suisse Securities (Europe) Limited	4,033,152 GBP	(20,086)
Legal & General Group PLC	07/17/19	M	0.15%	JPMorgan Chase Bank, N.A.	1,484,000 GBP	(7,391)
Legg Mason, Inc.	06/22/20	T	1.66%	Goldman Sachs International	3,543,713 USD	89,815
LendingClub Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	445,056 USD	13,659
LendingTree, Inc.	04/22/19	M	1.27%	Morgan Stanley Capital Services LLC	321,103 USD	35,894
Lennox International, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	570,775 USD	(5,857)
Leonardo SpA	10/04/19	M	0.40%	Credit Suisse Securities (Europe) Limited	444,148 EUR	27,500
Lexicon Pharmaceuticals, Inc.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	169,449 USD	12,069
Lexington Realty Trust	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	322 USD	(1)
LGI Homes, Inc.	04/22/19	M	1.15%	Morgan Stanley Capital Services LLC	159,277 USD	(462)
Liberty Broadband Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	42,737 USD	303
Liberty Expedia Holdings	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	180,550 USD	2,989
Liberty Global PLC	05/08/19	M	1.79%	Credit Suisse Securities (Europe) Limited	285,399 USD	19,143
Liberty Media Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	381,864 USD	(28,721)
Liberty Property Trust	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	41,111 USD	106
Liberty TripAdvisor Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	558,437 USD	25,688
Life Storage, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	38,667 USD	34
Lincoln National Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	21,764 USD	288
Lions Gate Entertainment Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	156,349 USD	10,085
LittelFuse, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	93,500 USD	175
Live Nation Entertainment, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	520,860 USD	(18,219)
LKQ Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	211,696 USD	3,931
Loews Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	158,115 USD	1,109
Lowe’s Cos, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	455,851 USD	10,495
Loxo Oncology, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	427,829 USD	8,528
LSB Industries, Inc.	04/22/19	M	1.35%	Morgan Stanley Capital Services LLC	131,065 USD	(3,598)
LSC Communications, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	9,884 USD	174
Lululemon Athletica, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	417,603 USD	9,219

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lumber Liquidators Holdings	04/22/19	M	0.55%	Morgan Stanley Capital Services LLC	541,298 USD	$7,765
Lumentum Holdings, Inc.	07/30/18	M	1.74%	Deutsche Bank AG	1,554,112 USD	268,326
Luxottica Group SpA	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	3,639,357 EUR	18,379
Mack Cali Realty Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	85,070 USD	(1,729)
Macom Technology Solutions Holdings, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	670,048 USD	40,664
Madrigal Pharmaceuticals, Inc.	04/22/19	M	1.36%	Morgan Stanley Capital Services LLC	442,852 USD	26,394
Maiden Holdings Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	399,284 USD	41,544
Malibu Boats, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	450,781 USD	28,823
Mammoth Energy Services, Inc.	04/22/19	M	0.88%	Morgan Stanley Capital Services LLC	398,079 USD	44,590
Manitex International, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	47,398 USD	(163)
Manitowoc Company, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	205,778 USD	(895)
Marathon Oil Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	109,754 USD	1,116
Marathon Petroleum Corp.	07/30/18	M	1.74%	Deutsche Bank AG	20,641,141 USD	1,308,132
Marinemax, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	515,603 USD	95,311
Marinus Pharmaceuticals, Inc.	04/22/19	M	1.50%	Morgan Stanley Capital Services LLC	52,797 USD	(984)
Markel Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	104,328 USD	1,315
Marlin Business Services, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	35,611 USD	—
Marriott International, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	135,175 USD	6,296
Marriott Vacations World	07/30/18	M	1.74%	Deutsche Bank AG	9,221,129 USD	626,002
Marsh & Mclennan Cos.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	128,343 USD	(1,006)
Marten Transport Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	34,292 USD	430
Martin Marietta Materials	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	32,260 USD	101
Marvell Technology Group Ltd.	07/30/18	M	1.74%	Deutsche Bank AG	12,351,100 USD	(366,272)
Masco Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	312,329 USD	3,277
Masonite International Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	126,565 USD	(1,256)
Mastec, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	161,900 USD	2,799
Mastercard, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	236,802 USD	388
Matador Resources Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	393,083 USD	(58,839)
Mattel, Inc.	04/22/19	M	0.10%	Morgan Stanley Capital Services LLC	739,592 USD	48,129
Maui Land & Pineapple Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	71,161 USD	(340)
Maxlinear, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	305,619 USD	30,361
MCBC Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	344,099 USD	13,346
Mccormick & Co, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	284,305 USD	(25,655)
McDermott International, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	274,660 USD	9,149
Medicines Company	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	344,111 USD	1,333
Medifast, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	238,769 USD	291
Mediobanca SpA	10/04/19	M	0.40%	Credit Suisse Securities (Europe) Limited	478,814 EUR	7,210
Meet Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	150,632 USD	(5,832)
Melinta Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	208,383 USD	54,967
Mercury General Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	45,826 USD	449
Mercury Systems, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	201,253 USD	(8,077)
Meridian Bancorp, Inc.	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	4,556,820 USD	248,280
Meritor, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	362,183 USD	9,736
Mersana Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	101,169 USD	10,280
Meta Financial Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	280,350 USD	19,513
Metlife, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	26,176 USD	408
MGIC Investment Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	105,223 USD	2,429
MGM Resorts International	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	426,128 USD	25,601
MGP Ingredients, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	393,709 USD	24,437

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Michael Kors Holdings Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	608,682 USD	$8,417
Michelin	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,806,861 EUR	161,593
Microchip Technology, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	33,792 USD	(42)
Micron Technology, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	268,332 USD	11,114
Microsoft Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	33,352 USD	317
Mid America Apartment Communities, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	81,632 USD	(11)
Middleby Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	410,931 USD	7,557
Midsouth Bancorp, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	17,466 USD	387
Milacron Holdings Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	117,457 USD	8,837
Mindbody, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	287,303 USD	6,566
Minerva Neurosciences, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	197,090 USD	13,362
Mini Bovespa	09/25/18	0	0.00%	Merrill Lynch International	789,415 BRL	(3,965)
Mirati Therapeutics, Inc.	04/22/19	M	1.35%	Morgan Stanley Capital Services LLC	353,318 USD	(5,536)
Mitek Systems, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	11,472 USD	552
MKS Instruments, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	5,217 USD	(142)
Model N, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	147,578 USD	(9,276)
Modine Manufacturing Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	94,263 USD	2,758
Mohawk Industries, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	71,035 USD	111
Molecular Templates, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	40,076 USD	448
Molson Coors Brewing Co.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	140,075 USD	321
Mondelez International, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	482,857 USD	(2,665)
MoneyGram International, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	196,488 USD	16,420
Monster Beverage Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	844,748 USD	(12,174)
Moody’s Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	490,771 USD	(612)
Moog, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	30,136 USD	(658)
MRC Global, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	118,279 USD	(4,438)
MSG Networks, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	95,116 USD	(8,037)
Muenchener Rueckver AG REG	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	2,833,987 EUR	12,699
Multi-Color Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	171,474 USD	13,276
Murphy USA, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	23,982 USD	358
MyoKardia, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	578,906 USD	(17,291)
National Bank Holdings Corp.	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	5,232,947 USD	(692,432)
National Beverage Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	431,566 USD	9,204
National Retail Properties	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	29,126 USD	(63)
National Storage Affiliates	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	5,646 USD	(87)
National Vision Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	270,229 USD	5,499
Natixis	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	37,820 EUR	1,174
Natixis	04/10/19	M	0.67%	JPMorgan Chase Bank, N.A.	624,400 EUR	19,385
Natural Grocers by Vitamin C	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	193,629 USD	(21,065)
Nautilus, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	4,189 USD	154
Navient Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	259,950 USD	3,285
Navigators Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	25,628 USD	719
Navistar International Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	286,412 USD	8,132
NCI Building Systems, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	351,217 USD	13,663
NCS Multistage Holdings, Inc.	04/22/19	M	1.05%	Morgan Stanley Capital Services LLC	35,319 USD	(3,796)
Nektar Therapeutics	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	552,834 USD	61,751
Nelnet, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	50,540 USD	2,118

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Neos Therapeutics, Inc.	04/22/19	M	0.55%	Morgan Stanley Capital Services LLC	441,010 USD	$28,591
Nestle SA	09/20/18	M	1.08%	Credit Suisse Securities (Europe) Limited	470,582 CHF	(14,257)
Nestle SA REG	04/25/19	M	1.18%	JPMorgan Chase Bank, N.A.	2,239,800 CHF	(67,858)
NetApp, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	247,375 USD	(1,958)
Netflix, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	1,007,992 USD	4,365
Netgear, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	90,362 USD	5,362
Neurocrine Biosciences, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	345,275 USD	12,831
New Senior Investment Group	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	24,079 USD	(440)
New York & Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	17,294 USD	(478)
New York Community Bancorp	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	3,412,251 USD	750,706
New York Times Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	76,937 USD	(2,472)
Newell Brands, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	100,257 USD	450
Newfield Exploration Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	462,736 USD	(37,115)
NewLink Genetics Corp.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	382,685 USD	32,497
NewStar Financial, Inc.	04/22/19	M	1.92%	Morgan Stanley Capital Services LLC	—USD	—
NII Holdings, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	231,575 USD	(7,842)
Nike, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	500,363 USD	(23,055)
Nine Energy Service, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	296,401 USD	(25,923)
NiSource, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	145,584 USD	(12,122)
NL Industries, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	89,293 USD	7,087
NMI Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	257,197 USD	12,534
NN Group NV	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	4,020,902 EUR	164,800
NN Group NV	08/08/18	M	0.67%	JPMorgan Chase Bank, N.A.	1,805,000 EUR	73,571
Noble Energy, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	73,948 USD	(351)
Nordson Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	192,822 USD	721
Northrop Grumman Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	679,956 USD	11,939
Northwest Bancshares, Inc.	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	9,053,784 USD	(185,262)
Novanta, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	47,627 USD	(1,092)
Novartis AG	09/20/18	M	0.78%	Credit Suisse Securities (Europe) Limited	1,285,805 CHF	5,496
Novo Nordisk A/S	09/20/18	M	0.35%	Credit Suisse Securities (Europe) Limited	4,002,418 DKK	(20,011)
Now, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	112,075 USD	1,023
NRG Energy, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	993,744 USD	62,245
Nutanix, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	958,874 USD	129,165
Nutrisystem, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	290,224 USD	(14,234)
NV5 Global, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	24,776 USD	36
Nvidia Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	271,495 USD	7,826
NVR, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	419,864 USD	9,956
O’Reilly Automotive, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	573,945 USD	16,410
Oasis Petroleum, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	310,791 USD	(24,782)
Ocular Therapeutix, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	229,782 USD	36,766
Odonate Therapeutics, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	269,084 USD	40,909
OFG Bancorp	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	270,727 USD	5,660
Oil States International Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	130,997 USD	2,533
Okta, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	448,333 USD	27,844
Old Dominion Freight Line	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	292,729 USD	14,174
Old Second Bancorp, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	625 USD	35
Ollie’s Bargain Outlet Holdings, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	76,906 USD	636
Omnicrom Group	05/08/19	M	1.79%	Credit Suisse Securities (Europe) Limited	1,580,954 USD	(17,818)
Omnova Solutions, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	105,063 USD	(1,538)
On Deck Capital, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	325,156 USD	17,576
On Semiconductor Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	67,918 USD	(210)
OneMain Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	429,235 USD	3,822
Ooma, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	203,154 USD	(30,067)
Oracle Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	128,147 USD	(23)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Orange	07/17/19	M	0.77%	JPMorgan Chase Bank, N.A.	1,024,450 EUR	$23,706
Orange	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,053,179 EUR	24,371
Orasure Technologies, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	58,182 USD	4,588
OrbComm, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	410,993 USD	7,922
Ormat Technologies, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	211,091 USD	(1,669)
Orthopediatrics Corp.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	106,614 USD	(452)
Oshkosh Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	114,375 USD	1,723
OSI Systems, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	137,526 USD	1,503
Ovid Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	68,711 USD	2,403
Owens Corning	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	303,945 USD	6,866
Owens Illinois, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	121,551 USD	5,780
Pacific Biosciences of California	04/22/19	M	0.88%	Morgan Stanley Capital Services LLC	343,645 USD	(15,161)
Pacira Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	269,238 USD	28,030
Palo Alto Networks, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	508,353 USD	14,609
Pandora Media, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	799,230 USD	9,749
Papa John’s International, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	42,170 USD	377
Paratek Pharmaceuticals, Inc.	04/22/19	M	0.90%	Morgan Stanley Capital Services LLC	384,786 USD	27,195
Parker Hannifin Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	417,650 USD	23,193
Parsley Energy, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	549,009 USD	(65,402)
Party City Holdco, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	98,870 USD	2,505
Patrick Industries, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	347,251 USD	18,373
Patterson UTI Energy, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	80,991 USD	(117)
Paycom Software, Inc.	04/22/19	M	1.35%	Morgan Stanley Capital Services LLC	152,022 USD	12,770
Paylocity Holding Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	157,598 USD	8,565
Paypal Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	526,088 USD	11,480
PDC Energy, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	74,137 USD	(2,997)
pdvWireless, Inc.	04/22/19	M	0.45%	Morgan Stanley Capital Services LLC	270,195 USD	36,264
Pearson PLC	07/17/19	M	0.15%	JPMorgan Chase Bank, N.A.	442,100 GBP	(528)
Pearson PLC	09/20/18	M	0.50%	Credit Suisse Securities (Europe) Limited	293,731 GBP	(351)
Pebblebrook Hotel Trust	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	24,939 USD	(87)
Penn National Gaming, Inc.	07/30/18	M	1.74%	Deutsche Bank AG	3,310,566 USD	(796,618)
Penn Real Estate Investment Trust	04/22/19	M	1.15%	Morgan Stanley Capital Services LLC	264,260 USD	6,567
Penn Virginia Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	421,782 USD	(42,736)
People’s United Financial	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	48,750 USD	1,390
People’s United Financial, Inc.	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	10,565,388 USD	662,108
PepsiCo., Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	543,479 USD	(2,612)
Petiq, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	62,942 USD	(11,514)
PetMed Express, Inc.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	480,552 USD	(1,135)
PG&E Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	172,004 USD	189
PGT Innovations, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	181,854 USD	—
Philip Morris International	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	528,000 USD	(3,915)
Physicians Realty Trust	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	106,622 USD	(2,280)
Pieris Pharmaceuticals, Inc.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	284,426 USD	5,510
Pilgrim’s Pride Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	374,440 USD	19,568
Pinnacle Foods, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	25,090 USD	(23)
Pioneer Energy Services Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	347,937 USD	(15,687)
Pioneer Natural Resources Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	451,039 USD	(8,058)
Piper Jaffray Cos.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	111,341 USD	2,982
Pitney Bowes, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	8,453 USD	208
Pixelworks, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	81,057 USD	10,377

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
PJT Partners, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	14,350 USD	$468
Planet Fitness, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	97,104 USD	1,579
Plantronics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	51,994 USD	601
PlayAGS, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	236,600 USD	(17,046)
Polaris Industries, Inc.	04/22/19	M	1.35%	Morgan Stanley Capital Services LLC	408,107 USD	16,520
Pool Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	11,623 USD	109
Popular, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	34,819 USD	1,183
Portola Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	728,903 USD	43,604
Post Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	403,754 USD	(1,228)
Poste Italiane SpA	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	760,627 EUR	53,552
PPG Industries, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	216,779 USD	709
PRA Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	393,697 USD	27,356
Praxair, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	454,749 USD	700
Preferred Bank	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	8,636,929 USD	300,495
Primo Water Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	252,839 USD	1,437
Principal Financial Group	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	98,606 USD	2,502
Proassurance Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	20,127 USD	381
Profire Energy, Inc.	04/22/19	M	1.27%	Morgan Stanley Capital Services LLC	118,296 USD	23,731
Progenics Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	89,976 USD	6,151
Progressive Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	72,909 USD	805
Prologis, Inc.	07/30/18	M	1.74%	Deutsche Bank AG	13,412,812 USD	(209,258)
Prologis, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	13,903 USD	(154)
Proofpoint, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	363,351 USD	19,381
Propetro Holding Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	378,433 USD	(19,620)
Protagonist Therapeutics, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	113,722 USD	7,029
Prothena Corp. PLC	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	523,251 USD	11,318
Proto Labs, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	213,047 USD	16,304
Provident Financial Services	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	4,152,543 USD	(70,614)
Proximus	09/20/18	M	0.95%	Credit Suisse Securities (Europe) Limited	240,520 EUR	26,242
Prudential Financial, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	76,279 USD	1,471
PTC Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	375,561 USD	21,801
Public Service Enterprise Group, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	182,238 USD	165
Public Storage	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	61,284 USD	485
Puma Biotechnology, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	757,210 USD	(55,511)
Pure Storage, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	109,842 USD	(3,277)
PVH Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	109,359 USD	1,560
Pzena Investment Management, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	80,719 USD	6,228
Q2 Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	99,448 USD	3,718
QEP Resources, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	40,609 USD	555
Qorvo, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	61,435 USD	185
QTS Realty Trust, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	311,480 USD	575
Quantenna Communications, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	399,862 USD	24,353
Quanterix Corp.	04/22/19	M	1.35%	Morgan Stanley Capital Services LLC	207,254 USD	4,146
Quidel Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	124,112 USD	3,016
QuinStreet, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	228,049 USD	8,720
Quintana Energy Services, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	39,407 USD	589
Quotient Technology, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	127,877 USD	6,925
Qurate Retail, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	227,066 USD	797
Ra Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	260,106 USD	(24,176)
Radian Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	103,908 USD	2,485
Radius Health, Inc.	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	368,949 USD	12,214
Raiffeisen Bank International AG	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	230,877 EUR	15,011
Ralph Lauren Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	87,129 USD	1,891

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Rapid7, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	94,350 USD	$8,675
Raven Industries, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	96,356 USD	—
Raytheon Company	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	522,764 USD	5,235
RBC Bearings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	123,755 USD	1,128
Re/Max Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	63,249 USD	1,148
Realogy Holdings Corp.	04/22/19	M	1.15%	Morgan Stanley Capital Services LLC	103,111 USD	1,058
RealPage, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	127,029 USD	4,652
Realty Income Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	32,300 USD	241
Reata Pharmaceuticals, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	35,332 USD	2,286
Red Hat, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	222,787 USD	6,451
Red Robin Gourmet Burgers	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	357,292 USD	45,865
Red Rock Resorts, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	109,491 USD	4,067
REGENXBIO, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	321,534 USD	(80,051)
Regional Management Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	190,123 USD	9,139
Regions Financial Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	334,614 USD	12,245
Regions Financial Corp.	03/04/20	T	1.66%	Goldman Sachs International	2,678,125 USD	239,189
RELX NV	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	3,326,237 EUR	43,681
RELX PLC	09/20/18	M	0.00%	Credit Suisse Securities (Europe) Limited	49,919 GBP	122
RELX PLC	08/08/18	M	0.20%	JPMorgan Chase Bank, N.A.	993,246 GBP	2,419
Renaissancere Holdings Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	101,569 USD	2,305
Restoration Hardware Holdings, Inc.	04/22/19	M	0.77%	Morgan Stanley Capital Services LLC	616,132 USD	81,081
REV Group Inc	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	204,853 USD	(13,913)
Revance Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	280,824 USD	35,915
Rexnord Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	136,733 USD	1,750
Rhythm Pharmaceuticals, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	288,811 USD	(6,752)
Rigel Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	584,900 USD	65,907
Rignet, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	34,072 USD	5,212
RLJ Lodging Trust	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	1,203 USD	(10)
Rocket Pharmaceuticals, Inc.	04/22/19	M	1.50%	Morgan Stanley Capital Services LLC	6,470 USD	11
Rockwell Automation, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	630,105 USD	28,352
Rogers Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	27,174 USD	(357)
Roku, Inc.	04/22/19	M	0.49%	Morgan Stanley Capital Services LLC	632,852 USD	(4,573)
Roper Technologies, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	300,717 USD	803
Ross Stores, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	12,858 USD	61
Royal Caribbean Cruises Ltd	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	71,566 USD	3,708
RPC, Inc.	04/22/19	M	0.62%	Morgan Stanley Capital Services LLC	169,804 USD	(5,677)
Ryerson Holding Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	393,544 USD	35,339
S & T Bancorp, Inc.	05/28/20	T	1.66%	Goldman Sachs International	888,333 USD	45,715
Sage Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	847,282 USD	35,047
Saia, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	14,318 USD	(235)
SailPoint Technologies Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	58,360 USD	5,869
Sainsbury PLC	09/20/18	M	0.50%	Credit Suisse Securities (Europe) Limited	1,462,474 GBP	(67,156)
Saipem SpA	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	191,425 EUR	(13,588)
Salesforce.com, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	210,769 USD	(242)
Sampo Oyj	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,328,037 EUR	(5,212)
Sandvik AB	09/20/18	M	0.48%	Credit Suisse Securities (Europe) Limited	837,058 SEK	(4,518)
Sandy Spring Bancorp, Inc.	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	1,759,435 USD	(92,167)
Sangamo Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	659,808 USD	61,107

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sanofi	07/08/19	M	0.35%	Morgan Stanley Capital Services LLC	5,808,746 EUR	$(126,514)
Santander Consumer USA Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	57,395 USD	68
Sarepta Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	707,297 USD	(116,449)
Scana Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	38,512 USD	(239)
Schlumberger Ltd.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	41,055 USD	167
Schlumberger Ltd.	05/08/19	M	1.79%	Credit Suisse Securities (Europe) Limited	274,805 USD	(822)
Schneider Electric SE	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	505,712 EUR	(2,184)
Schroders PLC	09/20/18	M	0.50%	Credit Suisse Securities (Europe) Limited	377,787 GBP	4,537
Schulman (A.), Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	101,321 USD	(228)
Schwab (Charles) Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	20,439 USD	357
Scientific Games Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	589,823 USD	68,882
Scorpio Bulkers, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	61,860 USD	2,511
Scotts Miracle Gro Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	229,773 USD	5,989
Seacoast Banking Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	52,421 USD	2,051
Sealed Air Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	85,333 USD	858
Seaworld Entertainment, Inc.	04/22/19	M	0.10%	Morgan Stanley Capital Services LLC	524,259 USD	(18,295)
Select Energy Services, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	485,724 USD	(28,377)
Selecta Biosciences, Inc.	04/22/19	M	1.55%	Morgan Stanley Capital Services LLC	335,899 USD	(13,173)
Sempra Energy	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	493,571 USD	(13,597)
Semtech Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	15,275 USD	(16)
Sendgrid, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	245,443 USD	14,772
Sensata Technologies Holding	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	213,956 USD	18,688
Servicemaster Global Holding	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	30,152 USD	(178)
ServiceNow, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	643,326 USD	31,575
Shake Shack, Inc.	04/22/19	M	1.13%	Morgan Stanley Capital Services LLC	344,152 USD	(2,036)
Shenandoah Telecommunication	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	406,560 USD	10,890
Sherwin Williams Co.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	447,008 USD	(3,357)
Shoe Carnival, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	80,177 USD	1,778
Shutterfly, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	226,783 USD	8,280
SI Green Realty Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	34,631 USD	49
Sienna Biopharmaceuticcals, Inc.	04/22/19	M	0.38%	Morgan Stanley Capital Services LLC	216,540 USD	12,341
Sientra, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	19,274 USD	(119)
Signature Bank	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	123,358 USD	1,233
Signet Jewelers Ltd.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	316,741 USD	9,279
Simply Good Foods Co.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	157,333 USD	(1,117)
Siteone Landscape Supply, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	264,814 USD	12,316
Skechers USA, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	726,351 USD	(13,035)
SKF AB	09/20/18	M	0.48%	Credit Suisse Securities (Europe) Limited	838,010 SEK	(1,879)
Skyline Champion Corp	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	394,277 USD	(3,533)
Skyworks Solutions, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	97,761 USD	(339)
Sleep Number Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	263,760 USD	7,774
SM Energy Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	297,630 USD	(27,708)
Smart Sand, Inc.	04/22/19	M	2.40%	Morgan Stanley Capital Services LLC	404,758 USD	27,031
Smith (A.O.) Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	185,558 USD	714
Snam SpA	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	375,742 EUR	3,409
Solaris Oilfield Infrastructure, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	630,580 USD	55,051
Solvay SA	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,183,501 EUR	55,210
Sothebys	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	339,680 USD	20,161
Southwestern Energy Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	358,130 USD	(9,717)
Spark Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	662,934 USD	(36,553)
Spartan Motors, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	56,692 USD	(930)
SPDR S&P 500 ETF Trust	06/30/20	T	1.66%	Goldman Sachs International	8,021,250 USD	(23,830)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
SPDR S&P Regional Banking ETF	03/03/20	T	1.38%	Morgan Stanley Capital Services LLC	7,173,887 USD	$137,171
Spectrum Brands Holdings, Inc.	04/22/19	M	1.30%	Morgan Stanley Capital Services LLC	175,683 USD	(6,983)
Spectrum Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	460,007 USD	(24,022)
Spero Therapeutics, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	116,032 USD	(22,380)
Spirit Aerosystems Hold	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	315,420 USD	2,880
Splunk, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	356,781 USD	37,547
Sportsman's Warehouse Holding, Inc.	04/22/19	M	0.20%	Morgan Stanley Capital Services LLC	272,448 USD	18,824
Sprouts Farmers Market, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	162,746 USD	(6,774)
SPX Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	122,943 USD	4,895
SPX Flow, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	146,600 USD	2,860
Square, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	869,763 USD	35,712
Stag Industrial, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	37,899 USD	(1,013)
Stamps.com, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	463,079 USD	31,376
Stanley Black & Decker, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	200,426 USD	5,063
Stemline Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	75,650 USD	7,437
Stericycle, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	193,969 USD	(3,729)
Sterling Construction Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	382,404 USD	4,208
Steven Madden, Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	7,832 USD	27
Stifel Financial Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	1,803 USD	27
Stoneridge, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	52,843 USD	1,855
Storebrand ASA	04/11/19	M	0.50%	JPMorgan Chase Bank, N.A.	13,896,000 NOK	91,843
Storebrand ASA	09/20/18	M	0.76%	Credit Suisse Securities (Europe) Limited	7,707,347 NOK	50,940
Stryker Corp.	05/08/19	M	1.79%	Credit Suisse Securities (Europe) Limited	529,723 USD	(1,510)
Sun Communities, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	27,384 USD	(120)
Sun Hydraulics Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	173,597 USD	8,594
Sunrun, Inc.	04/22/19	M	0.80%	Morgan Stanley Capital Services LLC	565,375 USD	19,584
Superior Energy Services, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	250,313 USD	(2,508)
SuperValu, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	557,209 USD	(18,808)
SVB Financial Group	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	304,195 USD	5,617
Switch, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	354,261 USD	20,049
Symantec Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	429,539 USD	10,344
Synaptics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	358,936 USD	(5,995)
Synchrony Financial	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	6,038,161 USD	559,702
Syndax Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	462,425 USD	80,179
Syneos Health, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	97,271 USD	1,829
Synnex Corp.	07/30/18	M	0.00%	Deutsche Bank AG	419,675 USD	7,770
Syros Pharmaceuticals, Inc.	04/22/19	M	1.30%	Morgan Stanley Capital Services LLC	551,279 USD	100,875
T-Mobile US, Inc.	07/30/18	M	1.74%	Deutsche Bank AG	13,937,489 USD	(449,056)
Tableau Software, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	6,757 USD	12
Tabula Rasa Healthcare, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	208,104 USD	(12,748)
Tailored Brands, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	273,356 USD	9,913
Take Two Interactive Software, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	400,333 USD	7,260
Takeda Pharmaceutical Co. Ltd.	08/03/18	M	0.38%	Deutsche Bank AG	947,427,318 JPY	(248,645)
Tanger Factory Outlet Center, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	106,238 USD	(1,182)
Tapestry, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	219,804 USD	1,388
Taubman Centers, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	32,231 USD	207
TD Ameritrade Holding Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	41,727 USD	266

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Team, Inc.	04/22/19	M	0.10%	Morgan Stanley Capital Services LLC	310,007 USD	$(25,659)
TechnipFMC PLC	09/20/18	M	0.90%	Credit Suisse Securities (Europe) Limited	70,198 EUR	(2,821)
TechnipFMC PLC	04/25/19	M	0.77%	JPMorgan Chase Bank, N.A.	86,908 EUR	(3,493)
Teladoc, Inc.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	240,321 USD	9,282
Tele2 AB	09/20/18	M	0.48%	Credit Suisse Securities (Europe) Limited	9,995,554 SEK	82,901
Tele2 AB	10/10/18	M	0.80%	JPMorgan Chase Bank, N.A.	22,750,000 SEK	188,685
Tele2 AB	07/30/18	M	0.81%	Deutsche Bank AG	33,676,554 SEK	(120,042)
Telecom Italia SpA	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	878,765 EUR	57,451
Telefonica Brasil	05/08/19	M	1.79%	Credit Suisse Securities (Europe) Limited	434,666 USD	15,536
Telefonica S.A.	02/13/19	M	0.67%	JPMorgan Chase Bank, N.A.	867,151 EUR	22,845
Telefonica S.A.	09/20/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,771,053 EUR	46,658
Telenor ASA	09/20/18	M	0.00%	Credit Suisse Securities (Europe) Limited	2,142,095 NOK	993
Tempur Sealy International, Inc.	04/22/19	M	1.05%	Morgan Stanley Capital Services LLC	576,256 USD	15,512
Tenet Healthcare Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	189,009 USD	10,786
Tennant Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	195,977 USD	(5,078)
Teradata Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	63,590 USD	997
Teradyne, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	28,800 USD	95
Terex Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	117,103 USD	(4,405)
Terna SpA	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	1,512,010 EUR	(18,879)
Terraform Power, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	265,442 USD	(3,447)
Terreno Realty Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	3,838 USD	(5)
Tesaro, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	587,719 USD	(57,407)
Tetra Technologies, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	335,641 USD	(11,708)
Tetraphase Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	229,900 USD	32,262
Textainer Group Holdings Ltd	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	168,532 USD	2,854
Textron, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	8,976 USD	12
TG Therapeutics, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	698,371 USD	23,355
Theravance Biopharma, Inc.	04/22/19	M	0.45%	Morgan Stanley Capital Services LLC	208,211 USD	9,058
Thermo Fisher Scientific, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	494,792 USD	(2,137)
Thor Industries, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	189,629 USD	3,615
Tiffany & Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	208,974 USD	3,809
Tile Shop Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	118,998 USD	2,274
Tilly’s, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	20,211 USD	(408)
Timkensteel Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	308,232 USD	29,955
Titan International, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	495,737 USD	45,334
Titan Machinery, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	147,302 USD	6,481
Tocagen, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	235,738 USD	(8,269)
Tompkins Financial Corp.	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	1,716,818 USD	(127,369)
Topbuild Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	74,174 USD	(14)
Total System Services, Inc.	06/17/20	T	1.66%	Goldman Sachs International	4,422,842 USD	182,305
TPI Composites, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	318,505 USD	(37,200)
Trade Desk, Inc.	04/22/19	M	0.57%	Morgan Stanley Capital Services LLC	709,087 USD	(28,837)
Transdigm Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	172,486 USD	(2,155)
Transunion	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	214,999 USD	(1,139)
Travelers Cos., Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	44,279 USD	481
Treehouse Foods, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	552,755 USD	2,660
Trex Company, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	379,907 USD	2,426
Trinet Group, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	155,755 USD	(4,513)
TripAdvisor, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	916,071 USD	40,867
Tronc, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	254,465 USD	588
Tronox Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	514,975 USD	9,022
TrueCar, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	236,374 USD	14,262
TrustCo Bank Corp.	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	2,065,824 USD	2,839
Twenty First Century Fox, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	441,807 USD	(49,776)
Twilio, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	395,486 USD	19,087

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Twin Disc, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	81,026 USD	$2,893
Twitter, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	571,589 USD	24,360
Tyson Foods, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	123,776 USD	1,636
UBI Banca SpA	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	603,272 EUR	(16,873)
UBI Banca SpA	04/10/19	M	0.67%	JPMorgan Chase Bank, N.A.	307,248 EUR	(8,593)
UDR, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	82,994 USD	(946)
Ulta Beauty, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	516,629 USD	27,064
Ultimate Software Group, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	5,158 USD	11
Ultra Clean Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	311,683 USD	649
Ultragenyx Pharmaceutical, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	173,201 USD	11,389
UMH Properties, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	6,687 USD	(312)
Umpqua Holdings Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	61,712 USD	1,781
Under Armour, Inc.	04/22/19	M	0.15%	Morgan Stanley Capital Services LLC	860,533 USD	3,708
Unilever PLC	09/20/18	M	0.50%	Credit Suisse Securities (Europe) Limited	672,274 GBP	(27,382)
Union Pacific Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	444,880 USD	7,797
Unisys Corp.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	262,422 USD	7,892
Unit Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	95,557 USD	(1,290)
United Rentals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	379,782 USD	1,579
United States Steel Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	495,168 USD	16,487
United Technologies Corp.	07/30/18	M	1.74%	Deutsche Bank AG	4,753,084 USD	(4,182)
United Technologies Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	6,303 USD	51
Uniti Group, Inc.	04/22/19	M	1.20%	Morgan Stanley Capital Services LLC	222,749 USD	20,987
Univar, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	81,553 USD	(605)
Universal Display Corp.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	690,336 USD	30,716
Universal Electronics Inc	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	430,424 USD	(41,266)
Universal Insurance Holdings	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	100,040 USD	567
Unum Group	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	182,606 USD	4,795
Upland Software, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	96,428 USD	2,461
Urban Edge Properties	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	97,017 USD	(3,771)
Urban Outfitters, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	179,134 USD	5,166
US BanCorp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	54,222 USD	350
US Concrete, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	272,730 USD	51,600
US Foods Holding Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	157,598 USD	40
US Silica Holdings, Inc.	04/22/19	M	1.63%	Morgan Stanley Capital Services LLC	80,432 USD	5,212
USA Technologies, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	368,315 USD	(10,833)
Vectren Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	32,894 USD	(44)
Vectrus, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	345,638 USD	7,697
VEECO Instruments, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	486,918 USD	60,244
Ventas, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	167,954 USD	(1,301)
Verastem, Inc.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	175,352 USD	4,054
Verifone Systems, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	485,214 USD	563
Veritiv Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	65,003 USD	(949)
Verso Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	1,697 USD	—
Versum Materials, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	20,355 USD	(115)
Vertex Pharmaceuticals, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	307,252 USD	(23,151)
Viacom, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	43,607 USD	(1,241)
Viavi Solutions, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	249,283 USD	(7,844)
Vicor Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	502,003 USD	36,193
Virtu Financial, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	233,539 USD	20,343
Visa, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	556,440 USD	6,111
Vista Outdoor, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	193,745 USD	13,999
Visteon Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	97,572 USD	1,288
Vistra Energy Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	415,472 USD	1,872
VMware, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	396,567 USD	7,685
Vonage Holdings Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	456,357 USD	(18,033)
Vornado Realty Trust	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	47,502 USD	(324)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Voya Financial, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	117,060 USD	$4,354
Voyager Therapeutics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	235,992 USD	21,248
Vulcan Materials Co.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	145,390 USD	197
Wabash National Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	120,701 USD	8,424
Wabco Holdings, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	117,624 USD	135
Wabtec Corp.	04/22/19	M	1.15%	Morgan Stanley Capital Services LLC	165,021 USD	4,829
Waddell & Reed Financial, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	14,576 USD	1,081
Wageworks, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	239,049 USD	4,199
Walgreens Boots Alliance, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	325,388 USD	24,893
Walmart Stores, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	253,426 USD	(954)
Walt Disney Co.	05/08/19	M	1.79%	Credit Suisse Securities (Europe) Limited	605,411 USD	(810)
Washington Federal, Inc.	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	8,157,899 USD	633,727
Washington Prime Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	185,518 USD	(5,173)
Wave Life Sciences Ltd.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	246,634 USD	20,385
Wayfair, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	811,761 USD	(56,493)
Weatherford International PLC	04/22/19	M	1.15%	Morgan Stanley Capital Services LLC	440,112 USD	14,804
Web.Com Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	54,619 USD	(700)
Weight Watchers International, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	683,599 USD	(28,549)
Welbilt, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	336,660 USD	(7,896)
Welltower, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	182,216 USD	(4,224)
Wendy’s Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	49,008 USD	1,866
Werner Enterprises, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	34,562 USD	880
Wesco Aircraft Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	336,017 USD	10,138
Westamerica Bancorporation	03/03/20	T	1.51%	Morgan Stanley Capital Services LLC	5,813,085 USD	352,298
Western Digital Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	37,164 USD	239
Western Union Co.	06/17/20	T	1.66%	Goldman Sachs International	2,653,020 USD	75,278
Westlake Chemical Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	30,207 USD	178
WestRock Co.	07/30/18	M	1.74%	Deutsche Bank AG	70,866 USD	4,780
Weyerhaeuser Co.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	36,335 USD	(417)
Whiting Petroleum Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	526,682 USD	(52,026)
WideOpenWest, Inc.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	151,396 USD	130
Wig20 Index	08/16/18	0	0.00%	Merrill Lynch International	1,713,434 PLN	23,471
WildHorse Resource Development Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	337,925 USD	(16,278)
Willis Towers Watson PLC	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	221,092 USD	1,575
Willscot Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	59,511 USD	(89)
Winnebago Industries	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	161,347 USD	5,809
WisdomTree Investments, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	77,709 USD	12,497
Woodward, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	56,299 USD	(808)
Workday, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	590,210 USD	24,579
World Acceptance Corp.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	276,421 USD	8,332
World Wrestiling Entertainment, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	107,166 USD	(17,357)
Worldpay, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	345,134 USD	10,572
WPP PLC	07/17/19	M	0.15%	JPMorgan Chase Bank, N.A.	839,300 GBP	5,543
WPP PLC	09/20/18	M	0.50%	Credit Suisse Securities (Europe) Limited	539,359 GBP	3,091
WPX Energy, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	293,697 USD	(16,076)
WR Grace & Co.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	264,945 USD	3
WW Grainger, Inc.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	123,997 USD	(596)
Wynn Resorts Ltd.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	742,340 USD	22,611
XPO Logistics, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	133,031 USD	3,097
Xylem, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	152,134 USD	(1,088)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Yelp, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	128,359 USD	$4,237
YRC Worldwide, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	513,269 USD	50,989
Yum China Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	132,195 USD	6,930
Zafgen, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	59,799 USD	(7,975)
ZAGG, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	303,247 USD	4,770
Zayo Group Holdings, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	437,062 USD	2,512
Zebra Technologies Corp.	04/22/19	M	1.67%	Morgan Stanley Capital Services LLC	44,682 USD	(585)
Zendesk, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	81,943 USD	317
Zillow Group, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	28,508 USD	1,023
Zoe's Kitchen, Inc.	04/22/19	M	0.10%	Morgan Stanley Capital Services LLC	167,772 USD	(12,729)
Zogenix, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	817,053 USD	10,182
Zumiez, Inc.	04/22/19	M	1.66%	Morgan Stanley Capital Services LLC	56,054 USD	2,522
Zurich Insurance Group AG	09/20/18	M	1.33%	Credit Suisse Securities (Europe) Limited	2,894,431 CHF	30,487

Total Sells						$33,864,951

Total OTC Total Return Swaps Outstanding						$25,234,277

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2018

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate		Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	6-Month CHF LIBOR	(0.50%	)	6M/1Y	09/19/20	Goldman Sachs International	42,608,000 CHF	$(7,981)	$(71,530)	$63,549
Pays	6-Month GBP LIBOR	1.00%		6M/6M	09/19/20	Goldman Sachs International	993,611,000 GBP	(2,414,868)	(2,912,526)	497,658
Pays	6-Month EUR EURIBOR	1.00%		6M/1Y	09/19/28	Goldman Sachs International	172,686,000 EUR	1,592,260	(1,194,632)	2,786,892
Pays	3-Month SEK STIBOR	1.25%		3M/1Y	09/19/28	Goldman Sachs International	1,650,278,000 SEK	1,372,963	(1,746,636)	3,119,599
Pays	6-Month NOK NIBOR	1.50%		6M/1Y	09/19/20	Goldman Sachs International	4,059,266,000 NOK	(349,483)	145,419	(494,902)
Pays	3-Month USD LIBOR	1.90%		3M/6M	09/25/24	Morgan Stanley & Co. LLC	5,029,000 USD	(291,036)	—	(291,036)
Pays	3-Month USD LIBOR	1.93%		3M/6M	09/25/24	Morgan Stanley & Co. LLC	1,157,000 USD	(65,032)	23	(65,055)
Pays	3-Month USD LIBOR	1.98%		3M/6M	07/25/24	Morgan Stanley & Co. LLC	3,506,000 USD	(182,623)	—	(182,623)
Pays	3-Month USD LIBOR	1.98%		3M/6M	09/25/24	Morgan Stanley & Co. LLC	5,839,000 USD	(311,779)	—	(311,779)
Pays	3-Month USD LIBOR	1.99%		3M/6M	06/26/24	Morgan Stanley & Co. LLC	2,320,000 USD	(118,026)	(11,818)	(106,208)
Pays	3-Month USD LIBOR	1.99%		3M/6M	05/25/24	Morgan Stanley & Co. LLC	3,193,000 USD	(159,726)	(1,176)	(158,550)
Pays	3-Month USD LIBOR	1.99%		3M/6M	09/25/24	Morgan Stanley & Co. LLC	4,571,000 USD	(240,663)	—	(240,663)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.03%	3M/6M	05/25/24	Morgan Stanley & Co. LLC	2,130,000 USD	$(102,043)	$(11,027)	$(91,016)
Pays	3-Month USD LIBOR	2.05%	3M/6M	04/25/24	Morgan Stanley & Co. LLC	6,953,000 USD	(322,847)	(35,905)	(286,942)
Pays	3-Month USD LIBOR	2.07%	3M/6M	05/25/24	Morgan Stanley & Co. LLC	3,462,000 USD	(158,576)	—	(158,576)
Pays	3-Month USD LIBOR	2.08%	3M/6M	05/25/24	Morgan Stanley & Co. LLC	5,886,000 USD	(264,785)	—	(264,785)
Pays	3-Month USD LIBOR	2.09%	3M/6M	08/25/24	Morgan Stanley & Co. LLC	1,515,000 USD	(68,542)	(619)	(67,923)
Pays	3-Month USD LIBOR	2.13%	3M/6M	05/25/24	Morgan Stanley & Co. LLC	1,263,000 USD	(53,471)	(7,155)	(46,316)
Pays	3-Month USD LIBOR	2.13%	3M/6M	04/25/24	Morgan Stanley & Co. LLC	6,446,000 USD	(268,946)	(35,440)	(233,506)
Pays	3-Month USD LIBOR	2.17%	3M/6M	04/25/24	Morgan Stanley & Co. LLC	2,609,000 USD	(103,062)	—	(103,062)
Pays	3-Month USD LIBOR	2.20%	3M/6M	11/27/24	Morgan Stanley & Co. LLC	4,794,000 USD	(202,095)	—	(202,095)
Pays	3-Month USD LIBOR	2.20%	3M/6M	11/27/24	Morgan Stanley & Co. LLC	5,689,000 USD	(239,658)	—	(239,658)
Pays	3-Month USD LIBOR	2.20%	3M/6M	01/30/24	Morgan Stanley & Co. LLC	29,320,500 USD	(1,075,771)	(158,104)	(917,667)
Pays	3-Month USD LIBOR	2.22%	3M/6M	03/27/24	Morgan Stanley & Co. LLC	2,599,000 USD	(92,524)	351	(92,875)
Pays	3-Month USD LIBOR	2.22%	3M/6M	11/27/24	Morgan Stanley & Co. LLC	4,569,000 USD	(187,368)	(1,503)	(185,865)
Pays	3-Month USD LIBOR	2.24%	3M/6M	11/27/24	Morgan Stanley & Co. LLC	3,288,000 USD	(131,160)	(181)	(130,979)
Pays	3-Month USD LIBOR	2.24%	3M/6M	02/25/24	Morgan Stanley & Co. LLC	2,350,000 USD	(82,050)	—	(82,050)
Pays	3-Month CAD-BA-CDOR	2.25%	3M/6M	09/19/20	Goldman Sachs International	1,488,126,000 CAD	(2,163,072)	1,515,573	(3,678,645)
Pays	3-Month USD LIBOR	2.25%	3M/6M	12/27/24	Morgan Stanley & Co. LLC	1,201,000 USD	(47,024)	(582)	(46,442)
Pays	3-Month USD LIBOR	2.26%	3M/6M	04/26/24	Morgan Stanley & Co. LLC	3,000,000 USD	(104,656)	—	(104,656)
Pays	3-Month USD LIBOR	2.28%	3M/6M	12/27/24	Morgan Stanley & Co. LLC	3,310,000 USD	(124,001)	(1,411)	(122,590)
Pays	3-Month USD LIBOR	2.31%	3M/6M	12/27/24	Morgan Stanley & Co. LLC	770,000 USD	(27,636)	(580)	(27,056)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate		Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.33%		3M/6M	01/25/25	Morgan Stanley & Co. LLC	4,857,000 USD	$(170,321)	$—	$(170,321)
Pays	3-Month USD LIBOR	2.75%		3M/6M	09/19/20	Goldman Sachs International	629,668,000 USD	(1,218,591)	(1,389,692)	171,101
Pays	3-Month USD LIBOR	2.75%		3M/6M	04/25/25	Morgan Stanley & Co. LLC	1,792,000 USD	(15,315)	(118)	(15,197)
Pays	3-Month USD LIBOR	2.83%		3M/6M	02/26/25	Morgan Stanley & Co. LLC	3,384,000 USD	(18,453)	—	(18,453)
Pays	3-Month USD LIBOR	2.84%		3M/6M	03/26/25	Morgan Stanley & Co. LLC	3,870,000 USD	(18,446)	—	(18,446)
Pays	3-Month USD LIBOR	2.87%		3M/6M	04/25/25	Morgan Stanley & Co. LLC	2,883,000 USD	(8,373)	—	(8,373)
Pays	3-Month USD LIBOR	2.94%		3M/6M	06/25/25	Morgan Stanley & Co. LLC	6,516,000 USD	19,281	—	19,281
Pays	6-Month AUD-BBR-BBSW	3.00%		6M/6M	09/19/28	Goldman Sachs International	143,984,721 AUD	1,278,661	190,169	1,088,492
Pays	3-Month USD LIBOR	3.00%		3M/6M	06/25/25	Morgan Stanley & Co. LLC	2,272,000 USD	15,629	—	15,629
Pays	3-Month USD LIBOR	3.02%		3M/6M	06/25/25	Morgan Stanley & Co. LLC	6,760,000 USD	55,120	(4,952)	60,072
Pays	3-Month NZD-BBR-FRA	3.25%		3M/6M	09/19/28	Goldman Sachs International	207,238,576 NZD	2,375,221	(217,388)	2,592,609
Pays	28-Day MXN TIIE	7.86%		28D/28D	09/13/23	Credit Suisse Securities (USA) LLC	186,872,404 MXN	(4,110)	—	(4,110)
Receives	6-Month EUR EURIBOR	(0.25%	)	1Y/6M	09/19/20	Goldman Sachs International	834,461,000 EUR	2,439,078	4,000,719	(1,561,641)
Receives	3-Month SEK STIBOR	(0.25%	)	1Y/3M	09/19/20	Goldman Sachs International	7,931,888,000 SEK	2,769,381	4,435,657	(1,666,276)
Receives	6-Month CHF LIBOR	0.50%		1Y/6M	09/19/28	Goldman Sachs International	8,656,000 CHF	(45,002)	54,841	(99,843)
Receives	3-Month USD LIBOR	1.18%		6M/3M	02/22/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,000,000 USD	578,975	—	578,975
Receives	6-Month GBP LIBOR	1.33%		6M/6M	01/09/68	Credit Suisse Securities (USA) LLC	2,324,000 GBP	216,733	65	216,668
Receives	6-Month GBP LIBOR	1.34%		6M/6M	12/14/67	Credit Suisse Securities (USA) LLC	236,000 GBP	21,012	7	21,005
Receives	6-Month GBP LIBOR	1.37%		6M/6M	01/05/67	Credit Suisse Securities (USA) LLC	2,693,653 GBP	202,018	95	201,923
Receives	6-Month GBP LIBOR	1.38%		6M/6M	01/16/68	Credit Suisse Securities (USA) LLC	1,427,000 GBP	97,246	43	97,203

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	6-Month GBP LIBOR	1.41%	6M/6M	08/04/67	Credit Suisse Securities (USA) LLC	3,461,000 GBP	$191,014	$123	$190,891
Receives	6-Month GBP LIBOR	1.44%	6M/6M	01/05/47	Credit Suisse Securities (USA) LLC	3,507,681 GBP	208,958	—	208,958
Receives	6-Month GBP LIBOR	1.50%	6M/6M	09/19/28	Goldman Sachs International	209,019,000 GBP	1,292,889	3,433,283	(2,140,394)
Receives	3-Month USD LIBOR	1.52%	6M/3M	05/25/19	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,200,000 USD	170,444	—	170,444
Receives	6-Month GBP LIBOR	1.56%	6M/6M	11/29/46	Credit Suisse Securities (USA) LLC	2,761,160 GBP	59,717	—	59,717
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/26/26	Morgan Stanley & Co. LLC	3,600,000 USD	366,493	—	366,493
Receives	6-Month GBP LIBOR	1.60%	6M/6M	12/01/46	Credit Suisse Securities (USA) LLC	1,791,270 GBP	16,238	—	16,238
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/25/26	Morgan Stanley & Co. LLC	1,900,000 USD	181,072	4,658	176,414
Receives	6-Month CZK PRIBOR	1.67%	1Y/6M	03/21/23	Credit Suisse Securities (USA) LLC	91,015,762 CZK	39,178	—	39,178
Receives	6-Month CZK PRIBOR	1.74%	1Y/6M	03/21/23	Credit Suisse Securities (USA) LLC	63,416,839 CZK	18,200	—	18,200
Receives	3-Month USD LIBOR	1.77%	6M/3M	10/24/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	637,796	—	637,796
Receives	6-Month CZK PRIBOR	1.80%	1Y/6M	03/21/23	Credit Suisse Securities (USA) LLC	82,773,289 CZK	14,000	—	14,000
Receives	6-Month CZK PRIBOR	1.84%	1Y/6M	05/22/23	Credit Suisse Securities (USA) LLC	331,283,027 CZK	34,126	—	34,126
Receives	6-Month CZK PRIBOR	1.86%	1Y/6M	03/21/23	Credit Suisse Securities (USA) LLC	233,213,709 CZK	10,766	—	10,766
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/11/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	339,492	—	339,492
Receives	3-Month USD LIBOR	1.86%	6M/3M	05/25/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,200,000 USD	306,046	—	306,046
Receives	6-Month CZK PRIBOR	1.88%	1Y/6M	09/19/23	Credit Suisse Securities (USA) LLC	338,826,171 CZK	55,754	—	55,754
Receives	6-Month CZK PRIBOR	1.89%	1Y/6M	09/19/23	Credit Suisse Securities (USA) LLC	341,704,709 CZK	48,871	—	48,871
Receives	3-Month USD LIBOR	1.96%	6M/3M	11/25/26	Morgan Stanley & Co. LLC	1,100,000 USD	81,013	—	81,013

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.04%	6M/3M	10/26/25	Morgan Stanley & Co. LLC	3,900,000 USD	$228,396	$—	$228,396
Receives	3-Month USD LIBOR	2.18%	6M/3M	06/26/27	Morgan Stanley & Co. LLC	5,600,000 USD	343,033	—	343,033
Receives	3-Month USD LIBOR	2.19%	6M/3M	05/25/27	Morgan Stanley & Co. LLC	1,500,000 USD	89,372	—	89,372
Receives	3-Month AUD-BBR-BBSW	2.25%	3M/3M	09/19/20	Goldman Sachs International	653,830,637 AUD	(1,569,827)	(639,130)	(930,697)
Receives	6-Month NOK NIBOR	2.25%	1Y/6M	09/19/28	Goldman Sachs International	889,706,000 NOK	(461,395)	(49,766)	(411,629)
Receives	3-Month NZD-BBR-FRA	2.25%	6M/3M	09/19/20	Goldman Sachs International	928,427,045 NZD	(815,922)	601,843	(1,417,765)
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/25/26	Morgan Stanley & Co. LLC	2,000,000 USD	90,318	—	90,318
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/26/25	Morgan Stanley & Co. LLC	2,430,000 USD	89,556	—	89,556
Receives	3-Month USD LIBOR	2.33%	6M/3M	08/25/25	Morgan Stanley & Co. LLC	35,250,000 USD	1,352,875	229,547	1,123,328
Receives	3-Month USD LIBOR	2.34%	6M/3M	01/25/27	Morgan Stanley & Co. LLC	1,000,000 USD	46,275	—	46,275
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/27	Morgan Stanley & Co. LLC	2,900,000 USD	121,095	24,111	96,984
Receives	3-Month USD LIBOR	2.41%	6M/3M	02/27/27	Morgan Stanley & Co. LLC	2,300,000 USD	94,865	—	94,865
Receives	3-Month USD LIBOR	2.41%	6M/3M	12/22/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	986,162	—	986,162
Receives	3-Month USD LIBOR	2.41%	6M/3M	11/27/27	Morgan Stanley & Co. LLC	1,700,000 USD	76,729	—	76,729
Receives	3-Month CAD-BA-CDOR	2.50%	6M/3M	09/19/28	Goldman Sachs International	324,275,000 CAD	1,982,307	811,926	1,170,381
Receives	3-Month USD LIBOR	2.53%	6M/3M	09/25/24	Morgan Stanley & Co. LLC	2,130,000 USD	46,024	—	46,024
Receives	3-Month USD LIBOR	2.58%	6M/3M	03/27/27	Morgan Stanley & Co. LLC	300,000 USD	8,525	—	8,525
Receives	3-Month USD LIBOR	2.90%	6M/3M	03/27/26	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	51,991	—	51,991
Receives	3-Month USD LIBOR	2.95%	6M/3M	02/26/28	Morgan Stanley & Co. LLC	800,000 USD	633	—	633

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.96%	6M/3M	03/26/28	Morgan Stanley & Co. LLC	600,000 USD	$(1,938)	$354	$(2,292)
Receives	3-Month USD LIBOR	3.00%	6M/3M	09/19/28	Goldman Sachs International	139,498,000 USD	(727,983)	(555,367)	(172,616)
Receives	3-Month USD LIBOR	3.03%	6M/3M	06/25/28	Morgan Stanley & Co. LLC	1,600,000 USD	(14,902)	—	(14,902)
Receives	3-Month USD LIBOR	3.05%	6M/3M	05/25/28	Morgan Stanley & Co. LLC	600,000 USD	(6,683)	—	(6,683)
Receives	3-Month USD LIBOR	3.08%	6M/3M	04/30/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(186,368)	—	(186,368)
Receives	3-Month USD LIBOR	3.15%	6M/3M	05/21/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(101,296)	—	(101,296)
Receives	3-Month USD LIBOR	3.21%	6M/3M	05/25/33	Morgan Stanley & Co. LLC	2,000,000 USD	(31,777)	(1,053)	(30,724)
Receives	6-Month INR MIBOR OIS	6.67%	6M/6M	06/20/23	Credit Suisse Securities (USA) LLC	442,659,911 INR	146,041	—	146,041
Receives	3-Month ZAR-JIBAR-SAFEX	7.93%	3M/3M	09/19/23	Credit Suisse Securities (USA) LLC	221,107,240 ZAR	(46,345)	—	(46,345)
Receives	3-Month ZAR-JIBAR-SAFEX	7.98%	3M/3M	09/19/23	Credit Suisse Securities (USA) LLC	146,515,771 ZAR	(54,489)	—	(54,489)
Receives	3-Month ZAR-JIBAR-SAFEX	8.43%	3M/3M	09/19/28	Credit Suisse Securities (USA) LLC	54,478,988 ZAR	(19,767)	—	(19,767)
Receives	3-Month ZAR-JIBAR-SAFEX	8.46%	3M/3M	09/19/28	Credit Suisse Securities (USA) LLC	54,418,784 ZAR	(28,916)	—	(28,916)
Receives	3-Month ZAR-JIBAR-SAFEX	8.48%	3M/3M	09/19/28	Credit Suisse Securities (USA) LLC	54,698,959 ZAR	(33,510)	—	(33,510)

Total Centrally Cleared Interest Rate Swaps Outstanding							$7,299,609	$6,400,516	$899,093

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

OTC Interest Rate Swaps Outstanding at June 30, 2018
The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month MYR KLIBOR BNM	4.14%	3M/3M	05/18/23	Morgan Stanley Capital Services LLC	16,597,969 MYR	$(50,003)	$—	$(50,003)
Receives	3-Month MYR KLIBOR BNM	4.14%	3M/3M	05/21/23	Bank of America, N.A.	16,823,868 MYR	$(50,620)	$—	$(50,620)
Receives	3-Month MYR KLIBOR BNM	4.02%	3M/3M	06/08/23	Bank of America, N.A.	36,673,227 MYR	(61,959)	—	(61,959)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(162,582)	$—	$(162,582)

Abbreviation Legend:
M	Monthly
T	At Maturity
1Y	Yearly
28D	28 Days
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
BADLARPP	BADLAR Private Banks
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange
KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MTN	Medium Term Note
MYX	Bursa Malaysia
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange
TFEX	Thailand Futures Exchange
Currency Legend:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended June 30, 2018 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) that consists of a single series, Blackstone Alternative Multi- Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of June 30, 2018, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broker equity markets. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds, and may also manage a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated schedule of investments include the schedule of investments of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary III and the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of the consolidated schedule of investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2018 (Unaudited)

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the FVC in good faith, and such determinations shall be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the period ending June 30, 2018.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations,

and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2018 (Unaudited)

•	Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of June 30, 2018, certain foreign equity securities were classified in Level 2 as a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At June 30, 2018, the Fund had $379,714,677 invested in State Street Institutional U.S. Government Money Market, Fund (GVMXX—Premier Class) and $136,586 invested in Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio (MSUXX). Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

Effective October 14, 2016, money market funds are required to comply with certain rules adopted by the Securities and Exchange Commission (“SEC”) in July 2014. The rules establish new definitions for money market fund classifications and certain money market funds are required to move from a stable $1.00 price per share to a floating net asset value. Money market funds that meet certain criteria can maintain a fixed $1.00 share price. The State Street Institutional U.S. Government Money Market Fund invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments and maintains a fixed $1.00 share price. Additionally, the State Street Institutional U.S. Government Money Market Fund is not subject to liquidity fees or redemption gates.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2018 (Unaudited)

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Government Sponsored Agency securities, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At June 30, 2018, the total fair value of Level 3 investments was $14,175,890. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds, (collectively, the “Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At June 30, 2018, there were no outstanding unfunded commitments held by the Fund.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, prepayment and extension risks.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2018 (Unaudited)

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2018, the face value of open reverse repurchase agreements for the Fund was $180,453,000.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”).

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of June 30, 2018, there were no securities out on loan.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2018 (Unaudited)

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2018 (Unaudited)

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps” or “swap execution facility”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty..

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2018 (Unaudited)

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of June 30, 2018.

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,719,759,961	$—	$—	$1,719,759,961
Preferred Stock	—	211,763,905	—	211,763,905
Asset-Backed Securities	—	313,249,321	—	313,249,321
Convertible Bonds	—	53,621,480	—	53,621,480
Bank Debt	—	20,497,702	14,175,890	34,673,592
Corporate Bonds & Notes	—	174,583,487	—	174,583,487
Sovereign Debt	—	517,121,049	—	517,121,049
Mortgage-Backed Securities	—	1,554,150,016	—	1,554,150,016
U.S. Government Sponsored Agency Securities	—	42,755,503	—	42,755,503

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2018 (Unaudited)

Assets:	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$120,416,322	$—	$120,416,322
Exchange-Traded Funds	131,797,042	—	—	131,797,042
Purchased Options	4,338,646	103,399	—	4,442,045
Short-Term Investment - Money Market Fund	379,851,263	—	—	379,851,263
Subtotal	$2,235,746,912	$3,008,262,184	$14,175,890	$5,258,184,986
Investments Valued at NAV				334,390,154
Total Investments in Securities	$2,235,746,912	$3,008,262,184	$14,175,890	$5,592,575,140
Forward Foreign Currency Exchange Contracts	—	12,823,829	—	12,823,829
Futures Contracts	67,824,533	—	—	67,824,533
Centrally Cleared Credit Default Swaps	—	41,289,239	—	41,289,239
OTC Credit Default Swaps	—	453,357	—	453,357
OTC Total Return Swaps	—	69,260,527	—	69,260,527
Centrally Cleared Interest Rate Swaps	—	22,859,842	—	22,859,842
Total Assets	$2,303,571,445	$3,154,948,978	$14,175,890	$5,807,086,467

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$1,255,754,700	$—	$—	$1,255,754,700
Exchange-Traded Funds	141,700,204	—	—	141,700,204
Mortgage-Backed Securities	—	46,825,986	—	46,825,986
Rights	0	—	—	0
Total Securities Sold Short	$1,397,454,904	$46,825,986	$—	$1,444,280,890
Options Written	91,221	103,399	—	194,620
Reverse Repurchase Agreements	—	180,700,322	—	180,700,322
Forward Foreign Currency Exchange Contracts	—	9,106,995	—	9,106,995
Futures Contracts	48,757,280	—	—	48,757,280
Centrally Cleared Credit Default Swaps	—	17,335,945	—	17,335,945
OTC Credit Default Swaps	—	19,068,906	—	19,068,906
OTC Total Return Swaps	—	44,026,250	—	44,026,250
Centrally Cleared Interest Rate Swaps	—	15,560,233	—	15,560,233
OTC Interest Rate Swaps	—	162,582	—	162,582
Total Liabilities	$1,446,303,405	$332,890,618	$—	$1,779,194,023

Investments that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2018 (Unaudited)

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity (1)(2)	N/A	—	N/A	—	N/A	334,390,154	334,390,154

(1)	The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2)	Investments are redeemable quarterly upon 30 - 45 days written notice.

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B)

Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

During the period ended June 30, 2018, the amount of transfers from Level 2 to Level 1 was $18,653,492 and $17,358,943 for common stock and securities sold short, respectively, as a result of the Fair Value Trigger. For more detail on the fair value of foreign equity securities, please refer to the discussion of fair value measurements for exchange-traded securities in Note 3.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with the Fund’s valuation policy.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investment in Securities	Bank Debt	Corporate Bonds & Notes	Total
Balance as of March 31, 2018	$12,831,298	$21,774,895	$34,606,193
Transfers In	2,950,176	—	2,950,176
Transfers Out	(5,189,696)	(22,417,652)	(27,607,348)
Purchases	3,817,229	—	3,817,229
Sales	(1,025,915)	—	(1,025,915)
Amortization	23,041	878,747	901,788
Net realized gain	5,333	—	5,333
Net change in unrealized appreciation (depreciation)	764,424	(235,990)	528,434

Balance as of June 30, 2018	$14,175,890	$—	$14,175,890

Net change in unrealized appreciation (depreciation) related to investments still held as of June 30, 2018	764,424	(235,990)	528,434

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2018 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of June 30, 2018.

Assets	Fair Value at June 30, 2018	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Bank Debt	$14,175,890	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$14,175,890

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Alternative Investment Funds

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

August 27, 2018

By:	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

August 27, 2018